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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Funds Asset Allocation Portfolio
ING American Funds Bond Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING Artio Foreign Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING BlackRock Large Cap Value Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING DFA Global Allocation Portfolio
ING DFA World Equity Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Large Cap Growth Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Growth and Income Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Morgan Stanley Global Franchise Portfolio
ING Morgan Stanley Global Tactical Asset Allocation Portfolio
ING Oppenheimer Active Allocation Portfolio
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Pioneer Equity Income Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Retirement Conservative Portfolio
ING Retirement Growth Portfolio
ING Retirement Moderate Growth Portfolio
ING Retirement Moderate Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio
ING U.S. Stock Index Portfolio
ING Van Kampen Growth and Income Portfolio
ING Wells Fargo Health Care Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
MUTUAL FUNDS: 100.0%
		Open-End Funds: 100.0%
22,030,693	@	American Funds Insurance Series - Asset Allocation Fund		$336,188,380
		Total Investments in Securities
		(Cost $294,091,755)*	100.0%	$336,188,380
		Other Assets and Liabilities - Net	0.0	95,790
		Net Assets	100.0%	$336,284,170

	@	Non-income producing security
	*	Cost for federal income tax purposes is $301,616,438.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$34,571,942
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$34,571,942

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$336,188,380	$—	$—	$336,188,380
Total Investments, at value	$336,188,380	$—	$—	$336,188,380

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
MUTUAL FUNDS: 100.3%
		Open-End Funds: 100.3%
54,358,585	@	American Funds Insurance Series - Bond Fund		$603,923,884
		Total Investments in Securities
		(Cost $553,062,691)*	100.3%	$603,923,884
		Other Assets and Liabilities - Net	(0.3)	(1,903,351)
		Net Assets	100.0%	$602,020,533

	@	Non-income producing security
	*	Cost for federal income tax purposes is $561,071,269.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$42,852,615
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$42,852,615

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$603,923,884	$—	$—	$603,923,884
Total Investments, at value	$603,923,884	$—	$—	$603,923,884

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
MUTUAL FUNDS: 100.0%
		Open-End Funds: 100.0%
44,020,763	@	American Funds Insurance Series - Growth Fund		$2,144,251,347
		Total Investments in Securities
		(Cost $2,387,117,587)*	100.0%	$2,144,251,347
		Other Assets and Liabilities - Net	0.0	931,704
		Net Assets	100.0%	$2,145,183,051

	@	Non-income producing security
	*	Cost for federal income tax purposes is $2,419,871,474.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(275,620,127)
		Net Unrealized Depreciation		$(275,620,127)

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$2,144,251,347	$—	$—	$2,144,251,347
Total Investments, at value	$2,144,251,347	$—	$—	$2,144,251,347

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
MUTUAL FUNDS: 100.0%
		Open-End Funds: 100.0%
42,314,891	@	American Funds Insurance Series - Growth-Income Fund		$1,337,573,700
		Total Investments in Securities
		(Cost $1,549,605,314)*	100.0%	$1,337,573,700
		Other Assets and Liabilities - Net	0.0	215,891
		Net Assets	100.0%	$1,337,789,591

	@	Non-income producing security
	*	Cost for federal income tax purposes is $1,574,537,920.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(236,964,220)
		Net Unrealized Depreciation		$(236,964,220)

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$1,337,573,700	$—	$—	$1,337,573,700
Total Investments, at value	$1,337,573,700	$—	$—	$1,337,573,700

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
MUTUAL FUNDS: 99.7%
		Open-End Funds: 99.7%
77,720,663	@	American Funds Insurance Series - International Fund		$1,350,007,921

		Total Investments in Securities
		(Cost $1,518,536,170)*	99.7%	$1,350,007,921
		Other Assets and Liabilities - Net	0.3	4,623,622
		Net Assets	100.0%	$1,354,631,543

	@	Non-income producing security
	*	Cost for federal income tax purposes is $1,529,069,523.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(179,061,602)
		Net Unrealized Depreciation		$(179,061,602)

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$1,350,007,921	$—	$—	$1,350,007,921
Total Investments, at value	$1,350,007,921	$—	$—	$1,350,007,921

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
MUTUAL FUNDS: 100.0%
		Open-End Funds: 100.0%
3,364,446	@	American Funds Insurance Series - Bond Fund		$37,378,996
506,314	@	American Funds Insurance Series - Global Small Capitalization Fund		10,040,199
879,961	@	American Funds Insurance Series - Growth Fund		43,258,868
384,143	@	American Funds Insurance Series - High-Income Bond Fund		4,417,650
1,423,760	@	American Funds Insurance Series - International Fund		24,858,843
770,713	@	American Funds Insurance Series - New World Fund		17,132,945

		Total Investments in Securities
		(Cost $119,281,679)*	100.0%	$137,087,501
		Other Assets and Liabilities - Net	(0.0)	(55,245)
		Net Assets	100.0%	$137,032,256

	@	Non-income producing security
	*	Cost for federal income tax purposes is $119,281,962.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$17,805,539
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$17,805,539

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$137,087,501	$—	$—	$137,087,501
Total Investments, at value	$137,087,501	$—	$—	$137,087,501

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.0%
		Australia: 1.7%
122,135		Aquarius Platinum Ltd.	$667,443
834,199	@	Asciano Group	1,329,911
2,386,624		Macquarie Airports Management Ltd.	6,748,496
199,534		Newcrest Mining Ltd.	7,636,550
			16,382,400
		Austria: 1.0%
235,070		Erste Bank der Oesterreichischen Sparkassen AG	9,445,803
25,480	@	Wienerberger AG	419,095
			9,864,898
		Belgium: 0.2%
39,295	@	KBC Groep NV	1,763,771
			1,763,771
		Brazil: 2.3%
406,324		All America Latina Logistica S.A.	4,144,889
91,282		Amil Participacoes S.A.	877,753
316,433		Diagnosticos da America S.A.	3,753,434
546,491	@	Hypermarcas S.A.	8,384,696
123,357		Perdigao S.A.	1,872,956
65,384		Souza Cruz S.A.	3,303,206
			22,336,934
		Canada: 4.5%
25,664		Agnico-Eagle Mines Ltd.	1,824,591
365,003		Barrick Gold Corp.	16,868,396
13,981		Canadian Pacific Railway Ltd.	854,160
2,371		First Quantum Minerals	178,388
116,776		GoldCorp, Inc.	5,073,270
37,596		Iamgold Corp.	665,759
173,749	@	Ivanhoe Mines Ltd.	4,076,490
87,218		Kinross Gold Corp.	1,636,026
8,967		Potash Corp. of Saskatchewan	1,285,395
247,090	@	Silver Wheaton Corp.	6,580,101
102,105	L	Suncor Energy, Inc.	3,324,441
39,715		Teck Cominco Ltd. - Class B	1,633,530
			44,000,547
		China: 3.9%
190,000		Anhui Conch Cement Co., Ltd.	851,377
38,370	@	Baidu.com ADR	3,937,529
3,967,000		China Construction Bank	3,467,156
192,000		China National Building Material Co., Ltd.	440,842
1,660,000		China Yurun Food Group Ltd.	6,149,225
37,789	@	Ctrip.com International Ltd. ADR	1,804,425
1,182,000		Golden Eagle Retail Group Ltd.	3,343,574
327,500		Hengan International Group Co., Ltd.	3,262,475
540,000		Lianhua Supermarket Holdings Co. Ltd.	2,183,116
788,000		Shandong Weigao Group Medical Polymer Co., Ltd.	2,231,938
436,000		Sinopharm Group Co.	1,794,958
2,018,000	L	Tingyi Cayman Islands Holding Corp.	5,545,024
1,292,000		Wumart Stores, Inc.	3,077,909
			38,089,548
		Czech Republic: 1.7%
76,661		Komercni Banka A/S	16,626,631
			16,626,631
		Denmark: 1.6%
178		AP Moller - Maersk A/S - Class B	1,481,991
55,151		Carlsberg A/S	5,738,305
87,327		Novo-Nordisk A/S	8,641,702
			15,861,998
		Finland: 1.2%
92,608		Fortum OYJ	2,425,505
43,903		Kesko OYJ	2,064,568
374,892		Stora Enso OYJ (Euro Denominated Security)	3,717,605
243,791		UPM-Kymmene OYJ	4,182,232
			12,389,910
		France: 5.5%
27,739		Aeroports de Paris	2,264,510
78,681		BNP Paribas	5,615,575
64,044		Carrefour S.A.	3,452,272
21,510		CFAO S.A.	859,041
57,185		Cie Generale D’Optique Essilor International S.A.	3,937,875
72,992		Eutelsat Communications	2,788,700
186,848		Groupe Danone	11,198,346
11,147		Iliad S.A.	1,161,574
56,079		LVMH Moet Hennessy Louis Vuitton S.A.	8,236,809
19,119		PPR	3,101,867
20,865		Schneider Electric S.A.	2,650,736
76,141		Societe Generale	4,402,701

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		France (continued)
25,051		Sodexho Alliance S.A.	$1,628,690
20,946		Technip S.A.	1,687,834
63,508		Veolia Environnement	1,673,438
			54,659,968
		Germany: 6.2%
21,959		Bayer AG	1,530,547
47,479		Bayerische Motoren Werke AG	3,330,385
6,922		Beiersdorf AG	424,485
23,007		Bilfinger Berger AG	1,585,358
17,894	@	Continental AG	1,390,168
166,729	@	DaimlerChrysler AG	10,551,665
35,487		Deutsche Boerse AG	2,367,997
281,998		Fraport AG Frankfurt Airport Services Worldwide	17,154,898
98,358		Fresenius AG	7,865,255
31,798		HeidelbergCement AG	1,531,538
12,705		Henkel KGaA	574,816
83,705		MAN AG	9,112,546
19,613		Metro AG	1,276,249
22,437		Siemens AG	2,366,836
			61,062,743
		Greece: 0.5%
180,899		Coca-Cola Hellenic Bottling Co. S.A.	4,760,530
			4,760,530
		Hong Kong: 6.4%
3,516,000		Belle International Holdings	7,047,182
1,225,000		China Mengniu Dairy Co., Ltd.	3,779,800
1,677,815		China Merchants Holdings International Co., Ltd.	6,066,722
3,042,000		China Overseas Land & Investment Ltd.	6,415,429
3,420,000		China Resources Enterprise	15,453,530
6,231,994	@, L	GOME Electrical Appliances Holdings Ltd.	1,872,517
2,953,000		Hang Lung Properties Ltd.	14,380,666
1,448,000		Li & Fung Ltd.	8,111,461
			63,127,307
		India: 5.6%
634,030		Adani Enterprises Ltd.	9,337,408
27,882		Asian Paints Ltd.	1,655,023
130,783		Axis Bank Ltd.	4,466,494
1,271,062		Dabur India Ltd.	3,055,752
83,581		HDFC Bank Ltd.	4,618,000
167,245		Housing Development Finance Corp.	2,725,312
964,417		ITC Ltd.	3,826,440
258,265		Larsen & Toubro Ltd.	11,787,764
862,750		Mundra Port and Special Economic Zone Ltd.	3,217,270
138,797		Reliance Capital Ltd.	2,403,920
90,475		State Bank of India Ltd.	6,521,620
56,001		United Spirits Ltd.	1,956,466
			55,571,469
		Indonesia: 0.1%
364,000		Bank Rakyat Indonesia	407,569
531,000	@, I	Indofood CBP Sukses Makmur TBK PT	320,980
1,102,000		Perusahaan Gas Negara PT	474,854
			1,203,403
		Ireland: 0.5%
668,460	@	Dragon Oil PLC	4,622,978
26,460	@	Ryanair Holdings PLC	143,442
			4,766,420
		Israel: 0.6%
108,132		Teva Pharmaceutical Industries Ltd. ADR	5,703,963
			5,703,963
		Italy: 0.3%
86,723	L	Buzzi Unicem S.p.A.	918,901
45,053		Saipem S.p.A.	1,810,796
			2,729,697
		Japan: 8.1%
37,816		Aisin Seiki Co., Ltd.	1,183,421
225,500		Asahi Glass Co., Ltd.	2,299,796
105,641		Canon, Inc.	4,934,073
48,400		Chiba Bank Ltd.	282,600
49,700		Daikin Industries Ltd.	1,870,290
44,822		Denso Corp.	1,331,566
23,050		Diamond Lease Co., Ltd.	811,983
37,600		Fanuc Ltd.	4,799,280
98,000		Fukuoka Financial Group, Inc.	392,618
276,720	L	Honda Motor Co., Ltd.	9,846,839
579,000		Isuzu Motors Ltd.	2,240,055
348,300		Itochu Corp.	3,187,955
189,928		Komatsu Ltd.	4,418,482
194,400		Mitsubishi Corp.	4,618,772
259,286		Mitsubishi Electric Corp.	2,234,134
71,500	L	Nidec Corp.	6,358,150
395,700		Nissan Motor Co., Ltd.	3,465,311
724	L	NTT DoCoMo, Inc.	1,209,186
64,207		Ricoh Co., Ltd.	909,667

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
127,500	L	Shiseido Co., Ltd.	$2,864,300
19,200		SMC Corp.	2,534,298
121,600	L	Softbank Corp.	3,978,812
179,928		Suzuki Motor Corp.	3,792,478
97,533		Toyota Motor Corp.	3,495,649
176,400	L	Uni-Charm Corp.	7,110,584
			80,170,299
		Kenya: 0.1%
16,462,048		Safaricom Ltd.	907,196
			907,196
		Lebanon: 0.2%
102,506	#	Solidere GDR	1,918,912
			1,918,912
		Luxembourg: 0.3%
288,957	@	L’OCCITANE International	804,433
105,714		SES S.A.	2,544,835
			3,349,268
		Macau: 0.2%
1,269,200	@	Sands China Ltd.	2,277,281
			2,277,281
		Mexico: 1.2%
115,010	@	Fomento Economico ME - ADR	584,923
140,648		Fomento Economico Mexicano S.A. de CV ADR	7,135,073
448,770	@	Grupo Comercial Chedraui	1,290,935
631,468	@	Grupo Financiero Banorte S.A. de CV	2,395,255
			11,406,186
		Netherlands: 4.9%
15,559		ASML Holding NV	463,203
75,835	@	European Aeronautic Defence and Space Co. NV	1,892,432
70,017		Heineken NV	3,631,954
81,749		Koninklijke Philips Electronics NV	2,572,234
223,025		Royal Dutch Shell PLC - Class A	6,720,789
264,688		Royal KPN NV	4,101,016
159,843		TNT NV	4,301,716
623,027		Unilever NV	18,657,165
139,643	@, L	X5 Retail Group N.V. GDR	5,599,446
			47,939,955
		Nigeria: 0.2%
4,540,512		Nigerian Breweries PLC	2,191,222
			2,191,222
		Norway: 0.4%
148,591		DnB NOR ASA	2,028,352
2,587,841	L	Marine Harvest	2,261,567
			4,289,919
		Portugal: 0.2%
63,510		Galp Energia SGPS S.A.	1,098,551
50,742		Jeronimo Martins	680,525
			1,779,076
		Romania: 0.2%
75,000		Romanian Bank for Development S.A.	294,392
15,266,000	@	SNP Petrom S.A.	1,653,640
			1,948,032
		Russia: 5.1%
25,179,591	@	IDGC Holding JSC	3,852,477
18,797		Magnit OAO	2,180,452
169,500		Magnit OAO GDR	4,270,596
115,929		Mechel OAO ADR	2,886,632
13,327		Novatek OAO GDR	1,147,727
110,084		Novorossiysk Commercial Sea Port GDR	1,046,626
348,670	@	OAO Rosneft Oil Co. GDR	2,332,568
3,034,571	@	OGK-4 OJSC	265,868
1,301,535		OGK-5 OJSC	112,583
76,599	@	Pharmstandard	5,778,975
177,500	@	Pharmstandard - Reg S GDR	3,986,852
5,568,241		Sberbank of Russian Federation	15,618,916
69,485		TNK-BP Holding	152,393
1,183,083	L	VTB Bank OJSC GDR	6,828,346
			50,461,011
		Singapore: 1.0%
3,160,000		CapitaLand Ltd.	9,752,006
			9,752,006
		South Africa: 2.9%
434,540	@	Aspen Pharmacare Holdings Ltd.	5,856,899
92,611		Massmart Holdings Ltd.	1,961,270
647,115		Shoprite Holdings Ltd.	9,171,345
477,549		Standard Bank Group Ltd.	7,580,235
158,681		Tiger Brands Ltd.	4,311,244
			28,880,993
		South Korea: 0.9%
40,070		Hankook Tire Co., Ltd.	1,157,420
55,508		Hyundai Motor Co.	7,450,578
			8,607,998

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Spain: 0.1%
47,477	@	Amadeus IT Holding S.A.	$871,929
			871,929
		Sweden: 1.3%
105,326		Atlas Copco AB - Class A	2,037,073
48,920	L	Elekta AB	1,772,656
111,743		Hennes & Mauritz AB	4,055,400
22,159		Swedish Match AB	592,017
267,128	@	Volvo AB - B Shares	3,936,257
			12,393,403
		Switzerland: 6.6%
225,910	@	ABB Ltd.	4,770,084
71,588		Credit Suisse Group	3,049,882
54,307		Dufry Group	5,199,954
4,557		Flughafen Zuerich AG	1,656,214
233,498		Nestle S.A.	12,447,181
113,415		Nobel Biocare Holding AG	2,039,197
114,718		Novartis AG	6,602,932
8,728		Swatch Group AG - BR	3,287,846
69,105		Swiss Reinsurance	3,031,349
11,241		Syngenta AG	2,796,333
366,845	@	UBS AG - Reg	6,245,806
743,537		Xstrata PLC	14,242,635
			65,369,413
		Taiwan: 1.9%
824,450		High Tech Computer Corp.	18,726,145
16,800		HON HAI Precision Industry Co., Ltd.	63,007
			18,789,152
		Ukraine: 0.6%
17,389,206	@	JSCB Ukrsotsbank	1,093,097
13,488,271	@	Raiffeisen Bank Aval	738,712
38,065	@	Ukrnafta Oil Co. ADR	1,356,088
41,273,981	@	UkrTelecom	2,965,791
			6,153,688
		United Kingdom: 13.8%
111,886		Anglo American PLC	4,441,223
857,826		ARM Holdings PLC	5,336,508
1,750,358		Barclays PLC	8,227,164
262,462		BG Group PLC	4,621,193
339,644		BHP Billiton PLC	10,832,047
38,912		Burberry Group PLC	640,855
257,421	@	Cairn Energy PLC	1,837,055
599,508		Compass Group PLC	5,002,160
202,144		Diageo PLC	3,478,997
307,861		GlaxoSmithKline PLC	6,072,505
467,722		HSBC Holdings PLC	4,731,443
217,418		Imperial Tobacco Group PLC	6,485,708
10,770,564	@	Lloyds TSB Group PLC	12,495,516
40,501	@	Lonmin PLC	1,062,625
83,696		Peter Hambro Mining PLC	1,458,850
175,294		Reckitt Benckiser PLC	9,654,713
335,604		Rio Tinto PLC	19,660,770
579,929		Rolls-Royce Group PLC	5,507,784
4,175,039	@	Royal Bank of Scotland Group PLC	3,096,834
90,464		SABMiller PLC	2,896,073
24,932		Shire PLC	561,275
183,472		Tesco PLC	1,223,865
4,052,911		Vodafone Group PLC	9,999,946
407,215		WM Morrison Supermarkets PLC	1,893,866
388,859		WPP PLC	4,311,469
			135,530,444
		Total Common Stock
		(Cost $ 841,123,861)	925,889,520

EXCHANGE-TRADED FUNDS: 3.2%
		France: 0.6%
204,404		Lyxor ETF DJ Stoxx 600 Banks	5,841,985
			5,841,985
		United States: 2.6%
417,858		Market Vectors - Gold Miners ETF	23,370,798
18,248	@	SPDR Gold Trust	2,334,102
			25,704,900
		Total Exchange-Traded Funds
		(Cost $29,476,836)	31,546,885

PREFERRED STOCK: 0.6%
		Germany: 0.5%
40,614		Henkel KGaA - Vorzug	2,181,282
25,018		Volkswagen AG	3,017,986
			5,199,268
		Russia: 0.1%
407,136		TNK-BP Holding	781,701
			781,701
		Total Preferred Stock
		(Cost $5,056,439)	5,980,969

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
WARRANTS: 0.0%
		Luxembourg: 0.0%
46,838		MAp Group		$132,192

		Total Warrants
		(Cost $112,323)		132,192

		Total Long-Term Investments
		(Cost $875,769,459)		963,549,566

SHORT-TERM INVESTMENTS: 3.9%
		Affiliated Mutual Fund: 0.5%
4,930,277		ING Institutional Prime Money Market Fund - Class I		4,930,277

		Total Mutual Fund
		(Cost $4,930,277)		4,930,277

		Securities Lending Collateral(cc): 3.4%
31,212,717		BNY Mellon Overnight Government Fund (1)		31,212,717
2,461,775	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,969,420

		Total Securities Lending Collateral
		(Cost $33,674,492)		33,182,137

		Total Short-Term Investments
		(Cost $38,604,769)		38,112,414

		Total Investments in Securities
		(Cost $914,374,228)*	101.7%	$1,001,661,980
		Other Assets and Liabilities - Net	(1.7)	(16,844,910)
		Net Assets	100.0%	$984,817,070

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

	*	Cost for federal income tax purposes is $921,172,209.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$111,720,769
		Gross Unrealized Depreciation		(31,230,998)
		Net Unrealized Appreciation		$80,489,771

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	12.1%
Consumer Staples	20.9
Energy	3.4
Financials	18.0
Health Care	6.9
Industrials	14.3
Information Technology	3.6
Materials	12.0
Telecommunication Services	2.5
Utilities	0.9
Other Long-Term Investments	3.2
Short-Term Investments	3.9
Other Assets and Liabilities - Net	(1.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Australia	$16,382,400	$—	$—	$16,382,400
Austria	9,864,898	—	—	9,864,898
Belgium	1,763,771	—	—	1,763,771
Brazil	22,336,934	—	—	22,336,934
Canada	43,822,159	178,388	—	44,000,547
China	38,089,548	—	—	38,089,548
Czech Republic	16,626,631	—	—	16,626,631
Denmark	15,861,998	—	—	15,861,998
Finland	12,389,910	—	—	12,389,910
France	54,659,968	—	—	54,659,968
Germany	61,062,743	—	—	61,062,743
Greece	4,760,530	—	—	4,760,530
Hong Kong	61,254,790	1,872,517	—	63,127,307
India	55,571,469	—	—	55,571,469
Indonesia	1,203,403	—	—	1,203,403
Ireland	4,766,420	—	—	4,766,420
Israel	5,703,963	—	—	5,703,963
Italy	2,729,697	—	—	2,729,697
Japan	80,170,299	—	—	80,170,299
Kenya	907,196	—	—	907,196
Lebanon	1,918,912	—	—	1,918,912
Luxembourg	3,349,268	—	—	3,349,268
Macau	2,277,281	—	—	2,277,281
Mexico	11,406,186	—	—	11,406,186
Netherlands	47,939,955	—	—	47,939,955
Nigeria	2,191,222	—	—	2,191,222
Norway	4,289,919	—	—	4,289,919
Portugal	1,779,076	—	—	1,779,076
Romania	1,948,032	—	—	1,948,032
Russia	50,461,011	—	—	50,461,011
Singapore	9,752,006	—	—	9,752,006
South Africa	28,880,993	—	—	28,880,993
South Korea	8,607,998	—	—	8,607,998
Spain	871,929	—	—	871,929
Sweden	12,393,403	—	—	12,393,403
Switzerland	65,369,413	—	—	65,369,413
Taiwan	18,789,152	—	—	18,789,152
Ukraine	1,831,809	4,321,879	—	6,153,688
United Kingdom	135,530,444	—	—	135,530,444
Total Common Stock	919,516,736	6,372,784	—	925,889,520
Exchange-Traded Funds	31,546,885	—	—	31,546,885
Preferred Stock	5,980,969	—	—	5,980,969
Warrants	—	132,192	—	132,192
Short-Term Investments	36,142,994	—	1,969,420	38,112,414
Total Investments, at value	$993,187,584	$6,504,976	$1,969,420	$1,001,661,980
Other Financial Instruments+:
Forward foreign currency contracts	—	3,657,986	—	3,657,986
Total Assets	$993,187,584	$10,162,962	$1,969,420	$1,005,319,966

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(7,389,349)	$—	$(7,389,349)
Total Liabilities	$—	$(7,389,349)	$—	$(7,389,349)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	1,969,420	—	—	—	—	—	—	—	1,969,420
Total Investments, at value	$1,969,420	$—	$—	$—	$—	$—	$—	$—	$1,969,420

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING Artio Foreign Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro
EUR 6,135,053	BUY	12/16/10	$7,671,638	$8,358,489	$686,851
EU Euro
EUR 3,516,669	BUY	12/16/10	4,267,021	4,791,163	524,142
Czech Koruna
CZK 62,941,217	BUY	12/16/10	3,262,197	3,484,397	222,200
Czech Koruna
CZK 149,243,602	BUY	12/8/10	7,800,446	8,261,869	461,423
EU Euro
EUR 2,612,408	BUY	12/16/10	3,392,578	3,559,185	166,607
Japanese Yen
JPY 749,487,469	BUY	12/15/10	8,879,973	8,985,694	105,721
Czech Koruna
CZK 104,147,825	BUY	12/16/10	5,397,905	5,765,576	367,671
EU Euro
EUR 7,974,677	BUY	12/16/10	9,933,003	10,864,821	931,818
Czech Koruna
CZK 30,248,094	BUY	12/8/10	1,569,839	1,674,482	104,643
EU Euro
EUR 7,344,962	BUY	12/15/10	9,962,978	10,006,960	43,982
Japanese Yen
JPY 826,936,725	BUY	12/15/10	9,871,315	9,914,243	42,928
					$3,657,986

Czech Koruna
CZK 62,941,217	SELL	12/16/10	$2,999,772	$3,484,397	$(484,625)
Japanese Yen
JPY 749,487,469	SELL	12/15/10	8,793,127	8,985,694	(192,567)
Czech Koruna
CZK 149,243,602	SELL	12/8/10	6,943,210	8,261,869	(1,318,659)
EU Euro
EUR 7,562,968	SELL	12/16/10	9,046,293	10,303,903	(1,257,610)
Czech Koruna
CZK 104,147,825	SELL	12/16/10	4,774,751	5,765,576	(990,825)
Czech Koruna
CZK 30,248,094	SELL	12/8/10	1,388,667	1,674,482	(285,815)
EU Euro
EUR 2,612,408	SELL	12/16/10	3,120,052	3,559,185	(439,133)
EU Euro
EUR 10,063,431	SELL	12/16/10	12,125,730	13,710,571	(1,584,841)
EU Euro
EUR 14,636,212	SELL	12/15/10	19,105,467	19,940,741	(835,274)
					$(7,389,349)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 0.7%
		Financials: 0.5%
$590,000		Bear Stearns Cos., Inc., 3.040%, due 03/10/14	$575,899
445,000		International Bank for Reconstruction & Development, 1.607%, due 12/10/13	450,594
800,000		SLM Corp., 3.355%, due 01/31/14	693,624
1,650,000	#	Suncorp-Metway Ltd., 0.667%, due 12/17/10	1,650,843
			3,370,960
		Telecommunication Services: 0.2%
1,105,000		Cellco Partnership / Verizon Wireless Capital, LLC, 2.945%, due 05/20/11	1,123,608
			1,123,608
		Total Corporate Bonds/Notes
		(Cost $4,462,917)	4,494,568
U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.9%
		Federal Home Loan Mortgage Corporation##: 8.0%
53,800,000		4.000%, due 09/01/40	55,246,455
			55,246,455
		Federal National Mortgage Association##: 8.0%
53,790,000		4.000%, due 10/01/40	55,370,661
			55,370,661
		Government National Mortgage Association: 7.9%
53,300,000		4.000%, due 09/20/40	55,197,356
			55,197,356
		Total U.S. Government Agency Obligations
		(Cost $165,339,337)	165,814,472
U.S. TREASURY OBLIGATIONS: 51.8%
		Treasury Inflation Indexed Protected Securities(ip): 51.8%
31,533,000		0.500%, due 04/15/15	32,575,801
770,000		0.625%, due 04/15/13	816,111
48,831,100		1.250%, due 04/15/14-07/15/20	52,668,003
20,149,900		1.375%, due 07/15/18-01/15/20	21,811,110
12,876,000		1.625%, due 01/15/18	14,553,923
34,374,000		1.750%, due 01/15/28	38,003,854
20,299,000		1.875%, due 07/15/15-07/15/19	24,622,912
29,000,000		2.000%, due 04/15/12-01/15/26	34,635,749
16,494,800		2.125%, due 02/15/40-01/15/19	18,644,552
37,092,000		2.375%, due 04/15/11-01/15/27	48,410,486
11,585,000		2.500%, due 01/15/29	13,914,175
3,895,000		2.625%, due 07/15/17	4,728,964
7,150,000		3.000%, due 07/15/12	9,212,715
5,830,000		3.375%, due 04/15/32-01/15/12	9,117,174
2,580,000		3.500%, due 01/15/11	3,261,779
170,000		3.625%, due 04/15/28	307,215
17,448,000		3.875%, due 04/15/29	32,249,515
		Total U.S. Treasury Obligations
		(Cost $342,980,670)	359,534,038
ASSET-BACKED SECURITIES: 0.4%
		Automobile Asset-Backed Securities: 0.1%
657,608		Capital One Auto Finance Trust, 0.287%, due 05/15/13	653,710
			653,710
		Credit Card Asset-Backed Securities: 0.3%
1,550,000		BA Credit Card Trust, 0.277%, due 06/17/13	1,549,468
454,000		BA Credit Card Trust, 1.457%, due 12/16/13	457,700
			2,007,168
		Other Asset-Backed Securities: 0.0%
258,178		Countrywide Asset-Backed Certificates, 0.306%, due 07/25/37	249,965
			249,965
		Total Asset-Backed Securities
		(Cost $2,895,379)	2,910,843

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount					Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.4%
			Collateralized Mortgage Obligations: 0.4%
	$543,293		Credit Suisse First Boston Mortgage Securities Corp., 6.505%, due 02/15/34		$544,383
905,000			GMAC Commercial Mortgage Securities, Inc., 4.547%, due 12/10/41		925,771
9,017			GMAC Commercial Mortgage Securities, Inc., 6.957%, due 09/15/35		9,010
196,677			J.P. Morgan Chase Commercial Mortgage Securities Corp., 6.044%, due 11/15/35		197,273
1,362,712			J.P. Morgan Chase Commercial Mortgage Securities Corp., 6.429%, due 04/15/35		1,394,208
31,822			LB-UBS Commercial Mortgage Trust, 5.642%, due 12/15/25		32,368
			Total Collateralized Mortgage Obligations
			(Cost $3,070,856)		3,103,013
OTHER BONDS: 10.7%
			Foreign Government Bonds: 10.7%
EUR	24,503,588		Deutschland Inflation Linked Bond, 1.500%, due 04/15/16		35,868,022
EUR	25,210,150		France Government International Bond OAT, 1.600%, due 07/25/15		36,796,220
EUR	1,847,536		Hellenic Republic Government International Bond, 2.300%, due 07/25/30		1,346,852
			Total Other Bonds
			(Cost $70,807,599)		74,011,094
			Total Investments in Securities
			(Cost $589,556,758)*	87.9%	$609,868,028
			Other Assets and Liabilities - Net	12.1	84,337,603
			Net Assets	100.0%	$694,205,631

		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		EUR	EU Euro
		*	Cost for federal income tax purposes is $590,027,334.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$20,685,192
			Gross Unrealized Depreciation		(844,498)
			Net Unrealized Appreciation		$19,840,694

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$4,494,568	$—	$4,494,568
U.S. Government Agency Obligations	—	165,814,472	—	165,814,472
U.S. Treasury Obligations	—	359,534,038	—	359,534,038
Asset-Backed Securities	—	2,910,843	—	2,910,843
Collateralized Mortgage Obligations	—	3,103,013	—	3,103,013
Other Bonds	—	74,011,094	—	74,011,094
Total Investments, at value	$—	$609,868,028	$—	$609,868,028
Other Financial Instruments+:
Futures	368,679	—	—	368,679
Swaps, at value	—	8,602,233	—	8,602,233
Total Assets	$368,679	$618,470,261	$—	$618,838,940

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(3,090,577)	$—	$(3,090,577)
Futures	(1,490,813)	—	—	(1,490,813)
Swaps, at value	—	(8,481,734)	—	(8,481,734)
Written options	—	(78,563)	—	(78,563)
Total Liabilities	$(1,490,813)	$(11,650,874)	$—	$(13,141,687)

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 6,000	SELL	11/17/10	$7,787	$8,176	$(389)
EU Euro
EUR 627,500	SELL	11/17/10	798,023	855,114	(57,091)
EU Euro
EUR 53,166,500	SELL	11/17/10	69,418,595	72,451,692	(3,033,097)
					$(3,090,577)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Notional Value	(Depreciation)

Long Contracts

Euro-Bund	8	12/08/10	$1,433,378	$(8,757)
U.S. Treasury 2-Year Note	313	12/31/10	68,698,611	77,735
U.S. Treasury 10-Year Note	479	12/21/10	60,376,455	278,990

			$130,508,444	$347,968

Short Contracts

Euro-Bobl 5-Year	494	12/08/10	$81,224,391	$(515,471)
U.S. Treasury 5-Year Note	1,085	12/31/10	131,140,901	(963,198)
U.S. Treasury Long Bond	24	12/21/10	3,209,250	11,954
U.S. Treasury Ultra Long Bond	12	12/21/10	1,695,375	(3,387)

			$217,269,917	$(1,470,102)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2010:

						Unrealized
	Termination	Notional		Fair	Upfront Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)

Receive a fixed rate equal to 2.257% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Citigroup, Inc.	06/21/15	USD	46,600,000	$1,789,867	$—	$1,789,867

Receive a fixed rate equal to 1.595% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	02/04/11	USD	7,500,000	31,736	—	31,736

Receive a fixed rate equal to 1.408% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	06/08/11	USD	26,500,000	190,864	—	190,864

Receive a fixed rate equal to 3.693% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	02/09/20	USD	18,100,000	1,871,601	—	1,871,601

Receive a fixed rate equal to 3.753% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	05/04/20	USD	21,200,000	2,290,680	—	2,290,680

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.118% Counterparty: Barclays Bank PLC	07/16/15	USD	80,000,000	(2,506,774)	—	(2,506,774)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.463% Counterparty: Barclays Bank PLC	01/08/18	USD	3,000,000	(482,691)	—	(482,691)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.190% Counterparty: Barclays Bank PLC	06/29/20	USD	7,000,000	(1,027,174)	—	(1,027,174)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.793% Counterparty: Citigroup, Inc.	07/26/12	USD	27,200,000	(114,436)	—	(114,436)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.825% Counterparty: Deutsche Bank AG	07/27/12	USD	49,900,000	(238,428)	—	(238,428)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.638% Counterparty: Deutsche Bank AG	03/08/20	USD	18,300,000	(1,807,061)	—	(1,807,061)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.940% Counterparty: Deutsche Bank AG	04/09/20	USD	18,500,000	(2,305,170)	—	(2,305,170)

				$(2,306,986)	$—	$(2,306,986)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on September 30, 2010:

						Unrealized
	Termination	Notional		Fair	Upfront Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)

Receive positive total return on Barclays Capital US Treasury Inflation Linked Notes - Series L Index.
Pay a floating rate based on 1-month USD-LIBOR-BBA plus 14 bps and, if negative, the absolute value of the total return on the index. Counterparty: Barclays Bank PLC	10/21/10	USD	197,783,886	$2,427,485	$—	$2,427,485

				$2,427,485	$—	$2,427,485

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on September 30, 2010:

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional	Premiums
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount	Received	Value

Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	2.280%	12/14/10	10,700,000	$51,360	$(51,626)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.280%	12/14/10	10,700,000	60,990	(26,937)

							$112,350	$(78,563)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Foreign exchange contracts	$(3,090,577)
Interest rate contracts	(1,080,198)
Total	$(4,170,775)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.8%
		Consumer Discretionary: 22.5%
54,000		Advance Auto Parts, Inc.	$3,168,720
51,400	@	Aeropostale, Inc.	1,195,050
90,000	@, L	Big Lots, Inc.	2,992,500
91,000	@, L	Career Education Corp.	1,953,770
200,000		CBS Corp. - Class B	3,172,000
82,000	@	DirecTV	3,413,660
109,000	L	Expedia, Inc.	3,074,890
40,000	@	Federal Mogul Corp.	756,400
390,900	@	Ford Motor Co.	4,784,616
172,000		Gap, Inc.	3,206,080
302,000	@, L	Goodyear Tire & Rubber Co.	3,246,500
137,000		H&R Block, Inc.	1,774,150
340,000	@	Interpublic Group of Cos., Inc.	3,410,200
21,000	@, L	ITT Educational Services, Inc.	1,475,670
63,000		John Wiley & Sons, Inc.	2,574,180
132,000		Limited Brands, Inc.	3,534,960
263,000	L	News Corp. - Class A	3,434,780
89,000		Petsmart, Inc.	3,115,000
57,000	L	Ross Stores, Inc.	3,113,340
60,000	L	Starbucks Corp.	1,534,800
46,000		Target Corp.	2,458,240
86,000		TJX Cos., Inc.	3,838,180
102,000		Williams-Sonoma, Inc.	3,233,400
84,000		Wyndham Worldwide Corp.	2,307,480
			66,768,566
		Consumer Staples: 2.5%
86,000		Dr Pepper Snapple Group, Inc.	3,054,720
64,000		Hershey Co.	3,045,760
66,000		Kroger Co.	1,429,560
			7,530,040
		Energy: 9.0%
132,000	@, L	Exterran Holdings, Inc.	2,997,720
140,300		ExxonMobil Corp.	8,669,137
98,000		Marathon Oil Corp.	3,243,800
128,000	@	Mariner Energy, Inc.	3,101,440
218,000	@	McDermott International, Inc.	3,222,040
73,000		SM Energy Co.	2,734,580
29,000	@	Whiting Petroleum Corp.	2,769,790
			26,738,507
		Financials: 1.2%
69,000	L	Capital One Financial Corp.	2,728,950
17,000		Endurance Specialty Holdings Ltd.	676,600
			3,405,550
		Health Care: 17.0%
27,000		Abbott Laboratories	1,410,480
109,000		Aetna, Inc.	3,445,490
111,000	L	AmerisourceBergen Corp.	3,403,260
104,900		Bristol-Myers Squibb Co.	2,843,839
97,000		Cardinal Health, Inc.	3,204,880
81,000	@	Community Health Systems, Inc.	2,508,570
146,000	@	Coventry Health Care, Inc.	3,143,380
90,000		Eli Lilly & Co.	3,287,700
74,000	@	Endo Pharmaceuticals Holdings, Inc.	2,459,760
415,000	@	Health Management Associates, Inc.	3,178,900
59,000	@	Humana, Inc.	2,964,160
129,000		Lincare Holdings, Inc.	3,236,610
51,000		McKesson Corp.	3,150,780
121,500		Pharmaceutical Product Development, Inc.	3,011,985
697,000	@, L	Tenet Healthcare Corp.	3,289,840
85,000		UnitedHealth Group, Inc.	2,984,350
53,000	@	WellPoint, Inc.	3,001,920
			50,525,904
		Industrials: 12.4%
76,000	@	CNH Global NV	2,784,640
49,000	@	General Cable Corp.	1,328,880
127,000		KBR, Inc.	3,129,280
295,000	L	Manitowoc Co., Inc.	3,572,450
96,000	@	Oshkosh Truck Corp.	2,640,000
102,000	@, L	Owens Corning, Inc.	2,614,260
59,000		Raytheon Co.	2,696,890
179,000	L	RR Donnelley & Sons Co.	3,035,840

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
109,000	L	Southwest Airlines Co.		$1,424,630
164,500		Textron, Inc.		3,382,120
71,000	@	Thomas & Betts Corp.		2,912,420
23,000		Timken Co.		882,280
55,000		Toro Co.		3,092,650
64,000	@	URS Corp.		2,430,720
18,000	@	Wesco International, Inc.		707,220
				36,634,280
		Information Technology: 24.0%
118,000		Altera Corp.		3,558,880
103,000	@	Amdocs Ltd.		2,951,980
23,700	@	Apple, Inc.		6,724,875
132,000		AVX Corp.		1,824,240
159,000	L	CA, Inc.		3,358,080
24,000	@	Cisco Systems, Inc.		525,600
182,000		Corning, Inc.		3,326,960
315,000	@	Dell, Inc.		4,082,400
107,000	@	Gartner, Inc.		3,150,080
1,000	@	Google, Inc. - Class A		525,790
64,000	@	Hewitt Associates, Inc.		3,227,520
348,000		Intel Corp.		6,692,040
22,000		International Business Machines Corp.		2,951,080
325,000	@, L	Micron Technology, Inc.		2,343,250
372,000		Microsoft Corp.		9,110,280
220,000	L	National Semiconductor Corp.		2,809,400
91,000	@, L	Sandisk Corp.		3,335,150
276,000	@	Seagate Technology, Inc.		3,251,280
206,000	@, L	Symantec Corp.		3,125,020
75,000		Total System Services, Inc.		1,143,000
108,000	@, L	Western Digital Corp.		3,066,120
				71,083,025
		Materials: 4.3%
50,000		Alcoa, Inc.		605,500
55,000		Ashland, Inc.		2,682,350
153,000		International Paper Co.		3,327,750
118,000		Nalco Holding Co.		2,974,780
127,000		RPM International, Inc.		2,529,840
26,000	@, L	Titanium Metals Corp.		518,960
				12,639,180
		Telecommunication Services: 3.5%
56,000		Frontier Communications Corp.		457,520
314,000	@, L	MetroPCS Communications, Inc.		3,284,440
82,000	@	NII Holdings, Inc.		3,370,200
178,000	@	TW Telecom, Inc.		3,305,460
				10,417,620
		Utilities: 3.4%
236,000	@	Calpine Corp.		2,938,200
85,000		Constellation Energy Group, Inc.		2,740,400
57,800	L	Integrys Energy Group, Inc.		3,009,068
115,000		NV Energy, Inc.		1,512,250
				10,199,918
		Total Common Stock
		(Cost $281,865,007)		295,942,590
SHORT-TERM INVESTMENTS: 3.3%
		Securities Lending Collateral(cc): 3.3%
9,595,120		BNY Mellon Overnight Government Fund (1)		9,595,120
468,580	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		374,864
		Total Short-Term Investments
		(Cost $10,063,700)		9,969,984
		Total Investments in Securities
		(Cost $291,928,707)*	103.1%	$305,912,574
		Other Assets and Liabilities - Net	(3.1)	(9,299,537)
		Net Assets	100.0%	$296,613,037
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $293,534,291.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$27,574,916
		Gross Unrealized Depreciation		(15,196,633)
		Net Unrealized Appreciation		$12,378,283

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$295,942,590	$—	$—	$295,942,590
Short-Term Investments	9,595,120	—	374,864	9,969,984
Total Investments, at value	$305,537,710	$—	$374,864	$305,912,574

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	374,864	—	—	—	—	—	—	—	374,864
Total Investments, at value	$374,864	$—	$—	$—	$—	$—	$—	$—	$374,864

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.9%
		Consumer Discretionary: 10.8%
32,100		CBS Corp. - Class B	$509,106
31,200		Comcast Corp. — Class A	564,096
5,000	@	Dish Network Corp.	95,972
32,100		Foot Locker, Inc.	466,413
5,700	@	GameStop Corp.	112,347
32,500		Gannett Co., Inc.	397,475
22,400		Gap, Inc.	417,536
9,800	@	Liberty Media Corp. - Interactive - Class A	134,358
15,200		Limited Brands, Inc.	407,056
20,600		Macy’s, Inc.	475,654
42,600		News Corp. - Class A	556,356
7,000	@	Signet Jewelers Ltd.	222,180
1,800		Williams-Sonoma, Inc.	57,060
			4,415,609
		Consumer Staples: 5.2%
20,700		ConAgra Foods, Inc.	454,158
4,600		Corn Products International, Inc.	172,500
4,000		Del Monte Foods Co.	52,460
11,900		Dr Pepper Snapple Group, Inc.	422,688
8,300		Kroger Co.	179,778
6,000		Procter & Gamble Co.	359,820
28,700		Tyson Foods, Inc.	459,774
			2,101,178
		Energy: 7.0%
3,300		Chevron Corp.	267,465
12,500	@	Exterran Holdings, Inc.	283,875
16,300		Marathon Oil Corp.	539,530
29,000	@	McDermott International, Inc.	428,620
11,000		Sunoco, Inc.	401,500
27,500		Valero Energy Corp.	481,525
22,600		Williams Cos., Inc.	431,886
			2,834,401
		Financials: 18.2%
14,100		American Financial Group, Inc.	431,178
12,500		Aspen Insurance Holdings Ltd.	378,500
11,900		Assurant, Inc.	484,330
97,900		Bank of America Corp.	1,283,469
2,400	@	Berkshire Hathaway, Inc.	198,432
13,400		Capital One Financial Corp.	529,970
243,400	@	Citigroup, Inc.	949,261
38,500		Fifth Third Bancorp.	463,155
29,800		Fulton Financial Corp.	269,988
7,200		J.P. Morgan Chase & Co.	274,104
3,900		Protective Life Corp.	84,864
2,000		Prudential Financial, Inc.	108,360
68,100		Regions Financial Corp.	495,087
23,700	@	SLM Corp.	273,735
5,100		SunTrust Bank	131,733
3,900		Unitrin, Inc.	95,121
20,000		UnumProvident Corp.	443,000
2,900		Wells Fargo & Co.	72,877
27,200		Weyerhaeuser Co.	428,672
			7,395,836
		Health Care: 13.5%
17,900		Aetna, Inc.	565,819
14,300		Cardinal Health, Inc.	472,472
12,500		Cigna Corp.	447,250
20,600	@	Coventry Health Care, Inc.	443,518
16,900		Eli Lilly & Co.	617,357
15,500	@	Health Net, Inc.	421,445
9,400	@	Humana, Inc.	472,256
3,300		Johnson & Johnson	204,468
44,700	@	King Pharmaceuticals, Inc.	445,212
8,400		Pfizer, Inc.	144,228
20,600		UnitedHealth Group, Inc.	723,266
9,200	@	WellPoint, Inc.	521,088
			5,478,379
		Industrials: 11.6%
32,100		General Electric Co.	521,625
18,100		KBR, Inc.	445,984
6,100		L-3 Communications Holdings, Inc.	440,847
37,900	L	Manitowoc Co., Inc.	458,969
6,500	@	Oshkosh Truck Corp.	178,750
12,100	@	Owens Corning, Inc.	310,123

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
11,600		Raytheon Co.		$530,236
16,300		RR Donnelley & Sons Co.		276,448
9,200		Ryder System, Inc.		393,484
21,000		Southwest Airlines Co.		274,470
11,400		Timken Co.		437,304
20,400		Trinity Industries, Inc.		454,308
				4,722,548
		Information Technology: 11.6%
18,600	@	AOL, Inc.		460,350
21,100		CA, Inc.		445,632
10,300		CoreLogic, Inc.		197,348
33,000		Corning, Inc.		603,240
34,000		Intel Corp.		653,820
9,800	@	Lexmark International, Inc.		437,276
25,800	@	Motorola, Inc.		220,074
28,700		National Semiconductor Corp.		366,499
36,500	@	Seagate Technology, Inc.		429,970
44,200	@	Vishay Intertechnology, Inc.		427,856
16,300	@	Western Digital Corp.		462,757
				4,704,822
		Materials: 6.2%
8,500		Ashland, Inc.		414,545
7,400		Cabot Corp.		241,018
8,100		Cytec Industries, Inc.		456,678
19,500		International Paper Co.		424,125
19,300		MeadWestvaco Corp.		470,534
4,300		RPM International, Inc.		85,656
19,800		Sealed Air Corp.		445,104
				2,537,660
		Telecommunication Services: 5.4%
12,900		AT&T, Inc.		368,940
46,800	@	MetroPCS Communications, Inc.		489,528
81,400		Qwest Communications International, Inc.		510,378
115,300	@	Sprint Nextel Corp.		533,839
5,200		Telephone & Data Systems, Inc.		170,560
4,300		Verizon Communications, Inc.		140,137
				2,213,382
		Utilities: 10.4%
6,200	@	Calpine Corp.		77,190
24,700		CMS Energy Corp.		445,094
8,800		Constellation Energy Group, Inc.		283,712
13,900		Edison International		478,021
8,800		Integrys Energy Group, Inc.		458,128
37,600	@, L	Mirant Corp.		374,496
25,100		NiSource, Inc.		436,740
20,600	@	NRG Energy, Inc.		428,892
31,600		NV Energy, Inc.		415,540
23,000		Pepco Holdings, Inc.		427,800
23,800		Questar Corp.		417,214
				4,242,827
		Total Common Stock (Cost $40,065,760)		40,646,642
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 0.0%
14,428		ING Institutional Prime Money Market Fund - Class I		14,428
		Total Mutual Fund (Cost $14,428)		14,428
		Securities Lending Collateral(cc): 1.0%
173,396		BNY Mellon Overnight Government Fund (1)		$173,396
266,221	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		212,976
		Total Securities Lending Collateral (Cost $439,617)		386,372
		Total Short-Term Investments (Cost $454,045)		400,800
		Total Investments in Securities
		(Cost $40,519,805)*	100.9%	$41,047,442
		Other Assets and Liabilities - Net	(0.9)	(372,982)
		Net Assets	100.0%	$40,674,460

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

*	Cost for federal income tax purposes is $41,197,912.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,334,306
	Gross Unrealized Depreciation	(2,484,776)
	Net Unrealized Appreciation	$(150,470)

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$40,646,642	$—	$—	$40,646,642
Short-Term Investments	187,824	—	212,976	400,800
Total Investments, at value	$40,834,466	$—	$212,976	$41,047,442

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	212,976	—	—	—	—	—	—	—	212,976
Total Investments, at value	$212,976	$—	$—	$—	$—	$—	$—	$—	$212,976

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 30.2%
		Australia: 0.5%
294,164		Lend Lease Corp. Ltd.	$2,167,383
			2,167,383
		Canada: 0.8%
205,200		Brookfield Properties Co.	3,184,704
			3,184,704
		Hong Kong: 13.4%
925,470		Cheung Kong Holdings Ltd.	13,994,711
374,100		Great Eagle Holding Co.	1,140,442
496,000		Hang Lung Group Ltd.	3,234,180
676,700		Hang Lung Properties Ltd.	3,295,427
1,092,500	L	Hongkong Land Holdings Ltd.	6,791,405
229,800		Hysan Development Co., Ltd.	821,683
1,265,400		Sun Hung Kai Properties Ltd.	21,771,338
422,175		Wharf Holdings Ltd.	2,707,808
			53,756,994
		Japan: 8.1%
27,017		Daito Trust Construction Co., Ltd.	1,614,130
326,700		Daiwa House Industry Co., Ltd.	3,298,732
885,457		Mitsubishi Estate Co., Ltd.	14,414,024
332,482		Mitsui Fudosan Co., Ltd.	5,609,787
368,368	L	Sumitomo Realty & Development Co., Ltd.	7,624,367
			32,561,040
		Norway: 0.4%
995,180	@	Norwegian Property ASA	1,721,846
			1,721,846
		Singapore: 3.4%
3,363,050		CapitaLand Ltd.	10,378,634
346,000		City Developments Ltd.	3,352,733
			13,731,367
		Sweden: 0.9%
105,180		Castellum AB	1,402,597
194,210		Hufvudstaden AB	2,095,302
			3,497,899
		Switzerland: 0.7%
41,170	@	Swiss Prime Site AG	2,924,821
			2,924,821
		United Kingdom: 0.4%
449,320		Grainger PLC	776,292
415,800		Safestore Holdings Ltd.	811,011
			1,587,303
		United States: 1.6%
42,400	@	Hyatt Hotels Corp.	1,585,336
88,600		Starwood Hotels & Resorts Worldwide, Inc.	4,655,930
			6,241,266
		Total Common Stock
		(Cost $92,863,130)	121,374,623
REAL ESTATE INVESTMENT TRUSTS: 65.8%
		Australia: 10.0%
1,316,800		CFS Retail Property Trust	2,416,126
5,936,871		Dexus Property Group	4,911,333
1,495,440		GPT Group	4,259,610
7,464,900		Macquarie Goodman Group	4,664,118
925,110		Mirvac Group	1,189,276
1,339,820		Stockland	4,980,790
1,488,720		Westfield Group	17,665,355
			40,086,608
		Canada: 2.0%
83,000	L	Calloway Real Estate Investment Trust	1,948,955
27,600	L	Canadian Real Estate Investment Trust	838,274
65,400		Primaris Retail Real Estate	1,240,750
179,600	L	RioCan Real Estate Investment Trust	4,000,809
			8,028,788
		France: 5.1%
69,887	L	Mercialys	2,726,758
10,330		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,333,036
72,969	L	Unibail	16,201,972
			20,261,766
		Hong Kong: 0.7%
950,600		Link Real Estate Investment Trust	2,820,583
			2,820,583
		Japan: 3.3%
251		Frontier Real Estate Investment Corp.	2,070,017
184		Japan Logistics Fund, Inc.	1,514,827
428		Japan Real Estate Investment Corp.	3,892,628

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
964		Japan Retail Fund Investment Corp.	$1,359,066
420		Kenedix Realty Investment Corp.	1,588,775
137		Nippon Accommodations Fund, Inc.	787,478
32		Nippon Building Fund, Inc.	280,404
254	L	United Urban Investment Corp.	1,744,230
			13,237,425
		Netherlands: 0.0%
1,890		Eurocommercial Properties NV	87,724
			87,724
		Singapore: 2.6%
1,354,780		Ascendas Real Estate Investment Trust	2,259,217
3,406,000		CapitaCommercial Trust	3,828,529
2,298,879		CapitaMall Trust	3,760,684
568,500		Frasers Centrepoint Trust	639,777
			10,488,207
		United Kingdom: 4.8%
436,697		British Land Co. PLC	3,193,312
147,220		Derwent Valley Holdings PLC	3,481,576
405,000		Great Portland Estates PLC	2,175,886
245,819		Hammerson PLC	1,523,881
775,773		Land Securities Group PLC	7,806,163
258,322		Segro PLC	1,109,870
			19,290,688
		United States: 37.3%
72,751		Acadia Realty Trust	1,382,269
60,600		Alexandria Real Estate Equities, Inc.	4,242,000
46,300		AMB Property Corp.	1,225,561
188,200		Apartment Investment & Management Co.	4,023,716
54,225		AvalonBay Communities, Inc.	5,635,604
100,000		Boston Properties, Inc.	8,312,000
91,700		BRE Properties, Inc.	3,805,550
308,300		Developers Diversified Realty Corp.	3,459,126
30,200	L	Digital Realty Trust, Inc.	1,863,340
227,200		Equity Residential	10,807,903
72,100		Extra Space Storage, Inc.	1,156,484
57,000		Federal Realty Investment Trust	4,654,620
107,400		HCP, Inc.	3,864,252
92,500		Highwoods Properties, Inc.	3,003,475
446,721		Host Hotels & Resorts, Inc.	6,468,520
157,300		Liberty Property Trust	5,017,870
232,065		Macerich Co.	9,967,192
140,000		Nationwide Health Properties, Inc.	5,413,800
59,600	@	Pebblebrook Hotel Trust	1,073,396
272,500		Prologis	3,210,050
58,994		Public Storage, Inc.	5,724,778
124,100		Regency Centers Corp.	4,898,227
166,761		Simon Property Group, Inc.	15,465,415
74,600		SL Green Realty Corp.	4,724,418
58,900		Tanger Factory Outlet Centers, Inc.	2,776,546
76,600		Taubman Centers, Inc.	3,417,126
224,675		UDR, Inc.	4,745,136
134,700		Ventas, Inc.	6,946,479
149,131		Vornado Realty Trust	12,755,174
			150,040,027
		Total Real Estate Investment Trusts (Cost $187,017,817)	264,341,816
MUTUAL FUNDS:1.0%
		Australia: 1.0%
6,993,500	**	ING Office Fund	4,059,199
		Total Mutual Funds (Cost $3,719,785)	4,059,199
		Total Long-Term Investments (Cost $283,600,732)	389,775,638
SHORT-TERM INVESTMENTS:7.2%
		Affiliated Mutual Fund: 1.8%
7,411,793		ING Institutional Prime Money Market Fund - Class I	7,411,793
		Total Mutual Fund (Cost $7,411,793)	7,411,793
		Securities Lending Collateral(cc): 5.4%
21,339,158		BNY Mellon Overnight Government Fund (1)	21,339,158
372,743	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	298,194
		Total Securities Lending Collateral (Cost $21,711,901)	21,637,352
		Total Short-Term Investments (Cost $29,123,694)	29,049,145

			PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio			as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities
		(Cost $312,724,426)*	104.2%	$418,824,783
		Other Assets and Liabilities - Net	(4.2)	(16,850,959)
		Net Assets	100.0%	$401,973,824

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $368,953,401.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$97,216,296
		Gross Unrealized Depreciation		(47,344,914)
		Net Unrealized Appreciation		$49,871,382

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Affiliated Investment Companies	1.0%
Consumer Discretionary	1.6
Financials	94.4
Short-Term Investments	7.2
Other Assets and Liabilities - Net	(4.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$121,374,623	$—	$—	$121,374,623
Real Estate Investment Trusts	264,254,092	87,724	—	264,341,816
Mutual Funds	4,059,199	—	—	4,059,199
Short-Term Investments	28,750,951	—	298,194	29,049,145
Total Investments, at value	$418,438,865	$87,724	$298,194	$418,824,783

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	298,194	—	—	—	—	—	—	—	298,194
Total Investments, at value	$298,194	$—	$—	$—	$—	$—	$—	$—	$298,194

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 3.4%
		Consumer Discretionary: 2.4%
159,400	@	Hyatt Hotels Corp.	$5,959,966
119,200		Starwood Hotels & Resorts Worldwide, Inc.	6,263,960
			12,223,926
		Financials: 1.0%
341,900		Brookfield Properties Co.	5,306,288
			5,306,288
		Total Common Stock (Cost $14,969,443)	17,530,214
REAL ESTATE INVESTMENT TRUSTS: 95.2%
		Financials: 95.2%
235,860		Acadia Realty Trust	4,481,340
133,071		Alexandria Real Estate Equities, Inc.	9,314,970
186,878		AMB Property Corp.	4,946,661
226,000		American Campus Communities, Inc.	6,879,440
366,978		Apartment Investment & Management Co.	7,845,990
218,200		Associated Estates Realty Corp.	3,050,436
157,492		AvalonBay Communities, Inc.	16,368,144
314,796		Boston Properties, Inc.	26,165,844
268,500		Brandywine Realty Trust	3,289,125
220,320		BRE Properties, Inc.	9,143,280
524,700		CBL & Associates Properties, Inc.	6,852,582
297,100	L	Colonial Properties Trust	4,810,049
661,000		Developers Diversified Realty Corp.	7,416,420
148,157	L	Digital Realty Trust, Inc.	9,141,287
124,766		Equity Lifestyle Properties, Inc.	6,797,252
644,771	L	Equity Residential	30,671,754
254,996		Extra Space Storage, Inc.	4,090,136
191,988		Federal Realty Investment Trust	15,677,740
542,152		HCP, Inc.	19,506,629
56,700		Health Care Real Estate Investment Trust, Inc.	2,684,178
292,147	L	Highwoods Properties, Inc.	9,486,013
168,121	L	Hospitality Properties Trust	3,754,142
1,306,668		Host Hotels & Resorts, Inc.	18,920,553
208,200		Hudson Pacific Properties, Inc.	3,408,234
197,000		Kilroy Realty Corp.	6,528,580
427,378		Kimco Realty Corp.	6,731,204
376,445		Liberty Property Trust	12,008,596
461,423		Macerich Co.	19,818,118
432,619	L	Nationwide Health Properties, Inc.	16,729,377
84,500	@	Pebblebrook Hotel Trust	1,521,845
176,100	L	Pennsylvania Real Estate Investment Trust	2,088,546
454,863	L	Prologis	5,358,286
235,264	L	Public Storage, Inc.	22,830,019
289,703		Regency Centers Corp.	11,434,577
559,511		Simon Property Group, Inc.	51,889,050
171,554		SL Green Realty Corp.	10,864,515
123,049	L	Tanger Factory Outlet Centers, Inc.	5,800,530
206,474		Taubman Centers, Inc.	9,210,805
636,403		UDR, Inc.	13,440,831
486,600		U-Store-It Trust	4,063,110
442,240		Ventas, Inc.	22,806,317
382,533		Vornado Realty Trust	32,718,047
		Total Real Estate Investment Trusts (Cost $346,809,200)	490,544,552
		Total Long-Term Investments (Cost $361,778,643)	508,074,766
SHORT-TERM INVESTMENTS: 2.6%
		Affiliated Mutual Fund: 1.3%
6,723,904		ING Institutional Prime Money Market Fund - Class I	6,723,904
		Total Mutual Fund (Cost $6,723,904)	6,723,904
		Securities Lending Collateral(cc): 1.3%
3,748,094		BNY Mellon Overnight Government Fund (1)	$3,748,094
3,758,883	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	3,007,106
		Total Securities Lending Collateral (Cost $7,506,977)	6,755,200
		Total Short-Term Investments (Cost $14,230,881)	13,479,104

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities
		(Cost $376,009,524)*	101.2%	$521,553,870
		Other Assets and Liabilities - Net	(1.2)	(5,972,597)
		Net Assets	100.0%	$515,581,273

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

	*	Cost for federal income tax purposes is $427,332,384.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$148,911,702
		Gross Unrealized Depreciation		(54,690,216)
		Net Unrealized Appreciation		$94,221,486

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$17,530,214	$—	$—	$17,530,214
Real Estate Investment Trusts	490,544,552	—	—	490,544,552
Short-Term Investments	10,471,998	—	3,007,106	13,479,104
Total Investments, at value	$518,546,764	$—	$3,007,106	$521,553,870

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	3,007,106	—	—	—	—	—	—	—	3,007,106
Total Investments, at value	$3,007,106	$—	$—	$—	$—	$—	$—	$—	$3,007,106

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING DFA Global Allocation Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
MUTUAL FUNDS: 99.8%
		Open-End Funds: 99.8%
84,946		DFA Emerging Markets Core Equity Portfolio		$1,758,388
91,283		DFA International Real Estate Securities Portfolio		488,365
77,974		DFA International Vector Equity Portfolio		771,947
189,705		DFA Large Cap International Portfolio		3,555,066
371,614		DFA Selectively Hedged Global Fixed Income Portfolio		3,835,055
339,874		DFA U.S. Core Equity 1 Portfolio		3,330,769
54,059		DFA U.S. Small Cap Portfolio		989,829
326,390	@	VA Global Bond Portfolio		3,831,818
76,626	@	VA International Small Portfolio		783,113
152,728	@	VA International Value Portfolio		1,782,330
246,235	@	VA Short-Term Fixed Portfolio		2,536,219
89,455	@	VA U.S. Large Value Portfolio		1,216,591
105,253	@	VA U.S. Targeted Value Portfolio		1,058,848
		Total Mutual Funds (Cost $25,806,866)		25,938,338
SHORT-TERM INVESTMENTS: 0.3%
		Affiliated Mutual Fund: 0.3%
78,767		ING Institutional Prime Money Market Fund - Class I		78,767
		Total Short-Term Investments (Cost $78,767)		78,767
		Total Investments in Securities
		(Cost $25,885,633)*	100.1%	$26,017,105
		Other Assets and Liabilities - Net	(0.1)	(26,594)
		Net Assets	100.0%	$25,990,511

	@	Non-income producing security

	*	Cost for federal income tax purposes is $25,885,846.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$550,582
		Gross Unrealized Depreciation		(419,323)
		Net Unrealized Appreciation		$131,259

PORTFOLIO OF INVESTMENTS
ING DFA Global Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Mutual Funds	$25,938,338	$—	$—	$25,938,338
Short-Term Investments	78,767	—	—	78,767
Total Investments, at value	$26,017,105	$—	$—	$26,017,105

PORTFOLIO OF INVESTMENTS
ING DFA World Equity Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
MUTUAL FUNDS: 99.4%
		Open-End Funds: 99.4%
797,316		DFA Emerging Markets Core Equity Portfolio		$16,504,436
1,019,737		DFA International Real Estate Securities Portfolio		5,455,591
1,099,538		DFA International Vector Equity Portfolio		10,885,426
2,121,768		DFA Large Cap International Portfolio		39,761,941
4,068,714		DFA U.S. Core Equity 1 Portfolio		39,873,399
696,906		DFA U.S. Small Cap Portfolio		12,760,347
887,657	@	VA International Small Portfolio		9,071,857
1,707,708	@	VA International Value Portfolio		19,928,958
1,064,706	@	VA U.S. Large Value Portfolio		14,480,006
1,268,710	@	VA U.S. Targeted Value Portfolio		12,763,216
		Total Mutual Funds (Cost $181,656,010)		181,485,177
SHORT-TERM INVESTMENTS: 0.6%
		Affiliated Mutual Fund: 0.6%
1,070,598		ING Institutional Prime Money Market Fund - Class I		1,070,598
		Total Short-Term Investments (Cost $1,070,598)		1,070,598
		Total Investments in Securities
		(Cost $182,726,608)*	100.0%	$182,555,775
		Other Assets and Liabilities - Net	0.0	59,396
		Net Assets	100.0%	$182,615,171

	@	Non-income producing security
	*	Cost for federal income tax purposes is $183,122,894.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,105,627
		Gross Unrealized Depreciation		(3,672,746)
		Net Unrealized Depreciation		$(567,119)

PORTFOLIO OF INVESTMENTS
ING DFA World Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Mutual Funds	$181,485,177	$—	$—	$181,485,177
Short-Term Investments	1,070,598	—	—	1,070,598
Total Investments, at value	$182,555,775	$—	$—	$182,555,775

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 93.1%
		Consumer Discretionary: 21.2%
1,071,951		Advance Auto Parts, Inc.	$62,902,085
301,719	@, L	Bridgepoint Education, Inc.	4,664,576
31,450		Clicks Group Ltd.	198,956
759		Columbia Sportswear Co.	44,356
573,154	@	DEN Networks Ltd.	3,007,945
440,701	@, L	Drugstore.Com	846,146
13,691	@	Entertainment Network India Ltd.	71,459
229,559	@, L	Fuel Systems Solutions, Inc.	8,978,052
3,700,000	L	Geely Automobile Holdings Ltd.	1,829,412
43,000		Golden Eagle Retail Group Ltd.	121,636
895,607		Hasbro, Inc.	39,863,468
413,722	L	HOT Topic, Inc.	2,478,195
91		Inditex S.A.	7,234
1,994	@	Interpublic Group of Cos., Inc.	20,000
100		Jollibee Foods Corp.	209
94,000		Kappa Create Co., Ltd.	1,971,591
1,004,000		Little Sheep Group Ltd.	680,403
1,012		MegaStudy Co., Ltd.	149,937
22,000		Minth Group Ltd.	43,760
431,085	@, L	NetFlix, Inc.	69,904,744
902,112	@	New Focus Auto Tech Holdings Ltd.	267,418
1,492	@, L	Pre-Paid Legal Services, Inc.	93,235
2,618,000		Prime Success International Group	3,090,993
6,200		Proto Corp.	261,996
238,364		Ross Stores, Inc.	13,019,442
1,419,136	@, L	Sally Beauty Holdings, Inc.	15,894,323
80,400		Sazaby League Ltd.	1,341,949
115,484	@	Sonic Corp.	933,111
102,172		Starbucks Corp.	2,613,560
56,681		Starwood Hotels & Resorts Worldwide, Inc.	2,978,587
45,009		TAJ GVK Hotels & Resorts Ltd.	157,555
139,109		TJX Cos., Inc.	6,208,435
13,500		Tsutsumi Jewelry Co., Ltd.	337,607
24,921		Value Line, Inc.	345,654
512,933		Walt Disney Co.	16,983,212
			262,311,241
		Consumer Staples: 3.2%
29,210		Britannia Industries Ltd.	284,232
71,200		Campbell Soup Co.	2,545,400
13,000		Daikokutenbussan Co., Ltd.	434,008
14,976,780	@	Heng Tai Consumables Group Ltd.	2,738,700
18,044		Hengan International Group Co., Ltd.	179,750
19,400		Kalina ADR	381,016
466,200		Kroger Co.	10,097,892
194,710		Molson Coors Brewing Co.	9,194,206
53,742	@, L	USANA Health Sciences, Inc.	2,169,027
44,596		Wal-Mart Stores, Inc.	2,386,778
10,519,000		Want Want China Holdings Ltd.	9,727,195
			40,138,204
		Energy: 6.3%
202,218	@	Dresser-Rand Group, Inc.	7,459,822
334,884		Ensco International PLC ADR	14,979,361
193,670	@	Helix Energy Solutions Group, Inc.	2,157,484
37,520		Marathon Oil Corp.	1,241,912
859,225	@	Nabors Industries Ltd.	15,517,604
753,617	@	Newpark Resources	6,330,383
24,800	@	Noble Corp.	837,992
1,108,311	@	Parker Drilling Co.	4,821,153
1,405,935		Patterson-UTI Energy, Inc.	24,013,370
781	@	Plains Exploration & Production Co.	20,829
7,200	@	Weatherford International Ltd.	123,120
			77,503,030
		Financials: 11.1%
40,421		Admiral Group PLC	1,059,272
247,000		Aozora Bank Ltd.	364,025
99,287		Bank of Baroda	1,925,653
190,375		Chubb Corp.	10,849,471
23,887	L	CNinsure, Inc. ADR	558,239
14,261		CRISIL Ltd.	1,931,081
91,060		Goldcrest Co., Ltd.	1,717,787
179,000		Hang Lung Properties Ltd.	871,703
1,113		ICRA Ltd.	30,526
240,900		Iguatemi Empresa de Shopping Centers S.A.	5,384,656
40		Jammu & Kashmir Bank Ltd.	714
1,018,672		Janus Capital Group, Inc.	11,154,458
5,709	@	Kenedix, Inc.	1,010,719
64,367		Lincoln National Corp.	1,539,659
499,000		Marusan Securities Co., Ltd.	2,567,779

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
129,180		Northern Trust Corp.	$6,231,643
1,707,842		Old Republic International Corp.	23,653,612
160,332	L	Presidential Life Corp.	1,571,254
340,736		Progressive Corp.	7,111,160
355,316		Protective Life Corp.	7,731,676
593,941		Reinsurance Group of America, Inc.	28,681,411
152,913		SEI Investments Co.	3,110,250
894	@	Songbird Estates PLC	2,122
184,500		SPG Land Holdings Ltd.	87,228
135,300	L	Sumitomo Mitsui Financial Group, Inc.	3,942,897
1,244,989		Union Bank of India	10,790,547
525,000		Wharf Holdings Ltd.	3,367,322
325,000		Yanlord Land Group Ltd.	432,516
			137,679,380
		Health Care: 17.5%
82,400	@, L	3SBio, Inc. ADR	1,069,552
72,800		Abcam PLC	1,975,016
1,891,169	@	Allscripts Healthcare Solutions, Inc.	34,929,891
107,241	@	AMAG Pharmaceuticals, Inc.	1,845,618
22,479	@	Ardea Biosciences, Inc.	517,017
354,000	@	Aspen Pharmacare Holdings Ltd.	4,771,350
437,639	@, L	Athenahealth, Inc.	14,450,840
199	@	Bio-Rad Laboratories, Inc.	18,011
47,712		Cadila Healthcare Ltd.	697,100
2,100	@	CareFusion Corp.	52,164
527,337	@	Cerner Corp.	44,291,035
5,300	@, L	China Pharma Holdings, Inc.	13,515
10,445		Cipla Ltd.	74,982
67,028		Computer Programs & Systems, Inc.	2,853,382
222,152	@	Edwards Lifesciences Corp.	14,895,292
34,200	@	GenMark Diagnostics, Inc.	114,912
72,400	@, L	Immunogen, Inc.	453,948
34,697	@	IPC The Hospitalist Co., Inc.	947,922
292,180	@	Kinetic Concepts, Inc.	10,687,944
89,496	@	Laboratory Corp. of America Holdings	7,019,171
78,636	@	Masimo Corp.	2,147,549
244	L	Message Co., Ltd.	580,700
272,565	@	Myriad Genetics, Inc.	4,472,792
121,415	@	Nanosphere, Inc.	610,717
106,420		Nobel Biocare Holding AG	1,913,428
416,403		Piramal Healthcare Ltd.	4,632,442
270,569	@, L	Qiagen NV	4,799,894
5,598		Quality Systems, Inc.	371,203
146,364	@, L	Quidel Corp.	1,608,540
31,161	@, L	Sangamo Biosciences, Inc.	106,882
1,576,000		Shandong Weigao Group Medical Polymer Co., Ltd.	4,463,877
107,194		Steris Corp.	3,560,985
304,476	@	Thermo Fisher Scientific, Inc.	14,578,311
13,637	@	ThermoGenesis Corp.	39,684
12,309	@	Vascular Solutions, Inc.	141,307
905,631	@	Vertex Pharmaceuticals, Inc.	31,307,664
			217,014,637
		Industrials: 3.5%
351,132	@	AGCO Corp.	13,697,659
1,951	@	Bell Equipment Ltd.	2,763
411,000		Blue Label Telecoms Ltd.	371,479
166,681		Blue Star Ltd.	1,799,351
30,473		Cintas Corp.	839,531
61,189		Corporate Executive Board Co.	1,931,125
50,388		Equifax, Inc.	1,572,106
1,694,000		EVA Precision Industrial Holdings Ltd.	998,133
64,265		Fluor Corp.	3,183,045
94,820	@	Jacobs Engineering Group, Inc.	3,669,534
244,400		JobStreet Corp. Bhd	183,676
95,042	@	Mastec, Inc.	980,833
661,963	@	MAX India Ltd.	2,498,922
823,371		Michael Page International PLC	5,963,811
207,000		Nippon Thompson Co., Ltd.	1,400,572
16,009	@, L	PowerSecure International, Inc.	148,243
75,889	@	Randstad Holdings NV	3,448,003
900		RR Donnelley & Sons Co.	15,264
50,600	@, I, X	Uzel Makina Sanayii AS	13,642
19,600	@	Vestas Wind Systems A/S	738,548
			43,456,240
		Information Technology: 21.1%
427,771		Altera Corp.	12,901,573
43,407	@	Computer Task Group, Inc.	331,629
127,177	@, L	Constant Contact, Inc.	2,725,403
88	@	Cree, Inc.	4,778
132,497	@	DG FastChannel, Inc.	2,881,810
3,268,700		Digital China Holdings Ltd.	5,677,838
3,124,113	@	eBay, Inc.	76,228,356
288,300	@	Electronic Arts, Inc.	4,736,769
3,220	@	Epicor Software Corp.	28,014
443,954	L	Gemalto NV	18,221,358

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
22,400	@, L	Hollysys Automation Technologies Ltd.	$250,656
10,684		Info Edge India Ltd.	167,114
257,576		Ingenico	7,522,664
200	@, L	Internet Brands, Inc.	2,656
549,219	@	Juniper Networks, Inc.	16,668,797
9,322,000		Kingdee International Software Group Co., Ltd.	4,355,907
479,000		Kontron AG	4,158,290
1,500		Lenovo Group Ltd. ADR	18,428
702,100	@	Longtop Financial Technologies Ltd. ADR	27,627,635
116	@	LoopNet, Inc.	1,373
300,666		MIC Electronics Ltd.	268,172
2,326	@	Move, Inc.	5,187
3	@	NetSuite, Inc.	71
9,075	@	NHN Corp.	1,559,810
16,439		NIIT Technologies Ltd.	74,338
2,225,202	@	PMC - Sierra, Inc.	16,377,487
225,869		Richtek Technology Corp.	1,674,578
121,957	@	Rovi Corp.	6,147,852
260,256	@, L	Shanda Interactive Entertainment Ltd. ADR	10,189,022
839,700		Siliconware Precision Industries Co. ADR	4,559,571
103,709		Solera Holdings, Inc.	4,579,789
53,921	@, L	support.com, Inc.	246,958
100	@	Trimble Navigation Ltd.	3,504
891,959	@	UbiSoft Entertainment	9,939,714
2,115	@	Valueclick, Inc.	27,664
60,500	@	VanceInfo Technologies, Inc. ADR	1,956,570
17,121	@, L	Veeco Instruments, Inc.	597,009
123,200	@	VeriSign, Inc.	3,910,368
180,000		Wasion Group Holdings Ltd.	137,703
121,666	@	WebMD Health Corp.	6,067,483
840,493		Xerox Corp.	8,699,103
55,530		ZTE Corp.	220,166
			261,753,167
		Materials: 9.0%
500	@	Africa Cellular Towers Ltd.	22
46,300		Agnico-Eagle Mines Ltd.	3,288,918
75		Asian Paints Ltd.	4,452
119,000		Barrick Gold Corp.	5,502,712
85,300		Centerra Gold, Inc.	1,376,208
26,000		Eldorado Gold Corp.	480,740
1,142,700		Eldorado Gold Corp. (Canadian Denominated Security)	21,123,680
6,100		Franco-Nevada Corp.	191,911
619,000		Iamgold Corp.	10,961,396
739,945		Kinross Gold Corp.	13,884,038
239,500	@	Minefinders Corp.	2,339,367
744,238	L	Newcrest Mining Ltd.	28,483,420
190,700		Newmont Mining Corp.	11,977,867
23,483	@	Prakash Industries Ltd.	85,773
204,011		Sensient Technologies Corp.	6,220,295
87,434	L	Yamana Gold, Inc.	996,748
183,900	L	Yamana Gold, Inc. (Canadian Denominated Security)	2,096,557
272,243	@, L	Zoltek Cos., Inc.	2,646,202
			111,660,306
		Utilities: 0.2%
149,350	@	Calpine Corp.	1,859,408
600		Sempra Energy	32,280
			1,891,688
		Total Common Stock (Cost $865,002,232)	1,153,407,893
RIGHTS: 0.0%
		Financials: 0.0%
149		Songbird Estates Rights	54
		Total Rights (Cost $-)	54
WARRANTS: 0.0%
		Consumer Discretionary: 0.0%
29,280		Minor International PCL	3,473
			3,473
		Materials: 0.0%
5,973		Kinross Gold Corp.	25,543
			25,543
		Total Warrants (Cost $22,539)	29,016

Principal Amount			Value
CORPORATE BONDS/NOTES: 0.0%
		Consumer Staples: 0.0%
$993,140		Britannia Industries Ltd., 8.250%, due 03/22/13	$22,628
		Total Corporate Bonds/Notes (Cost $17,415)	22,628
		Total Long-Term Investments (Cost $865,042,186)	1,153,459,591

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 11.9%
		Affiliated Mutual Fund: 6.7%
83,532,903		ING Institutional Prime Money Market Fund - Class I		$83,532,903
		Total Mutual Fund (Cost $83,532,903)		83,532,903

Principal Amount				Value
		Securities Lending Collateral(cc): 5.2%
$62,861,026		BNY Mellon Overnight Government Fund (1)		$62,861,026
1,748,799	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,399,039
		Total Securities Lending Collateral (Cost $64,609,825)		64,260,065
		Total Short-Term Investments (Cost $148,142,728)		147,792,968
		Total Investments in Securities
		(Cost $1,013,184,914)*	105.0%	$1,301,252,559
		Other Assets and Liabilities - Net	(5.0)	(61,474,785)
		Net Assets	100.0%	$1,239,777,774

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $1,026,940,478.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$329,309,594
		Gross Unrealized Depreciation		(54,997,513)
		Net Unrealized Appreciation		$274,312,081

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$262,311,241	$—	$—	$262,311,241
Consumer Staples	40,138,204	—	—	40,138,204
Energy	77,503,030	—	—	77,503,030
Financials	137,679,380	—	—	137,679,380
Health Care	217,014,637	—	—	217,014,637
Industrials	43,442,598	—	13,642	43,456,240
Information Technology	261,753,167	—	—	261,753,167
Materials	111,660,306	—	—	111,660,306
Utilities	1,891,688	—	—	1,891,688
Total Common Stock	1,153,394,251	—	13,642	1,153,407,893
Rights	—	54	—	54
Warrants	29,016	—	—	29,016
Corporate Bonds/Notes	—	22,628	—	22,628
Short-Term Investments	146,393,929	—	1,399,039	147,792,968
Total Investments, at value	$1,299,817,196	$22,682	$1,412,681	$1,301,252,559

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Common Stock	$13,219	$106,490	$—	$—	$(106,490)	$423	$—	$—	$13,642
Short-Term Investments	1,399,039	—	—	—	—	—	—	—	1,399,039
Total Investments, at value	$1,412,258	$106,490	$—	$—	$(106,490)	$423	$—	$—	$1,412,681

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $423.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 34.4%
		Consumer Discretionary: 0.9%
103,951	@, L	Charter Communications, Inc.	$3,378,408
110,000		Comcast Corp. — Class A	1,988,800
122,564	@	Dex One Corp.	1,505,086
			6,872,294
		Consumer Staples: 0.5%
150,000		Diageo PLC	2,581,573
22,000		PepsiCo, Inc.	1,461,680
			4,043,253
		Energy: 6.3%
50,000		Baker Hughes, Inc.	2,130,000
75,000		BP PLC ADR	3,087,750
108,753	@	Callon Petroleum Co.	538,327
365,000	L	Canadian Oil Sands Trust	9,031,879
180,000		ConocoPhillips	10,337,400
248,235		ExxonMobil Corp.	15,338,441
35,000		Schlumberger Ltd.	2,156,350
174,600		Spectra Energy Corp.	3,937,230
150,000	@	Weatherford International Ltd.	2,565,000
			49,122,377
		Financials: 3.9%
550,000		Bank of America Corp.	7,210,500
200,000		Barclays PLC	940,055
45,000	@	CIT Group, Inc.	1,836,900
465,075	@	Citigroup, Inc.	1,813,793
300,000		HSBC Holdings PLC	3,034,779
200,000		J.P. Morgan Chase & Co.	7,614,000
299,600		Wells Fargo & Co.	7,528,948
			29,978,975
		Health Care: 3.8%
150,000		Johnson & Johnson	9,294,000
350,000		Merck & Co., Inc.	12,883,500
125,000		Pfizer, Inc.	2,146,250
40,000		Roche Holding AG - Genusschein	5,465,282
			29,789,032
		Industrials: 0.2%
100,000		General Electric Co.	1,625,000
			1,625,000
		Information Technology: 1.4%
300,000		Intel Corp.	5,769,000
180,000		Maxim Integrated Products	3,331,800
200,000		Xerox Corp.	2,070,000
			11,170,800
		Materials: 1.7%
110,000		Barrick Gold Corp.	5,091,900
120,000		Newmont Mining Corp.	7,537,200
20,000		Nucor Corp.	764,000
			13,393,100
		Telecommunication Services: 3.1%
275,000		AT&T, Inc.	7,865,000
50,000		CenturyTel, Inc.	1,973,000
101,205		Frontier Communications Corp.	826,845
800,000		Telstra Corp. Ltd.	2,029,172
130,000		Verizon Communications, Inc.	4,236,700
2,750,000		Vodafone Group PLC	6,785,210
			23,715,927
		Utilities: 12.6%
75,000		AGL Resources, Inc.	2,877,000
75,000		Ameren Corp.	2,130,000
150,000		American Electric Power Co., Inc.	5,434,500
85,000		CenterPoint Energy, Inc.	1,336,200
90,000		Consolidated Edison, Inc.	4,339,800
160,000		Dominion Resources, Inc.	6,985,600
550,000		Duke Energy Corp.	9,740,500
60,000		FirstEnergy Corp.	2,312,400
140,000		NextEra Energy, Inc.	7,614,600
190,000		Pacific Gas & Electric Co.	8,629,800
100,000		Pinnacle West Capital Corp.	4,127,000
68,400		PPL Corp.	1,862,532
120,000		Progress Energy, Inc.	5,330,400
175,000		Public Service Enterprise Group, Inc.	5,789,000
120,000		Sempra Energy	6,456,000
325,000		Southern Co.	12,103,000
250,000		TECO Energy, Inc.	4,330,000
300,000		Xcel Energy, Inc.	6,891,000
			98,289,332
		Total Common Stock
		(Cost $289,884,854)	268,000,090

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 4.8%
		Consumer Discretionary: 0.1%
120,000	@, P	Motors Liquidation Co.	$959,100
			959,100
		Energy: 0.5%
3,500	#	Chesapeake Energy Corp.	3,603,670
			3,603,670
		Financials: 3.6%
1,839	#, P	Ally Financial, Inc.	1,687,283
9,300		Bank of America Corp.	9,137,250
40,000		Citigroup, Inc.	4,740,400
100,000	@, #	Deutsche Bank AG/London	2,317,800
191,500	@, P, ##	Federal Home Loan Mortgage Corporation	82,345
50	@, P	Federal National Mortgage Association - Convertible Series 2004-1	81,250
113,600	@	Federal National Mortgage Association - Series 08-1	46,576
100,000	@, P	Federal National Mortgage Association - Series Q	35,000
194,460	@, P	Federal National Mortgage Association - Series R	72,145
96,100	@, P	Federal National Mortgage Association - Series S	41,804
90,000	@	Felcor Lodging Trust, Inc.	1,965,942
8,000		Wells Fargo & Co.	8,048,000
			28,255,795
		Health Care: 0.3%
2,500		Tenet Healthcare Corp.	2,137,500
			2,137,500
		Materials: 0.2%
23,000	@	AngloGold Ashanti Ltd.	1,219,000
			1,219,000
		Utilities: 0.1%
20,000	L	NextEra Energy, Inc.	1,062,000
			1,062,000
		Total Preferred Stock
		(Cost $59,126,452)	37,237,065
WARRANTS: 0.0%
		Consumer Discretionary: 0.0%
25,281		Charter Communications, Inc.	139,046
		Total Warrants
		(Cost $9,030,960)	139,046

Principal Amount			Value
CORPORATE BONDS/NOTES: 58.3%
		Consumer Discretionary: 7.0%
$1,726,408		Allison Transmission, Inc., 3.010%, due 08/07/14	$1,624,443
606,327		Allison Transmission, Inc., 3.050%, due 08/07/14	570,516
3,000,000		Cablevision Systems Corp., 7.750%, due 04/15/18	3,187,500
3,000,000	L	Cablevision Systems Corp., 8.000%, due 04/15/20	3,243,750
1,000,000		Cablevision Systems Corp., 8.625%, due 09/15/17	1,105,000
5,867,024		CCH II, LLC / CCH II Capital Corp., 13.500%, due 11/30/16	6,996,426
3,700,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, due 04/30/20	3,940,500
2,000,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, due 11/15/17	2,120,000
1,500,000	#, L	CKE Restaurants, Inc., 11.375%, due 07/15/18	1,545,000
8,469,075		Clear Channel Communications, Inc., 3.906%, due 11/13/15	6,702,214
1,900,000		Clear Channel Outdoor Holdings, Inc., 9.250%, due 12/15/17	2,035,500
3,500,000		DISH DBS Corp., 7.750%, due 05/31/15	3,749,375
1,300,000		Goodyear Tire & Rubber Co., 8.250%, due 08/15/20	1,374,750
750,000		Harrah’s Operating Co., Inc., 11.250%, due 06/01/17	825,000
2,500,000	L	KB Home, 5.750%, due 02/01/14	2,428,125
500,000		KB Home, 6.250%, due 06/15/15	480,000
2,000,000		MGM Resorts International, 6.750%, due 04/01/13	1,867,500
1,500,000		Navistar International Corp., 8.250%, due 11/01/21	1,608,750
736,003		SuperMedia, Inc., 11.000%, due 12/31/15	575,134
2,894,853		U.S. Investigations Services, Inc., 3.292%, due 04/01/15	2,663,264
4,372,173	&, #, L	Univision Communications, Inc., 9.750%, due 03/15/15	4,208,217
1,900,000	#	Visant Corp., 10.000%, due 10/01/17	1,990,250
			54,841,214
		Consumer Staples: 3.5%
3,000,000		Ceridian Corp., 11.250%, due 11/15/15	2,782,500
3,300,000		Diversey Holdings, Inc., 10.500%, due 05/15/20	3,795,000
5,000,000		Diversey, Inc., 8.250%, due 11/15/19	5,375,000
8,000,000		Hertz Corp., 8.875%, due 01/01/14	8,250,000
1,500,000	L	Hertz Corp., 10.500%, due 01/01/16	1,601,250
2,000,000		IDC Bankdebt, 6.750%, due 01/29/17	2,028,534
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 11.625%, due 05/01/14	1,160,000
2,000,000	L	Supervalu, Inc., 8.000%, due 05/01/16	2,025,000
			27,017,284
		Energy: 10.4%
2,750,000		Anadarko Petroleum Corp., 5.950%, due 09/15/16	3,006,583
1,400,000		Antero Resources Finance Corp., 9.375%, due 12/01/17	1,494,500

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Energy (continued)
$1,500,000	#, L	ATP Oil & Gas Corp., 11.875%, due 05/01/15	$1,301,250
3,300,000		Chesapeake Energy Corp., 6.875%, due 08/15/18	3,473,250
3,000,000		Chesapeake Energy Corp., 6.875%, due 11/15/20	3,195,000
6,000,000		Chesapeake Energy Corp., 7.250%, due 12/15/18	6,495,000
1,400,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	1,536,500
696,000		Denbury Resources, Inc., 8.250%, due 02/15/20	762,990
6,000,000		Dynegy Holdings, Inc., 7.500%, due 06/01/15	4,755,000
2,500,000		Dynegy Holdings, Inc., 7.750%, due 06/01/19	1,725,000
800,000		Dynegy Holdings, Inc., 8.375%, due 05/01/16	628,000
1,600,000	#	El Paso Corp., 6.500%, due 09/15/20	1,637,000
4,500,000		El Paso Corp., 7.250%, due 06/01/18	4,872,681
1,500,000		El Paso Corp., 7.750%, due 01/15/32	1,565,039
1,200,000		Energy Transfer Equity L.P., 7.500%, due 10/15/20	1,269,000
1,900,000	#	Expro Finance Luxembourg SCA, 8.500%, due 12/15/16	1,819,250
3,000,000		Forest Oil Corp., 8.500%, due 02/15/14	3,292,500
2,000,000	#	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	2,130,000
3,000,000		Newfield Exploration Co., 6.625%, due 04/15/16	3,135,000
2,250,000		Newfield Exploration Co., 6.875%, due 02/01/20	2,401,875
4,200,000		PetroHawk Energy Corp., 7.875%, due 06/01/15	4,420,500
2,400,000		PetroHawk Energy Corp., 10.500%, due 08/01/14	2,730,000
2,500,000		Pioneer Natural Resources Co., 6.875%, due 05/01/18	2,688,283
2,000,000		Plains Exploration & Production Co., 10.000%, due 03/01/16	2,290,000
1,000,000		Roseton/Danskammer, 7.670%, due 11/08/16	927,500
2,000,000		Sabine Pass LNG LP, 7.250%, due 11/30/13	1,940,000
2,500,000		Sabine Pass LNG LP, 7.500%, due 11/30/16	2,293,750
4,000,000	#, L	SandRidge Energy, Inc., 8.000%, due 06/01/18	3,920,000
3,200,000	#	SandRidge Energy, Inc., 9.875%, due 05/15/16	3,320,000
900,000		SEACOR Holdings, Inc., 7.375%, due 10/01/19	983,067
2,000,000		Sesi, LLC, 6.875%, due 06/01/14	2,025,000
3,000,000	#	W&T Offshore, Inc., 8.250%, due 06/15/14	2,895,000
			80,928,518
		Financials: 13.9%
2,500,000	#	Ally Financial, Inc., 8.000%, due 03/15/20	2,737,500
1,500,000	L	Bank of America Corp., 8.125%, due 12/29/49	1,549,185
1,500,000		CapitalSource, Inc., 4.000%, due 07/15/34	1,492,500
3,600,000	#, L	CEVA Group PLC, 11.500%, due 04/01/18	3,766,173
2,500,000	L	CIT Group, Inc., 7.000%, due 05/01/14	2,506,250
12,000,000	L	CIT Group, Inc., 7.000%, due 05/01/15	11,970,000
7,500,000		CIT Group, Inc., 7.000%, due 05/01/16	7,425,000
7,500,000		CIT Group, Inc., 7.000%, due 05/01/17	7,378,125
1,700,000	L	Felcor Lodging L.P., 10.000%, due 10/01/14	1,855,125
2,000,000		Ford Motor Credit Co. LLC, 7.000%, due 04/15/15	2,139,234
2,500,000		Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	2,735,980
2,500,000		Ford Motor Credit Co., LLC, 8.700%, due 10/01/14	2,807,070
5,000,000		Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	6,303,145
1,500,000		Host Hotels & Resorts L.P., 6.375%, due 03/15/15	1,543,125
1,500,000		Host Hotels & Resorts L.P., 6.750%, due 06/01/16	1,561,875
1,000,000	L	Host Hotels & Resorts L.P., 9.000%, due 05/15/17	1,121,250
2,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 7.750%, due 01/15/16	2,020,000
1,500,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 8.000%, due 01/15/18	1,515,000
3,500,000	#	International Lease Finance Corp., 7.125%, due 09/01/18	3,788,750
700,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	750,750
2,000,000		International Lease Finance Corp., 8.875%, due 09/01/17	2,170,000
4,500,000		iStar Financial, Inc., 0.790%, due 10/01/12	3,431,250
5,000,000		iStar Financial, Inc., 8.625%, due 06/01/13	4,125,000
12,500,000		J.P. Morgan Chase & Co., 7.900%, due 04/29/49	13,440,888
1,100,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	1,204,500
2,000,000	#	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	2,380,000
1,000,000	#	Petroplus Finance Ltd., 6.750%, due 05/01/14	920,000
1,500,000	#	Petroplus Finance Ltd., 7.000%, due 05/01/17	1,312,500
1,500,000	#	Petroplus Finance Ltd., 9.375%, due 09/15/19	1,372,500
600,000	#	Pinafore LLC/Pinafore, Inc., 9.000%, due 10/01/18	633,000
2,100,000	#	UPC Germany GmbH, 8.125%, due 12/01/17	2,194,500
1,325,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49	1,381,313
6,500,000		Wells Fargo Capital XV, 9.750%, due 09/26/44	7,182,500
			108,713,988
		Health Care: 6.1%
5,000,000		Community Health Systems, Inc., 8.875%, due 07/15/15	5,325,000
3,000,000		HCA, Inc., 6.500%, due 02/15/16	3,015,000
3,000,000		HCA, Inc., 7.875%, due 02/15/20	3,296,250
6,500,000		HCA, Inc., 8.500%, due 04/15/19	7,280,000
4,000,000		HCA, Inc., 9.250%, due 11/15/16	4,340,000
4,000,000	&, #	Quintiles Transnational Corp., 9.500%, due 12/30/14	4,120,000
1,500,000	#	Tenet Healthcare Corp., 8.000%, due 08/01/20	1,500,000
2,750,000		Tenet Healthcare Corp., 9.000%, due 05/01/15	3,004,375
5,000,000		Tenet Healthcare Corp., 9.250%, due 02/01/15	5,393,750
2,750,000		Tenet Healthcare Corp., 10.000%, due 05/01/18	3,155,625
3,716,000	&	US Oncology Holdings, Inc., 6.737%, due 03/15/12	3,539,490
3,200,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	3,264,000
			47,233,490
		Industrials: 3.8%
2,500,000	#	Bombardier, Inc., 7.750%, due 03/15/20	2,712,500
4,900,000	#	Case New Holland, Inc., 7.875%, due 12/01/17	5,347,125

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Industrials (continued)
$3,000,000		#	CHC Helicopter S.A., 9.250%, due 10/15/20	$3,045,000
	1,000,000	L	Manitowoc Co., Inc., 9.500%, due 02/15/18	1,050,000
	2,500,000	#	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, due 03/15/18	2,687,500
	1,000,000	#	NXP BV/NXP Funding, LLC, 9.750%, due 08/01/18	1,070,000
	2,200,000		RBS Global, Inc. and Rexnord Corp., 8.500%, due 05/01/18	2,246,750
	1,500,000	L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	1,612,500
	4,000,000		Terex Corp., 8.000%, due 11/15/17	4,025,000
	5,000,000		Texas Competitive Electric Holdings Co., LLC, 3.789%, due 10/10/14	3,879,860
	1,750,000	L	United Rentals North America, Inc., 7.750%, due 11/15/13	1,771,875
				29,448,110
			Information Technology: 5.3%
	477,000		Advanced Micro Devices, Inc., 6.000%, due 05/01/15	471,634
	1,500,000		Advanced Micro Devices, Inc., 8.125%, due 12/15/17	1,590,000
	7,610,450		First Data Corp., 3.006%, due 09/24/14	6,715,262
	5,250,000		First Data Corp., 9.875%, due 09/24/15	4,318,125
	5,700,000	L	First Data Corp., 9.875%, due 09/24/15	4,645,500
	1,500,000	L	First Data Corp., 11.250%, due 03/31/16	1,087,500
	3,000,000	#	Freescale Semiconductor, Inc., 9.250%, due 04/15/18	3,135,000
	1,000,000	L	Freescale Semiconductor, Inc., 10.125%, due 12/15/16	915,000
	5,000,000	#, L	Freescale Semiconductor, Inc., 10.125%, due 03/15/18	5,350,000
	6,000,000	#, L	Freescale Semiconductor, Inc., 10.750%, due 08/01/20	6,045,000
	500,000	#	Interactive Data Corp., 10.250%, due 08/01/18	537,500
	2,050,000	L	Sanmina-SCI Corp., 6.750%, due 03/01/13	2,080,750
	1,000,000		Sanmina-SCI Corp., 8.125%, due 03/01/16	1,030,000
	800,000	L	SunGard Data Systems, Inc., 10.250%, due 08/15/15	846,000
	2,500,000		SunGard Data Systems, Inc., 10.625%, due 05/15/15	2,800,000
				41,567,271
			Materials: 1.9%
	3,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18	2,955,000
	2,500,000	L	Huntsman International, LLC, 7.375%, due 01/01/15	2,550,000
	1,000,000		Huntsman International, LLC, 7.875%, due 11/15/14	1,042,500
	100,000	#	Huntsman International, LLC, 8.625%, due 03/15/21	104,000
EUR	3,220,000	#	Ineos Group Holdings PLC, 7.875%, due 02/15/16	3,709,273
EUR	2,500,000	L	Kerling PLC, 10.625%, due 01/28/17	3,610,488
$300,000			Nalco Co., 8.250%, due 05/15/17	333,000
	1,000,000		NewPage Corp., 11.375%, due 12/31/14	910,000
				15,214,261
			Telecommunication Services: 2.1%
	3,500,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15	3,791,250
	1,500,000	L	Cricket Communications, Inc., 9.375%, due 11/01/14	1,560,000
	1,000,000	#	Digicel Group Ltd., 8.875%, due 01/15/15	1,025,000
	800,000		Frontier Communications Corp., 8.250%, due 04/15/17	879,000
	900,000		Frontier Communications Corp., 8.500%, due 04/15/20	997,875
	2,750,000		UPC Germany GmbH, 8.125%, due 12/01/17	3,950,449
	1,500,000		UPC Germany GmbH, 9.625%, due 12/01/19	2,218,693
GBP	1,000,000		Virgin Media Secured Finance PLC, 7.000%, due 01/15/18	1,671,039
				16,093,306
			Utilities: 4.3%
$1,500,000			AES Corp., 8.000%, due 10/15/17	1,627,500
	1,750,000	#	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16	1,881,250
	800,000	#	Calpine Corp., 7.875%, due 07/31/20	826,000
	1,500,000	#	Intergen NV, 9.000%, due 06/30/17	1,593,750
	1,600,000		Public Service Co. of New Mexico, 7.950%, due 05/15/18	1,768,509
	1,000,000	L	RRI Energy, Inc., 7.625%, due 06/15/14	995,000
	4,600,000		RRI Energy, Inc., 7.875%, due 06/15/17	4,312,500
	4,465,747		Texas Competitive Electric Holdings Co. LLC, 4.066%, due 10/24/14	3,475,530
	3,821,749		Texas Competitive Electric Holdings Co., LLC, 3.758%, due 10/24/14	2,974,330
	42,829		Texas Competitive Electric Holdings Co., LLC, 3.789%, due 10/24/14	33,332
	4,000,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	2,640,000
	12,500,000	L	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	8,249,997
	5,281,248	&, L	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	3,089,530
				33,467,228
			Total Corporate Bonds/Notes
			(Cost $436,081,488)	454,524,670
MUNICIPAL BONDS: 0.4%
			California: 0.4%
	3,000,000		State of California, 7.950%, due 03/01/36	3,219,300
			Total Municipal Bonds
			(Cost $3,003,519)	3,219,300
			Total Long-Term Investments
			(Cost $797,127,273)	763,120,171
SHORT-TERM INVESTMENTS: 9.9%
			U.S. Government Agency Obligations: 1.9%
	15,100,000	Z	Federal Home Loan Bank, 0.010%, due 10/01/10	15,099,997
			Total U.S. Government Agency Obligations
			(Cost $15,099,997)	15,099,997

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Securities Lending Collateral(cc): 8.0%
61,853,974		BNY Mellon Overnight Government Fund (1)		$61,853,974
262,251	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		209,800
		Total Securities Lending Collateral
		(Cost $62,116,225)		62,063,774
		Total Short-Term Investments
		(Cost $77,216,222)		77,163,771
		Total Investments in Securities
		(Cost $874,343,495)*	107.8%	$840,283,942
		Other Assets and Liabilities - Net	(7.8)	(61,060,395)
		Net Assets	100.0%	$779,223,547

	@	Non-income producing security
	&	Payment-in-kind
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro
	GBP	British Pound

	*	Cost for federal income tax purposes is $874,344,531.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$54,533,124
		Gross Unrealized Depreciation		(88,593,713)
		Net Unrealized Depreciation		$(34,060,589)

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$268,000,090	$—	$—	$268,000,090
Preferred Stock	9,302,000	27,935,065	—	37,237,065
Warrants	—	139,046	—	139,046
Corporate Bonds/Notes	—	449,277,182	5,247,488	454,524,670
Municipal Bonds	—	3,219,300	—	3,219,300
Short-Term Investments	61,853,974	15,099,997	209,800	77,163,771
Total Investments, at value	$339,156,064	$495,670,590	$5,457,288	$840,283,942

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Common Stock	$73,410	$—	$(96,441)	$—	$—	$23,031	$—	$—	$—
Preferred Stock	3,383,197	—	—	—	—	—	—	(3,383,197)	—
Corporate Bonds/Notes	3,047,231	5,111,660	(3,000,000)	1,344	500,000	(412,747)	—	—	5,247,488
Short-Term Investments	209,800	—	—	—	—	—	—	—	209,800
Total Investments, at value	$6,713,638	$5,111,660	$(3,096,441)	$1,344	$500,000	$(389,716)	$—	$(3,383,197)	$5,457,288

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $134,484.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 85.7%
		Consumer Discretionary: 6.7%
175,259		British Sky Broadcasting PLC	$1,947,693
46,017	@	DaimlerChrysler AG	2,912,247
521,605	@, I	DaimlerChrysler Escrow	310,355
521,597	@, I	DaimlerChrysler Escrow	310,350
260,833	@, I	DaimlerChrysler Escrow	155,196
47,791		Hillenbrand, Inc.	1,027,984
232,115		Mattel, Inc.	5,445,418
398,984		News Corp. - Class A	5,210,731
38,492		Stanley Black & Decker, Inc.	2,358,790
161,450		Thomas Cook Group PLC	436,398
45,104		Time Warner Cable, Inc.	2,435,165
165,362		Time Warner, Inc.	5,068,345
186,263		Virgin Media, Inc.	4,287,774
			31,906,446
		Consumer Staples: 23.0%
421,798		Altria Group, Inc.	10,131,582
290,873		British American Tobacco PLC	10,862,836
82		British American Tobacco PLC ADR	6,126
30,029		Brown-Forman Corp.	1,850,988
145		Brown-Forman Corp.	8,926
25,276		Carlsberg A/S	2,629,896
49,952		Carrefour S.A.	2,692,647
102,740		Coca-Cola Enterprises, Inc.	3,184,940
424,521		CVS Caremark Corp.	13,359,676
122,278		Dr Pepper Snapple Group, Inc.	4,343,315
105,768		General Mills, Inc.	3,864,763
15,522		Groupe Danone	930,279
263,957		Imperial Tobacco Group PLC	7,873,994
893		Japan Tobacco, Inc.	2,975,531
344,058		Kraft Foods, Inc.	10,617,630
253,753		Kroger Co.	5,496,290
34,851		Lorillard, Inc.	2,798,884
142,323		Nestle S.A.	7,586,875
51,222		PepsiCo, Inc.	3,403,190
74,479		Pernod-Ricard S.A.	6,230,472
55,610		Philip Morris International, Inc.	3,115,272
63,796		Reynolds American, Inc.	3,788,844
52,921		Wal-Mart Stores, Inc.	2,832,332
			110,585,288
		Energy: 6.4%
55,920		Baker Hughes, Inc.	2,382,192
321,580		BP PLC	2,200,266
63,611	@	Exterran Holdings, Inc.	1,444,606
208,139		Marathon Oil Corp.	6,889,401
20,911		Noble Energy, Inc.	1,570,207
64,234	@	Pride International, Inc.	1,890,407
206,575		Royal Dutch Shell PLC	6,252,517
49,265		Total S.A.	2,545,568
84,675	@	Transocean Ltd.	5,443,756
			30,618,920
		Financials: 14.7%
80,913		ACE Ltd.	4,713,182
7,834	@	Alleghany Corp.	2,373,937
481,055		Bank of America Corp.	6,306,631
974,744		Barclays PLC	4,581,565
25,756	@	Berkshire Hathaway, Inc.	2,129,506
2	@	Berkshire Hathaway, Inc. - Class A	249,000
48,247	@, #	Bond Street Holdings, LLC	977,002
454,259	@, I	Canary Wharf Group PLC	2,048,718
28,191	@	CIT Group, Inc.	1,150,757
98,875	@	CNO Financial Group, Inc.	547,768
39,912		Deutsche Boerse AG	2,663,271
53,178	@	Forestar Real Estate Group, Inc.	906,685
20,020		Goldman Sachs Group, Inc.	2,894,492
47,924	@	Guaranty Bancorp	76,199
498,859		Intesa Sanpaolo S.p.A.	1,625,037
197,790		Morgan Stanley	4,881,457
206,703		Old Republic International Corp.	2,862,837
62,680		PNC Financial Services Group, Inc.	3,253,719
36,301	@	St Joe Co/The	902,806
191,125	@	UBS AG - Reg	3,254,044
224,138		Wells Fargo & Co.	5,632,588
492,079		Weyerhaeuser Co.	7,755,165
20,198	@	White Mountains Insurance Group Ltd.	6,230,275
11,352		Zurich Financial Services AG	2,661,249
			70,677,890

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care: 9.1%
13,402		Alcon, Inc.	$2,235,320
48,600	@	Amgen, Inc.	2,678,346
396,810	@	Boston Scientific Corp.	2,432,445
63,300	@	Community Health Systems, Inc.	1,960,401
212,408		Eli Lilly & Co.	7,759,264
27,620	@	Genzyme Corp.	1,955,220
3,265	@	Kindred Healthcare, Inc.	42,510
67,150		Medtronic, Inc.	2,254,897
60,822		Novartis AG	3,500,789
330,250		Pfizer, Inc.	5,670,393
851,195	@	Tenet Healthcare Corp.	4,017,640
263,542		UnitedHealth Group, Inc.	9,252,960
			43,760,185
		Industrials: 5.6%
50,550		Alstom	2,579,078
681		AP Moller - Maersk A/S - Class B	5,669,863
104,423		Federal Signal Corp.	562,840
73,725	@	Gencorp, Inc.	362,727
21,494		Groupe Eurotunnel S.A.	182,849
8,600		Ingersoll-Rand PLC	307,106
786,971		Orkla ASA	7,268,585
115,723	@	Owens Corning, Inc.	2,965,980
49,616		Siemens AG	5,233,897
73,039		TNT NV	1,965,635
			27,098,560
		Information Technology: 8.9%
136,526		Hewlett-Packard Co.	5,743,649
850,466	@	LSI Logic Corp.	3,878,125
188,074		Maxim Integrated Products	3,481,250
51,590	@	McAfee, Inc.	2,438,143
376,221		Microsoft Corp.	9,213,652
481,564	@	Motorola, Inc.	4,107,741
10,370		Nintendo Co., Ltd.	2,600,930
75,500	@	Symantec Corp.	1,145,335
98,732		Tyco Electronics Ltd.	2,884,949
695,581		Xerox Corp.	7,199,263
			42,693,037
		Materials: 3.4%
41,178		Domtar Corp.	2,659,275
230,943		International Paper Co.	5,023,010
41,231		Linde AG	5,363,038
53,357		MeadWestvaco Corp.	1,300,844
13,420		Potash Corp. of Saskatchewan	1,933,017
			16,279,184
		Telecommunication Services: 3.8%
2,004,569		Cable & Wireless Communications PLC	1,790,764
2,004,569		Cable & Wireless Worldwide PLC	2,316,065
266,134		Telefonica S.A.	6,605,753
3,024,624		Vodafone Group PLC	7,462,803
			18,175,385
		Utilities: 4.1%
440,822		Babcock & Brown Infrastructure Group	1,874,064
177,712		E.ON AG	5,240,987
27,946		Entergy Corp.	2,138,707
98,032		Exelon Corp.	4,174,203
82,962		Gaz de France	2,977,190
161,533	@	NRG Energy, Inc.	3,363,117
			19,768,268
		Total Common Stock
		(Cost $424,555,364)	411,563,163
REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Consumer Discretionary: 0.0%
715,000	I, X	Northwest Airlines Claim (Pending Reorganization) due 02/20/49	—
			—
		Financials: 1.2%
9,488		Alexander’s, Inc.	2,996,121
872,070		Link Real Estate Investment Trust	2,587,571
			5,583,692
		Total Real Estate Investment Trusts
		(Cost $5,534,957)	5,583,692
PREFERRED STOCK: 1.1%
		Consumer Discretionary: 1.1%
43,807		Volkswagen AG	5,284,551
		Total Preferred Stock
		(Cost $3,895,360)	5,284,551

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES: 5.5%
		Consumer Discretionary: 0.4%
$784		Charter Communications Operating, LLC, 2.230%, due 03/06/14		$767
203,500	I	DaimlerChrysler Escrow, 12.000%, due 07/31/14		121,083
407,000	I	DaimlerChrysler Escrow, 12.000%, due 07/31/14		242,165
407,000	I	DaimlerChrysler Escrow, 12.000%, due 07/31/14		242,165
179,000	I, X	Dana Corp., Escrow Position		—
7,000	I, X	Dana Corp., Escrow Position		—
29,000	I, X	Dana Corp., Escrow Position		—
37,000	I, X	Dana Corp., Escrow Position		—
1,271,000		Six Flags, 9.250%, due 12/31/16		1,313,875
				1,920,055
		Financials: 2.6%
317,809		CIT Group, Inc., 7.000%, due 05/01/14		318,604
317,809		CIT Group, Inc., 7.000%, due 05/01/15		317,014
2,120,684		CIT Group, Inc., 7.000%, due 05/01/16		2,099,477
2,119,558		CIT Group, Inc., 7.000%, due 05/01/17		2,085,115
926,732		CIT Group, Inc., 0.000%, due 08/11/15		935,854
445,075		Realogy Corp., 2.250%, due 10/10/13		397,786
854,700		Realogy Corp., 2.499%, due 10/10/13		705,128
6,392,142		Realogy Corp., 3.295%, due 10/10/13		5,712,977
193,000		Realogy Corp., 13.500%, due 10/15/17		205,867
1,216,000	±	Tropicana Entertainment, LLC, 9.625%, due 12/15/14		3,314
				12,781,136
		Information Technology: 1.3%
4,057,418		Avaya, Inc., 3.058%, due 10/26/14		3,605,272
2,964,414		First Data Corp., 3.006%, due 09/24/14		2,616,354
				6,221,626
		Materials: 0.2%
892,763		Smurfit Stone Container Enterprises, Inc. Exit Term Loan B, 6.750%, due 02/22/16		899,831
				899,831
		Utilities: 1.0%
422,444		Boston Generating, LLC, 0.164%, due 12/20/13		406,225
97,000	I, X	Calpine Corp., Escrow Position		—
33,000	I, X	Calpine Corp., Escrow Position		—
49,000	I, X	Calpine Corp., Escrow Position		—
1,998,200		Texas Competitive Electric Holdings Co., LLC, 3.760%, due 10/10/14		1,555,405
3,455,359		Texas Competitive Electric Holdings Co., LLC, 3.789%, due 10/10/14		2,676,617
				4,638,247
		Total Corporate Bonds/Notes
		(Cost $26,153,043)		26,460,895
		Total Long-Term Investments
		(Cost $460,138,724)		448,892,301
SHORT-TERM INVESTMENTS: 6.8%
		U.S. Government Agency Obligations: 2.2%
10,900,000	Z	Federal Home Loan Bank, 0.010%, due 10/01/10		10,899,997
		Total U.S. Government Agency Obligations
		(Cost $10,899,997)		10,899,997
		U.S. Treasury Bills: 4.6%
5,000,000		0.170%, due 11/18/10		4,999,165
2,000,000		0.000%, due 10/21/10		1,999,853
5,000,000		0.000%, due 12/16/10		4,998,735
5,000,000		0.000%, due 01/06/11		4,998,355
2,000,000		0.000%, due 01/20/11		1,999,230
3,000,000		0.000%, due 02/24/11		2,998,296
		Total U.S. Treasury Bills
		(Cost $21,993,634)		21,993,634
		Total Short-Term Investments
		(Cost $32,893,631)		32,893,631
		Total Investments in Securities
		(Cost $493,032,355)*	100.3%	$481,785,932
		Other Assets and Liabilities - Net	(0.3)	(1,446,468)
		Net Assets	100.0%	$480,339,464

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $497,376,129.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$34,058,384
		Gross Unrealized Depreciation		(49,648,581)
		Net Unrealized Depreciation		$(15,590,197)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$31,130,545	$—	$775,901	$31,906,446
Consumer Staples	110,585,288	—	—	110,585,288
Energy	30,618,920	—	—	30,618,920
Financials	67,652,170	3,025,720	—	70,677,890
Health Care	43,760,185	—	—	43,760,185
Industrials	27,098,560	—	—	27,098,560
Information Technology	42,693,037	—	—	42,693,037
Materials	16,279,184	—	—	16,279,184
Telecommunication Services	18,175,385	—	—	18,175,385
Utilities	19,768,268	—	—	19,768,268
Total Common Stock	407,761,542	3,025,720	775,901	411,563,163
Real Estate Investment Trusts	5,583,692	—	—	5,583,692
Preferred Stock	5,284,551	—	—	5,284,551
Corporate Bonds/Notes	—	25,855,482	605,413	26,460,895
Short-Term Investments	—	32,893,631	—	32,893,631
Total Investments, at value	$418,629,785	$61,774,833	$1,381,314	$481,785,932
Other Financial Instruments+:
Forward foreign currency contracts	—	149,690	—	149,690
Total Assets	$418,629,785	$61,924,523	$1,381,314	$481,935,622

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(4,944,082)	$—	$(4,944,082)
Total Liabilities	$—	$(4,944,082)	$—	$(4,944,082)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Common Stock	$243,454	$144,733	$—	$—	$—	$387,714	$—	$—	$775,901
Corporate Bonds/Notes	213,675	—	—	3,372	—	388,366	—	—	605,413
Total Investments, at value	$457,129	$144,733	$—	$3,372	$—	$776,080	$—	$—	$1,381,314

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $776,080.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)

Danish Krone
DKK 700,000	BUY	1/24/11	$121,107	$127,969	$6,862
British Pound
GBP 168,021	BUY	11/12/10	262,351	263,858	1,507
Australian Dollar
AUD 129,900	BUY	11/19/10	125,157	124,772	(385)
Japanese Yen
JPY 8,600,000	BUY	10/20/10	91,504	103,037	11,533
Australian Dollar
AUD 100,000	BUY	11/19/10	94,075	96,052	1,977
Australian Dollar
AUD 85,000	BUY	11/19/10	80,357	81,644	1,287
Danish Krone
DKK 612,656	BUY	1/24/11	110,786	112,002	1,216
Japanese Yen
JPY 16,600,000	BUY	10/20/10	185,047	198,885	13,838
Australian Dollar
AUD 100,000	BUY	11/19/10	93,996	96,052	2,056
Australian Dollar
AUD 85,000	BUY	11/19/10	80,461	81,644	1,183
British Pound
GBP 217,257	BUY	11/12/10	342,822	341,177	(1,645)
Australian Dollar
AUD 90,000	BUY	11/19/10	84,722	86,447	1,725
Swiss Franc
CHF 489,600	BUY	11/10/10	444,061	498,444	54,383
British Pound
GBP 117,911	BUY	11/12/10	186,880	185,166	(1,714)
Swiss Franc
CHF 342,180	BUY	11/10/10	347,691	348,361	670
Swiss Franc
CHF 895,720	BUY	11/10/10	891,796	911,900	20,104
Japanese Yen
JPY 8,900,000	BUY	10/20/10	102,160	106,631	4,471
Norwegian Krone
NOK 800,000	BUY	2/16/11	125,429	135,018	9,589
					$128,657

EU Euro
EUR 19,044,348	SELL	1/18/11	$24,209,175	$25,938,992	$(1,729,817)
Danish Krone
DKK 13,772,366	SELL	1/24/11	2,370,540	2,517,770	(147,230)
Norwegian Krone
NOK 1,890,000	SELL	2/16/11	302,938	318,979	(16,041)
EU Euro
EUR 19,680,000	SELL	1/18/11	25,737,504	26,804,770	(1,067,266)
Australian Dollar
AUD 45,000	SELL	11/19/10	39,622	43,224	(3,602)
Australian Dollar
AUD 499,900	SELL	11/19/10	447,955	480,165	(32,210)
British Pound
GBP 1,185,000	SELL	11/12/10	1,844,476	1,860,911	(16,435)
Danish Krone
DKK 500,000	SELL	1/24/11	85,024	91,407	(6,383)
Danish Krone
DKK 814,000	SELL	1/24/11	144,017	148,810	(4,793)
Japanese Yen
JPY 13,639,840	SELL	10/20/10	160,000	163,419	(3,419)
Japanese Yen
JPY 20,474,477	SELL	10/20/10	242,545	245,305	(2,760)
Norwegian Krone
NOK 1,459,372	SELL	2/16/11	237,791	246,301	(8,510)
Norwegian Krone
NOK 34,934,437	SELL	2/16/11	5,596,808	5,895,956	(299,148)
EU Euro
EUR 163,292	SELL	1/18/11	212,039	222,409	(10,370)
Japanese Yen
JPY 188,443,500	SELL	10/20/10	2,041,973	2,257,746	(215,773)
Swiss Franc
CHF 370,000	SELL	11/10/10	325,403	376,684	(51,281)
Japanese Yen
JPY 11,033,360	SELL	10/20/10	130,000	132,191	(2,191)
British Pound
GBP 21,850,878	SELL	11/12/10	34,331,662	34,314,373	17,289
Australian Dollar
AUD 45,000	SELL	11/19/10	39,828	43,224	(3,396)
Swiss Franc
CHF 11,557,056	SELL	11/10/10	10,487,347	11,765,825	(1,278,478)
EU Euro
EUR 366,773	SELL	1/18/11	478,606	499,556	(20,950)
Swiss Franc
CHF 358,000	SELL	11/10/10	345,927	364,467	(18,540)
Japanese Yen
JPY 14,000,000	SELL	10/20/10	165,989	167,734	(1,745)
					$(4,923,049)

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
29,144,320		ING Franklin Income Portfolio - Class I		$279,785,471
37,163,885	@	ING Franklin Mutual Shares Portfolio - Class I		278,729,135
27,039,100		ING Templeton Global Growth Portfolio - Class I		282,288,204
		Total Investments in Affiliated Investment Companies (Cost $884,734,393)*	100.0%	$840,802,810
		Other Assets and Liabilities - Net	(0.0)	(114,053)
		Net Assets	100.0%	$840,688,757
	@	Non-income producing security
	*	Cost for federal income tax purposes is $967,682,408.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(126,879,598)
		Net Unrealized Depreciation		$(126,879,598)

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$840,802,810	$—	$—	$840,802,810
Total Investments, at value	$840,802,810	$—	$—	$840,802,810

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.5%
		Australia: 0.2%
1,330,675	@	Australian Worldwide Exploration Ltd.	$1,999,007
			1,999,007
		Bahamas: 0.7%
234,200		Teekay Shipping Corp.	6,260,166
			6,260,166
		Brazil: 0.7%
155,300		Petroleo Brasileiro S.A. ADR	5,632,731
			5,632,731
		Canada: 24.7%
209,000		Alamos Gold, Inc.	3,562,892
657,305		Barrick Gold Corp.	30,426,648
862,656		Canadian Natural Resources Ltd.	29,847,898
665,300	@	Centerra Gold, Inc.	10,733,774
159,500		Domtar Corp.	10,300,510
721,479		EnCana Corp.	21,810,310
235,400		Ensign Energy Services, Inc.	2,889,593
292,594		GoldCorp, Inc.	12,733,691
226,600	@	Harry Winston Diamond Corp.	2,636,215
1,588,000	@	Lundin Mining Corp.	7,933,055
885,429		Nexen, Inc.	17,797,123
1,262,439		Suncor Energy, Inc.	41,092,389
413,196		Teck Cominco Ltd. - Class B	17,007,147
			208,771,245
		China: 1.1%
10,672,784		China Petroleum & Chemical Corp.	9,416,421
			9,416,421
		Japan: 0.6%
1,062		Inpex Holdings, Inc.	4,995,753
			4,995,753
		Netherlands: 2.1%
292,542		Royal Dutch Shell PLC ADR - Class A	17,640,283
			17,640,283
		Russia: 2.4%
179,387		Lukoil-Spon ADR	10,171,243
463,483		OAO Gazprom ADR	9,709,969
			19,881,212
		Thailand: 0.9%
4,465,500		Thai Oil PCL	7,772,053
			7,772,053
		United Kingdom: 1.8%
316,068		Anglo American PLC ADR	6,280,271
155,388		Rio Tinto PLC ADR	9,125,937
			15,406,208
		United States: 62.3%
346,149	@	Alpha Natural Resources, Inc.	14,244,031
117,000		Anadarko Petroleum Corp.	6,674,850
313,567		Apache Corp.	30,654,310
747,547		Arch Coal, Inc.	19,966,980
194,000	@	Bill Barrett Corp.	6,984,000
609,438	@	Cal Dive International, Inc.	3,333,626
122,084	@	Cameron International Corp.	5,244,729
524,879		Chevron Corp.	42,541,443
366,700	@, L	Coeur d’Alene Mines Corp.	7,304,664
1,046,639		ConocoPhillips	60,108,478
662,200	@	Denbury Resources, Inc.	10,522,358
363,380		Devon Energy Corp.	23,525,221
284,454		Ensco International PLC ADR	12,723,627
1,313,758		ExxonMobil Corp.	81,177,107
354,928		Halliburton Co.	11,737,469
360,800		Hess Corp.	21,330,496
644,639		International Paper Co.	14,020,898
100,800		Kaiser Aluminum Corp.	4,313,232
196,200	@, L	McMoRan Exploration Co.	3,376,602
267,700		Murphy Oil Corp.	16,575,984
579,812		National Oilwell Varco, Inc.	25,784,240
271,900		Newmont Mining Corp.	17,078,039
518,800	@	PetroHawk Energy Corp.	8,373,432
1,009,525		Schlumberger Ltd.	62,196,835
111,334	@	Transocean Ltd.	7,157,663
55,500	@	Unit Corp.	2,069,595
172,036	L	United States Steel Corp.	7,542,058
			526,561,967
		Total Common Stock
		(Cost $775,382,485)	824,337,046

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 3.6%
		Affiliated Mutual Fund: 2.5%
20,750,000		ING Institutional Prime Money Market Fund - Class I		$20,750,000
		Total Mutual Fund
		(Cost $20,750,000)		20,750,000

Principal Amount				Value
		Securities Lending Collateral(cc): 1.1%
$8,774,072		BNY Mellon Overnight Government Fund (1)		$8,774,072
784,324	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		627,459
		Total Securities Lending Collateral
		(Cost $9,558,396)		9,401,531
		Total Short-Term Investments
		(Cost $30,308,396)		30,151,531
		Total Investments in Securities
		(Cost $805,690,881)*	101.1%	$854,488,577
		Other Assets and Liabilities - Net	(1.1)	(9,027,827)
		Net Assets	100.0%	$845,460,750
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $844,876,369.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$84,131,168
		Gross Unrealized Depreciation		(74,518,960)
		Net Unrealized Appreciation		$9,612,208

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Energy	78.5%
Materials	19.0
Short-Term Investments	3.6
Other Assets and Liabilities - Net	(1.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Australia	$1,999,007	$—	$—	$1,999,007
Bahamas	6,260,166	—	—	6,260,166
Brazil	5,632,731	—	—	5,632,731
Canada	208,771,245	—	—	208,771,245
China	9,416,421	—	—	9,416,421
Japan	4,995,753	—	—	4,995,753
Netherlands	17,640,283	—	—	17,640,283
Russia	19,881,212	—	—	19,881,212
Thailand	7,772,053	—	—	7,772,053
United Kingdom	9,125,937	6,280,271	—	15,406,208
United States	526,561,967	—	—	526,561,967
Total Common Stock	818,056,775	6,280,271	—	824,337,046
Short-Term Investments	29,524,072	—	627,459	30,151,531
Total Investments, at value	$847,580,847	$6,280,271	$627,459	$854,488,577

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	627,459	—	—	—	—	—	—	—	627,459
Total Investments, at value	$627,459	$—	$—	$—	$—	$—	$—	$—	$627,459

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 3.9%
		Financials: 3.9%
$4,500,000	S	Huntington National Bank, 0.697%, due 06/01/12	$4,543,565
		Total Corporate Bonds/Notes
		(Cost $4,538,163)	4,543,565
U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.2%
		Federal Home Loan Bank: 8.0%
3,500,000	S	0.497%, due 10/13/11	3,501,462
5,900,000	S	1.875%, due 11/19/12	5,912,160
			9,413,622
		Federal Home Loan Mortgage Corporation##: 1.1%
1,081,831	S	5.000%, due 11/01/16-11/01/18	1,154,697
97,799	S	5.500%, due 01/01/20	105,668
			1,260,365
		Federal National Mortgage Association##: 7.1%
2,400,000	S	3.000%, due 02/17/15	2,424,770
4,000,000	S	3.125%, due 01/21/15	4,029,148
1,660,694	S	5.000%, due 05/01/17-01/01/20	1,801,295
			8,255,213
		Total U.S. Government Agency Obligations
		(Cost $18,881,991)	18,929,200
U.S. TREASURY OBLIGATIONS: 2.9%
		U.S. Treasury Notes: 2.9%
1,500,000	S	0.625%, due 06/30/12	1,506,326
1,500,000	S	1.000%, due 03/31/12	1,515,054
200,000		1.250%, due 09/30/15	199,781
100,000	S	1.375%, due 02/15/13	102,024
100,000	S	4.375%, due 05/15/40	112,329
		Total U.S. Treasury Obligations
		(Cost $3,413,748)	3,435,514
		Total Long-Term Investments
		(Cost $26,833,902)	26,908,279

Shares		Value
SHORT-TERM INVESTMENTS: 55.4%
	Affiliated Mutual Fund: 34.0%
39,590,837	ING Institutional Prime Money Market Fund - Class I	$39,590,837
	Total Mutual Fund
	(Cost $39,590,837)	39,590,837

Principal Amount				Value
		U.S. Treasury Bills: 21.4%
$25,000,000		0.120%, due 12/16/10		$24,993,675
		Total U.S. Treasury Bills
		(Cost $24,993,675)		24,993,675
		Total Short-Term Investments
		(Cost $64,584,512)		64,584,512
		Total Investments in Securities
		(Cost $91,418,414)*	78.4%	$91,492,791
		Other Assets and Liabilities - Net	21.6	25,147,839
		Net Assets	100.0%	$116,640,630
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$4,543,565	$—	$4,543,565
U.S. Government Agency Obligations	—	18,929,200	—	18,929,200
U.S. Treasury Obligations	—	3,435,514	—	3,435,514
Short-Term Investments	39,590,837	24,993,675	—	64,584,512
Total Investments, at value	$39,590,837	$51,901,954	$—	$91,492,791
Other Financial Instruments+:
Futures	13,657	—	—	13,657
Swaps, at value	—	—	3,546,751	3,546,751
Total Assets	$39,604,494	$51,901,954	$3,546,751	$95,053,199

Liabilities Table
Other Financial Instruments+:
Futures	(154,389)	—	—	(154,389)
Total Liabilities	$(154,389)	$—	$—	$(154,389)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010

Other Financial Instruments+:
Swaps, at value	$—	$—	$273,980	$—	$(273,980)	$3,546,751	$—	$—	$3,546,751
Total Assets	$—	$—	$273,980	$—	$(273,980)	$3,546,751	$—	$—	$3,546,751

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $3,546,751.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on September 30, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	10	12/31/10	$2,194,844	$4,254
U.S. Treasury 10-Year Note	13	12/21/10	1,638,609	9,027
			$3,833,453	$13,281
Short Contracts
90-Day Eurodollar	15	12/13/10	$3,736,500	$(23,816)
90-Day Eurodollar	14	03/14/11	3,485,650	(53,618)
90-Day Eurodollar	5	06/13/11	1,243,938	(12,325)
90-Day Eurodollar	5	09/19/11	1,242,750	(15,762)
90-Day Eurodollar	5	12/19/11	1,241,250	(18,669)
90-Day Eurodollar	5	03/19/12	1,239,562	(20,887)
U.S. Treasury 5-Year Note	13	12/31/10	1,571,273	(9,312)
U.S. Treasury Long Bond	1	12/21/10	133,719	376
			$13,894,642	$(154,013)

CONSOLIDATED PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Goldman Sachs Commodity Strategy Portfolio Total Return Swap Agreements on Commodity Indices Outstanding on September 30, 2010:

						Unrealized
	Termination	Notional		Fair	Upfront Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)

Receive the price return on the Dow Jones-UBS Commodity Index, if positive. Pay 35 basis pts. and, if negative, the absolute value of the price return of the Dow Jones-UBS Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	01/20/2011	USD	67,731,332	$2,214,141	$—	$2,214,141

Receive the price return on the Dow Jones-UBS Commodity Index, if positive. Pay 42 basis pts. and, if negative, the absolute value of the price return of the Dow Jones-UBS Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	01/20/2011	USD	11,555,359	161,211	—	161,211

Receive the price return on the Dow Jones-UBS Commodity Index, if positive. Pay 40 basis pts. and, if negative, the absolute value of the price return of the Dow Jones-UBS Commodity Index. Counterparty: UBS Warburg LLC	08/09/2011	USD	11,073,439	756,348	—	756,348

Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 42 basis pts. and, if negative, the absolute value of the price return of the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	01/20/2011	USD	12,245,447	249,200	—	249,200

Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 42 basis pts. and, if negative, the absolute value of the price return of the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	01/20/2011	USD	12,165,390	165,851	—	165,851
				$3,546,751	$—	$3,546,751

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 93.0%
		Consumer Discretionary: 9.5%
1,102,398		Bharat Forge Ltd.	$8,879,024
507,865	@, L	Dish Network Corp.	9,730,693
57,100		Fast Retailing Co., Ltd.	8,043,403
289,185		Gap, Inc.	5,390,408
258,675		International Game Technology	3,737,854
46,289	S	Pantaloon Retail India Ltd.	386,060
825,336		Pantaloon Retail India Ltd.	8,878,365
176,075	@	Vail Resorts, Inc.	6,606,334
			51,652,141
		Consumer Staples: 5.1%
1,004,538		Marico Ltd.	2,849,399
96,904		Nestle India Ltd.	7,293,732
236,326		Nestle S.A.	12,597,934
728,349		Tesco PLC	4,858,512
			27,599,577
		Energy: 8.9%
461,385	@, L	Denbury Resources, Inc.	7,331,408
79,340		Halliburton Co.	2,623,774
442,591	@	Kinder Morgan Management, LLC	26,666,108
73,520	S	Peabody Energy Corp.	3,603,215
130,555	@	Plains All American Pipeline L.P.	8,213,215
			48,437,720
		Financials: 21.3%
1,230,720		Assured Guaranty Ltd.	21,057,621
297,971		Banco Bilbao Vizcaya Argentaria S.A.	4,088,536
903,280	@, L	CB Richard Ellis Group, Inc.	16,511,958
664,878	@	DB Realty Ltd.	6,036,242
3,196,000		Hang Lung Properties Ltd.	15,564,039
854,369		ICICI Bank Ltd.	21,077,930
88,640	S	ICICI Bank Ltd. ADR	4,418,704
406,717		Radian Group, Inc.	3,180,527
820,960	@, L	St Joe Co/The	20,417,275
395,778		Yes Bank Ltd.	3,086,535
			115,439,367
		Health Care: 12.1%
372,470		Bristol-Myers Squibb Co.	10,097,662
156,450	@, L	Express Scripts, Inc.	7,619,115
438,165	@	Forest Laboratories, Inc.	13,552,443
174,270		GlaxoSmithKline PLC	3,437,446
866,855	@, S, L	Mylan Laboratories	16,305,543
165,315	S	Perrigo Co.	10,616,529
80,280		Teva Pharmaceutical Industries Ltd. ADR	4,234,770
			65,863,508
		Industrials: 8.4%
239,260	@, L	Continental Airlines, Inc.	5,943,218
230,805	S	CSX Corp.	12,768,133
92,105		Norfolk Southern Corp.	5,481,169
253,375	L	Tata Motors Ltd. ADR	6,463,596
625,865	@, L	UAL Corp.	14,789,190
			45,445,306
		Information Technology: 7.7%
85		International Business Machines Corp.	11,402
443,305		Microsoft Corp.	10,856,539
1,468,220	@	Motorola, Inc.	12,523,917
985,930		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,997,330
798,595		Xerox Corp.	8,265,458
			41,654,646
		Materials: 12.0%
74,170	S, L	ArcelorMittal	2,446,127
899,880	@, L	Boise, Inc.	5,840,221
862,445		Jindal Steel & Power Ltd.	13,605,130
808,123		Jsw Steel Ltd.	23,956,791
305,590		Newmont Mining Corp.	19,194,108
			65,042,377
		Telecommunication Services: 4.7%
388,954		Freenet AG	4,578,875
14,762,362		Telecom Italia S.p.A.	20,680,126
			25,259,001
		Utilities: 3.3%
121,475		American Water Works Co., Inc.	2,826,723
1,931,223		NTPC Ltd.	9,327,168
2,321,866		Power Grid Corp. of India Ltd.	5,499,334
			17,653,225
		Total Common Stock
		(Cost $445,481,856)	504,046,868

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 4.5%
		Financials: 4.5%
182,760	@	Gramercy Capital Corp.		$254,036
196,066		Plum Creek Timber Co., Inc.		6,921,130
212,055	S	Potlatch Corp.		7,209,870
851,205		Prologis		10,027,195
		Total Real Estate Investment Trusts
		(Cost $22,219,939)		24,412,231
PURCHASED OPTIONS: 0.2%
		Purchased Option: 0.2%
14,373	@	Ford Motor Co. Strike @ 13.00 - Exp 12/18/10		747,396
		Total Purchased Options
		(Cost $850,671)		747,396
		Total Long-Term Investments
		(Cost $468,552,466)		529,206,495

Principal Amount				Value
SHORT-TERM INVESTMENTS: 13.8%
		U.S. Government Agency Obligations: 3.1%
$16,800,000	Z	Federal Home Loan Bank, 0.010%, due 10/01/10		$16,799,995
		Total U.S. Government Agency Obligations
		(Cost $16,799,995)		16,799,995

Shares				Value
		Securities Lending Collateral(cc): 10.7%
56,878,277		BNY Mellon Overnight Government Fund (1)		$56,878,277
1,618,796	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,295,037
		Total Securities Lending Collateral
		(Cost $58,497,073)		58,173,314
		Total Short-Term Investments
		(Cost $75,297,068)		74,973,309
		Total Investments in Securities
		(Cost $543,849,534)*	111.5%	$604,179,804
		Other Assets and Liabilities - Net	(11.5)	(62,194,846)
		Net Assets	100.0%	$541,984,958

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $570,688,664.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$79,061,398
		Gross Unrealized Depreciation		(45,570,258)
		Net Unrealized Appreciation		$33,491,140

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$504,046,868	$—	$—	$504,046,868
Real Estate Investment Trusts	24,412,231	—	—	24,412,231
Positions In Purchased Options	747,396	—	—	747,396
Short-Term Investments	56,878,277	16,799,995	1,295,037	74,973,309
Total Investments, at value	$586,084,772	$16,799,995	$1,295,037	$604,179,804
Other Financial Instruments+:
Forward foreign currency contracts	—	37,929	—	37,929
Total Assets	$586,084,772	$16,837,924	$1,295,037	$604,217,733

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(11,244)	$—	$(11,244)
Written options	(798,774)	—	—	(798,774)
Total Liabilities	$(798,774)	$(11,244)	$—	$(810,018)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	1,295,037	—	—	—	—	—	—	—	1,295,037
Total Investments, at value	$1,295,037	$—	$—	$—	$—	$—	$—	$—	$1,295,037

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING Janus Contrarian Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound
GBP1,270,000	SELL	10/7/10	$2,023,758	$1,994,934	$28,824

British Pound
GBP800,000	SELL	11/18/10	1,245,008	1,256,252	(11,244)

British Pound
GBP900,000	SELL	11/10/10	1,422,477	1,413,372	9,105
					$26,685

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Janus Contrarian Portfolio Written Options Open on September 30, 2010:

Exchange-Traded  Options

	Exercise	Expiration	# of	Premium
Description/Name of Issuer	Price	Date	Contracts	Received	Value

CALLS
ICICI Bank Ltd.	44.00	10/16/10	310	$38,731	$(182,900)
CSX Corp.	57.50	10/16/10	465	44,639	(29,295)
Perrigo Co.	70.00	10/16/10	558	29,573	(11,160)
Potlatch Corp.	40.00	11/20/10	564	43,991	(9,024)
Peabody Energy Corp.	50.00	10/16/10	735	71,588	(71,295)
Mylan, Inc.	18.00	10/16/10	1,790	68,663	(161,100)

PUTS
Perrigo Co.	65.00	10/16/10	610	65,879	(146,400)
Gap, Inc.	19.00	10/16/10	2,800	196,445	(187,600)

				$559,509	$(798,774)

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Equity contracts	(798,774)
Foreign exchange contracts	26,685
Total	$(772,089)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Belgium: 1.0%
168,000		Oriflame Cosmetics S.A.	$10,813,891
			10,813,891
		Brazil: 14.5%
1,155,033		All America Latina Logistica S.A.	11,782,429
150,847		Cia de Bebidas das Americas ADR	18,671,842
1,419,900		Companhia Brasileira de Meios de Pagamento	12,252,092
1,795,800	@	OGX Petroleo e Gas Participacoes S.A.	23,370,872
1,246,687	L	Petroleo Brasileiro S.A. ADR	40,916,267
1,614,381		Vale S.A. ADR	44,799,073
			151,792,575
		Chile: 1.6%
172,701		Banco Santander Chile S.A. ADR	16,674,282
			16,674,282
		China: 12.2%
4,388,000	L	Anhui Conch Cement Co., Ltd.	19,910,516
5,585,000		China Construction Bank	4,881,286
11,794,537		China Merchants Bank Co., Ltd.	30,253,692
2,200,000		China National Building Material Co., Ltd.	5,139,489
139,611	@	New Oriental Education & Technology Group ADR	13,623,241
2,380,000		Ping An Insurance Group Co. of China Ltd.	24,163,133
484,000		Tencent Holdings Ltd.	10,541,879
2,406,000		Tsingtao Brewery Co., Ltd.	13,864,461
2,389,000		Wumart Stores, Inc.	5,691,273
			128,068,970
		Egypt: 1.3%
227,538		Orascom Construction Industries	9,998,295
4,357,021		Orascom Telecom Holding S.A.E	3,863,634
			13,861,929
		Hong Kong: 9.9%
1,763,500		China Mobile Ltd.	18,040,474
3,506,000	L	China Resources Enterprise	15,842,128
11,430,000		CNOOC Ltd.	22,185,123
1,622,429		Esprit Holdings Ltd.	8,787,490
2,530,000		Hang Lung Properties Ltd.	12,320,719
4,648,000		Li & Fung Ltd.	26,037,343
			103,213,277
		Hungary: 1.0%
378,623	@, L	OTP Bank Nyrt	9,852,353
			9,852,353
		India: 14.2%
503,406		ACC Ltd.	11,079,020
2,691,022		Bharti Airtel Ltd.	21,897,181
1,488,884		Gujarat Ambuja Cements Ltd.	4,655,360
208,398		HDFC Bank Ltd. ADR	38,422,339
487,500		Housing Development Finance Corp.	7,943,972
455,084		Infosys Technologies Ltd. ADR	30,631,704
673,500		Jindal Steel & Power Ltd.	10,624,510
570,335		Reliance Capital Ltd.	9,878,020
1		Tata Motors Ltd. ADR	26
381,300		United Spirits Ltd.	13,321,202
			148,453,334
		Indonesia: 3.2%
11,534,500		Bank Rakyat Indonesia	12,915,114
2,660,500		PT Astra International Tbk	16,883,460
2,157,000		Unilever Indonesia Tbk PT	4,071,485
			33,870,059
		Italy: 1.3%
346,207	L	Tenaris S.A. ADR	13,301,273
			13,301,273
		Malaysia: 0.6%
396,100		British American Tobacco Malaysia Bhd	6,216,436
			6,216,436
		Mexico: 4.6%
215,128		America Movil S.A.B de CV ADR	11,472,776
411,820	@	Cemex S.A. de CV ADR	3,500,470
1		Grupo Aeroportuario del Sureste S.A. de CV ADR	47
3,727,464	@	Grupo Financiero Banorte S.A. de CV	14,138,845
7,704,340	@, L	Wal-Mart de Mexico S.A. de CV	19,380,603
			48,492,741
		Russia: 4.1%
480,500		Magnit OAO GDR	12,106,321
290,900	#	Magnit OJSC GDR	6,806,766

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Russia (continued)
8,408,806		Sberbank of Russian Federation		$23,586,701
				42,499,788
		South Africa: 8.2%
2,838,779		African Bank Investments Ltd.		14,575,392
2,461,270		FirstRand Ltd.		7,557,412
754,928		Impala Platinum Holdings Ltd.		19,445,684
873,657		Massmart Holdings Ltd.		18,501,879
1,063,499		MTN Group Ltd.		19,207,202
1,263,761		RMB Holdings Ltd.		6,871,910
				86,159,479
		South Korea: 10.2%
107,992		Hyundai Mobis		24,341,196
111,797		Hyundai Motor Co.		15,005,986
237,243		KT&G Corp.		14,133,366
27,917		Posco		12,690,289
38,411		Samsung Electronics Co., Ltd.		26,158,250
27,867		Shinsegae Co., Ltd.		14,709,826
				107,038,913
		Taiwan: 5.1%
1		Chinatrust Financial Holding Co., Ltd.		1
6,232,360		HON HAI Precision Industry Co., Ltd.		23,373,801
2,483,223		Taiwan Semiconductor Manufacturing Co., Ltd.		4,914,300
2,442,162		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		24,763,523
				53,051,625
		Turkey: 3.2%
1		Migros Ticaret A.S		19
5,736,127		Turkiye Garanti Bankasi A/S		33,236,442
				33,236,461
		United States: 1.2%
315,961	@	NII Holdings, Inc.		12,985,997
				12,985,997
		Total Common Stock
		(Cost $740,458,697)		1,019,583,383
PREFERRED STOCK: 2.3%
		Brazil: 2.3%
1,042,023		Itau Unibanco Holding S.A.		24,775,760
		Total Preferred Stock
		(Cost $14,594,475)		24,775,760
		Total Long-Term Investments
		(Cost $755,053,172)		1,044,359,143
SHORT-TERM INVESTMENTS: 5.4%
		Securities Lending Collateral(cc): 5.4%
53,401,054		BNY Mellon Overnight Government Fund (1)		53,401,054
3,197,563	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		2,558,050
		Total Short-Term Investments
		(Cost $56,598,617)		55,959,104
		Total Investments in Securities
		(Cost $811,651,789)*	105.1%	$1,100,318,247
		Other Assets and Liabilities - Net	(5.1)	(53,192,170)
		Net Assets	100.0%	$1,047,126,077

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $824,220,112.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$298,070,117
		Gross Unrealized Depreciation		(21,971,982)
		Net Unrealized Appreciation		$276,098,135

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	10.0%
Consumer Staples	16.6
Energy	9.5
Financials	27.8
Industrials	2.1
Information Technology	12.7
Materials	12.6
Telecommunication Services	8.4
Short-Term Investments	5.4
Other Assets and Liabilities - Net	(5.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Belgium	$10,813,891	$—	$—	$10,813,891
Brazil	151,792,575	—	—	151,792,575
Chile	16,674,282	—	—	16,674,282
China	103,905,837	24,163,133	—	128,068,970
Egypt	13,861,929	—	—	13,861,929
Hong Kong	103,213,277	—	—	103,213,277
Hungary	9,852,353	—	—	9,852,353
India	148,453,334	—	—	148,453,334
Indonesia	33,870,059	—	—	33,870,059
Italy	13,301,273	—	—	13,301,273
Malaysia	6,216,436	—	—	6,216,436
Mexico	48,492,741	—	—	48,492,741
Russia	42,499,788	—	—	42,499,788
South Africa	86,159,479	—	—	86,159,479
South Korea	107,038,913	—	—	107,038,913
Taiwan	53,051,625	—	—	53,051,625
Turkey	33,236,461	—	—	33,236,461
United States	12,985,997	—	—	12,985,997
Total Common Stock	995,420,250	24,163,133	—	1,019,583,383
Preferred Stock	24,775,760	—	—	24,775,760
Short-Term Investments	53,401,054	—	2,558,050	55,959,104
Total Investments, at value	$1,073,597,064	$24,163,133	$2,558,050	$1,100,318,247

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	2,558,050	—	—	—	—	—	—	—	2,558,050
Total Investments, at value	$2,558,050	$—	$—	$—	$—	$—	$—	$—	$2,558,050

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 135.9%
		Consumer Discretionary: 24.8%
25,150	@	Aeropostale, Inc.	$584,738
31,750	@, L	AH Belo Corp.	224,473
48,400		American Greetings Corp.	899,756
70,200	@	Asbury Automotive Group, Inc.	987,714
67,000	@	Belo Corp.	415,400
49,800	L	Big 5 Sporting Goods Corp.	668,316
85,740		Brinker International, Inc.	1,617,056
18,300		Brown Shoe Co., Inc.	209,901
85,080	L	Brunswick Corp.	1,294,918
56,600	@, L	Cabela’s, Inc.	1,074,268
102,400		Casual Male Retail Group, Inc.	417,792
15,600	@	CEC Entertainment, Inc.	535,548
127,200		Chico’s FAS, Inc.	1,338,144
82,950	L	Cinemark Holdings, Inc.	1,335,495
48,200	@	Collective Brands, Inc.	777,948
72,400		Cooper Tire & Rubber Co.	1,421,212
10,400	@	Corinthian Colleges, Inc.	73,008
45,300		Cracker Barrel Old Country Store	2,299,428
348	L	CSS Industries, Inc.	6,017
39,800	@	Deckers Outdoor Corp.	1,988,408
18,200	@	Destination Maternity Corp.	599,166
72,070	@	Dick’s Sporting Goods, Inc.	2,020,843
50,600		Dillard’s, Inc.	1,196,184
55,000	@, L	DineEquity, Inc.	2,473,900
108,000	@	Domino’s Pizza, Inc.	1,427,760
16,623	@	Drew Industries, Inc.	346,756
37,200	@	Entercom Communications Corp.	292,392
21,600	@, L	Express, Inc.	328,536
57,400		Finish Line	798,434
38,000	@, L	G-III Apparel Group Ltd.	1,192,440
21,800	@	Gymboree Corp.	905,572
23,000	@	Helen of Troy Ltd.	581,670
19,400		Hooker Furniture Corp.	225,622
50,600	@	HSN, Inc.	1,512,940
122,910	@	Iconix Brand Group, Inc.	2,150,925
8,600	@, L	Isle of Capri Casinos, Inc.	61,576
24,500	@	J Crew Group, Inc.	823,690
62,600	@, L	Jakks Pacific, Inc.	1,104,264
147,492		Jarden Corp.	4,591,415
92,800		Jones Apparel Group, Inc.	1,822,592
39,900	@	JoS. A Bank Clothiers, Inc.	1,700,139
139,600	@	Journal Communications, Inc.	629,596
46,800	@, L	Kirkland’s, Inc.	648,648
13,200	@	Knology, Inc.	177,276
16,000	@	Libbey, Inc.	210,720
20,850	@, L	Life Time Fitness, Inc.	822,950
22,800	@	Lifetime Brands, Inc.	344,278
109,750	@	Lin TV Corp.	487,290
6,400	@	Lincoln Educational Services Corp.	92,224
14,800	L	Lithia Motors, Inc.	141,932
105,000	@, S	Maidenform Brands, Inc.	3,029,250
138,800	@, L	Mediacom Communications Corp.	917,468
99,500	@, L	Monarch Casino & Resort, Inc.	1,115,395
35,101	@, L	Morningstar, Inc.	1,564,031
67,560		Nutri/System, Inc.	1,299,854
58,750	@	OfficeMax, Inc.	769,038
59,000		Oxford Industries, Inc.	1,403,020
114,290	@, L	Papa John’s International, Inc.	3,014,970
81,280	@, L	Penn National Gaming, Inc.	2,406,701
94,200	@	Perry Ellis International, Inc.	2,058,270
72,223	L	PetMed Express, Inc.	1,263,903
62,650		Pool Corp.	1,257,386
31,200	@	RC2 Corp.	653,640
80,800		Rent-A-Center, Inc.	1,808,304
95,200	@	Ruby Tuesday, Inc.	1,130,024
122,616	@, L	Ruth’s Chris Steak House	491,690
73,746	@, L	Saks, Inc.	634,216
130,180	@	Shuffle Master, Inc.	1,094,814
126,200	@, L	Sinclair Broadcast Group, Inc.	885,924
151,600	@, L	Smith & Wesson Holding Corp.	539,696
48,600	@, L	Sonic Automotive, Inc.	477,738
36,600	L	Spartan Motors, Inc.	169,824
62,200		Standard Motor Products, Inc.	654,966
17,000	@	Steven Madden Ltd.	698,020
11,600	L	Sturm Ruger & Co., Inc.	158,224
77,800	@, S, L	Tempur-Pedic International, Inc.	2,411,800

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
10,800	@, L	Tesla Motors, Inc.	$218,808
55,600	@	Valassis Communications, Inc.	1,884,284
34,400	@	Vitamin Shoppe, Inc.	944,280
58,970		Williams-Sonoma, Inc.	1,869,349
			84,706,157
		Consumer Staples: 4.3%
40,200		Andersons, Inc.	1,523,580
120,270		B&G Foods, Inc.	1,313,348
16,600	@	Cellu Tissue Holdings, Inc.	198,038
94,000	@	Central Garden & Pet Co.	973,840
128,800	@, S	Chiquita Brands International, Inc.	1,705,312
180,610	@, L	Dole Food Co., Inc.	1,652,582
53,580	@	Hansen Natural Corp.	2,497,900
34,690		J&J Snack Foods Corp.	1,454,552
6,800		Nash Finch Co.	289,272
17,600	@, L	Pantry, Inc.	424,336
45,000	@	Prestige Brands Holdings, Inc.	445,050
130,232	@	Reddy Ice Holdings, Inc.	296,929
52,600	L	Spartan Stores, Inc.	762,700
12,300	@	Spectrum Brands Holdings, Inc.	334,348
7,000	@	TreeHouse Foods, Inc.	322,700
55,468	@, L	Winn-Dixie Stores, Inc.	395,487
			14,589,974
		Energy: 7.3%
3,600		Apco Oil and Gas International, Inc.	124,596
75,935	@, L	Approach Resources, Inc.	848,953
47,800	@, L	Cal Dive International, Inc.	261,466
103,200	@	Callon Petroleum Co.	510,840
12,400		Cimarex Energy Co.	820,632
28,400	@, L	Clayton Williams Energy, Inc.	1,436,756
135,800	L	EXCO Resources, Inc.	2,019,346
89,833	@, L	Exterran Holdings, Inc.	2,040,107
4,000	@	FX Energy, Inc.	16,560
15,800	@	Georesources, Inc.	251,220
16,400	@	Global Geophysical Services, Inc.	119,556
57,200	@	Gulfmark Offshore, Inc.	1,757,184
107,600	@	Gulfport Energy Corp.	1,489,184
51,200	@, L	ION Geophysical Corp.	263,168
32,000	@	Knightsbridge Tankers Ltd.	604,800
20,200		Lufkin Industries, Inc.	886,780
12,200	@	Matrix Service Co.	106,750
90,400	@	McMoRan Exploration Co.	1,555,784
53,600	@	Newpark Resources	450,240
4,400	@	OYO Geospace Corp.	254,672
39,400	@, L	Parker Drilling Co.	171,390
109,220		Patterson-UTI Energy, Inc.	1,865,478
44,400	@	Petroquest Energy, Inc.	270,396
98,290	@, L	Resolute Energy Corp.	1,087,087
18,200		RPC, Inc.	385,112
12,200	@, L	T-3 Energy Services, Inc.	319,030
50,390		Tidewater, Inc.	2,257,976
67,200	@	Vaalco Energy, Inc.	385,728
27,000		W&T Offshore, Inc.	286,200
75,800	@, L	Warren Resources, Inc.	300,926
63,400		World Fuel Services Corp.	1,649,034
			24,796,951
		Financials: 23.2%
28,000	@	1st United Bancorp, Inc.	180,040
22,800		Advance America Cash Advance Centers, Inc.	91,884
2,000		Alliance Financial Corp.	60,460
252,800	S, L	American Equity Investment Life Holding Co.	2,588,672
17,666		American Physicians Capital, Inc.	732,432
8,600	@	American Safety Insurance Holdings Ltd.	140,524
44,200		Aspen Insurance Holdings Ltd.	1,338,376
141,440		Associated Banc-Corp.	1,865,594
21,400		Banco Latinoamericano de Exportaciones S.A.	309,230
167,100	L	BGC Partners, Inc.	997,587
116,305		Calamos Asset Management, Inc.	1,337,508
87,200	S	Cash America International, Inc.	3,052,000
46,800		Cathay General Bancorp.	556,452
4,300		Citizens & Northern Corp.	55,912
22,600	L	City Holding Co.	693,142
31,400	L	Community Bank System, Inc.	722,514
9,340		Community Trust Bancorp., Inc.	253,021
5,550	L	Compass Diversified Trust	89,688
4,318	@	CompuCredit Holdings Corp.	20,813
29,000		CVB Financial Corp.	217,790
46,400	L	Delphi Financial Group	1,159,536
19,000	L	Dime Community Bancshares	263,150
75,056	@, L	Dollar Financial Corp.	1,566,419
22,600	L	East-West Bancorp., Inc.	367,928
85,434	@, L	eHealth, Inc.	1,103,807
39,600	@	Encore Capital Group, Inc.	713,592

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
55,667	L	Epoch Holding Corp.	$716,991
8,800		Financial Institutions, Inc.	155,408
10,400		First Bancorp.	141,648
410,600	L	First Commonwealth Financial Corp.	2,237,770
34,400		First Community Bancshares, Inc.	443,760
203,152		First Financial Bancorp.	3,388,575
22,400		First Interstate Bancsystem, Inc.	301,504
26,400		First Merchants Corp.	201,432
191,504		First Niagara Financial Group, Inc.	2,231,022
5,787		First of Long Island Corp.	144,559
4,210	@	FirstService Corp.	101,563
37,800		Flagstone Reinsurance Holdings S.A.	401,058
87,800	L	FNB Corp.	751,568
57,300		Glacier Bancorp., Inc.	836,580
20,200		Gladstone Capital Corp.	227,654
4,200	@	Green Dot Corp.	203,616
20,900		Greenhill & Co., Inc.	1,657,788
9,200	@, L	Hallmark Financial Services, Inc.	80,408
160,510	@	HFF, Inc.	1,489,533
10,400		Horace Mann Educators Corp.	184,912
8,540		Hudson Valley Holding Corp.	166,701
27,600		Huntington Bancshares, Inc.	156,492
90,444		IBERIABANK Corp.	4,520,391
22,660		International Bancshares Corp.	382,727
41,860		JMP Group, Inc.	255,346
78,906		KBW, Inc.	2,019,994
69,600	@	Knight Capital Group, Inc.	862,344
13,800	L	Lakeland Bancorp, Inc.	116,334
12,400		Lakeland Financial Corp.	231,384
15,600		MainSource Financial Group, Inc.	119,184
8,000	@	Marlin Business Services Corp.	96,000
80,400		MCG Capital Corp.	469,536
67,000		Meadowbrook Insurance Group, Inc.	600,990
1,200		Merchants Bancshares, Inc.	29,928
165,000	@	MPG Office Trust, Inc.	412,500
79,800	@, L	Nara Bancorp., Inc.	563,388
5,600	L	National Bankshares, Inc.	144,480
83,200	@	National Financial Partners Corp.	1,054,144
12,400	L	NBT Bancorp., Inc.	273,668
45,000		Nelnet, Inc.	1,029,600
17,600	L	OceanFirst Financial Corp.	215,952
121,800	@	Ocwen Financial Corp.	1,235,052
6,200		Oppenheimer Holdings, Inc.	173,290
172,490	@	OptionsXpress Holdings, Inc.	2,649,446
6,000	L	Park National Corp.	384,240
42,800	@, L	Penson Worldwide, Inc.	212,716
12,600		Peoples Bancorp., Inc.	155,862
82,600	@, L	PHH Corp.	1,739,556
15,600		Platinum Underwriters Holdings Ltd.	678,912
99,000	@	PMA Capital Corp.	746,460
15,200	@, L	Portfolio Recovery Associates, Inc.	982,680
72,730	@, L	ProAssurance Corp.	4,188,521
37,060	S	Prospect Capital Corp.	359,853
14,400		Prosperity Bancshares, Inc.	467,568
14,600		Pzena Investment Management, Inc.	100,302
63,800		Radian Group, Inc.	498,916
4,000	L	Renasant Corp.	60,840
9,914	L	Republic Bancorp., Inc.	209,483
23,170		RLI Corp.	1,311,885
17,000		Safety Insurance Group, Inc.	714,340
31,800		Selective Insurance Group	518,022
10,600	L	Sierra Bancorp.	130,910
13,302	L	Southside Bancshares, Inc.	251,275
18,200	L	Southwest Bancorp., Inc.	236,054
94,500	L	Sterling Bancshares, Inc.	507,465
82,000		Susquehanna Bancshares, Inc.	692,080
13,000	@	SVB Financial Group	550,160
28,000		SWS Group, Inc.	200,760
39,600	L	Trustco Bank Corp.	220,176
213,280		Umpqua Holdings Corp.	2,418,595
16,000		WesBanco, Inc.	261,440
7,800	@, L	West Bancorporation, Inc.	49,140
31,800		Westamerica Bancorp.	1,732,782
156,833	@, L	Western Alliance Bancorp.	1,050,781
61,800	@, S, L	World Acceptance, Corp.	2,729,088
16,550		WSFS Financial Corp.	620,791
			79,135,944
		Health Care: 16.2%
22,800	@	Acorda Therapeutics, Inc.	752,856
33,200	@	Affymax, Inc.	197,540
69,000	@	Allied Healthcare International, Inc.	172,500
78,800	@	American Medical Systems Holdings, Inc.	1,542,904
131,800	@	Anadys Pharmaceuticals, Inc.	305,776

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
33,600	@, L	Ardea Biosciences, Inc.	$772,800
145,400	@, L	Ariad Pharmaceuticals, Inc.	555,428
58,650	@, L	BioCryst Pharmaceuticals, Inc.	289,731
62,600	@, L	Biodel, Inc.	331,780
68,002	@, L	Cadence Pharmaceuticals, Inc.	567,817
83,800	L	Cantel Medical Corp.	1,357,560
17,800	@	Cardiome Pharma Corp.	108,580
28,956	@	Catalyst Health Solutions, Inc.	1,019,669
55,400	@	Centene Corp.	1,306,886
71,000	@, L	Chelsea Therapeutics International, Inc.	363,520
175,000	@	Continucare Corp.	735,000
112,150	@, L	Coventry Health Care, Inc.	2,414,590
91,590	@, L	Cumberland Pharmaceuticals, Inc.	532,138
106,200	@, L	Cytokinetics, Inc.	280,368
29,000	@	DynaVox, Inc.	235,480
13,200	@, L	Emergency Medical Services Corp.	702,900
35,000	@	Enzo Biochem, Inc.	133,000
31,000	@	eResearch Technology, Inc.	231,880
127,200	@	Five Star Quality Care, Inc.	642,360
39,000	@	GenMark Diagnostics, Inc.	131,040
39,200	@	Genoptix, Inc.	556,640
52,400	@	Gentiva Health Services, Inc.	1,144,940
21,200	@	Greatbatch, Inc.	491,628
46,600	@	Hanger Orthopedic Group, Inc.	677,564
47,000	@, L	Healthsouth Corp.	902,400
88,400	@	Healthspring, Inc.	2,284,256
13,600	@, L	HeartWare International, Inc.	935,136
146,600	@, L	Idenix Pharmaceuticals, Inc.	454,460
30,570	@, L	Idexx Laboratories, Inc.	1,886,780
63,600	@	Immucor, Inc.	1,261,188
57,400	@, L	Immunomedics, Inc.	184,828
51,400	@	Impax Laboratories, Inc.	1,017,720
63,000	@, L	Incyte Corp.	1,007,370
14,000	@	Integra LifeSciences Holdings Corp.	552,440
30,600	@, L	Ironwood Pharmaceuticals, Inc.	311,508
67,200	@, L	Kendle International, Inc.	626,304
88,000	@	MannKind Corp.	594,880
31,400	@, L	MAP Pharmaceuticals, Inc.	480,420
36,600	@	Medivation, Inc.	475,800
54,800	@, L	MELA Sciences, Inc.	357,296
164,000	@	Metropolitan Health Networks, Inc.	623,200
43,230	@, L	MWI Veterinary Supply, Inc.	2,495,236
86,610	@, L	Myriad Genetics, Inc.	1,421,270
105,000	@	NPS Pharmaceuticals, Inc.	718,200
106,020	@, L	Omnicell, Inc.	1,386,742
80,400	@, L	Orexigen Therapeutics, Inc.	476,772
23,000	@	Orthofix International NV	722,660
47,500		Owens & Minor, Inc.	1,351,850
27,800	@	Par Pharmaceutical Cos., Inc.	808,424
28,400	@, L	Pharmasset, Inc.	837,800
24,000	@	Providence Service Corp.	393,360
118,980	@	PSS World Medical, Inc.	2,543,792
18,400	@	Psychiatric Solutions, Inc.	617,320
43,000	@, L	RehabCare Group, Inc.	869,460
27,200	@	Salix Pharmaceuticals Ltd.	1,080,384
64,400	@	Savient Pharmaceuticals, Inc.	1,472,828
21,200	@	Sirona Dental Systems, Inc.	764,048
54,800		Steris Corp.	1,820,456
40,600	@	Tengion, Inc.	128,296
18,000	@	Thoratec Corp.	665,640
62,200	@	Triple-S Management Corp.	1,048,070
9,600	@	US Physical Therapy, Inc.	160,512
82,200	@, L	Vivus, Inc.	549,918
7,800	@, L	WellCare Health Plans, Inc.	225,888
24,600	@, L	Xenoport, Inc.	174,906
			55,244,693
		Industrials: 23.0%
271,570	@	ACCO Brands Corp.	1,561,528
37,000		Acuity Brands, Inc.	1,636,880
56,600	@	Aircastle Ltd.	479,968
8,800	@	Alaska Air Group, Inc.	449,064
4,153	@	Altra Holdings, Inc.	61,174
12,800		AO Smith Corp.	740,992
91,750	S	Applied Industrial Technologies, Inc.	2,807,550
32,200	@	ATC Technology Corp.	796,628
49,450	@, S	Atlas Air Worldwide Holdings, Inc.	2,487,335
34,400		Barnes Group, Inc.	605,096
19,400	@	Beacon Roofing Supply, Inc.	282,658
170,800	@	Cenveo, Inc.	859,124
13,000	@	Ceradyne, Inc.	303,550
9,600	@, L	Chart Industries, Inc.	195,456
37,600		CIRCOR International, Inc.	1,188,160
42,400	@, L	Columbus McKinnon Corp.	703,416

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
166,550	L	Comfort Systems USA, Inc.	$1,787,082
37,760	@	CoStar Group, Inc.	1,839,290
7,600		Curtiss-Wright Corp.	230,280
135,400	S, L	Deluxe Corp.	2,590,202
8,600	@	Dollar Thrifty Automotive Group	431,204
104,300		Douglas Dynamics, Inc.	1,288,105
65,800	@, L	EMCOR Group, Inc.	1,618,022
42,800	@, L	EnerSys	1,068,716
18,200		Ennis, Inc.	325,598
74,200	@, S	EnPro Industries, Inc.	2,320,976
33,200	@	Esterline Technologies Corp.	1,900,036
104,000	@, L	Force Protection, Inc.	524,160
39,847	L	Forward Air Corp.	1,036,022
257,200	@	Gencorp, Inc.	1,265,424
6,450	@	Gibraltar Industries, Inc.	57,921
11,600	@	GP Strategies Corp.	105,444
173,000	@	GrafTech International Ltd.	2,703,990
292,000	@, L	Hawaiian Holdings, Inc.	1,749,080
9,700	L	Heico Corp.	442,708
179,667		Herman Miller, Inc.	3,535,847
5,200		HNI, Corp.	149,552
166,600	L	Horizon Lines, Inc.	699,720
32,000	@	HUB Group, Inc.	936,320
31,400		Insteel Industries, Inc.	281,972
24,000	@, L	Interline Brands, Inc.	432,960
125,330	@	KAR Holdings, Inc.	1,580,411
61,810		Kaydon Corp.	2,140,394
70,400		Knoll, Inc.	1,091,904
18,570		Landstar System, Inc.	717,173
12,000	@, L	LMI Aerospace, Inc.	191,040
45,200	@, L	Mastec, Inc.	466,464
26,400	@, L	Metalico, Inc.	101,112
3,400	@	Michael Baker Corp.	112,064
8,200	@	Middleby Corp.	519,798
78,830	@, L	NCI Building Systems, Inc.	751,250
13,000	@	Polypore International, Inc.	392,080
47,200	@	Quality Distribution, Inc.	300,664
33,100		Quanex Building Products Corp.	571,637
65,441	@	RBC Bearings, Inc.	2,223,685
52,600	S	Regal-Beloit Corp.	3,087,094
96,400	@	Republic Airways Holdings, Inc.	798,192
32,200		Skywest, Inc.	449,512
52,600		Standard Register Co.	153,592
5,600		Standex International Corp.	135,464
49,630	@	Terex Corp.	1,137,520
49,460	@, L	TransDigm Group, Inc.	3,068,993
5,000	@, L	Trex Co., Inc.	95,350
24,600	@, L	Trimas Corp.	365,310
38,850	S	Triumph Group, Inc.	2,897,822
63,600	@	Tutor Perini Corp.	1,277,724
62,800	@	UAL Corp.	1,483,964
14,600		Unifirst Corp.	644,590
12,000	@	United Stationers, Inc.	642,120
58,200	S	Wabtec Corp.	2,781,378
90,070	@	Waste Connections, Inc.	3,572,176
6,800	L	Watts Water Technologies, Inc.	231,540
			78,461,227
		Information Technology: 21.6%
43,046	@	Actuate Corp.	221,687
24,600	@, S	ADC Telecommunications, Inc.	311,682
18,800	@	Alpha & Omega Semiconductor Ltd.	213,568
145,800	@, L	Amkor Technology, Inc.	957,906
14,200	@	Ancestry.com, Inc.	323,192
41,740	@	Anixter International, Inc.	2,253,543
12,400	@	Applied Micro Circuits Corp.	124,000
25,950	@	Archipelago Learning, Inc.	310,622
12,800	@	Ariba, Inc.	241,920
126,640	@, L	Arris Group, Inc.	1,237,273
14,400	@, L	Art Technology Group, Inc.	59,472
148,400	@	Aspen Technology, Inc.	1,538,908
19,900	@	Benchmark Electronics, Inc.	326,360
37,800		Black Box Corp.	1,211,868
45,950	@, L	Blackboard, Inc.	1,656,038
16,000	@, L	Blue Coat Systems, Inc.	384,960
52,800	@, L	Brightpoint, Inc.	369,072
51,600	@	BroadSoft, Inc.	446,856
21,600	@	CACI International, Inc.	977,616
14,800	@	Checkpoint Systems, Inc.	301,180
99,400	@, L	Ciber, Inc.	299,194
125,400	@, S, L	Cirrus Logic, Inc.	2,237,136
21,400	@	Comtech Telecommunications	585,290
20,400	@	CSG Systems International	371,892
24,400		DDi Corp.	225,456

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
195,136	@, L	Deltek, Inc.	$1,563,039
67,970	@, L	DemandTec, Inc.	639,598
286,461	@, L	Dice Holdings, Inc.	2,429,189
41,600		Earthlink, Inc.	378,144
15,800	@, L	Ebix, Inc.	370,510
83,460	@, L	Entegris, Inc.	389,758
28,200	@	Epicor Software Corp.	245,340
50	@	FEI Co.	979
21,400	@	Gartner, Inc.	630,016
31,800	@, L	GT Solar International, Inc.	266,166
8,400		iGate Corp.	152,376
19,600	@	Imation Corp.	182,868
28,200	@	Insight Enterprises, Inc.	441,048
33,200	@	Integrated Silicon Solution, Inc.	285,852
23,150	@	InterDigital, Inc.	685,472
31,400	@	IntraLinks Holdings, Inc.	530,974
139,976	@, S	JDA Software Group, Inc.	3,549,791
18,400		Keithley Instruments, Inc.	395,784
59,400	@	Kulicke & Soffa Industries, Inc.	367,686
72,500	@	Lattice Semiconductor Corp.	344,375
53,600	@	Lawson Software, Inc.	453,992
34,400	@	Lionbridge Technologies	147,920
23,236	@, L	Liquidity Services, Inc.	372,008
86,800	@	Magma Design Automation, Inc.	321,160
12,400	@	Mantech International Corp.	491,040
5,800		MAXIMUS, Inc.	357,164
7,000	@, L	Measurement Specialties, Inc.	129,360
24,200	@, L	Meru Networks, Inc.	417,208
45,800		Micrel, Inc.	451,588
50,600	@, L	Micros Systems, Inc.	2,141,898
44,400	@, L	MIPS Technologies, Inc.	432,012
15,800	@	MKS Instruments, Inc.	284,084
97,395	@, L	Monotype Imaging Holdings, Inc.	891,164
18,000	@	Netgear, Inc.	486,180
20,200	@	Netscout Systems, Inc.	414,302
63,697	@, L	NetSuite, Inc.	1,501,338
51,110	@	Nuance Communications, Inc.	799,360
12,800	@	Oplink Communications, Inc.	253,952
60,520	@	Parametric Technology Corp.	1,182,561
28,400	@, L	Photronics, Inc.	150,236
26,600		Plantronics, Inc.	898,548
25,200	@	Plexus Corp.	739,620
165,000	@	PMC - Sierra, Inc.	1,214,400
23,600	@	Polycom, Inc.	643,808
32,000	@, L	Power-One, Inc.	290,880
22,200	@	Progress Software Corp.	734,820
17,400	@, L	QLIK Technologies, Inc.	383,670
330,200	@	Quantum Corp.	700,024
31,000	@	Quest Software, Inc.	762,290
50,390	@, L	Radisys Corp.	474,674
9,600	@, L	RealD, Inc.	177,504
355,600	@	RF Micro Devices, Inc.	2,183,384
9,400	@	Rovi Corp.	473,854
38,600	@	SciQuest, Inc.	466,288
11,200	@	Sigma Designs, Inc.	128,688
165,000	@, S	Skyworks Solutions, Inc.	3,412,200
25,000	@, L	Smith Micro Software, Inc.	248,500
39,210	@	SolarWinds, Inc.	676,765
62,850		Solera Holdings, Inc.	2,775,456
15,600	@, L	Spectrum Control, Inc.	229,632
2,400	@	SPS Commerce, Inc.	30,768
6,000	@	SS&C Technologies Holdings, Inc.	94,800
32,270	@, L	Standard Microsystems Corp.	736,079
39,198	@	SuccessFactors, Inc.	984,262
51,400	@	Symmetricom, Inc.	294,008
18,200	@, L	Synaptics, Inc.	512,148
35,000	@, L	SYNNEX Corp.	984,900
135,000	@	Take-Two Interactive Software, Inc.	1,368,900
27,800	@, L	Tekelec	360,288
14,400	@	TeleTech Holdings, Inc.	213,696
290,600	@	THQ, Inc.	1,168,212
52,800	@	TIBCO Software, Inc.	936,672
36,000	@	Tivo, Inc.	326,160
21,317	@, L	Travelzoo, Inc.	549,126
36,600	@, L	Triquint Semiconductor, Inc.	351,360
45,600	@, L	TTM Technologies, Inc.	446,424
20,240	@	Unisys Corp.	564,696
118,506		United Online, Inc.	677,854
31,000	@	Verifone Holdings, Inc.	963,170
28,800	L	VirnetX Holding Corp.	422,784
24,250	@, L	Vocus, Inc.	448,140
23,800	@	Wright Express Corp.	849,898
			73,613,533

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Materials: 8.7%
66,270		Aptargroup, Inc.	$3,026,551
56,600	@	Boise, Inc.	367,334
86,200	L	Buckeye Technologies, Inc.	1,268,002
1,800	@	Clearwater Paper Corp.	136,944
42,690		Commercial Metals Co.	618,578
18,670	L	Compass Minerals International, Inc.	1,430,495
77,320	@	Crown Holdings, Inc.	2,215,991
37,970	@	Graham Packaging Co., Inc.	448,805
32,400		HB Fuller Co.	643,788
38,600	@, L	Hecla Mining Co.	243,952
34,800		Innophos Holdings, Inc.	1,151,880
38,800	L	Koppers Holdings, Inc.	1,042,556
22,600	@	Metals USA Holdings Corp.	293,348
44,400	L	Myers Industries, Inc.	381,396
170,800	@, L	Omnova Solutions, Inc.	1,228,052
151,400	@	PolyOne Corp.	1,830,426
41,800	S	Rock-Tenn Co.	2,082,058
19,000		Schweitzer-Mauduit International, Inc.	1,107,890
39,600		Scotts Miracle-Gro Co.	2,048,508
166,620	L	Silgan Holdings, Inc.	5,281,854
18,000	@	Solutia, Inc.	288,360
91,000	@	Spartech Corp.	747,110
90,100		Worthington Industries	1,354,203
14,200	@	WR Grace & Co.	396,748
			29,634,829
		Telecommunication Services: 2.4%
99,200	@, L	Cbeyond, Inc.	1,272,736
295,600	@	Cincinnati Bell, Inc.	789,252
71,600	L	Consolidated Communications Holdings, Inc.	1,336,772
147,379		NTELOS Holdings Corp.	2,493,653
143,400	@, L	Premier Global Services, Inc.	1,015,272
56,200	@	Syniverse Holdings, Inc.	1,274,054
			8,181,739
		Utilities: 4.4%
9,200		Central Vermont Public Service Corp.	185,564
7,200	L	Chesapeake Utilities Corp.	260,784
67,000	@	El Paso Electric Co.	1,593,260
44,600		Idacorp, Inc.	1,602,032
10,400		MGE Energy, Inc.	411,736
33,300		New Jersey Resources Corp.	1,306,026
3,250		Nicor, Inc.	148,915
52,170	L	Northwest Natural Gas Co.	2,475,467
81,020		NorthWestern Corp.	2,309,070
54,200		Portland General Electric Co.	1,099,176
19,000		Southwest Gas Corp.	638,210
16,400		Unisource Energy Corp.	548,252
80,000		Westar Energy, Inc.	1,938,400
15,800		WGL Holdings, Inc.	596,924
			15,113,816
		Total Common Stock
		(Cost $435,222,371)	463,478,863
REAL ESTATE INVESTMENT TRUSTS: 8.8%
		Financials: 8.8%
26,354		American Campus Communities, Inc.	802,216
60,600		Anworth Mortgage Asset Corp.	432,078
21,200	@	Ashford Hospitality Trust, Inc.	191,860
59,800		Associated Estates Realty Corp.	836,004
58,600		BioMed Realty Trust, Inc.	1,050,112
28,600		Capital Lease Funding, Inc.	159,874
27,000		Capstead Mortgage Corp.	293,490
87,200		CBL & Associates Properties, Inc.	1,138,832
20,030		Colonial Properties Trust	324,286
146,050		DCT Industrial Trust, Inc.	699,580
57,050		Developers Diversified Realty Corp.	640,101
73,820	L	EastGroup Properties, Inc.	2,759,392
34,200	L	Education Realty Trust, Inc.	244,530
6,000		Equity Lifestyle Properties, Inc.	326,880
66,200	@	FelCor Lodging Trust, Inc.	304,520
87,150	@, L	First Industrial Realty Trust, Inc.	441,851
51,800		Glimcher Realty Trust	318,570
99,600		Hersha Hospitality Trust	515,928
9,400		Home Properties, Inc.	497,260
37,200		LaSalle Hotel Properties	870,108
311,598		Lexington Realty Trust	2,231,042
216,600		MFA Mortgage Investments, Inc.	1,652,658
44,500		Mid-America Apartment Communities, Inc.	2,593,460
8,600		Mission West Properties	58,308
139,870		National Retail Properties, Inc.	3,512,136
47,400		Omega Healthcare Investors, Inc.	1,064,130
19,200		Parkway Properties, Inc.	284,160

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Financials (continued)
6,400	@	Pebblebrook Hotel Trust		$115,264
93,400		Pennsylvania Real Estate Investment Trust		1,107,724
14,200		PS Business Parks, Inc.		803,294
12,800	@	RAIT Investment Trust		21,120
16,800		Ramco-Gershenson Properties		179,928
46,600		Redwood Trust, Inc.		673,836
82,400		Senior Housing Properties Trust		1,936,400
150,600	@	Strategic Hotel Capital, Inc.		638,544
8,600		Sun Communities, Inc.		264,020
		Total Real Estate Investment Trusts
		(Cost $29,915,589)		29,983,496

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 0.4%
		U.S. Treasury Notes: 0.4%
$1,320,000		1.250%, due 11/30/10		$1,322,475
		Total U.S. Treasury Obligations
		(Cost $1,322,112)		1,322,475
		Total Long-Term Investments
		(Cost $466,460,072)		494,784,834

Shares				Value
SHORT-TERM INVESTMENTS: 12.0%
		Affiliated Mutual Fund: 5.0%
17,093,288		ING Institutional Prime Money Market Fund - Class I		$17,093,288
		Total Mutual Fund
		(Cost $17,093,288)		17,093,288
		Securities Lending Collateral(cc): 7.0%
22,255,465		BNY Mellon Overnight Government Fund (1)		22,255,465
2,242,537	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,794,029
		Total Securities Lending Collateral
		(Cost $24,498,002)		24,049,494
		Total Short-Term Investments
		(Cost $41,591,290)		41,142,782
		Total Investments in Securities
		(Cost $508,051,362)*	157.1%	$535,927,616
		Other Assets and Liabilities - Net	(57.1)	(194,854,252)
		Net Assets	100.0%	$341,073,364

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $515,159,934.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$71,694,792
		Gross Unrealized Depreciation		(50,927,110)
		Net Unrealized Appreciation		$20,767,682

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$463,478,863	$—	$—	$463,478,863
Real Estate Investment Trusts	29,983,496	—	—	29,983,496
U.S. Treasury Obligations	—	1,322,475	—	1,322,475
Short-Term Investments	39,348,753	—	1,794,029	41,142,782
Total Investments, at value	$532,811,112	$1,322,475	$1,794,029	$535,927,616
Other Financial Instruments+:
Futures	239,747	—	—	239,747
Total Assets	$533,050,859	$1,322,475	$1,794,029	$536,167,363

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	1,794,029	—	—	—	—	—	—	—	1,794,029
Total Investments, at value	$1,794,029	$—	$—	$—	$—	$—	$—	$—	$1,794,029

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $XXXXX.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on September 30, 2010:

	Number of	Expiration	Notional	Unrealized Appreciation/
Contract Description	Contracts	Date	Value	(Depreciation)
Long Contracts
Russell 2000® Mini Index	74	12/17/10	$4,991,300	$239,747
			$4,991,300	$239,747

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK:97.7%
		Consumer Discretionary: 12.9%
144,780	@	Bed Bath & Beyond, Inc.	$6,284,900
243,950		CBS Corp. - Class B	3,869,047
232,050	@	DirecTV	9,660,242
196,140		Harley-Davidson, Inc.	5,578,222
111,760	@	Kohl’s Corp.	5,887,517
106,270		Nordstrom, Inc.	3,953,244
20,460	@	Priceline.com, Inc.	7,127,036
97,620	@	Urban Outfitters, Inc.	3,069,173
207,306		Wyndham Worldwide Corp.	5,694,696
			51,124,077
		Consumer Staples: 9.1%
142,670		Alberto-Culver Co.	5,371,526
217,580		Coca-Cola Enterprises, Inc.	6,744,980
93,701		ConAgra Foods, Inc.	2,055,800
203,980		Philip Morris International, Inc.	11,426,960
45,114		Procter & Gamble Co.	2,705,487
143,290		Wal-Mart Stores, Inc.	7,668,881
			35,973,634
		Energy: 9.0%
51,460		Apache Corp.	5,030,730
150,710		Arch Coal, Inc.	4,025,464
268,620		ExxonMobil Corp.	16,598,030
138,830		National Oilwell Varco, Inc.	6,173,770
116,000		Suncor Energy, Inc.	3,775,800
			35,603,794
		Financials: 5.8%
157,138		American Express Co.	6,604,510
80,280		Ameriprise Financial, Inc.	3,799,652
346,550	@	Blackstone Group LP	4,397,720
124,820		J.P. Morgan Chase & Co.	4,751,897
155,610		UnumProvident Corp.	3,446,762
			23,000,541
		Health Care: 12.0%
126,920		Aetna, Inc.	4,011,941
158,110		AmerisourceBergen Corp.	4,847,653
130,230		Covidien PLC	5,233,944
142,910	@	Gilead Sciences, Inc.	5,089,025
117,440	@	Hospira, Inc.	6,695,254
96,060	@	Medco Health Solutions, Inc.	5,000,884
69,410	@	Thermo Fisher Scientific, Inc.	3,323,351
74,950	@	Varian Medical Systems, Inc.	4,534,475
81,090	@	Waters Corp.	5,739,550
62,081	@	Zimmer Holdings, Inc.	3,248,699
			47,724,776
		Industrials: 12.2%
82,310		Caterpillar, Inc.	6,476,151
171,800		Danaher Corp.	6,976,798
122,010		Emerson Electric Co.	6,425,047
110,080		Ingersoll-Rand PLC	3,930,957
111,200		Roper Industries, Inc.	7,248,016
100,080		Tyco International Ltd.	3,675,938
72,920		Union Pacific Corp.	5,964,856
107,350		United Technologies Corp.	7,646,541
			48,344,304
		Information Technology: 30.8%
86,220	@	Ansys, Inc.	3,642,795
76,620	@	Apple, Inc.	21,740,925
94,660	@	BMC Software, Inc.	3,831,837
137,010		Broadcom Corp.	4,848,784
612,400	@	Cisco Systems, Inc.	13,411,560
100,080	@	Cognizant Technology Solutions Corp.	6,452,158
22,425	@	Google, Inc. - Class A	11,790,841
99,320	@	Intuit, Inc.	4,351,209
255,670	@	Marvell Technology Group Ltd.	4,476,782
573,780		Microsoft Corp.	14,051,865
330,770		National Semiconductor Corp.	4,223,933
115,780	@	NetApp, Inc.	5,764,686
279,527		Oracle Corp.	7,505,300
255,180		Qualcomm, Inc.	11,513,722
64,830		Visa, Inc.	4,814,276
			122,420,673
		Materials: 4.9%
60,680		Eastman Chemical Co.	4,490,320
94,170		Ecolab, Inc.	4,778,186
118,930		EI Du Pont de Nemours & Co.	5,306,657
83,030		Sigma-Aldrich Corp.	5,013,351
			19,588,514

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Telecommunication Services: 1.0%
875,850	@	Sprint Nextel Corp.		$4,055,186
				4,055,186
		Total Common Stock
		(Cost $361,191,841)		387,835,499
EXCHANGE-TRADED FUNDS: 1.0%
		Exchange-Traded Funds: 1.0%
77,000		iShares Russell 1000 Growth Index Fund		3,955,490
		Total Exchange-Traded Funds
		(Cost $3,934,526)		3,955,490
		Total Long-Term Investments
		(Cost $365,126,367)		391,790,989
SHORT-TERM INVESTMENTS: 2.0%
		Affiliated Mutual Fund: 2.0%
7,981,000		ING Institutional Prime Money Market Fund - Class I		7,981,000
		Total Short-Term Investments
		(Cost $7,981,000)		7,981,000
		Total Investments in Securities
		(Cost $373,107,367)*	100.7%	$399,771,989
		Other Assets and Liabilities - Net	(0.7)	(2,877,693)
		Net Assets	100.0%	$396,894,296

	@	Non-income producing security
	*	Cost for federal income tax purposes is $373,843,069.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$30,770,501
		Gross Unrealized Depreciation		(4,841,581)
		Net Unrealized Appreciation		$25,928,920

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$387,835,499	$—	$—	$387,835,499
Exchange-Traded Funds	3,955,490	—	—	3,955,490
Short-Term Investments	7,981,000	—	—	7,981,000
Total Investments, at value	$399,771,989	$—	$—	$399,771,989

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 52.5%
		Consumer Discretionary: 2.0%
$708,000		Comcast Cable Communications LLC, 7.125%, due 06/15/13	$809,864
899,000		COX Communications, Inc., 4.625%, due 06/01/13	970,332
800,000		Home Depot, Inc., 5.250%, due 12/16/13	893,304
750,000		Macys Retail Holdings, Inc., 5.350%, due 03/15/12	785,625
400,000		Target Corp., 5.125%, due 01/15/13	437,002
662,000		Time Warner Cable, Inc., 5.400%, due 07/02/12	709,542
			4,605,669
		Consumer Staples: 2.5%
750,000		Altria Group, Inc., 8.500%, due 11/10/13	898,713
461,000		Anheuser-Busch InBev Worldwide, Inc., 2.500%, due 03/26/13	473,258
991,000		Colgate-Palmolive Co., 4.200%, due 05/15/13	1,076,691
942,000		Diageo Capital PLC, 5.200%, due 01/30/13	1,027,187
511,000		Kraft Foods, Inc., 6.250%, due 06/01/12	555,473
576,000		Kroger Co., 6.750%, due 04/15/12	624,517
1,040,000		Philip Morris International, Inc., 4.875%, due 05/16/13	1,142,426
			5,798,265
		Energy: 2.2%
780,000		Chevron Corp., 3.450%, due 03/03/12	810,264
647,000		Enterprise Products Operating L.P., 4.600%, due 08/01/12	681,682
931,000	S	Shell International Finance BV, 1.875%, due 03/25/13	953,535
1,013,000		Spectra Energy Capital LLC, 5.900%, due 09/15/13	1,128,487
601,000		Transcontinental Gas Pipe Line Corp., 8.875%, due 07/15/12	674,032
792,000		Valero Energy Corp., 4.750%, due 06/15/13	844,786
			5,092,786
		Financials: 32.9%
1,225,000		Aegon NV, 3.228%, due 12/31/49	792,422
658,000		Allstate Corp., 6.125%, due 02/15/12	702,643
3,980,000	S	Ally Financial, Inc., 2.200%, due 12/19/12	4,116,490
400,000		American Express Co., 4.875%, due 07/15/13	433,068
850,000		American Express Credit Corp., 5.875%, due 05/02/13	936,071
885,000	#	ANZ National International Ltd., 2.375%, due 12/21/12	897,964
5,107,000	S	Bank of America Corp., 2.100%, due 04/30/12	5,234,854
730,000	S	Bank of Montreal, 2.125%, due 06/28/13	753,802
954,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.600%, due 01/22/13	983,879
1,250,000	S	Barclays Bank PLC, 2.500%, due 01/23/13	1,277,860
597,000		BB&T Corp., 3.850%, due 07/27/12	625,922
309,000		Berkshire Hathaway Finance, 4.000%, due 04/15/12	324,146
924,000	S	Berkshire Hathaway, Inc., 2.125%, due 02/11/13	952,760
850,000	S	Blackrock, Inc., 2.250%, due 12/10/12	872,834
1,050,000	S	BNP Paribas, 2.125%, due 12/21/12	1,073,773
608,000	S	BP Capital Markets PLC, 3.125%, due 03/10/12	620,123
633,000	S	BP Capital Markets PLC, 5.250%, due 11/07/13	689,916
624,000	#	BPCE S.A., 2.375%, due 10/04/13	625,002
817,000	#	Caisse Centrale Desjardins du Quebec, 1.700%, due 09/16/13	823,507
946,000	#	Canadian Imperial Bank of Commerce/Canada, 2.000%, due 02/04/13	970,627
742,000		Caterpillar Financial Services Corp., 5.750%, due 02/15/12	791,357
4,513,000	S	Citibank NA, 1.375%, due 08/10/11	4,556,167
4,769,000	S	Citigroup, Inc., 2.125%, due 04/30/12	4,891,768
551,000		Citigroup, Inc., 5.300%, due 10/17/12	587,486
643,000		Citigroup, Inc., 5.500%, due 04/11/13	690,246
1,400,000		Citigroup, Inc., 6.000%, due 12/13/13	1,536,060
1,200,000		Credit Suisse New York, 5.000%, due 05/15/13	1,308,127
800,000	S	Deutsche Bank AG/London, 2.375%, due 01/11/13	818,821
750,000		Fifth Third Bancorp, 6.250%, due 05/01/13	821,681
777,000		First Tennessee Bank NA, 4.625%, due 05/15/13	777,645
2,275,000	L	General Electric Capital Corp., 2.200%, due 06/08/12	2,339,751
2,311,000		General Electric Capital Corp., 2.250%, due 03/12/12	2,370,797
1,200,000	S	General Electric Capital Corp., 2.800%, due 01/08/13	1,236,499
1,000,000	L	General Electric Capital Corp., 3.750%, due 11/14/14	1,059,962
870,000	S	Genworth Financial, Inc., 5.650%, due 06/15/12	908,737
1,817,000	S	Goldman Sachs Capital III, 1.067%, due 12/31/49	1,260,544
357,000	S	Goldman Sachs Group, Inc., 3.625%, due 08/01/12	371,747
850,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13	913,195
271,000	S	Goldman Sachs Group, Inc., 6.000%, due 05/01/14	302,587
1,250,000		Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	1,296,828
1,153,000		HSBC Finance Corp., 4.750%, due 07/15/13	1,228,738
1,171,000		J.P. Morgan Chase & Co., 1.650%, due 09/30/13	1,173,885
425,000		J.P. Morgan Chase & Co., 5.375%, due 10/01/12	460,073
779,000	S	John Deere Capital Corp., 1.875%, due 06/17/13	797,044
650,000		KeyBank NA, 5.700%, due 08/15/12	687,693
359,000		M&T Bank Corp., 5.375%, due 05/24/12	380,221
498,000	#	MassMutual Global Funding II, 3.625%, due 07/16/12	519,713
1,625,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	1,744,904
400,000		MetLife, Inc., 2.375%, due 02/06/14	404,558
700,000	#	Metropolitan Life Global Funding I, 5.125%, due 11/09/11	727,382

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$1,000,000	L	Morgan Stanley, 2.250%, due 03/13/12	$1,025,960
565,000		Morgan Stanley, 5.300%, due 03/01/13	608,812
982,000		Morgan Stanley, 5.750%, due 08/31/12	1,053,595
756,000		National City Bank, 6.200%, due 12/15/11	798,006
900,000		National Rural Utilities Cooperative Finance Corp., 2.625%, due 09/16/12	930,979
586,000	#	Nordea Bank AB, 1.750%, due 10/04/13	586,289
102,016	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	102,048
745,000		Prudential Financial, Inc., 5.100%, due 12/14/11	775,932
605,000	S	Royal Bank of Canada, 2.100%, due 07/29/13	623,383
581,000	#	Societe Generale, 2.200%, due 09/14/13	584,251
2,374,000		State Street Corp., 2.150%, due 04/30/12	2,436,417
487,000		SunTrust Banks, Inc., 5.250%, due 11/05/12	515,245
750,000	#	TIAA Global Markets, Inc., 5.125%, due 10/10/12	812,042
961,000		Toyota Motor Credit Corp., 1.375%, due 08/12/13	969,148
1,070,000	S	UBS AG/Stamford CT, 2.250%, due 08/12/13	1,081,578
802,000	S	US Bancorp, 2.000%, due 06/14/13	821,505
1,680,000	S	Wachovia Corp., 5.500%, due 05/01/13	1,847,766
			76,244,835
		Health Care: 3.2%
780,000		Covidien International Finance S.A., 5.450%, due 10/15/12	849,682
764,000		Express Scripts, Inc., 5.250%, due 06/15/12	815,944
713,000		GlaxoSmithKline Capital, Inc., 4.850%, due 05/15/13	784,694
980,000	S	Novartis Capital Corp., 1.900%, due 04/24/13	1,006,607
912,000		Pfizer, Inc., 4.450%, due 03/15/12	960,341
986,000	S	St. Jude Medical, Inc., 2.200%, due 09/15/13	1,009,763
1,213,000	S	Teva Pharmaceutical Finance III LLC, 1.500%, due 06/15/12	1,228,512
811,000		Wyeth, 5.500%, due 03/15/13	898,306
			7,553,849
		Industrials: 1.0%
550,000		CSX Corp., 6.300%, due 03/15/12	589,852
567,000		Eaton Corp., 4.900%, due 05/15/13	619,351
445,000		Union Pacific Corp., 5.450%, due 01/31/13	486,705
570,000		United Parcel Service, 3.875%, due 04/01/14	622,833
			2,318,741
		Information Technology: 1.9%
855,000		Dell, Inc., 4.700%, due 04/15/13	931,658
814,000		Hewlett-Packard Co., 1.250%, due 09/13/13	819,998
775,000	S	International Business Machines Corp., 1.000%, due 08/05/13	778,215
585,000		Microsoft Corp., 0.875%, due 09/27/13	586,244
1,141,000		Oracle Corp., 3.750%, due 07/08/14	1,244,565
			4,360,680
		Materials: 0.3%
612,000		EI Du Pont de Nemours & Co., 5.000%, due 07/15/13	682,129
			682,129
		Telecommunication Services: 3.9%
1,082,000		AT&T, Inc., 5.875%, due 08/15/12	1,178,184
940,000	S	BellSouth Corp., 4.750%, due 11/15/12	1,013,261
1,200,000		British Telecommunications PLC, 5.150%, due 01/15/13	1,283,083
876,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.250%, due 02/01/12	927,890
1,075,000		France Telecom S.A., 4.375%, due 07/08/14	1,186,183
500,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	537,586
525,000	S	Telefonica Emisiones S.A.U, 2.582%, due 04/26/13	535,045
400,000		Verizon Communications, Inc., 4.350%, due 02/15/13	431,548
943,000		Verizon Communications, Inc., 4.375%, due 06/01/13	1,022,484
820,000		Verizon New York, Inc., 6.875%, due 04/01/12	884,793
			9,000,057
		Utilities: 2.6%
804,000	S	Commonwealth Edison Co., 6.150%, due 03/15/12	862,755
700,000		Duke Energy Ohio, Inc., 5.700%, due 09/15/12	759,805
500,000	#	EDP Finance BV, 5.375%, due 11/02/12	519,722
823,000		Great Plains Energy, Inc., 2.750%, due 08/15/13	827,206
450,000		Nisource Finance Corp., 6.150%, due 03/01/13	494,680
987,000		PSEG Power, LLC, 2.500%, due 04/15/13	1,014,789
901,000		Public Service Co. of Colorado, 7.875%, due 10/01/12	1,019,058
515,000		Southern Co., 5.300%, due 01/15/12	542,774
			6,040,789
		Total Corporate Bonds/Notes
		(Cost $119,268,766)	121,697,800
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.8%
		Federal Home Loan Bank: 3.9%
5,245,000		1.375%, due 05/16/11	5,280,839
3,665,000	S	3.625%, due 07/01/11	3,758,597
			9,039,436
		Federal Home Loan Mortgage Corporation##: 1.6%
3,500,000		1.750%, due 06/15/12	3,576,808
377	S	2.125%, due 01/01/17	391
161,527	S	5.500%, due 10/15/14	162,448
14,278	S	6.000%, due 04/01/13	15,443
			3,755,090
		Federal National Mortgage Association##: 3.2%
7,187	S	2.217%, due 07/01/24	7,452

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$10,263	S	2.462%, due 12/01/17	$10,315
6,124,076	S	6.000%, due 05/15/11-09/01/17	6,353,966
861,198	S	6.500%, due 10/01/32-02/01/29	955,831
72,815	S	7.000%, due 10/01/32	82,715
47,440	S	7.500%, due 08/01/27	54,086
			7,464,365
		Government National Mortgage Association: 0.1%
22,785	S	6.000%, due 04/15/13	23,545
17,395	S	7.500%, due 01/15/24-07/15/27	19,884
9,086	S	9.000%, due 12/15/26	10,684
8,148	S	9.500%, due 03/15/20-07/15/21	9,509
			63,622
		Total U.S. Government Agency Obligations
		(Cost $19,901,655)	20,322,513
U.S. TREASURY OBLIGATIONS: 34.7%
		U.S. Treasury Notes: 34.7%
31,974,000	L	0.375%, due 08/31/12	31,955,263
22,768,000		0.750%, due 09/15/13	22,846,276
10,275,000	L	1.250%, due 08/31/15	10,273,397
10,158,000	S	2.625%, due 08/15/20	10,254,816
4,509,000		4.375%, due 05/15/40	5,064,901
		Total U.S. Treasury Obligations
		(Cost $80,162,239)	80,394,653
ASSET-BACKED SECURITIES: 4.6%
		Automobile Asset-Backed Securities: 1.2%
335,000	S	CarMax Auto Owner Trust, 2.400%, due 04/15/15	345,799
715,000	S	CarMax Auto Owner Trust, 2.820%, due 12/15/14	745,759
1,110,000		Harley-Davidson Motorcycle Trust, 3.320%, due 02/15/17	1,153,046
433,000	S	Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	439,541
			2,684,145
		Credit Card Asset-Backed Securities: 2.6%
651,000		BA Credit Card Trust, 0.547%, due 06/15/14	639,896
810,000		Capital One Multi-Asset Execution Trust, 0.547%, due 03/17/14	802,956
306,000		Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	364,673
189,000		Citibank Credit Card Issuance Trust, 0.667%, due 07/15/14	183,904
471,000		Citibank Credit Card Issuance Trust, 0.907%, due 07/15/13	466,622
1,474,000		Citibank Credit Card Issuance Trust, 5.700%, due 05/15/13	1,506,025
552,000		Citibank Credit Card Issuance Trust, 6.300%, due 06/20/14	587,535
1,160,000		Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14	1,231,520
183,000		MBNA Credit Card Master Note Trust, 1.607%, due 10/15/14	182,080
135,000	#	MBNA Master Credit Card Trust, 7.100%, due 09/15/13	138,844
			6,104,055
		Other Asset-Backed Securities: 0.8%
192,470		AEP Texas Central Transition Funding LLC, 5.960%, due 07/15/15	208,272
595,616	#	Atrium CDO Corp., 0.634%, due 10/27/16	561,369
500,000	#	Carlyle High Yield Partners, 0.774%, due 08/11/16	472,500
56,827		CenterPoint Energy Transition Bond Co. LLC, 4.970%, due 08/01/14	59,191
642,509	#	GSC Partners CDO Fund Ltd., 0.725%, due 11/20/16	603,959
			1,905,291
		Total Asset-Backed Securities
		(Cost $10,620,677)	10,693,491
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.1%
471,443		Bear Stearns Commercial Mortgage Securities, 4.240%, due 08/13/39	482,923
109,228		Bear Stearns Commercial Mortgage Securities, 5.270%, due 12/11/40	109,363
814,292		Bear Stearns Commercial Mortgage Securities, 5.286%, due 06/11/41	856,674
1,320,321		Bear Stearns Commercial Mortgage Securities, 7.000%, due 05/20/30	1,384,380
677,005		Citigroup Commercial Mortgage Trust, 5.251%, due 04/15/40	711,370
2,445,386	S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	2,503,181
483,882	S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	490,420
250,000		Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43	270,052
510,000		Morgan Stanley Capital I, 5.618%, due 07/12/44	525,130
		Total Collateralized Mortgage Obligations
		(Cost $7,193,750)	7,333,493

Shares			Value
COMMON STOCK: 0.0%
		Utilities: 0.0%
28	@	Dynegy, Inc.	$136
		Total Common Stock
		(Cost $-)	136
		Total Long-Term Investments
		(Cost $237,147,087)	240,442,086

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 16.7%
		Affiliated Mutual Fund: 3.6%
8,292,000		ING Institutional Prime Money Market Fund - Class I		$8,292,000
		Total Mutual Fund
		(Cost $8,292,000)		8,292,000
		Securities Lending Collateral(cc): 13.1%
29,664,784		BNY Mellon Overnight Government Fund (1)		29,664,784
848,027	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		678,421
		Total Securities Lending Collateral
		(Cost $30,512,811)		30,343,205
		Total Short-Term Investments
		(Cost $38,804,811)		38,635,205
		Total Investments in Securities
		(Cost $275,951,898)*	120.4%	$279,077,291
		Other Assets and Liabilities - Net	(20.4)	(47,326,229)
		Net Assets	100.0%	$231,751,062

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $275,965,214.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,196,447
		Gross Unrealized Depreciation		(1,084,370)
		Net Unrealized Appreciation		$3,112,077

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$136	$—	$—	$136
Corporate Bonds/Notes	—	121,697,800	—	121,697,800
U.S. Government Agency Obligations	—	20,322,513	—	20,322,513
U.S. Treasury Obligations	—	80,394,653	—	80,394,653
Asset-Backed Securities	—	9,055,663	1,637,828	10,693,491
Collateralized Mortgage Obligations	—	7,333,493	—	7,333,493
Short-Term Investments	37,956,784	—	678,421	38,635,205
Total Investments, at value	$37,956,920	$238,804,122	$2,316,249	$279,077,291
Other Financial Instruments+:
Futures	220,626	—	—	220,626
Total Assets	$38,177,546	$238,804,122	$2,316,249	$279,297,917

Liabilities Table
Other Financial Instruments+:
Futures	(199,017)	—	—	(199,017)
Swaps, at value	—	(777,196)	—	(777,196)
Total Liabilities	$(199,017)	$(777,196)	$—	$(976,213)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	1,296,958	—	(1,082,060)	(3)	—	2,705	—	(217,600)	—
Asset-Backed Securities	—	1,215,835	(67,801)	1,913	5,246	10,135	472,500	—	1,637,828
Short-Term Investments	678,421	—	—	—	—	—	—	—	678,421
Total Investments, at value	$1,975,379	$1,215,835	$(1,149,861)	$1,910	$5,246	$12,839	$472,500	$(217,600)	$2,316,249

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $10,134.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Open Futures Contracts on September 30, 2010:

	Number			Unrealized Appreciation/
Contract Description	of Contracts	Expiration Date	Notional Value	(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	226	12/31/10	$49,603,470	$108,905
U.S. Treasury 10-Year Note	84	12/21/10	10,587,938	75,915
			$60,191,408	$184,820
Short Contracts
U.S. Treasury 5-Year Note	219	12/31/10	$26,469,915	$(199,017)
U.S. Treasury Long Bond	87	12/21/10	11,633,531	35,806
			$38,103,446	$(163,211)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

			(Pay)/ Receive		Implied Credit				Upfront Premium	Unrealized
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	Fixed Rate (%)	Termination Date	Spread at 09/30/10 (%) (2)	Notional Amount (3)		Fair Value (4)	Paid/ (Received)	Appreciation/ (Depreciation)
Barclays Bank PLC	General Electric Capital Corp. 5.625%, 09/15/17	Sell	1.000	06/20/11	1.112	USD	3,000,000	$(2,426)	$(19,250)	$16,824
								$(2,426)	$(19,250)	$16,824

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

(1)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted fair prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2010:

	Termination	Notional		Fair	Upfront Premium	Unrealized Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	9,233,000	$(774,770)	$—	$(774,770)
				$(774,770)	$—	$(774,770)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Credit contracts	$(2,426)
Interest rate contracts	(753,161)
Total	$(755,587)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2010 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 16.1%
$17,500,000		Barclays Bank PLC, 0.500%, due 10/01/10	$17,500,000
20,500,000		BNP Paribas New York, 0.520%, due 02/09/11	20,508,925
8,500,000		BNP Paribas New York, 0.530%, due 10/15/10	8,500,099
20,000,000		Commonwealth Bank of Australia, 0.230%, due 10/29/10	20,000,000
17,500,000		Deutsche Bank, 0.510%, due 05/25/11	17,501,135
26,750,000		Dexia Credit Local S.A. New York, 0.456%, due 06/29/11	26,750,000
19,000,000		Lloyds TSB Bank PLC, 0.510%, due 10/22/10	19,002,767
3,000,000		Lloyds TSB Bank PLC, 1.175%, due 10/26/10	3,001,921
12,250,000		Natixis US Finance Co., 0.420%, due 12/30/10	12,250,615
2,500,000		Rabobank Nederland NV NY, 0.340%, due 11/15/10	2,499,655
10,500,000		Rabobank Nederland NV NY, 0.390%, due 12/30/10	10,500,524
15,250,000		Rabobank Nederland NV NY, 0.530%, due 11/30/10	15,250,253
4,250,000		Royal Bank of Canada, 0.400%, due 10/28/10	4,249,681
9,500,000		Royal Bank of Canada, 0.853%, due 07/01/11	9,529,584
21,000,000		Societe Generale NY, 0.400%, due 07/19/11	20,954,119
11,500,000		Svenska Handelsbanken AB, 0.220%, due 10/15/10	11,500,000
4,750,000		Svenska Handelsbanken AB, 0.270%, due 11/18/10	4,750,126
1,750,000		Toronto Dominion Bank NY, 0.450%, due 11/04/10	1,750,000
8,750,000		Toronto Dominion Bank NY, 0.510%, due 11/17/10	8,750,114
11,750,000		Toronto Dominion Bank NY, 0.540%, due 11/19/10	11,750,635
11,000,000		Toronto Dominion Bank NY, 0.620%, due 07/15/11	11,000,000
		Total Certificates of Deposit
		(Cost $257,500,153)	257,500,153
COMMERCIAL PAPER: 51.3%
2,800,000		American Honda Finance, 0.190%, due 10/12/10	2,799,837
11,000,000	#	ANZ National Int’l Ltd., 0.598%, due 07/25/11	11,000,000
14,000,000		ANZ National Int’l Ltd., 0.603%, due 04/20/11	13,953,100
28,750,000		ASB Finance Ltd., 0.376%, due 02/24/11	28,706,276
15,750,000		Barclays U.S. Funding LLC, 0.150%, due 10/01/10	15,750,000
11,750,000		Barton Capital LLC, 0.260%, due 10/26/10	11,747,879
3,250,000		Barton Capital LLC, 0.350%, due 10/06/10	3,249,892
10,000,000		Barton Capital LLC, 0.350%, due 10/18/10	9,998,347
20,500,000		Barton Capital LLC, 0.381%, due 01/14/11	20,477,790
5,750,000		BNP Paribas Finance, 0.200%, due 10/01/10	5,750,000
5,750,000		BNP Paribas Finance, 0.200%, due 10/04/10	5,749,904
4,000,000		Cafco LLC, 0.250%, due 10/13/10	3,999,667
540,000		Cafco LLC, 0.250%, due 11/18/10	539,820
4,500,000		Cafco LLC, 0.391%, due 02/17/11	4,493,224
1,500,000		Cafco LLC, 0.501%, due 10/18/10	1,499,646
9,750,000		Cafco LLC, 0.602%, due 01/19/11	9,732,125
14,000,000		Cafco LLC, 0.672%, due 01/14/11	13,972,642
14,500,000		Ciesco LLC, 0.260%, due 11/29/10	14,493,821
2,000,000		Ciesco LLC, 0.340%, due 02/14/11	1,997,431
2,250,000		Ciesco LLC, 0.410%, due 11/17/10	2,248,884
9,500,000		Ciesco LLC, 0.672%, due 01/10/11	9,482,143
14,000,000		Ciesco LLC, 0.672%, due 01/13/11	13,972,902
14,000,000	#	Commonwealth Bank of Australia, 0.568%, due 06/20/11	14,000,000
6,250,000		Concord Minutemen Capital Co., 0.320%, due 10/04/10	6,249,833
7,500,000		Concord Minutemen Capital Co., 0.602%, due 11/19/10	7,493,875
10,000,000		Concord Minutemen Capital Co., 0.702%, due 12/02/10	9,987,944
7,500,000		Concord Minutemen Capital Co., 0.702%, due 03/24/11	7,474,625
17,000,000		Concord Minutemen Capital Co., 0.955%, due 01/11/11	16,954,242
6,000,000		Crown Point Capital Co., 0.320%, due 10/04/10	5,999,840
10,000,000		Crown Point Capital Co., 0.602%, due 11/19/10	9,990,853
9,500,000		Crown Point Capital Co., 0.702%, due 12/02/10	9,488,547
5,750,000		Crown Point Capital Co., 0.702%, due 03/24/11	5,730,546
16,750,000		Crown Point Capital Co., 0.955%, due 01/11/11	16,704,915
6,500,000		Danske Corp., 0.260%, due 10/22/10	6,499,014
34,750,000		Danske Corp., 0.370%, due 10/04/10	34,749,019
2,000,000		Dexia Delaware LLC, 0.370%, due 10/05/10	1,999,918
8,000,000		Dexia Delaware LLC, 0.661%, due 10/28/10	7,996,040
21,250,000		Edison Asset Securitization LLC, 0.230%, due 10/20/10	21,247,420
11,750,000		Edison Asset Securitization LLC, 0.400%, due 10/12/10	11,748,564
8,250,000		Edison Asset Securitization LLC, 0.411%, due 10/18/10	8,248,403
6,000,000		Jupiter Securitization Company LLC, 0.230%, due 10/20/10	5,999,272
8,000,000		Jupiter Securitization Company LLC, 0.270%, due 10/12/10	7,999,340
6,750,000		Jupiter Securitization Company LLC, 0.320%, due 11/01/10	6,748,140
19,000,000		Jupiter Securitization Company LLC, 0.330%, due 12/06/10	18,988,505
1,500,000		Jupiter Securitization Company LLC, 0.340%, due 10/26/10	1,499,646
6,000,000		Jupiter Securitization Company LLC, 0.380%, due 10/05/10	5,999,747
4,000,000		Lloyds TSB Bank PLC, 0.240%, due 10/13/10	3,999,680
15,500,000		Lloyds TSB Bank PLC, 0.511%, due 10/05/10	15,499,122

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$5,750,000		Natixis US Finance Co., 0.602%, due 02/08/11	$5,737,542
22,000,000		Natixis US Finance Co., 0.681%, due 10/05/10	21,998,594
11,500,000		Old Line Funding LLC, 0.240%, due 10/18/10	11,498,697
3,500,000		Old Line Funding LLC, 0.250%, due 11/18/10	3,498,833
3,000,000		Old Line Funding LLC, 0.270%, due 10/13/10	2,999,730
25,750,000		Old Line Funding LLC, 0.622%, due 12/13/10	25,717,627
31,750,000		Pepsico, Inc., 0.160%, due 10/08/10	31,749,012
6,000,000		Pepsico, Inc., 0.160%, due 10/13/10	5,999,680
25,250,000		Royal Bank of Scotland Group, 0.200%, due 10/04/10	25,249,579
6,000,000		Royal Bank of Scotland Group, 0.290%, due 11/15/10	5,997,825
8,500,000		Royal Bank of Scotland Group, 0.491%, due 10/12/10	8,498,727
6,500,000		Societe Generale North America, 0.230%, due 10/01/10	6,500,000
5,250,000		Societe Generale North America, 0.235%, due 10/05/10	5,249,863
1,250,000		Societe Generale North America, 0.300%, due 11/01/10	1,249,677
6,000,000		Societe Generale North America, 0.551%, due 10/18/10	5,998,442
8,000,000		Thunder Bay Funding LLC, 0.260%, due 11/18/10	7,997,227
8,029,000		Thunder Bay Funding LLC, 0.270%, due 10/07/10	8,028,639
10,500,000		Thunder Bay Funding LLC, 0.270%, due 12/06/10	10,494,803
5,997,000		Thunder Bay Funding LLC, 0.380%, due 10/12/10	5,996,346
16,000,000		Thunder Bay Funding LLC, 0.451%, due 11/22/10	15,989,600
16,750,000		UBS Finance Delaware LLC, 0.190%, due 10/05/10	16,749,646
12,500,000		UBS Finance Delaware LLC, 0.481%, due 10/07/10	12,499,000
600,000		UBS Finance Delaware LLC, 0.496%, due 10/06/10	599,959
5,500,000		Variable Funding Capital, 0.220%, due 10/12/10	5,499,630
18,035,000		Variable Funding Capital, 0.350%, due 10/26/10	18,030,616
23,000,000		Variable Funding Capital, 0.420%, due 10/14/10	22,996,512
8,750,000		Westpac Banking Group, 0.300%, due 01/06/11	8,742,927
15,500,000		Windmill Funding Group, 0.481%, due 11/22/10	15,489,253
11,836,000		Windmill Funding Group, 0.501%, due 11/01/10	11,831,656
14,000,000		Windmill Funding Group, 0.531%, due 01/18/11	13,977,534
		Total Commercial Paper
		(Cost $817,779,556)	817,779,556
CORPORATE BONDS/NOTES: 8.8%
2,650,000	C	Abbott Laboratories, 3.750%, due 03/15/11	2,686,663
750,000	C	Abbott Laboratories, 5.600%, due 05/15/11	774,167
1,090,000	#	ANZ National Int’l NZ, 0.990%, due 09/23/11	1,095,564
3,000,000		Australia & New Zealand Banking Group Ltd., 4.875%, due 11/08/10	3,013,685
13,000,000		Credit Suisse FB USA Inc., 0.486%, due 03/02/11	13,004,946
5,500,000		Credit Suisse FB USA Inc., 5.500%, due 08/16/11	5,732,494
6,750,000		Deutsche Bank AG, 0.000%, due 01/00/00	6,748,027
8,000,000		Deutsche Bank AG London, 5.000%, due 10/12/10	8,011,065
3,500,000		Kreditanstalt fuer Wiederaufbau, 1.875%, due 03/15/11	3,518,991
16,500,000		Kreditanstalt fuer Wiederaufbau, 3.250%, due 02/15/11	16,670,254
7,000,000	#	Rabobank Nederland NV NY, 0.446%, due 09/16/11	7,000,000
1,000,000	#	Rabobank Nederland NV NY, 0.635%, due 08/05/11	1,001,524
24,000,000	#, C	Royal Bank of Canada, 0.533%, due 11/01/11	24,000,000
21,000,000	#, C	Svenska Handelsbanken AB, 0.448%, due 10/07/11	21,000,000
26,500,000	C	Westpac Banking Group, 0.558%, due 09/28/11	26,500,000
		Total Corporate Bonds/Notes
		(Cost $140,757,380)	140,757,380
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.1%
4,800,000		Federal National Mortgage Association, 4.750%, due 12/15/10	4,843,253
12,500,000		Federal Home Loan Mortgage Corporation, 1.550%, due 12/15/10	12,530,551
		Total U.S. Government Agency Obligations
		(Cost $17,373,804)	17,373,804
U.S. TREASURY NOTES: 3.3%
26,000,000		U.S. Treasury, 0.900%, due 09/22/11	25,932,251
26,000,000		U.S. Treasury, 1.000%, due 09/30/11	26,181,876
		Total U.S. Treasury Notes
		(Cost $52,114,127)	52,114,127
REPURCHASE AGREEMENTS: 19.4%
200,643,000		Goldman Sachs Repurchase Agreement dated 09/30/10, 0.210%, due 10/01/10, $200,644,170 to be received upon repurchase (Collateralized by $198,726,000 various U.S. Government Agency Obligations, 1.375%-6.000%, Market Value plus accrued interest $204,657,010	200,643,000

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
REPURCHASE AGREEMENTS (continued)
$109,000,000		Morgan Stanley Repurchase Agreement dated 09/30/10, 0.250%, due 10/01/10, $109,000,757 to be received upon repurchase (Collateralized by $110,872,000 Federal Farm Credit Bank Discount Note-2.800%, Market Value plus accrued interest $111,180,207, due 08/17		$109,000,000
		Total Repurchase Agreement
		(Cost $309,643,000)		309,643,000
		Total Investments in Securities
		(Cost $1,595,168,020)*	100.0%	$1,595,168,020
		Other Assets and Liabilities - Net	0.0	349,180
		Net Assets	100.0%	$1,595,517,200

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Certificats of Deposit	$—	$257,500,153	$—	$257,500,153
Commerical Paper	—	817,779,556	—	817,779,556
Corporate Bonds/Notes	—	140,757,380	—	140,757,380
U.S. Government Agency Obligations	—	17,373,804	—	17,373,804
U.S. Treasury Notes	—	52,114,127	—	52,114,127
Repurchase Agreements	—	309,643,000	—	309,643,000
Total Investments, at value	$—	$1,595,168,020	$—	$1,595,168,020

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Growth and Income Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.9%
		Consumer Discretionary: 11.8%
37,900		Carnival Corp.	$1,448,159
139,200		Comcast Corp. — Class A	2,516,736
170,600	@	Ford Motor Co.	2,088,144
101,531	@	HSN, Inc.	3,035,777
35,200	@	Hyatt Hotels Corp.	1,316,128
18,900	@	J Crew Group, Inc.	635,418
47,627		Marriott International, Inc.	1,706,475
11,800		Omnicom Group	465,864
64,000	@	Pulte Homes, Inc.	560,640
32,800		Target Corp.	1,752,832
16,954		Time Warner Cable, Inc.	915,346
			16,441,519
		Consumer Staples: 4.2%
59,300		Archer-Daniels-Midland Co.	1,892,856
16,300		Colgate-Palmolive Co.	1,252,818
82,965		Kroger Co.	1,797,022
14,700		PepsiCo, Inc.	976,668
			5,919,364
		Energy: 13.1%
17,300		Anadarko Petroleum Corp.	986,965
5,700		Apache Corp.	557,232
60,900		Chevron Corp.	4,935,945
102,200		El Paso Corp.	1,265,236
48,455		ExxonMobil Corp.	2,994,034
35,600		Halliburton Co.	1,177,292
23,000		Hess Corp.	1,359,760
26,600		Marathon Oil Corp.	880,460
44,750		Schlumberger Ltd.	2,757,048
27,700	L	Suncor Energy, Inc.	901,635
30,100		Valero Energy Corp.	527,051
			18,342,658
		Financials: 29.1%
190,287		Bank of America Corp.	2,494,663
119,160		Bank of New York Mellon Corp.	3,113,651
16,700	@	Berkshire Hathaway, Inc.	1,380,756
126,200		Charles Schwab Corp.	1,754,180
638,300	@	Citigroup, Inc.	2,489,370
9,300		Franklin Resources, Inc.	994,170
24,300		Goldman Sachs Group, Inc.	3,513,294
157,097		J.P. Morgan Chase & Co.	5,980,683
178,100		Keycorp	1,417,676
11,300		M&T Bank Corp.	924,453
34,550		Metlife, Inc.	1,328,448
67,900		Morgan Stanley	1,675,772
33,000		PNC Financial Services Group, Inc.	1,713,030
104,900		Regions Financial Corp.	762,623
34,400		State Street Corp.	1,295,504
127,068		SunTrust Bank	3,282,166
205,300		Wells Fargo & Co.	5,159,190
60,300		Zions Bancorp.	1,288,008
			40,567,637
		Health Care: 10.3%
40,100		Abbott Laboratories	2,094,824
38,300	@	Amgen, Inc.	2,110,713
14,700		Baxter International, Inc.	701,337
22,200		Cigna Corp.	794,316
14,168		Covidien PLC	569,412
19,600		Johnson & Johnson	1,214,416
37,500		Merck & Co., Inc.	1,380,375
43,000		Pfizer, Inc.	738,310
73,200	@	Tenet Healthcare Corp.	345,504
26,300		Teva Pharmaceutical Industries Ltd. ADR	1,387,325
87,700		UnitedHealth Group, Inc.	3,079,147
			14,415,679
		Industrials: 10.3%
106,600	@	AMR Corp.	668,382
35,100		Caterpillar, Inc.	2,761,668
223,957	@	Delta Airlines, Inc.	2,606,859
39,945		Eaton Corp.	3,295,063
22,900		Emerson Electric Co.	1,205,914
9,200		Fluor Corp.	455,676

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Growth and Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
246,626	@	Hertz Global Holdings, Inc.		$2,611,769
10,900		Lockheed Martin Corp.		776,952
				14,382,283
		Information Technology: 2.7%
57,700	@	EMC Corp.		1,171,887
33,900		Intel Corp.		651,897
54,500		Oracle Corp.		1,463,325
18,300		Texas Instruments, Inc.		496,662
				3,783,771
		Materials: 10.0%
56,800		Barrick Gold Corp.		2,629,272
19,000		Cliffs Natural Resources, Inc.		1,214,480
57,000		Dow Chemical Co.		1,565,220
9,300		Freeport-McMoRan Copper & Gold, Inc.		794,127
76,000		International Paper Co.		1,653,000
30,200		Mosaic Co.		1,774,552
40,800		Newmont Mining Corp.		2,562,648
3,500		Potash Corp. of Saskatchewan		504,140
28,500	L	United States Steel Corp.		1,249,440
				13,946,879
		Telecommunication Services: 2.9%
84,480		AT&T, Inc.		2,416,128
47,700		Verizon Communications, Inc.		1,554,543
				3,970,671
		Utilities: 2.5%
8,600		NextEra Energy, Inc.		467,754
28,000		Pacific Gas & Electric Co.		1,271,760
18,800		Progress Energy, Inc.		835,096
10,700		Public Service Enterprise Group, Inc.		353,956
14,600		Southern Co.		543,704
				3,472,270
		Total Common Stock
		(Cost $120,483,216)		135,242,731
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Financials: 0.3%
19,300		Annaly Capital Management, Inc.		339,680
		Total Real Estate Investment Trusts
		(Cost $336,810)		339,680
		Total Long-Term Investments
		(Cost $120,820,026)		135,582,411
SHORT-TERM INVESTMENTS: 1.6%
		Securities Lending Collateral(cc): 1.6%
2,172,500		BNY Mellon Overnight Government Fund (1)		2,172,500
139,950	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		111,960
		Total Short-Term Investments
		(Cost $2,312,450)		2,284,460
		Total Investments in Securities
		(Cost $123,132,476)*	98.8%	$137,866,871
		Other Assets and Liabilities - Net	1.2	1,685,312
		Net Assets	100.0%	$139,552,183

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $126,491,186.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,881,146
		Gross Unrealized Depreciation		(7,505,461)
		Net Unrealized Appreciation		$11,375,685

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Growth and Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$135,242,731	$—	$—	$135,242,731
Real Estate Investment Trusts	339,680	—	—	339,680
Short-Term Investments	2,172,500	—	111,960	2,284,460
Total Investments, at value	$137,754,911	$—	$111,960	$137,866,871

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	111,960	—	—	—	—	—	—	—	111,960
Total Investments, at value	$111,960	$—	$—	$—	$—	$—	$—	$—	$111,960

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Consumer Discretionary: 27.1%
198,711	@, L	Amazon.com, Inc.	$31,209,550
264,528	@	DirecTV	11,012,301
423,285		McDonald’s Corp.	31,538,965
343,091		Nike, Inc.	27,495,313
257,386	L	Nordstrom, Inc.	9,574,759
49,416	@	Priceline.com, Inc.	17,213,569
248,105	L	Tiffany & Co.	11,658,454
327,332	L	TJX Cos., Inc.	14,608,827
450,906		Walt Disney Co.	14,929,498
39,915	L	Whirlpool Corp.	3,231,518
123,148	L	Wynn Resorts Ltd.	10,685,552
314,911		Yum! Brands, Inc.	14,504,801
			197,663,107
		Consumer Staples: 2.1%
139,838	L	Estee Lauder Cos., Inc.	8,841,957
113,668	L	Mead Johnson Nutrition Co.	6,468,846
			15,310,803
		Energy: 4.9%
362,439		Anadarko Petroleum Corp.	20,677,145
164,620		EOG Resources, Inc.	15,304,721
			35,981,866
		Financials: 9.3%
81,875		Goldman Sachs Group, Inc.	11,837,488
322,654		PNC Financial Services Group, Inc.	16,748,969
938,698		US Bancorp.	20,294,651
769,048		Wells Fargo & Co.	19,326,176
			68,207,284
		Health Care: 2.0%
387,708		Merck & Co., Inc.	14,271,531
			14,271,531
		Industrials: 14.1%
100,529	L	Cummins, Inc.	9,105,917
402,576		Danaher Corp.	16,348,611
134,604	L	Eaton Corp.	11,103,484
119,125	L	FedEx Corp.	10,185,188
294,204		General Dynamics Corp.	18,478,953
44,304	L	Precision Castparts Corp.	5,642,114
393,615		Union Pacific Corp.	32,197,706
			103,061,973
		Information Technology: 19.8%
178,831	@	Apple, Inc.	50,743,296
341,009	@	Baidu.com ADR	34,994,344
191,984		Broadcom Corp.	6,794,314
822,733	@, L	Cisco Systems, Inc.	18,017,853
426,100	@, L	EMC Corp.	8,654,091
539,539		Oracle Corp.	14,486,622
98,955	@, L	Salesforce.com, Inc.	11,063,169
			144,753,689
		Materials: 15.4%
388,146		BHP Billiton PLC ADR	24,810,292
983,430		Dow Chemical Co.	27,004,988
436,889		Monsanto Co.	20,940,090
245,827		PPG Industries, Inc.	17,896,206
244,313	L	Praxair, Inc.	22,051,691
			112,703,267
		Telecommunication Services: 2.7%
282,118	@	American Tower Corp.	14,461,369
120,190	@	Crown Castle International Corp.	5,306,389
			19,767,758
		Total Common Stock
		(Cost $584,919,897)	711,721,278
PREFERRED STOCK: 0.5%
		Financials: 0.5%
131,480	P, L	Wells Fargo & Co.	3,593,348
		Total Preferred Stock
		(Cost $2,516,649)	3,593,348
		Total Long-Term Investments
		(Cost $587,436,546)	715,314,626
SHORT-TERM INVESTMENTS: 9.6%
		Affiliated Mutual Fund: 5.3%
38,866,408		ING Institutional Prime Money Market Fund - Class I	38,866,408
		Total Mutual Fund
		(Cost $38,866,408)	38,866,408

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 4.3%
$29,237,877		BNY Mellon Overnight Government Fund (1)		$29,237,877
2,402,610	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,922,088
		Total Securities Lending Collateral
		(Cost $31,640,487)		31,159,965
		Total Short-Term Investments
		(Cost $70,506,895)		70,026,373
		Total Investments in Securities
		(Cost $657,943,441)*	107.5%	$785,340,999
		Other Assets and Liabilities - Net	(7.5)	(54,981,512)
		Net Assets	100.0%	$730,359,487

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $664,298,360.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$137,041,274
		Gross Unrealized Depreciation		(15,998,635)
		Net Unrealized Appreciation		$121,042,639

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$711,721,278	$—	$—	$711,721,278
Preferred Stock	—	3,593,348	—	3,593,348
Short-Term Investments	68,104,285	—	1,922,088	70,026,373
Total Investments, at value	$779,825,563	$3,593,348	$1,922,088	$785,340,999

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	1,922,088	—	—	—	—	—	—	—	1,922,088
Total Investments, at value	$1,922,088	$—	$—	$—	$—	$—	$—	$—	$1,922,088

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.3%
		Argentina: 1.0%
64,900	@, L	Mercadolibre, Inc.	$4,684,482
			4,684,482
		Belgium: 1.5%
114,697		Anheuser-Busch InBev NV	6,752,141
			6,752,141
		Bermuda: 1.2%
181,047	L	SeaDrill Ltd. ADR	5,261,086
			5,261,086
		Brazil: 8.5%
124,200		Anhanguera Educacional Participacoes S.A.	2,202,128
602,600		BR Malls Participacoes S.A.	4,975,368
1,293,800	@	OGX Petroleo e Gas Participacoes S.A.	16,837,752
826,100		PDG Realty S.A. Empreendimentos e Participacoes	9,823,364
141,600		Vale S.A. ADR	4,427,832
			38,266,444
		Canada: 3.0%
139,755		Canadian National Railway Co.	8,947,115
4,354		Teck Cominco Ltd.	179,029
101,405		Teck Cominco Ltd. - Class B	4,170,920
			13,297,064
		China: 4.6%
1,086,000	@	Alibaba.com Ltd.	2,255,192
42,017	@	Baidu.com ADR	4,311,785
75,000	@	Ctrip.com International Ltd. ADR	3,581,250
583,000	I	Ping An Insurance Group Co. of China Ltd.	5,918,952
200,600		Tencent Holdings Ltd.	4,369,217
			20,436,396
		Denmark: 2.4%
68,456		Novo-Nordisk A/S	6,774,266
30,120		Novozymes A/S	3,825,066
			10,599,332
		France: 7.5%
203,795		Accor S.A.	7,450,575
63,399		BNP Paribas	4,524,877
54,931		Pernod-Ricard S.A.	4,595,202
137,140	L	Publicis Groupe	6,518,959
81,567		Schneider Electric S.A.	10,362,455
			33,452,068
		Germany: 11.4%
93,439		Adidas AG	5,783,182
207,024		BASF AG	13,054,382
142,294	@	DaimlerChrysler AG	9,005,264
353,549	@	Infineon Technologies AG	2,448,770
66,713		Metro AG	4,341,120
101,964		Siemens AG	10,755,987
170,189		ThyssenKrupp AG	5,548,757
			50,937,462
		Hong Kong: 5.1%
2,253,400		CNOOC Ltd.	4,373,750
899,000		Hang Lung Properties Ltd.	4,377,995
2,524,000		Li & Fung Ltd.	14,139,036
			22,890,781
		India: 2.7%
244,973		ICICI Bank Ltd. ADR	12,211,904
			12,211,904
		Indonesia: 0.2%
177,000		PT Astra International Tbk	1,123,237
			1,123,237
		Israel: 2.9%
249,134		Teva Pharmaceutical Industries Ltd. ADR	13,141,819
			13,141,819
		Japan: 12.0%
202,800		Canon, Inc.	9,471,985
115,586		Daikin Industries Ltd.	4,349,684
157,500		FamilyMart Co., Ltd.	5,647,556
245,000	L	Honda Motor Co., Ltd.	8,718,111
281,700		Komatsu Ltd.	6,553,465
1,237,000		Marubeni Corp.	6,994,511
337,900		Matsushita Electric Industrial Co., Ltd.	4,589,117
3,929,800		Mizuho Financial Group, Inc.	5,700,435
5,816		Yahoo! Japan Corp.	2,009,726
			54,034,590
		Luxembourg: 1.4%
64,500	L	Millicom International Cellular S.A.	6,188,775
			6,188,775

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Singapore: 1.3%
1,852,500		CapitaLand Ltd.		$5,716,959
				5,716,959
		South Africa: 2.5%
487,001		MTN Group Ltd.		8,795,426
51,281		Naspers Ltd.		2,502,397
				11,297,823
		Spain: 5.9%
969,313	L	Banco Bilbao Vizcaya Argentaria S.A.		13,116,892
165,751		Inditex S.A.		13,176,543
				26,293,435
		Sweden: 0.7%
128,829		Assa Abloy AB		3,256,098
				3,256,098
		Switzerland: 4.8%
99,620		Credit Suisse Group		4,244,137
123,261		Nestle S.A.		6,570,728
28,408		Swatch Group AG - BR		10,701,321
				21,516,186
		Taiwan: 1.1%
187,750		High Tech Computer Corp.		4,264,461
207,145		HON HAI Precision Industry Co., Ltd.		776,875
				5,041,336
		United Kingdom: 12.2%
229,103	@	Autonomy Corp. PLC		6,528,628
895,812		Barclays PLC		4,210,563
517,669		Compass Group PLC		4,319,313
638,120		HSBC Holdings PLC		6,455,178
119,383		Reckitt Benckiser PLC		6,575,289
470,553		Rolls-Royce Group PLC		4,469,003
196,095		Standard Chartered PLC		5,630,753
1,001,084		Tesco PLC		6,677,813
484,563		Tullow Oil PLC		9,699,989
				54,566,529
		United States: 0.4%
21,387	@, L	Core Laboratories NV		1,882,911
				1,882,911
		Total Common Stock
		(Cost $367,709,514)		422,848,858
SHORT-TERM INVESTMENTS: 7.0%
		Affiliated Mutual Fund: 3.2%
14,490,433		ING Institutional Prime Money Market Fund - Class I		14,490,433
		Total Mutual Fund
		(Cost $14,490,433)		14,490,433
		Securities Lending Collateral(cc): 3.8%
16,450,887		BNY Mellon Overnight Government Fund (1)		16,450,887
901,350	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		721,080
		Total Securities Lending Collateral
		(Cost $17,352,237)		17,171,967
		Total Short-Term Investments
		(Cost $31,842,670)		31,662,400
		Total Investments in Securities
		(Cost $399,552,184)*	101.3%	$454,511,258
		Other Assets and Liabilities - Net	(1.3)	(5,983,601)
		Net Assets	100.0%	$448,527,657

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $411,164,128.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$58,521,688
		Gross Unrealized Depreciation		(15,174,558)
		Net Unrealized Appreciation		$43,347,130

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	23.1%
Consumer Staples	9.2
Energy	8.5
Financials	17.2
Health Care	4.4
Industrials	12.5
Information Technology	9.2
Materials	6.9
Telecommunication Services	3.3
Short-Term Investments	7.0
Other Assets and Liabilities - Net	(1.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Argentina	$4,684,482	$—	$—	$4,684,482
Belgium	6,752,141	—	—	6,752,141
Bermuda	5,261,086	—	—	5,261,086
Brazil	38,266,444	—	—	38,266,444
Canada	13,118,035	179,029	—	13,297,064
China	14,517,444	5,918,952	—	20,436,396
Denmark	10,599,332	—	—	10,599,332
France	33,452,068	—	—	33,452,068
Germany	50,937,462	—	—	50,937,462
Hong Kong	22,890,781	—	—	22,890,781
India	12,211,904	—	—	12,211,904
Indonesia	1,123,237	—	—	1,123,237
Israel	13,141,819	—	—	13,141,819
Japan	54,034,590	—	—	54,034,590
Luxembourg	6,188,775	—	—	6,188,775
Singapore	5,716,959	—	—	5,716,959
South Africa	11,297,823	—	—	11,297,823
Spain	26,293,435	—	—	26,293,435
Sweden	3,256,098	—	—	3,256,098
Switzerland	21,516,186	—	—	21,516,186
Taiwan	5,041,336	—	—	5,041,336
United Kingdom	54,566,529	—	—	54,566,529
United States	1,882,911	—	—	1,882,911
Total Common Stock	416,750,877	6,097,981	—	422,848,858
Short-Term Investments	30,941,320	—	721,080	31,662,400
Total Investments, at value	$447,692,197	$6,097,981	$721,080	$454,511,258

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	721,080	—	—	—	—	—	—	—	721,080
Total Investments, at value	$721,080	$—	$—	$—	$—	$—	$—	$—	$721,080

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 59.2%
		Consumer Discretionary: 4.7%
16,770		Advance Auto Parts, Inc.	$984,064
27,730	@	Apollo Group, Inc. - Class A	1,423,936
155,860		Comcast Corp. – Special Class A	2,651,179
68,220		Hasbro, Inc.	3,036,472
55,260		Home Depot, Inc.	1,750,637
73,820		Johnson Controls, Inc.	2,251,510
85,110	@	Kohl’s Corp.	4,483,595
41,340		McDonald’s Corp.	3,080,243
42,634		Nike, Inc.	3,416,689
136,970		Omnicom Group	5,407,576
97,030	@	Pulte Homes, Inc.	849,983
32,998		Stanley Black & Decker, Inc.	2,022,117
142,310		Staples, Inc.	2,977,125
12,010		Starwood Hotels & Resorts Worldwide, Inc.	631,126
72,340		Target Corp.	3,865,850
51,240		Time Warner, Inc.	1,570,506
218,050		Walt Disney Co.	7,219,636
			47,622,244
		Consumer Staples: 7.7%
75,037		Altria Group, Inc.	1,802,389
27,240		Clorox Co.	1,818,542
125,058		CVS Caremark Corp.	3,935,575
371,547		Diageo PLC	6,394,506
166,570		General Mills, Inc.	6,086,468
26,480		Groupe Danone	1,587,024
31,800	L	Heineken NV	1,649,544
21,128		JM Smucker Co.	1,278,878
58,383		Kellogg Co.	2,948,925
70,010		Kroger Co.	1,516,417
187,445		Nestle S.A.	9,992,213
130,630		PepsiCo, Inc.	8,679,057
301,150		Philip Morris International, Inc.	16,870,423
122,344		Procter & Gamble Co.	7,336,970
122,170		Walgreen Co.	4,092,695
17,140		Wal-Mart Stores, Inc.	917,333
			76,906,959
		Energy: 7.5%
30,980		Anadarko Petroleum Corp.	1,767,409
117,480		Apache Corp.	11,484,845
131,797		Chevron Corp.	10,682,147
30,188		Devon Energy Corp.	1,954,371
43,680		EOG Resources, Inc.	4,060,930
244,654		ExxonMobil Corp.	15,117,171
39,130		Halliburton Co.	1,294,029
107,800		Hess Corp.	6,373,136
57,800		National Oilwell Varco, Inc.	2,570,366
35,060	@	Noble Corp.	1,184,677
44,540		Noble Energy, Inc.	3,344,509
61,150		Occidental Petroleum Corp.	4,788,045
19,430		Schlumberger Ltd.	1,197,082
47,900	@	Southwestern Energy Co.	1,601,776
67,888		Total S.A. ADR	3,503,021
32,650	@	Transocean Ltd.	2,099,069
119,152		Williams Cos., Inc.	2,276,995
			75,299,578
		Financials: 12.8%
90,940		ACE Ltd.	5,297,255
36,780		Aflac, Inc.	1,901,894
66,320		Allstate Corp.	2,092,396
122,630		AON Corp.	4,796,059
763,670		Bank of America Corp.	10,011,714
507,566		Bank of New York Mellon Corp.	13,262,700
135,390		Charles Schwab Corp.	1,881,921
37,490		Chubb Corp.	2,136,555
18,090		Deutsche Boerse AG	1,207,120
22,235		Franklin Resources, Inc.	2,376,922
95,400		Goldman Sachs Group, Inc.	13,792,932
516,820		J.P. Morgan Chase & Co.	19,675,337
176,770		Marshall & Ilsley Corp.	1,244,461
309,790		Metlife, Inc.	11,911,426
73,050		PNC Financial Services Group, Inc.	3,792,026
157,760		Prudential Financial, Inc.	8,547,437
57,600		Regions Financial Corp.	418,752
171,010		State Street Corp.	6,440,237
137,770		Travelers Cos., Inc.	7,177,817
377,110		Wells Fargo & Co.	9,476,774

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
66,530		Zions Bancorp.	$1,421,081
			128,862,816
		Health Care: 6.5%
191,620		Abbott Laboratories	10,010,229
39,249		Bayer AG	2,735,664
65,290		Becton Dickinson & Co.	4,837,989
67,490		GlaxoSmithKline PLC	1,331,229
241,770		Johnson & Johnson	14,980,069
175,870		Medtronic, Inc.	5,905,715
40,300		Merck & Co., Inc.	1,483,443
594,298		Pfizer, Inc.	10,204,097
10,630		Roche Holding AG - Genusschein	1,452,399
127,910	@	St. Jude Medical, Inc.	5,031,979
78,220	@	Thermo Fisher Scientific, Inc.	3,745,174
44,680	@	Waters Corp.	3,162,450
			64,880,437
		Industrials: 7.3%
92,480		3M Co.	8,018,941
24,510		Canadian National Railway Co.	1,569,130
195,720		Danaher Corp.	7,948,189
24,380		Dun & Bradstreet Corp.	1,807,533
49,980		Eaton Corp.	4,122,850
37,900		Fluor Corp.	1,877,187
95,390		General Electric Co.	1,550,088
17,360		Goodrich Corp.	1,279,953
92,700		Honeywell International, Inc.	4,073,238
231,050		Lockheed Martin Corp.	16,469,244
101,840		Northrop Grumman Corp.	6,174,559
12,840		Precision Castparts Corp.	1,635,174
12,720		Union Pacific Corp.	1,040,496
33,180		United Parcel Service, Inc. - Class B	2,212,774
184,390		United Technologies Corp.	13,134,100
			72,913,456
		Information Technology: 5.1%
153,190		Accenture PLC	6,509,043
253,530	@	Cisco Systems, Inc.	5,552,307
31,590	@	eBay, Inc.	770,796
4,270	@	Google, Inc. - Class A	2,245,123
142,259		Hewlett-Packard Co.	5,984,836
287,250		Intel Corp.	5,523,818
64,180		International Business Machines Corp.	8,609,105
17,490		Mastercard, Inc.	3,917,760
338,768		Oracle Corp.	9,095,921
17,890		Visa, Inc.	1,328,511
103,500		Western Union Co.	1,828,845
			51,366,065
		Materials: 2.1%
89,720		Air Products & Chemicals, Inc.	7,430,610
42,170		EI Du Pont de Nemours & Co.	1,881,625
19,300		Monsanto Co.	925,049
99,100		PPG Industries, Inc.	7,214,480
36,050		Sherwin-Williams Co.	2,708,797
25,310	L	United States Steel Corp.	1,109,590
			21,270,151
		Telecommunication Services: 2.8%
571,856		AT&T, Inc.	16,355,068
57,678		CenturyTel, Inc.	2,275,974
3,644,860		Vodafone Group PLC	8,993,142
			27,624,184
		Utilities: 2.7%
80,200		American Electric Power Co., Inc.	2,905,646
28,960		CenterPoint Energy, Inc.	455,251
35,490		CMS Energy Corp.	639,530
27,010		Dominion Resources, Inc.	1,179,257
50,320		Entergy Corp.	3,850,990
34,932		NextEra Energy, Inc.	1,899,951
75,780	@	NRG Energy, Inc.	1,577,740
99,800		Pacific Gas & Electric Co.	4,532,916
139,020		PPL Corp.	3,785,515
145,170		Public Service Enterprise Group, Inc.	4,802,224
24,470		Sempra Energy	1,316,486
			26,945,506
		Total Common Stock
		(Cost $526,822,525)	593,691,396
PREFERRED STOCK: 0.2%
		Energy: 0.2%
26,850		Apache Corp.	1,569,047
			1,569,047
		Utilities: 0.0%
9,570		PPL Corp.	545,203
			545,203
		Total Preferred Stock
		(Cost $1,847,865)	2,114,250

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.3%
		Consumer Discretionary: 0.9%
$1,028,000		COX Communications, Inc., 4.625%, due 06/01/13	$1,109,568
1,080,000		DirecTV Holdings, LLC, 4.600%, due 02/15/21	1,112,093
1,329,000		Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,083,669
339,000	L	Limited Brands, 5.250%, due 11/01/14	347,475
819,000		News America Holdings, 8.500%, due 02/23/25	1,042,450
1,029,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,337,454
1,779,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,911,763
942,000		Wyndham Worldwide Corp., 6.000%, due 12/01/16	983,978
			8,928,450
		Consumer Staples: 0.6%
1,090,000	#	Anheuser-Busch InBev Worldwide, Inc., 8.000%, due 11/15/39	1,548,332
952,000		CVS Caremark Corp., 6.125%, due 08/15/16	1,125,208
437,000		Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	541,504
965,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	1,115,356
689,000		Philip Morris International, Inc., 4.875%, due 05/16/13	756,858
1,119,000	#	SABMiller PLC, 5.500%, due 08/15/13	1,231,378
			6,318,636
		Energy: 1.2%
1,140,000		Anadarko Petroleum Corp., 6.450%, due 09/15/36	1,144,954
261,000		BP Capital Markets PLC, 4.500%, due 10/01/20	267,438
1,024,000		CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	1,179,815
768,000		Enterprise Products Operating L.P., 6.500%, due 01/31/19	896,470
250,000		Hess Corp., 8.125%, due 02/15/19	329,233
659,000		Husky Energy, Inc., 5.900%, due 06/15/14	733,825
676,000		Husky Energy, Inc., 7.250%, due 12/15/19	827,690
1,459,000		Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,495,978
15,000		Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	17,582
420,000		Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	510,025
1,403,000		Petro-Canada, 6.050%, due 05/15/18	1,635,895
646,000		Petroleos Mexicanos, 8.000%, due 05/03/19	804,270
925,000	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	1,011,643
778,000		Spectra Energy Capital, LLC, 8.000%, due 10/01/19	986,401
			11,841,219
		Financials: 4.6%
750,000	#	Achmea Hypotheekbank NV, 3.200%, due 11/03/14	798,039
892,000		American Express Co., 5.500%, due 09/12/16	1,013,051
800,000		Asian Development Bank, 2.750%, due 05/21/14	849,074
521,000	#, L	Banco Bradesco S.A./Cayman Islands, 6.750%, due 09/29/19	566,588
996,000	#, I	Banco Santander Chile S.A., 3.750%, due 09/22/15	1,011,926
617,000		Bank of America Corp., 5.490%, due 03/15/19	629,486
420,000		Bank of America Corp., 7.375%, due 05/15/14	483,117
590,000		Bank of America Corp., 7.625%, due 06/01/19	700,797
558,000	#	BNP Paribas, 7.195%, due 12/31/49	558,000
365,000		Boston Properties, Inc., 5.000%, due 06/01/15	400,223
1,125,000	#	BPCE S.A., 12.500%, due 08/29/49	1,148,174
1,268,000		Capital One Financial Corp., 6.150%, due 09/01/16	1,391,906
1,854,000		Chubb Corp., 6.375%, due 03/29/67	1,844,730
610,000	#	Commonwealth Bank of Australia, 5.000%, due 10/15/19	662,481
1,637,000		CommonWealth REIT, 6.250%, due 08/15/16	1,745,489
1,230,000		Credit Suisse New York, 5.500%, due 05/01/14	1,378,946
320,000	#	Crown Castle Towers LLC, 4.883%, due 08/15/20	331,251
605,000	#	Crown Castle Towers LLC, 6.113%, due 01/15/20	669,566
837,000	#	DBS Capital Funding Corp., 7.657%, due 03/31/49	854,786
421,000		General Electric Capital Corp., 5.450%, due 01/15/13	458,123
1,113,000		Goldman Sachs Group, Inc., 5.625%, due 01/15/17	1,180,161
650,000		HSBC Bank USA NA, 4.875%, due 08/24/20	679,281
1,400,000	#	Irish Life & Permanent Group Holdings PLC, 3.600%, due 01/14/13	1,323,395
1,020,000		J.P. Morgan Chase & Co., 6.300%, due 04/23/19	1,184,035
128,000		J.P. Morgan Chase Bank NA, 7.000%, due 11/01/39	131,828
490,000		J.P. Morgan Chase Capital XXII, 6.450%, due 02/02/37	492,228
64,000		Kimco Realty Corp., 6.000%, due 11/30/12	69,396
1,400,000		Kreditanstalt fuer Wiederaufbau, 4.875%, due 06/17/19	1,651,049
990,000		Merrill Lynch & Co., Inc., 6.150%, due 04/25/13	1,082,448
280,000		MetLife, Inc., 4.750%, due 02/08/21	297,663
480,000	#	Metropolitan Life Global Funding I, 5.125%, due 04/10/13	522,740
470,000	#	Metropolitan Life Global Funding I, 5.125%, due 06/10/14	521,854
927,000		Morgan Stanley, 5.750%, due 10/18/16	1,003,286
1,320,000		Morgan Stanley, 6.625%, due 04/01/18	1,465,608
497,000	#, L	Nordea Bank AB, 5.424%, due 12/29/49	471,533
932,000		PNC Funding Corp., 5.625%, due 02/01/17	1,018,988
220,000		Prudential Financial, Inc., 5.375%, due 06/21/20	238,263
370,000		Prudential Financial, Inc., 6.625%, due 06/21/40	426,042
1,960,000	#	Royal Bank of Scotland PLC, 2.625%, due 05/11/12	2,011,196
1,228,000		Simon Property Group LP, 5.875%, due 03/01/17	1,412,548
1,500,000	#	Svenska Handelsbanken AB, 4.875%, due 06/10/14	1,640,960

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$540,000		Toyota Motor Credit Corp., 3.200%, due 06/17/15	$573,484
1,782,000		UBS Preferred Funding Trust V, 6.243%, due 05/29/49	1,728,540
1,280,000	#	Unicredit Luxembourg Finance S.A., 6.000%, due 10/31/17	1,328,992
1,619,000	#	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,637,214
432,000		Vornado Realty LP, 4.750%, due 12/01/10	433,892
687,000		Wachovia Corp., 5.250%, due 08/01/14	747,398
314,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 6.750%, due 09/02/19	372,671
2,157,000	#	Woori Bank, 6.125%, due 05/03/16	2,186,626
150,000	#	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	141,279
430,000	#	ZFS Finance USA Trust V, 6.500%, due 05/09/37	404,200
			45,874,551
		Health Care: 0.5%
980,000		CareFusion Corp., 6.375%, due 08/01/19	1,167,996
442,000		Hospira, Inc., 5.550%, due 03/30/12	474,397
832,000		Hospira, Inc., 6.050%, due 03/30/17	956,801
460,000		Pfizer, Inc., 7.200%, due 03/15/39	628,067
1,510,000	#	Roche Holdings, Inc., 6.000%, due 03/01/19	1,832,423
			5,059,684
		Industrials: 0.6%
873,000	#	Atlas Copco AB, 5.600%, due 05/22/17	970,132
1,754,000	#	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	1,937,716
22,000		CRH America, Inc., 6.950%, due 03/15/12	23,493
99,000		CSX Corp., 6.750%, due 03/15/11	101,505
1,283,000	I	Kennametal, Inc., 7.200%, due 06/15/12	1,333,595
1,182,000		Tyco Electronics Group S.A., 6.550%, due 10/01/17	1,384,453
			5,750,894
		Information Technology: 0.1%
1,504,000		Western Union Co., 5.400%, due 11/17/11	1,570,745
			1,570,745
		Materials: 0.2%
900,000		ArcelorMittal, 5.250%, due 08/05/20	908,747
512,000		ArcelorMittal, 6.125%, due 06/01/18	554,587
252,000		Vale Overseas Ltd., 4.625%, due 09/15/20	261,535
198,000		Vale Overseas Ltd., 6.875%, due 11/10/39	227,890
			1,952,759
		Telecommunication Services: 0.6%
1,070,000		AT&T, Inc., 6.550%, due 02/15/39	1,248,712
319,000	#	Qtel International Finance Ltd., 7.875%, due 06/10/19	387,255
1,230,000		Rogers Communications, Inc., 6.800%, due 08/15/18	1,521,848
653,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	702,087
1,854,000		Verizon New York, Inc., 6.875%, due 04/01/12	2,000,496
			5,860,398
		Utilities: 1.0%
1,933,761	I	Bruce Mansfield Unit, 6.850%, due 06/01/34	2,066,972
902,000	#	EDP Finance BV, 6.000%, due 02/02/18	929,248
940,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	998,697
858,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	974,469
377,000		Midamerican Funding, LLC, 6.927%, due 03/01/29	450,168
1,319,000		Oncor Electric Delivery Co., 7.000%, due 09/01/22	1,660,465
765,000		PSEG Power, LLC, 5.320%, due 09/15/16	857,332
991,000		PSEG Power, LLC, 6.950%, due 06/01/12	1,086,021
359,641	#, I	System Energy Resources, Inc., 5.129%, due 01/15/14	367,076
588,728		W3A Funding Corp., 8.090%, due 01/02/17	599,198
			9,989,646
		Total Corporate Bonds/Notes
		(Cost $95,143,112)	103,146,982
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.9%
		Federal Home Loan Mortgage Corporation##: 5.0%
2,870,000	W	4.000%, due 06/15/40	2,935,470
9,236,895		4.500%, due 08/01/18-06/01/39	9,702,875
17,396,503		5.000%, due 03/01/18-09/01/39	18,370,746
1,064,000		5.085%, due 03/25/19	1,199,140
7,108,612		5.500%, due 01/01/19-02/01/37	7,629,459
7,251,014		6.000%, due 04/01/16-05/01/37	7,884,179
2,268,390		6.500%, due 05/01/34-02/01/38	2,506,307
			50,228,176
		Federal National Mortgage Association##: 7.1%
145,355		4.010%, due 08/01/13	154,362
440,348		4.021%, due 08/01/13	467,237
3,429,564		4.500%, due 04/01/18-09/01/35	3,626,867
698,251		4.589%, due 05/01/14	758,777
362,576		4.630%, due 04/01/14	394,279
88,110		4.767%, due 04/01/13	93,410
716,438		4.791%, due 12/01/12	754,631
389,524		4.841%, due 08/01/14	425,651
29,094		4.845%, due 06/01/13	31,299
18,934		4.872%, due 02/01/14	20,423
377,798		4.880%, due 03/01/20	423,161
660,069		4.922%, due 04/01/15	733,549
248,000		4.940%, due 08/01/15	265,522
11,267,471		5.000%, due 11/01/17-11/01/39	11,947,965

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association## (continued)
$8,344		5.190%, due 11/01/15	$9,400
330,000		5.370%, due 05/01/18	375,011
15,966		5.371%, due 02/01/13	17,210
16,261		5.450%, due 04/01/17	18,469
285,613		5.466%, due 11/01/15	321,484
25,484,144		5.500%, due 11/01/17-08/01/38	27,405,893
315,869		5.660%, due 02/01/16	357,711
196,218		5.725%, due 07/01/16	217,396
14,275,937		6.000%, due 02/01/17-07/01/37	15,564,677
6,206		6.237%, due 09/01/11	6,341
208,829		6.330%, due 03/01/11	210,627
4,527,574		6.500%, due 06/01/31-07/01/37	5,020,631
1,046,000		6.625%, due 11/15/10	1,054,438
248,014		7.500%, due 02/01/30-02/01/32	283,436
			70,959,857
		Government National Mortgage Association: 1.8%
2,870,000	W	4.500%, due 11/15/35	3,013,500
1,861,925		4.500%, due 07/20/33-06/15/40	1,979,122
6,343,096		5.000%, due 07/20/33-09/15/39	6,769,654
3,177,342		5.500%, due 11/15/32-12/15/33	3,436,900
2,593,351		6.000%, due 09/15/32-04/20/35	2,841,270
			18,040,446
		Other U.S. Agency Obligations: 0.0%
425,000		Financing Corp., 9.650%, due 11/02/18	643,475
			643,475
		Total U.S. Government Agency Obligations
		(Cost $131,616,127)	139,871,954
U.S. TREASURY OBLIGATIONS: 10.8%
		U.S. Treasury Notes: 10.8%
12,065,000		1.375%, due 10/15/12-01/15/13	12,300,059
4,247,000		1.500%, due 12/31/13	4,353,506
19,882,000		1.875%, due 04/30/14	20,619,821
1,682,000		2.000%, due 11/30/13	1,751,120
663,000		2.625%, due 02/29/16	704,697
7,423,000		2.750%, due 10/31/13	7,895,058
4,105,000		3.125%, due 09/30/13	4,407,103
3,800,000		3.500%, due 05/31/13	4,101,032
16,303,000		3.750%, due 11/15/18	18,216,059
4,501,000		3.875%, due 02/15/13	4,866,004
3,377,000		4.500%, due 02/15/36-08/15/39	3,872,830
485,000		4.750%, due 08/15/17	575,900
5,949,000		5.000%, due 05/15/37	7,387,914
1,016,000		5.125%, due 06/30/11-05/15/16	1,210,693
4,272,000		5.250%, due 02/15/29	5,399,406
357,000		5.375%, due 02/15/31	459,693
1,500,000		6.000%, due 02/15/26	2,025,704
390,000		6.750%, due 08/15/26	567,328
390,000	L	8.000%, due 11/15/21	588,291
4,440,000		8.500%, due 02/15/20	6,702,318
57,000		9.875%, due 11/15/15	81,203
		Total U.S. Treasury Obligations
		(Cost $102,603,223)	108,085,739
ASSET-BACKED SECURITIES: 1.1%
		Credit Card Asset-Backed Securities: 0.2%
1,874,000		Household Credit Card Master Note Trust I, 0.807%, due 07/15/13	1,873,222
			1,873,222
		Home Equity Asset-Backed Securities: 0.1%
1,126,337	#, I	Bayview Financial Revolving Mortgage Loan Trust, 1.856%, due 12/28/40	493,561
865,492		GMAC Mortgage Corp. Loan Trust, 5.805%, due 10/25/36	488,126
1,204,000		Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	450,715
			1,432,402
		Other Asset-Backed Securities: 0.8%
1,134,757	#, I	Anthracite CDO I Ltd., 0.706%, due 05/24/17	1,062,473
843,300	#, I	Capital Trust Re CDO Ltd., 5.160%, due 06/25/35	843,806
919,000		Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	669,728
519,322		Small Business Administration, 4.770%, due 04/01/24	560,905
726,351		Small Business Administration, 4.990%, due 09/01/24	790,330
2,510,127		Small Business Administration, 5.110%, due 08/01/25	2,752,220
834,271		Small Business Administration, 5.180%, due 05/01/24	906,585
363,568		Structured Asset Securities Corp., 4.670%, due 03/25/35	360,808
			7,946,855
		Total Asset-Backed Securities
		(Cost $12,835,648)	11,252,479
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.2%
2,000,000		Banc of America Commercial Mortgage, Inc., 5.934%, due 02/10/51	2,155,094
29,856	#	BlackRock Capital Finance LP, 7.750%, due 09/25/26	18,317
3,050,000		Citigroup Commercial Mortgage Trust, 5.887%, due 12/10/49	3,271,229

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$990,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, due 12/11/49		$1,027,953
1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40		1,448,896
1,468,743		Crest G-Star, 0.769%, due 11/28/16		1,396,224
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39		112,949
1,180,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42		1,182,715
1,452,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37		1,446,826
1,660,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.404%, due 05/15/41		1,797,326
1,000,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 6.006%, due 06/15/49		1,035,452
1,037,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 6.062%, due 04/15/45		1,151,234
789,000		Merrill Lynch Mortgage Trust, 6.020%, due 06/12/50		224,122
1,442,297		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.748%, due 06/12/50		1,473,846
5,633,055	#, ^	Morgan Stanley Capital I, 1.148%, due 11/15/30		135,166
772,000		RAAC Series, 4.971%, due 09/25/34		794,537
1,163,539	#, I	Spirit Master Funding, LLC, 5.050%, due 07/20/23		1,041,030
2,400,000		Wachovia Bank Commercial Mortgage Trust, 6.102%, due 02/15/51		2,510,890
		Total Collateralized Mortgage Obligations
		(Cost $22,005,908)		22,223,806
MUNICIPAL BONDS: 0.2%
		Massachusetts: 0.1%
1,015,000		Massachusetts Health & Educational Facilities Authority, 5.500%, due 07/01/32		1,307,594
				1,307,594
		New Jersey: 0.1%
900,000		New Jersey State Turnpike Authority, 7.414%, due 01/01/40		1,122,768
				1,122,768
		Total Municipal Bonds
		(Cost $2,179,513)		2,430,362
OTHER BONDS: 0.3%
		Foreign Government Bonds: 0.3%
102,000		Peru Government International Bond, 7.350%, due 07/21/25		132,855
1,800,000	#, I	Russian Foreign Bond - Eurobond, 3.625%, due 04/29/15		1,822,500
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, due 05/05/14		657,849
		Total Other Bonds
		(Cost $2,504,917)		2,613,204
		Total Long-Term Investments
		(Cost $897,558,838)		985,430,172
SHORT-TERM INVESTMENTS: 2.4%
		Commercial Paper: 2.1%
21,176,000		BNP Paribas Finance, 0.200%, due 10/01/10		21,175,941
		Total Commercial Paper
		(Cost $21,175,941)		21,175,941

Shares				Value
		Securities Lending Collateral(cc): 0.3%
1,333,681		BNY Mellon Overnight Government Fund (1)		$1,333,681
2,385,323	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,908,259
		Total Securities Lending Collateral
		(Cost $3,719,004)		3,241,940
		Total Short-Term Investments
		(Cost $24,894,945)		24,417,881
		Total Investments in Securities
		(Cost $922,453,783)*	100.6%	$1,009,848,053
		Other Assets and Liabilities - Net	(0.6)	(6,482,607)
		Net Assets	100.0%	$1,003,365,446

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	*	Cost for federal income tax purposes is $950,894,884.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$104,089,474
		Gross Unrealized Depreciation		(45,136,305)
		Net Unrealized Appreciation		$58,953,169

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$593,691,396	$—	$—	$593,691,396
Preferred Stock	—	2,114,250	—	2,114,250
Corporate Bonds/Notes	—	103,146,982	—	103,146,982
U.S. Government Agency Obligations	—	139,871,954	—	139,871,954
U.S. Treasury Obligations	—	108,085,739	—	108,085,739
Asset-Backed Securities	—	8,852,639	2,399,840	11,252,479
Collateralized Mortgage Obligations	—	22,223,806	—	22,223,806
Municipal Bonds	—	2,430,362	—	2,430,362
Other Bonds	—	2,613,204	—	2,613,204
Short-Term Investments	1,333,681	21,175,941	1,908,259	24,417,881
Total Investments, at value	$595,025,077	$410,514,877	$4,308,099	$1,009,848,053

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Asset-Backed Securities	509,497	1,906,231	(85,693)	5,948	1,023	62,834	—	—	2,399,840
Short-Term Investments	1,908,259	—	—	—	—	—	—	—	1,908,259
Total Investments, at value	$2,417,756	$1,906,231	$(85,693)	$5,948	$1,023	$62,834	$—	$—	$4,308,099

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $62,834.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 92.0%

		Consumer Discretionary: 9.5%
125,000		Cablevision Systems Corp.	$3,273,750
740,400		Comcast Corp. – Special Class A	12,594,204
37,255	@	Kabel Deutschland Holding AG	1,477,930
162,226		Time Warner Cable, Inc.	8,758,582
907,200		Virgin Media, Inc.	20,883,744
			46,988,210
		Energy: 13.7%
20,800		Apache Corp.	2,033,408
94,940		Consol Energy, Inc.	3,508,982
1,006,010		El Paso Corp.	12,454,404
388,630		EQT Corp.	14,013,998
71,800		Niska Gas Storage Partners LLC	1,392,920
3,300		Occidental Petroleum Corp.	258,390
395,190		QEP Resources, Inc.	11,911,027
75,100		Southern Union Co.	1,806,906
25,900	@	Southwestern Energy Co.	866,096
154,330		Spectra Energy Corp.	3,480,142
4,100	@	Transocean Ltd.	263,589
838,041		Williams Cos., Inc.	16,014,964
			68,004,826
		Telecommunication Services: 20.9%
55,820		America Movil S.A.B de CV	2,976,881
105,000	@	American Tower Corp.	5,382,300
436,060		Cellcom Israel Ltd.	13,243,142
225,000		CenturyTel, Inc.	8,878,500
64,700	@	Crown Castle International Corp.	2,856,505
68,800		France Telecom S.A.	1,488,034
91,100		Frontier Communications Corp.	744,287
158,625		Mobile Telesystems Finance S.A. ADR	3,367,609
202,440		MTN Group Ltd.	3,656,144
178,300	@	NII Holdings, Inc.	7,328,130
337,200		Partner Communications ADR	6,157,272
300,100		Portugal Telecom SGPS S.A.	3,992,098
912,400		Qwest Communications International, Inc.	5,720,748
703,900		Telecom Italia S.p.A. RNC	794,309
200,480		Telefonica S.A.	4,976,145
156,408	@	Telenet Group Holding NV	5,248,093
81,900		Tim Participacoes S.A. ADR	2,701,881
292,900		Vivo Participacoes S.A. ADR	7,958,093
3,487,110		Vodafone Group PLC	8,603,917
376,614		Windstream Corp.	4,628,586
4,563,500	@	XL Axiata Tbk PT	2,761,109
			103,463,783
		Utilities: 47.9%
981,880	@	AES Corp.	11,144,338
81,300		Alliant Energy Corp.	2,955,255
357,510		American Electric Power Co., Inc.	12,952,587
169,550		American Water Works Co., Inc.	3,945,429
462,590	@	Calpine Corp.	5,759,246
430,800		CenterPoint Energy, Inc.	6,772,176
134,140		CEZ A/S	5,992,415
136,780	@	China Hydroelectric Corp. ADR	801,531
185,500		Cia de Saneamento de Minas Gerais-COPASA	2,837,317
86,700		Cia Paranaense de Energia ADR	1,929,075
1,040,770		CMS Energy Corp.	18,754,672
183,390		Constellation Energy Group, Inc.	5,912,494
91,800		CPFL Energia S.A.	2,110,532
240,000		DPL, Inc.	6,271,200
150,466		E.ON AG	4,437,463
69,150		EDP - Energias do Brasil S.A.	1,482,720
179,350		Enagas	3,642,250
2,602,200		Energias de Portugal S.A.	8,921,381
144,500		Entergy Corp.	11,058,585
64,300		FirstEnergy Corp.	2,478,122
253,300		Fortum OYJ	6,634,205
81,600		International Power PLC	497,105
1,080,480		National Grid PLC	9,164,868
90,700		NextEra Energy, Inc.	4,933,173
193,700		NiSource, Inc.	3,370,380
181,700		Northeast Utilities	5,372,869
354,114	@	NRG Energy, Inc.	7,372,653
133,500		NV Energy, Inc.	1,755,525
147,200		OGE Energy Corp.	5,868,864
252,700		Pacific Gas & Electric Co.	11,477,634
334,700		PPL Corp.	9,113,881
379,220		Public Service Enterprise Group, Inc.	12,544,598

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		Utilities (continued)
329,090		Questar Corp.	$5,768,948
189,506		Red Electrica de Espana	8,924,710
69,800	@	RRI Energy, Inc.	251,350
28,800		Scottish & Southern Energy PLC	506,143
151,220		Sempra Energy	8,135,636
588,900		Tractebel Energia S.A.	8,805,656
114,800		Wisconsin Energy Corp.	6,635,440
10,700		Xcel Energy, Inc.	248,534
			237,540,960
		Total Common Stock
		(Cost $400,314,396)	455,997,779

PREFERRED STOCK: 5.3%

		Energy: 1.6%
46,360		Apache Corp.	2,709,163
4,430		El Paso Corp.	5,101,145
			7,810,308
		Utilities: 3.7%
273,387		AES Tiete S.A.	3,629,002
65,400		Cia Paranaense de Energia	1,432,848
187,520		Eletropaulo Metropolitana de Sao Paulo S.A.	3,338,122
37,810		Great Plains Energy, Inc.	2,393,751
86,000		NextEra Energy, Inc.	4,566,600
52,830		PPL Corp.	3,009,725
			18,370,048
		Total Preferred Stock
		(Cost $22,996,833)	26,180,356

Principal Amount				Value

CORPORATE BONDS/NOTES: 1.0%

		Telecommunication Services: 1.0%
$3,184,000		Virgin Media, Inc., 6.500%, due 11/15/16		$4,704,360

		Total Corporate Bonds/Notes
		(Cost $2,852,696)		4,704,360

		Total Long-Term Investments
		(Cost $426,163,925)		486,882,495

SHORT-TERM INVESTMENTS: 2.2%

		Commercial Paper: 2.2%
8,895,000		General Electric Capital Corp., 0.000%, due 10/01/10		8,894,970
2,169,000		United Technologies Corp., 0.000%, due 10/01/10		2,168,989

		Total Short-Term Investments
		(Cost $11,063,959)		11,063,959

		Total Investments in Securities
		(Cost $437,227,884)*	100.5%	$497,946,454
		Other Assets and Liabilities — Net	(0.5)	(2,376,084)
		Net Assets	100.0%	$495,570,370

	@	Non-income producing security
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $446,871,837.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$71,501,909
		Gross Unrealized Depreciation		(20,427,292)
		Net Unrealized Appreciation		$51,074,617

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$455,997,779	$—	$—	$455,997,779
Preferred Stock	10,793,723	15,386,633	—	26,180,356
Corporate Bonds/Notes	—	4,704,360	—	4,704,360
Short-Term Investments	—	11,063,959	—	11,063,959
Total Investments, at value	$466,791,502	$31,154,952	$—	$497,946,454
Other Financial Instruments+:
Forward foreign currency contracts	—	418,007	—	418,007
Total Assets	$466,791,502	$31,572,959	$—	$498,364,461

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(2,901,393)	$—	$(2,901,393)
Total Liabilities	$—	$(2,901,393)	$—	$(2,901,393)

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)

EU Euro
EUR 96,927	BUY	10/12/10	$123,045	$132,125	$9,080

EU Euro
EUR 56,214	BUY	10/12/10	73,185	76,628	3,443

EU Euro
EUR 216,870	BUY	10/12/10	274,883	295,623	20,740

EU Euro
EUR 133,021	BUY	10/12/10	179,268	181,325	2,057

EU Euro
EUR 336,006	BUY	10/12/10	441,162	458,021	16,859

EU Euro
EUR 12,092	BUY	10/12/10	15,333	16,483	1,150

EU Euro
EUR 807,757	BUY	10/12/10	1,055,200	1,101,080	45,880

EU Euro
EUR 763,287	BUY	10/12/10	962,715	1,040,462	77,747

EU Euro
EUR 364,190	BUY	10/14/10	464,134	496,432	32,298

EU Euro
EUR 133,459	BUY	10/12/10	170,779	181,923	11,144

British Pound
GBP 38,083	BUY	10/12/10	58,907	59,820	913

EU Euro
EUR 12,476	BUY	10/12/10	15,807	17,007	1,200

British Pound
GBP 34,823	BUY	10/14/10	53,721	54,698	977
					$223,488

British Pound
GBP 7,723,067	SELL	10/12/10	$12,324,238	$12,131,056	$193,182

EU Euro
EUR 1,175,585	SELL	10/12/10	1,485,093	1,602,479	(117,386)

British Pound
GBP 7,723,067	SELL	10/12/10	11,719,368	12,131,056	(411,688)

EU Euro
EUR 77,648	SELL	10/12/10	103,683	105,844	(2,161)

EU Euro
EUR 12,658	SELL	10/12/10	17,055	17,254	(199)

EU Euro
EUR 378,568	SELL	10/12/10	487,039	516,038	(28,999)

EU Euro
EUR 208,351	SELL	10/12/10	262,518	284,010	(21,492)

EU Euro
EUR 40,318	SELL	10/12/10	51,103	54,959	(3,856)

EU Euro
EUR 2,816,984	SELL	12/15/10	3,585,767	3,837,930	(252,163)

British Pound
GBP 70,231	SELL	10/12/10	110,378	110,316	62

EU Euro
EUR 1,819,321	SELL	10/12/10	2,293,027	2,479,977	(186,950)

EU Euro
EUR 51,020	SELL	10/12/10	66,262	69,548	(3,286)

EU Euro
EUR 1,497,606	SELL	12/15/10	1,906,618	2,040,376	(133,758)

EU Euro
EUR 1,113,054	SELL	12/15/10	1,417,052	1,516,453	(99,401)

EU Euro
EUR 16,332,858	SELL	12/15/10	20,775,558	22,252,295	(1,476,737)

EU Euro
EUR 1,814,858	SELL	12/15/10	2,309,606	2,472,608	(163,002)

British Pound
GBP 93,806	SELL	10/12/10	148,622	147,347	1,275

EU Euro
EUR 9,585	SELL	10/12/10	13,025	13,065	(40)

EU Euro
EUR 65,978	SELL	10/12/10	89,661	89,936	(275)
					$(2,706,874)

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value

COMMON STOCK: 97.0%

		Finland: 3.1%
210,957		Kone OYJ		$10,915,398
				10,915,398
		France: 2.5%
150,797	L	Groupe Danone		9,037,704
				9,037,704
		Ireland: 3.3%
279,351		Accenture PLC		11,869,624
				11,869,624
		Japan: 2.7%
388,900		Kao Corp.		9,486,847
				9,486,847
		Netherlands: 2.5%
691,037		Reed Elsevier NV		8,729,231
				8,729,231
		Sweden: 4.9%
653,982		Swedish Match AB		17,472,299
				17,472,299
		Switzerland: 8.9%
437,053		Nestle S.A.		23,298,177
141,751		Novartis AG		8,158,896
				31,457,073
		United Kingdom: 31.3%
233,634		Admiral Group PLC		6,122,611
848,431		British American Tobacco PLC		31,685,191
446,295		Diageo PLC		7,680,955
349,419		Experian Group Ltd.		3,808,260
706,312		Imperial Tobacco Group PLC		21,069,706
421,930		Reckitt Benckiser PLC		23,238,749
595,424		Unilever PLC		17,233,505
				110,838,977
		United States: 37.8%
113,981		Brown-Forman Corp.		7,025,789
514,773		Dr Pepper Snapple Group, Inc.		18,284,737
331,350		Kellogg Co.		16,736,489
115,748		Mead Johnson Nutrition Co.		6,587,219
571,023		Microsoft Corp.		13,984,353
529,014	L	Moody’s Corp.		13,214,770
296,479		Philip Morris International, Inc.		16,608,754
257,925		Procter & Gamble Co.		15,467,762
176,922		Scotts Miracle-Gro Co.		9,152,175
179,642		Visa, Inc.		13,340,215
121,253		Weight Watchers International, Inc.		3,781,881
				134,184,144
		Total Common Stock
		(Cost $303,556,914)		343,991,297

SHORT-TERM INVESTMENTS: 0.2%

		Securities Lending Collateral(cc): 0.2%
52,903		BNY Mellon Overnight Government Fund (1)		52,903
727,587	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		582,069
		Total Short-Term Investments
		(Cost $780,490)		634,972
		Total Investments in Securities
		(Cost $304,337,404)*	97.2%	$344,626,269
		Other Assets and Liabilities - Net	2.8	10,058,458
		Net Assets	100.0%	$354,684,727

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

	*	Cost for federal income tax purposes is $306,551,992.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$47,833,095
		Gross Unrealized Depreciation		(9,758,818)
		Net Unrealized Appreciation		$38,074,277

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	3.5%
Consumer Staples	67.9
Financials	5.5
Health Care	2.3
Industrials	4.2
Information Technology	11.0
Materials	2.6
Short-Term Investments	0.2
Other Assets and Liabilities - Net	2.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$343,991,297	$—	$—	$343,991,297
Short-Term Investments	52,903	—	582,069	634,972
Total Investments, at value	$344,044,200	$—	$582,069	$344,626,269

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	582,069	—	—	—	—	—	—	—	582,069
Total Investments, at value	$582,069	$—	$—	$—	$—	$—	$—	$—	$582,069

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 49.7%

		Austria: 0.0%
225		Erste Bank der Oesterreichischen Sparkassen AG	$9,041
114		OMV AG	4,271
			13,312
		Belgium: 0.2%
954		Anheuser-Busch InBev NV	56,161
632		Delhaize Group	45,922
4,210		Fortis	12,071
393		Groupe Bruxelles Lambert S.A.	32,769
205	@	KBC Groep NV	9,202
194		Umicore	8,393
			164,518
		Bermuda: 0.1%
501	@, S	Marvell Technology Group Ltd.	8,773
472		SeaDrill Ltd. ADR	13,716
752	S	Tyco Electronics Ltd.	21,973
200		Tyco International Ltd.	7,346
			51,808
		Denmark: 0.3%
1		AP Moller - Maersk A/S - Class A	8,105
5		AP Moller - Maersk A/S - Class B	41,629
459		Carlsberg A/S	47,758
27		Coloplast A/S	3,224
1,001	@	Danske Bank A/S	24,030
760		Novo-Nordisk A/S	75,208
682	@	Vestas Wind Systems A/S	25,698
			225,652
		Finland: 0.2%
1,151		Fortum OYJ	30,146
468		Kone OYJ	24,215
6,220		Nokia OYJ	62,486
575		Sampo OYJ	15,536
664		UPM-Kymmene OYJ	11,391
			143,774
		France: 2.2%
107		Accor S.A.	3,912
513		Air Liquide	62,743
4,685	@	Alcatel S.A.	15,832
809		Alstom	41,275
115	@	Atos Origin	5,201
2,988		AXA S.A.	52,384
900		BNP Paribas	64,234
196		Bouygues S.A.	8,444
417		Capgemini S.A.	20,936
795		Carrefour S.A.	42,854
182		Christian Dior S.A.	23,818
365		Cie de Saint-Gobain	16,310
340		Cie Generale D’Optique Essilor International S.A.	23,413
234		Compagnie Generale des Etablissements Michelin	17,844
681		Credit Agricole S.A.	10,668
109		Dassault Systemes S.A.	8,021
107	@	Edenred	2,119
390		Electricite de France	16,835
3,356		France Telecom S.A.	72,585
2,594		Gaz de France	93,089
794		Groupe Danone	47,587
109		Hermes International	24,927
540		Lafarge S.A.	30,911
385		L’Oreal S.A.	43,362
558		LVMH Moet Hennessy Louis Vuitton S.A.	81,958
360		Pernod-Ricard S.A.	30,115
272		PPR	44,129
455	@	Renault S.A.	23,451
3,415		Sanofi-Aventis	227,323
280		Schneider Electric S.A.	35,572

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		France (continued)
989		Societe Generale	$57,187
194		Sodexho Alliance S.A.	12,613
429		Suez Environnement S.A.	7,935
266		Technip S.A.	21,434
4,417		Total S.A.	228,230
164		Vallourec	16,310
991		Veolia Environnement	26,113
1,003		Vinci S.A.	50,417
3,330		Vivendi	91,270
			1,703,361
		Germany: 1.7%
518		Adidas AG	32,060
843		Allianz AG	95,240
1,736		BASF AG	109,468
1,173		Bayer AG	81,758
569		Bayerische Motoren Werke AG	39,912
155		Beiersdorf AG	9,488
92		Celesio AG	2,002
1,919	@	Commerzbank AG	15,899
1,445	@	DaimlerChrysler AG	91,449
1,374		Deutsche Bank AG	75,220
400		Deutsche Boerse AG	26,691
4,165		Deutsche Post AG	75,523
6,566		Deutsche Telekom AG	89,839
3,315		E.ON AG	97,764
38		Fresenius AG	3,039
346		Fresenius Medical Care AG & Co. KGaA	21,369
482		HeidelbergCement AG	23,215
232		Henkel KGaA	10,496
1,979	@	Infineon Technologies AG	13,707
366		K+S AG	21,895
403		Linde AG	52,419
139		MAN AG	15,132
100		Merck KGaA	8,397
288		Muenchener Rueckversicherungs AG	39,883
624		RWE AG	42,142
61		Salzgitter AG	3,948
1,739		SAP AG	86,009
952		Siemens AG	100,425
957		ThyssenKrupp AG	31,202
38		Volkswagen AG	4,187
			1,319,778
		Ireland: 0.1%
551	S	Accenture PLC	23,412
200		Covidien PLC	8,038
1,255		CRH PLC	20,693
200		Ingersoll-Rand PLC	7,142
			59,285
		Israel: 0.2%
3,400		Teva Pharmaceutical Industries Ltd. ADR	179,350
			179,350
		Italy: 0.6%
191		Altantia S.p.A.	3,965
1,971		Assicurazioni Generali S.p.A.	39,793
1,267		Banche Popolari Unite Scpa	12,308
1,271		Banco Popolare Scarl	7,636
14,131		Enel S.p.A.	75,540
5,075		ENI S.p.A.	109,658
1,458		Fiat S.p.A	22,574
300		Finmeccanica S.p.A.	3,571
14,074		Intesa Sanpaolo S.p.A.	45,846
595		Saipem S.p.A.	23,915
6,603		Snam Rete Gas S.p.A.	33,491
23,875		Telecom Italia S.p.A.	33,446
32,272		UniCredito Italiano S.p.A.	82,646
			494,389
		Japan: 6.1%
13,000		Amada Co., Ltd.	89,225
6,000		Asahi Diamond Industrial Co. Ltd	115,414
1,100		Canon, Inc.	51,377
6,600		Casio Computer Co., Ltd.	49,085

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		Japan (continued)
9,200		Daibiru Corp.	$68,229
29,000		Daifuku Co., Ltd.	147,881
31,000	@	Dainippon Screen Manufacturing Co., Ltd.	159,927
40,000		Daiwa Securities Group, Inc.	161,491
900		East Japan Railway Co.	54,377
6,700		Fuji Machine Manufacturing Co., Ltd.	100,570
9,000		Fujitsu Ltd.	63,322
6,000		Hitachi Capital Corp.	81,826
4,500		Hitachi High-Technologies Corp.	83,188
21,300		Japan Securities Finance Co., Ltd.	121,986
3,100		JSR Corp.	52,891
14,000		Kaneka Corp.	84,210
7,000		Maeda Corp.	19,029
6,400		Matsushita Electric Industrial Co., Ltd.	86,920
14,000		Minebea Co., Ltd.	72,173
12,500		Mitsubishi Chemical Holdings Corp.	63,556
2,500		Mitsubishi Corp.	59,398
11,000		Mitsubishi Estate Co., Ltd.	179,065
8,000		Mitsui Fudosan Co., Ltd.	134,980
27,000		Mitsui Mining & Smelting Co., Ltd.	77,380
17,000		Mitsui OSK Lines Ltd.	106,960
41,000		Mitsui Trust Holdings, Inc.	136,302
29,000		NEC Corp.	77,113
17,000		Nippon Sheet Glass Co., Ltd.	37,116
23,000		Nippon Steel Corp.	78,316
3,200		Nippon Telegraph & Telephone Corp.	140,167
16,300		Nissan Motor Co., Ltd.	142,746
6,000		Obayashi Corp.	23,955
6,000		Ricoh Co., Ltd.	85,006
16,000		Sanwa Shutter Corp.	47,428
9,000		Sekisui Chemical Co., Ltd.	54,573
12,000		Sekisui House Ltd.	107,996
8,900		Shin-Etsu Polymer Co., Ltd.	50,299
4,600		Sony Corp.	142,010
6,000		Sumitomo Electric Industries Ltd.	73,176
5,400		Sumitomo Mitsui Financial Group, Inc.	157,366
91,000		Sumitomo Osaka Cement Co., Ltd.	156,320
24,000		Sumitomo Trust & Banking Co., Ltd.	120,260
1,900		Suzuki Motor Corp.	40,048
105,000		Taiheiyo Cement Corp.	123,361
15,000		Teijin Ltd.	49,620
3,400		THK Co., Ltd.	63,844
2,500		Tokyo Electron Ltd.	125,447
2,900		Toyota Motor Corp.	103,938
25,000		Tsubakimoto Chain Co.	103,001
3,700		Union Tool Co.	92,980
8,500		Yamaha Motor Co., Ltd.	127,935
			4,744,783
		Luxembourg: 0.1%
1,494		ArcelorMittal	49,288
926		SES S.A.	22,291
1,192		Tenaris S.A.	22,933
			94,512
		Netherlands: 1.0%
1,679	@	Aegon NV	10,079
617		Akzo Nobel NV	38,046
717		ASML Holding NV	21,346
570	@	European Aeronautic Defence and Space Co. NV	14,224
670		Heineken NV	34,755
2,893		Koninklijke Ahold NV	39,046
500		Koninklijke DSM NV	25,658
1,220		Koninklijke Philips Electronics NV	38,387
184	@	Randstad Holdings NV	8,360
474		Reed Elsevier NV	5,988
6,826		Royal Dutch Shell PLC - Class A	205,699
6,145		Royal Dutch Shell PLC - Class B	179,528
1,872		Royal KPN NV	29,004
1,094		TNT NV	29,442
3,201		Unilever NV	95,857
291		Wolters Kluwer NV	6,116
			781,535

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		Norway: 0.2%
1,285		DnB NOR ASA	$17,541
867		Norsk Hydro ASA	5,254
1,458		Orkla ASA	13,466
2,613		Statoil ASA	54,691
2,359		Telenor ASA	37,051
185		Yara International ASA	8,408
			136,411
		Portugal: 0.0%
1,794		Energias de Portugal S.A.	6,151
1,822		Portugal Telecom SGPS S.A.	24,237
			30,388
		Spain: 0.9%
1,336		Abertis Infraestructuras S.A.	24,924
249		Acerinox S.A.	4,438
573		ACS Actividades de Construccion y Servicios S.A.	28,632
6,872		Banco Bilbao Vizcaya Argentaria S.A.	92,993
1,658		Banco De Sabadell S.A.	8,307
915		Banco Popular Espanol S.A.	5,815
15,298		Banco Santander Central Hispano S.A.	194,167
1,080		Cintra Concesiones DE Infrae	10,129
5,958		Iberdrola S.A.	45,943
378		Inditex S.A.	30,049
271		Indra Sistemas S.A.	5,177
147		Red Electrica de Espana	6,923
1,873		Repsol YPF S.A.	48,285
7,920		Telefonica S.A.	196,584
			702,366
		Sweden: 0.8%
2,431		Atlas Copco AB - Class A	47,017
1,177		Atlas Copco AB - Class B	20,774
500		Electrolux AB	12,327
200		Getinge AB	4,676
1,687		Hennes & Mauritz AB	61,225
1,657		Investor AB	33,737
213		Millicom International Cellular S.A.	20,339
3,813		Nordea Bank AB	39,839
4,051		Sandvik AB	62,200
1,825		Skandinaviska Enskilda Banken AB	13,586
475		Skanska AB	8,721
1,154		SKF AB - B Shares	26,616
1,100		Svenska Cellulosa AB - B Shares	16,765
1,034		Svenska Handelsbanken AB	33,975
483		Swedish Match AB	12,904
8,649		Telefonaktiebolaget LM Ericsson	94,853
4,741		TeliaSonera AB	38,450
4,245	@	Volvo AB - B Shares	62,552
			610,556
		Switzerland: 2.0%
4,912	@	ABB Ltd.	103,717
100		ACE Ltd.	5,825
137	@	Actelion Ltd. - Reg	5,488
242		Adecco S.A.	12,651
1,077		Compagnie Financiere Richemont S.A.	51,964
2,601		Credit Suisse Group	110,811
20		Givaudan	20,467
441		Holcim Ltd.	28,338
595		Julius Baer Group Ltd.	21,675
234		Kuehne & Nagel International AG	28,121
6,426		Nestle S.A.	342,554
130		Nobel Biocare Holding AG	2,337
3,118		Novartis AG	179,466
1,042		Roche Holding AG - Genusschein	142,371
17		SGS S.A.	27,486
171		Sonova Holding AG - Reg	20,904
1,320		STMicroelectronics NV	10,101
9		Straumann Holding AG	2,009
100		Swatch Group AG - BR	37,670
331		Swiss Reinsurance	14,520
95		Swisscom AG	38,358
176		Syngenta AG	43,782

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		Switzerland (continued)
169		Synthes, Inc.	$19,561
6,886	@	UBS AG - Reg	117,239
3,950		Xstrata PLC	75,663
364		Zurich Financial Services AG	85,333
			1,548,411
		United Kingdom: 4.6%
544		Amec PLC	8,433
2,251		Anglo American PLC	89,352
574		Antofagasta PLC	11,158
3,830		AstraZeneca PLC	194,412
704	@	Autonomy Corp. PLC	20,062
5,912		Aviva PLC	37,059
9,889		BAE Systems PLC	53,252
37,631		Barclays PLC	176,876
5,493		BG Group PLC	96,716
3,825		BHP Billiton PLC	121,988
36,097		BP PLC	246,977
2,960		British American Tobacco PLC	110,543
2,668		British Sky Broadcasting PLC	29,650
13,066		BT Group PLC	28,709
664		Burberry Group PLC	10,868
2,358	@	Cairn Energy PLC	16,828
1,771		Capita Group PLC	21,883
1,002		Carnival PLC	39,516
7,968		Centrica PLC	40,507
3,766		Compass Group PLC	31,423
5,306		Diageo PLC	91,319
2,400		Experian Group Ltd.	26,157
1,060		Firstgroup PLC	6,045
7,127		GlaxoSmithKline PLC	140,579
3,872		Group 4 Securicor PLC	15,519
33,912		HSBC Holdings PLC	343,051
1,502		Imperial Tobacco Group PLC	44,806
642		Inmarsat PLC	6,702
1,064		International Power PLC	6,482
1,965		J Sainsbury PLC	12,073
622		Johnson Matthey PLC	17,220
5,474		Kingfisher PLC	20,171
9,803		Legal & General Group PLC	15,945
76,294	@	Lloyds TSB Group PLC	88,513
1,046		Marks & Spencer Group PLC	6,389
6,376		National Grid PLC	54,083
495		National Grid PLC-SP ADR	21,156
355		Next PLC	12,375
16,326		Old Mutual PLC	35,630
3,244		Pearson PLC	50,305
3,609		Prudential PLC	36,064
120		Randgold Resources Ltd.	12,134
1,080		Reckitt Benckiser PLC	59,483
3,004		Reed Elsevier PLC	25,402
2,454		Rio Tinto PLC	143,763
6,391		Rolls-Royce Group PLC	60,698
14,279		Royal & Sun Alliance Insurance Group	29,340
15,761	@	Royal Bank of Scotland Group PLC	11,691
1,520		SABMiller PLC	48,661
2,054		Sage Group PLC	8,924
2,750		Scottish & Southern Energy PLC	48,330
900		Shire PLC	20,261
1,989		Smith & Nephew PLC	18,137
1,352		Smiths Group PLC	25,932
2,922		Standard Chartered PLC	83,904
4,288		Standard Life PLC	15,593
17,606		Tesco PLC	117,442
1,616		Tullow Oil PLC	32,349
2,784		Unilever PLC	80,578
139		Vedanta Resources PLC	4,732
104,407		Vodafone Group PLC	257,609
4,768		WM Morrison Supermarkets PLC	22,175
777	@	Wolseley PLC	19,536
5,736		WPP PLC	63,598
			3,647,068

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		United States: 28.4%
200		3M Co.	$17,342
12,753	S	Abbott Laboratories	666,217
100		Abercrombie & Fitch Co.	3,932
551	@, S	Adobe Systems, Inc.	14,409
100		Advance Auto Parts, Inc.	5,868
1,253	@, S	AES Corp.	14,222
200		Aetna, Inc.	6,322
1,200		Aflac, Inc.	62,052
301	@, S	Agilent Technologies, Inc.	10,044
30		Air Products & Chemicals, Inc.	2,485
12,611	S	Alcoa, Inc.	152,719
1,801	S	Allergan, Inc.	119,821
300		Allstate Corp.	9,465
601	S	Altera Corp.	18,126
600		Altria Group, Inc.	14,412
200	@	Amazon.com, Inc.	31,412
782		Ameren Corp.	22,209
700		American Electric Power Co., Inc.	25,361
3,052	S	American Express Co.	128,276
501	@, S	American Tower Corp.	25,681
300		Ameriprise Financial, Inc.	14,199
701	S	AmerisourceBergen Corp.	21,493
852	@, S	Amgen, Inc.	46,954
301	S	Amphenol Corp.	14,743
451	S	Anadarko Petroleum Corp.	25,730
105		Analog Devices, Inc.	3,295
100		AON Corp.	3,911
100		Apache Corp.	9,776
100	@, S	Apollo Group, Inc. - Class A	5,135
752	@, S	Apple, Inc.	213,380
13,703	S	Applied Materials, Inc.	160,051
13,200		Archer-Daniels-Midland Co.	421,344
2,400		AT&T, Inc.	68,640
9,500		Automatic Data Processing, Inc.	399,285
972		Avista Corp.	20,295
9,351		Avon Products, Inc.	300,261
351	S	Baker Hughes, Inc.	14,953
4,561		Bank of America Corp.	59,795
500		Bank of New York Mellon Corp.	13,065
701		Baxter International, Inc.	33,445
500		BB&T Corp.	12,040
251	S	Becton Dickinson & Co.	18,599
150	@	Bed Bath & Beyond, Inc.	6,512
196	@	Berkshire Hathaway, Inc.	16,205
3,800		Best Buy Co., Inc.	155,154
251	@, S	Biogen Idec, Inc.	14,086
251	@, S	BMC Software, Inc.	10,160
200		Boeing Co.	13,308
700	@	Boston Scientific Corp.	4,291
15,000		Bristol-Myers Squibb Co.	406,650
6,151	S	Broadcom Corp.	217,684
100	@	Bunge Ltd.	5,916
551	S	CA, Inc.	11,637
251	@, S	Cameron International Corp.	10,783
11,200		Campbell Soup Co.	400,400
351	S	Capital One Financial Corp.	13,882
100		Cardinal Health, Inc.	3,304
200	@, S	CareFusion Corp.	4,968
150	@	Carmax, Inc.	4,179
5,802	S	Caterpillar, Inc.	456,501
500		CBS Corp. - Class B	7,930
351	@, S	Celgene Corp.	20,221
25,100		CenterPoint Energy, Inc.	394,572
100		CenturyTel, Inc.	3,946
497		CH Energy Group, Inc.	21,948
150		CH Robinson Worldwide, Inc.	10,488
852	S	Charles Schwab Corp.	11,843
300		Chesapeake Energy Corp.	6,795
492		Chesapeake Utilities Corp.	17,820
5,900		Chevron Corp.	478,195

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		United States (continued)
7,800		Chubb Corp.	$444,522
100		Cigna Corp.	3,578
13,011	@, S	Cisco Systems, Inc.	284,941
11,577	@, S	Citigroup, Inc.	45,150
200	@, S	Citrix Systems, Inc.	13,648
1,450	S	Cliffs Natural Resources, Inc.	92,684
50	S	Clorox Co.	3,338
50		CME Group, Inc.	13,023
451	S	Coach, Inc.	19,375
2,254	S	Coca-Cola Co.	131,904
301	S	Coca-Cola Enterprises, Inc.	9,331
401	@, S	Cognizant Technology Solutions Corp.	25,852
501		Colgate-Palmolive Co.	38,507
1,000		Comcast Corp. — Class A	18,080
500		Comcast Corp. — Special Class A	8,505
200		ConAgra Foods, Inc.	4,388
7,800		ConocoPhillips	447,954
251	S	Consol Energy, Inc.	9,277
700		Consolidated Edison, Inc.	33,754
537		Constellation Energy Group, Inc.	17,313
10,152	S	Corning, Inc.	185,579
351		Costco Wholesale Corp.	22,636
50	S	CR Bard, Inc.	4,072
100	@, S	Cree, Inc.	5,429
401	@, S	Crown Castle International Corp.	17,704
3,200		CSX Corp.	177,024
1,029	S	CVS Caremark Corp.	32,383
500		D.R. Horton, Inc.	5,560
1,503	S	Danaher Corp.	61,037
381	S	Deere & Co.	26,586
1,904	@, S	Dell, Inc.	24,676
200		Devon Energy Corp.	12,948
952	@, S	DirecTV	39,632
501	S	Discover Financial Services	8,357
100	@	Dollar General Corp.	2,925
100	@	Dollar Tree, Inc.	4,876
700		Dominion Resources, Inc.	30,562
255	S	Dow Chemical Co.	7,002
711		DPL, Inc.	18,578
200		Dr Pepper Snapple Group, Inc.	7,104
455		DTE Energy Co.	20,898
1,800		Duke Energy Corp.	31,878
100		Eaton Corp.	8,249
1,152	@, S	eBay, Inc.	28,109
501	S	Ecolab, Inc.	25,421
1,166		Edison International	40,099
8,000		EI Du Pont de Nemours & Co.	356,960
1,303		El Paso Corp.	16,131
300		Eli Lilly & Co.	10,959
2,205	@, S	EMC Corp.	44,784
3,900		Emerson Electric Co.	205,374
212		Entergy Corp.	16,224
200		EOG Resources, Inc.	18,594
200		Estee Lauder Cos., Inc.	12,646
1,608		Exelon Corp.	68,469
5,650		Expedia, Inc.	159,387
351	S	Expeditors International Washington, Inc.	16,227
501	@, S	Express Scripts, Inc.	24,399
2,709		ExxonMobil Corp.	167,389
4,600		Family Dollar Stores, Inc.	203,136
301	S	FedEx Corp.	25,736
400		FirstEnergy Corp.	15,416
150	@, S	Fiserv, Inc.	8,073
401	S	Fluor Corp.	19,862
5,310	@, S	Ford Motor Co.	64,994
200	@	Forest Laboratories, Inc.	6,186
100		Fortune Brands, Inc.	4,923
650	S	Franklin Resources, Inc.	69,485
1,901	S	Freeport-McMoRan Copper & Gold, Inc.	162,326
312		Frontier Communications Corp.	2,549
200	@	GameStop Corp.	3,942

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		United States (continued)
200		Gap, Inc.	$3,728
100		General Dynamics Corp.	6,281
26,700		General Electric Co.	433,875
401		General Mills, Inc.	14,653
6,700		Genuine Parts Co.	298,753
200	@	Genworth Financial, Inc.	2,444
251	@, S	Genzyme Corp.	17,768
902	@, S	Gilead Sciences, Inc.	32,120
200		Goldman Sachs Group, Inc.	28,916
500	@, S	Google, Inc. - Class A	262,895
1,047		Great Plains Energy, Inc.	19,788
5,804	S	Halliburton Co.	191,938
200		Hartford Financial Services Group, Inc.	4,590
6,505	S	Hewlett-Packard Co.	273,665
200	S	HJ Heinz Co.	9,474
4,000		Home Depot, Inc.	126,720
1,353	S	Honeywell International, Inc.	59,451
251	@, S	Hospira, Inc.	14,310
469		Idacorp, Inc.	16,846
200		Illinois Tool Works, Inc.	9,404
7,400		Integrys Energy Group, Inc.	385,244
28,355	S	Intel Corp.	545,251
50	@	IntercontinentalExchange, Inc.	5,236
3,902	S	International Business Machines Corp.	523,414
100	S	International Paper Co.	2,175
351	@, S	Intuit, Inc.	15,377
50	@	Intuitive Surgical, Inc.	14,187
382	@	Invesco Ltd.	8,110
267		ITC Holdings Corp.	16,621
401	S	ITT Corp.	18,779
12,000		J.P. Morgan Chase & Co.	456,840
6,500		JC Penney Co., Inc.	176,670
7,803	S	Johnson & Johnson	483,474
1,253	S	Johnson Controls, Inc.	38,217
701	@, S	Juniper Networks, Inc.	21,275
401		Kellogg Co.	20,255
3,100	@	Kohl’s Corp.	163,308
600		Kraft Foods, Inc.	18,516
200		Kroger Co.	4,332
50	@, S	Laboratory Corp. of America Holdings	3,922
401	@, S	Las Vegas Sands Corp.	13,975
300		Leggett & Platt, Inc.	6,828
60	@	Liberty Media Corp. - Starz	3,893
251	@, S	Life Technologies Corp.	11,719
200		Limited Brands, Inc.	5,356
200		Lincoln National Corp.	4,784
443		Lockheed Martin Corp.	31,577
200		Loews Corp.	7,580
100		Lorillard, Inc.	8,031
852		Lowe’s Cos., Inc.	18,991
11,700		Marathon Oil Corp.	387,270
551	S	Marriott International, Inc.	19,742
200		Marsh & McLennan Cos., Inc.	4,824
100	S	Mastercard, Inc.	22,400
200		Mattel, Inc.	4,692
5,052	S	McDonald’s Corp.	376,425
301	S	McGraw-Hill Cos., Inc.	9,951
351	S	McKesson Corp.	21,685
100		Mead Johnson Nutrition Co.	5,691
351	@, S	Medco Health Solutions, Inc.	18,273
1,203	S	Medtronic, Inc.	40,397
684		Merck & Co., Inc.	25,178
300		Metlife, Inc.	11,535
1,152	@, S	Micron Technology, Inc.	8,306
20,114	S	Microsoft Corp.	492,592
100	@	Mohawk Industries, Inc.	5,330
501	S	Monsanto Co.	24,013
2,605	@, S	Motorola, Inc.	22,221
70		Murphy Oil Corp.	4,334
601	@, S	Mylan Laboratories	11,305
200	S	National Oilwell Varco, Inc.	8,894

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		United States (continued)
301	@, S	NetApp, Inc.	$14,987
500		Newell Rubbermaid, Inc.	8,905
700		News Corp. - Class A	9,142
700		NextEra Energy, Inc.	38,073
501	S	Nike, Inc.	40,150
1,800		Noble Energy, Inc.	135,162
100		Nordstrom, Inc.	3,720
2,000		Norfolk Southern Corp.	119,020
200	S	Northern Trust Corp.	9,648
5,400		Northrop Grumman Corp.	327,402
100		Nucor Corp.	3,820
11,151	@, S	Nvidia Corp.	130,244
215	S	Occidental Petroleum Corp.	16,835
1,002	S	Omnicom Group	39,559
3,357	S	Oracle Corp.	90,135
100	@	O’Reilly Automotive, Inc.	5,320
551	S	Paccar, Inc.	26,531
780		Pacific Gas & Electric Co.	35,428
251	S	Paychex, Inc.	6,900
2,601	S	Peabody Energy Corp.	127,475
5,353		PepsiCo, Inc.	355,653
100		Petsmart, Inc.	3,500
2,182		Pfizer, Inc.	37,465
7,554		Philip Morris International, Inc.	423,175
100		Pioneer Natural Resources Co.	6,503
400		PNC Financial Services Group, Inc.	20,764
100		PPG Industries, Inc.	7,280
700		PPL Corp.	19,061
451	S	Praxair, Inc.	40,707
251	S	Precision Castparts Corp.	31,965
50	@	Priceline.com, Inc.	17,417
200		Principal Financial Group, Inc.	5,184
1,900		Procter & Gamble Co.	113,943
700		Progress Energy, Inc.	31,094
600		Progressive Corp.	12,522
1,000		Prudential Financial, Inc.	54,180
1,754		Public Service Enterprise Group, Inc.	58,022
400	@	Pulte Homes, Inc.	3,504
1,503	S	Qualcomm, Inc.	67,815
150	S	Quest Diagnostics	7,571
100	S	Range Resources Corp.	3,813
5,700		Raytheon Co.	260,547
100		Reynolds American, Inc.	5,939
251	S	Rockwell Collins, Inc.	14,621
100		Ross Stores, Inc.	5,462
200		Safeway, Inc.	4,232
100	@, S	Salesforce.com, Inc.	11,180
251	@, S	Sandisk Corp.	9,199
200		Sara Lee Corp.	2,686
550		SCANA Corp.	22,176
1,311	S	Schlumberger Ltd.	80,771
777		Sempra Energy	41,803
1,800		Southern Co.	67,032
200		Southwest Airlines Co.	2,614
301	@, S	Southwestern Energy Co.	10,065
400		Spectra Energy Corp.	9,020
1,200	@	Sprint Nextel Corp.	5,556
501	@, S	St. Jude Medical, Inc.	19,709
100		Stanley Black & Decker, Inc.	6,128
451		Staples, Inc.	9,435
601	S	Starbucks Corp.	15,374
526	S	State Street Corp.	19,809
401	S	Stryker Corp.	20,070
300		SunTrust Bank	7,749
752	@, S	Symantec Corp.	11,408
300		Sysco Corp.	8,556
301	S	T. Rowe Price Group, Inc.	15,070
451		Target Corp.	24,101
1,235		TECO Energy, Inc.	21,390
826	S	Texas Instruments, Inc.	22,418
401	@, S	Thermo Fisher Scientific, Inc.	19,200

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		United States (continued)
100		Tiffany & Co.	$4,699
168		Time Warner Cable, Inc.	9,070
666		Time Warner, Inc.	20,413
251		TJX Cos., Inc.	11,202
200	@	Toll Brothers, Inc.	3,804
250	@	Transocean Ltd.	16,073
200		Travelers Cos., Inc.	10,420
200	@	Ultra Petroleum Corp.	8,396
551	S	Union Pacific Corp.	45,072
650		Unisource Energy Corp.	21,730
727	S	United Parcel Service, Inc. - Class B	48,484
200		United Technologies Corp.	14,246
400		UnitedHealth Group, Inc.	14,044
100	@	Urban Outfitters, Inc.	3,144
2,253	S	US Bancorp.	48,710
300		Valero Energy Corp.	5,253
14,500		Verizon Communications, Inc.	472,555
100		VF Corp.	8,102
255		Viacom - Class B	9,228
401	S	Visa, Inc.	29,778
651		Walgreen Co.	21,809
2,806		Wal-Mart Stores, Inc.	150,177
800		Walt Disney Co.	26,488
12,123	S	Waste Management, Inc.	433,276
3,400	@	Watson Pharmaceuticals, Inc.	143,854
952	@, S	Weatherford International Ltd.	16,279
200	@	WellPoint, Inc.	11,328
3,500		Wells Fargo & Co.	87,955
6,300	@, S	Western Digital Corp.	178,857
1,002	S	Western Union Co.	17,705
300		Williams Cos., Inc.	5,733
700		Xcel Energy, Inc.	16,079
200		Xerox Corp.	2,070
701	S	Xilinx, Inc.	18,654
1,002	@, S	Yahoo!, Inc.	14,198
8,001	S	Yum! Brands, Inc.	368,526
451	@, S	Zimmer Holdings, Inc.	23,601
			22,189,301
		Total Common Stock
		(Cost $37,508,859)	38,840,558

REAL ESTATE INVESTMENT TRUSTS: 1.0%

		France: 0.1%
303		Unibail	67,278
			67,278
		United Kingdom: 0.1%
1,799		British Land Co. PLC	13,155
2,760		Land Securities Group PLC	27,772
			40,927
		United States: 0.8%
7,000		Health Care Real Estate Investment Trust, Inc.	331,380
8,300		Plum Creek Timber Co., Inc.	292,990
300		Prologis	3,534
242	S	Simon Property Group, Inc.	22,443
			650,347
		Total Real Estate Investment Trusts
		(Cost $727,123)	758,552

MUTUAL FUNDS: 8.8%

		United States: 8.8%
339,475		Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio	3,381,166
52,658		Morgan Stanley Institutional Fund, Inc. - Capital Growth Portfolio	1,138,990
94,516		Morgan Stanley Institutional Fund, Inc. - Emerging Markets Debt Portfolio	1,292,030
73,954		Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio	1,107,837

		Total Mutual Funds
		(Cost $6,318,065)	6,920,023

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares		Value

PREFERRED STOCK: 0.1%

	Germany: 0.1%
258	Fresenius AG	$20,837
282	Henkel KGaA - Vorzug	15,146
69	Porsche AG	3,412
300	Volkswagen AG	36,190

	Total Preferred Stock
	(Cost $65,168)	75,585

RIGHTS: 0.0%

	France: 0.0%
234	Compagnie Generale des Etablissements Michelin	653
		653
	Germany: 0.0%
1,374	Deutsche Bank AG	6,650
		6,650
	Total Rights
	(Cost $-)	7,303

WARRANTS: 0.0%

	Italy: 0.0%
405	Unione di Banche Italiane SCPA	5

	Total Warrants
	(Cost $-)	5

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.7%

		Federal Home Loan Mortgage Corporation##: 1.7%
$1,240,000	S	5.500%, due 08/20/12		$1,356,414
				1,356,414
		Federal National Mortgage Association##: 2.0%
1,415,000	S	4.875%, due 05/18/12		1,516,504
				1,516,504
		Total U.S. Government Agency Obligations
		(Cost $2,754,880)		2,872,918

U.S. TREASURY OBLIGATIONS: 3.1%

		U.S. Treasury Notes: 3.1%
2,125,000	S	4.000%, due 08/15/18		2,416,856

		Total U.S. Treasury Obligations
		(Cost $2,150,935)		2,416,856

		Total Investments in Securities
		(Cost $49,525,030)*	66.4%	$51,891,800
		Other Assets and Liabilities - Net	33.6	26,271,122
		Net Assets	100.0%	$78,162,922

	@	Non-income producing security
	ADR	American Depositary Receipt
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $50,059,890.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,487,881
		Gross Unrealized Depreciation		(1,655,971)
		Net Unrealized Appreciation		$1,831,910

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	5.9%
Consumer Staples	5.1
Energy	4.6
Federal Home Loan Mortgage Corporation##	1.7
Federal National Mortgage Association##	2.0
Financials	7.8
Health Care	4.9
Industrials	6.9
Information Technology	7.1
Materials	3.5
Open-End Funds	8.8
Telecommunication Services	2.1
U.S. Treasury Notes	3.1
Utilities	2.9
Other Assets and Liabilities - Net	33.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$38,840,558	$—	$—	$38,840,558
Real Estate Investment Trusts	758,552	—	—	758,552
Mutual Funds	6,920,023	—	—	6,920,023
Preferred Stock	75,585	—	—	75,585
Rights	7,303	—	—	7,303
Warrants	—	5	—	5
U.S. Government Agency Obligations	—	2,872,918	—	2,872,918
U.S. Treasury Obligations	—	2,416,856	—	2,416,856
Total Investments, at value	$46,602,021	$5,289,779	$—	$51,891,800
Other Financial Instruments+:
Forward foreign currency contracts	—	201,883	—	201,883
Futures	191,277	—	—	191,277
Total Assets	$46,793,298	$5,491,662	$—	$52,284,960

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(56,718)	$—	$(56,718)
Futures	(59,899)	—	—	(59,899)
Total Liabilities	$(59,899)	$(56,718)	$—	$(116,617)

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING Morgan Stanley Global Tactical Asset Allocation Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro
EUR 145,936	BUY	10/21/10	$193,203	$198,917	$5,714

Australian Dollar
AUD 1,501,400	BUY	10/21/10	1,405,311	1,447,380	42,069

Australian Dollar
AUD 63,715	BUY	10/21/10	60,529	61,423	894

Canadian Dollar
CAD 2,082,558	BUY	10/21/10	2,031,685	2,023,113	(8,572)

Swiss Franc
CHF 754,795	BUY	10/21/10	764,541	768,275	3,734

EU Euro
EUR 219,373	BUY	10/21/10	284,637	299,015	14,378

EU Euro
EUR 503,319	BUY	10/21/10	686,593	686,046	(547)

British Pound
GBP 52,268	BUY	10/21/10	81,652	82,095	443

Hong Kong Sar Dollar
HKD 3,755,032	BUY	10/21/10	483,571	484,009	438

Japanese Yen
JPY 22,806,232	BUY	10/21/10	268,119	273,244	5,125

Norwegian Krone
NOK 258,456	BUY	10/21/10	42,629	43,896	1,267

Swedish Krona
SEK 355,240	BUY	10/21/10	51,578	52,674	1,096

Australian Dollar
AUD 1,565,600	BUY	10/21/10	1,465,371	1,509,270	43,899

Canadian Dollar
CAD 482,771	BUY	10/21/10	470,927	468,990	(1,937)

EU Euro
EUR 1,031,740	BUY	10/21/10	1,338,745	1,406,308	67,563

British Pound
GBP 321,085	BUY	10/21/10	497,483	504,313	6,830

Japanese Yen
JPY 13,073,838	BUY	10/21/10	157,480	156,639	(841)

Swedish Krona
SEK 71,364	BUY	10/21/10	10,074	10,582	508

Swiss Franc
CHF 80,292	BUY	10/21/10	80,542	81,726	1,184

Singapore Dollar
SGD 477,302	BUY	10/21/10	358,180	362,901	4,721
					$187,966

Brazilian Real
BRL 120,568	SELL	10/21/10	$69,620	$70,937	$(1,317)

British Pound
GBP 111,325	SELL	10/21/10	172,495	174,854	(2,359)

Norwegian Krone
NOK 82,233	SELL	10/21/10	13,563	13,966	(403)

Japanese Yen
JPY 31,405,304	SELL	10/21/10	378,291	376,271	2,020

Australian Dollar
AUD 205,142	SELL	10/21/10	191,992	197,761	(5,769)

Swiss Franc
CHF 612,602	SELL	10/21/10	615,594	623,543	(7,949)

British Pound
GBP 352,648	SELL	10/21/10	546,407	553,888	(7,481)

EU Euro
EUR 139,906	SELL	10/21/10	182,112	190,699	(8,587)

Swiss Franc
CHF 107,725	SELL	10/21/10	107,452	109,649	(2,197)

Australian Dollar
AUD 808,039	SELL	10/21/10	770,207	778,966	(8,759)
					$(42,801)

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Morgan Stanley Global Tactical Asset Allocation Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Contracts
ASX SPI 200® Index	17	12/16/10	$1,889,601	$(3,943)
CAC40® 10 Euro	10	10/15/10	505,766	(4,124)
DAX Index	2	12/17/10	425,403	(1,434)
Euro STOXX 50®	33	12/17/10	1,231,753	(19,071)
FTSE 100 Index	15	12/17/10	1,302,939	(3,316)
FTSE/MIB Index	1	12/17/10	139,058	(1,436)
Hang Seng Index	9	10/28/10	1,294,986	(1,716)
H-Shares Index	5	10/28/10	398,706	1,450
KOSPI 200 Index	8	12/09/10	855,076	38,147
NIKKEI 225 (OSE)	4	12/09/10	448,491	18,925
S&P 500 E-Mini	9	12/17/10	511,515	8,009
S&P/TSX 60 Index	17	12/16/10	2,355,447	19,733
U.S. Treasury 10-Year Note	94	12/21/10	11,848,407	99,280
U.S. Treasury Long Bond	11	12/21/10	1,470,906	3,203
			$24,678,054	$153,707
Short Contracts
MSCI Singapore Index (SGX)	6	10/28/10	$331,960	$2,530
MSCI Taiwan Stock Index	27	10/28/10	785,700	(8,774)
OMXS30™ Index	45	10/15/10	725,537	(3,408)
U.S. Treasury 5-Year Note	10	12/31/10	1,208,672	(12,677)
			$3,051,869	$(22,329)

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Equity contracts	$41,572
Foreign exchange contracts	145,165
Interest rate contracts	89,806
Total	$276,543

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 1.3%
4,542		iShares Barclays TIPS Bond Fund		$495,214
		Total Exchange-Traded Funds
		(Cost $481,290)		495,214
MUTUAL FUNDS: 98.8%
		Closed-End Funds: 1.2%
27,118		Eaton Vance Floating-Rate Income Trust		426,566
				426,566
		Open-End Funds: 97.6%
159,815	@	Oppenheimer Capital Appreciation Fund/VA		5,826,849
259,106		Oppenheimer Commodity Strategy Total Return Fund		857,640
431,509	@	Oppenheimer Core Bond Fund/VA		3,361,451
58,591		Oppenheimer Developing Markets Fund		1,944,047
9,522	@	Oppenheimer Gold & Special Minerals Fund		453,930
617,792	@	Oppenheimer High Income Fund/VA		1,247,940
520,070		Oppenheimer Institutional Money Market Fund		520,070
250,810		Oppenheimer International Bond Fund		1,705,511
219,553		Oppenheimer International Growth Fund		5,752,281
31,617		Oppenheimer International Small Company Fund		698,093
222,307		Oppenheimer Limited-Term Government Fund		2,098,581
116,811	@	Oppenheimer Main Street Small Cap Fund®/VA		1,811,744
161,363		Oppenheimer Quest International Value Fund		2,573,738
24,285		Oppenheimer Real Estate Fund		426,936
361,808		Oppenheimer Value Fund		7,232,533
				36,511,344
		Total Mutual Funds
		(Cost $31,065,710)		36,937,910
		Total Investments in Securities
		(Cost $31,547,000)*	100.1%	$37,433,124
		Other Assets and Liabilities - Net	(0.1)	(20,500)
		Net Assets	100.0%	$37,412,624

	@	Non-income producing security
	*	Cost for federal income tax purposes is $32,850,222.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,582,902
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$4,582,902

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$495,214	$—	$—	$495,214
Mutual Funds	36,937,910	—	—	36,937,910
Total Investments, at value	$37,433,124	$—	$—	$37,433,124

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 85.5%
		Consumer Discretionary: 13.5%
$300,000	S	Albertson’s, Inc., 6.570%, due 02/23/28	$222,000
1,750,000	S	Albertson’s, Inc., 7.750%, due 06/15/26	1,491,875
500,000	S	Albertson’s, Inc., 8.000%, due 05/01/31	410,000
2,000,000	#, S	Allison Transmission, Inc., 11.000%, due 11/01/15	2,180,000
750,000	#, S	American Tire Distributors, Inc., 9.750%, due 06/01/17	802,500
2,350,000	S	AmeriGas Partners LP, 7.125%, due 05/20/16	2,461,625
500,000		Amerigas Partners LP, 7.250%, due 05/20/15	520,000
2,000,000	S	ArvinMeritor, Inc., 8.125%, due 09/15/15	2,035,000
1,628,000	S	ArvinMeritor, Inc., 8.750%, due 03/01/12	1,766,380
500,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, due 10/30/17	509,375
1,500,000	#, S	CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, due 04/30/18	1,563,750
900,000	#, S	CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, due 04/30/20	958,500
4,250,000		Clear Channel Outdoor Holdings, Inc., 9.250%, due 12/15/17	4,546,875
2,000,000	#, S	Cooper-Standard Automotive, Inc., 8.500%, due 05/01/18	2,085,000
3,250,000	S	CSC Holdings, Inc., 7.625%, due 07/15/18	3,518,125
3,000,000	S	CSC Holdings, Inc., 7.875%, due 02/15/18	3,288,750
500,000		CSC Holdings, Inc., 8.500%, due 06/15/15	548,750
4,550,000		CSC Holdings, Inc., 8.625%, due 02/15/19	5,141,500
610,536		Dex Media West LLC, 7.000%, due 10/24/14	532,269
682,963		Dex Media West LLC, 7.500%, due 10/24/14	595,411
1,275,000	S	DISH DBS Corp., 6.625%, due 10/01/14	1,335,563
7,150,000	S	DISH DBS Corp., 7.125%, due 02/01/16	7,552,188
2,400,000	S	DISH DBS Corp., 7.875%, due 09/01/19	2,595,000
2,000,000		Easton-Bell Sports, Inc., 9.750%, due 12/01/16	2,182,500
2,000,000	#, L	Entravision Communications Corp., 8.750%, due 08/01/17	2,050,000
750,000	S	Ferrellgas Partners L.P., 6.750%, due 05/01/14	766,875
2,429,106		Ford Motor Co., 3.010%, due 11/29/13	2,385,839
1,750,000		Goodyear Tire & Rubber Co., 8.250%, due 08/15/20	1,850,625
806,853		Harrah’s Operating Co., Inc., 3.500%, due 01/28/15	695,350
1,870,000	L	Harrah’s Operating Co., Inc., 10.000%, due 12/15/18	1,503,013
2,250,000	S	Harrah’s Operating Co., Inc., 11.250%, due 06/01/17	2,475,000
750,000	#, I	Inergy L.P./Inergy Finance Corp., 7.000%, due 10/01/18	772,500
750,000	#	inVentiv Health, Inc., 10.000%, due 08/15/18	747,188
1,000,000		Jarden Corp., 7.500%, due 01/15/20	1,045,000
1,000,000	S	Jarden Corp., 8.000%, due 05/01/16	1,070,000
2,000,000		Lamar Media Corp., 7.875%, due 04/15/18	2,110,000
1,500,000	L	Las Vegas Sands Corp., 6.375%, due 02/15/15	1,520,625
550,000	S	Lear Corp., 7.875%, due 03/15/18	585,750
1,000,000		LIN Television Corp., 6.500%, due 05/15/13	997,500
1,000,000	#, S	LIN Television Corp., 8.375%, due 04/15/18	1,061,250
324,039	I	Local Insight Regatta Holdings, Inc., 7.750%, due 04/23/15	236,954
325,000	S	Ltd Brands, Inc., 7.000%, due 05/01/20	352,625
300,000	#, L	Marina District Finance Co., Inc., 9.500%, due 10/15/15	292,500
250,000	#, L	Marina District Finance Co., Inc., 9.875%, due 08/15/18	242,500
775,000		McClatchy Co., 11.500%, due 02/15/17	828,281
1,000,000	#, S	McJunkin Red Man Corp., 9.500%, due 12/15/16	885,000
500,000	#, S	MGM Resorts International, 9.000%, due 03/15/20	528,750
1,900,000	S	MGM Resorts International, 10.375%, due 05/15/14	2,123,250
1,775,000	S	MGM Resorts International, 11.125%, due 11/15/17	2,030,156
1,800,000	S	New Albertsons, Inc., 7.450%, due 08/01/29	1,467,000
2,000,000	S, I	Nielsen Finance LLC/Nielsen Finance Co., 11.500%, due 05/01/16	2,280,000
1,275,000	S	NPC International, Inc., 9.500%, due 05/01/14	1,306,875
200,000	S	Oshkosh Corp., 8.250%, due 03/01/17	216,000
200,000	S	Oshkosh Corp., 8.500%, due 03/01/20	217,500
1,500,000	S	Phillips-Van Heusen Corp., 7.375%, due 05/15/20	1,588,125
5,975,000	S	Quebecor Media, Inc., 7.750%, due 03/15/16	6,191,594
700,000	#, S	QVC, Inc., 7.125%, due 04/15/17	728,000
1,500,000	#, S	QVC, Inc., 7.375%, due 10/15/20	1,560,000
1,500,000	#	QVC, Inc., 7.500%, due 10/01/19	1,575,000
2,000,000		Regal Entertainment Group, 9.125%, due 08/15/18	2,107,500
1,000,000	#, I	Roadhouse Financing, Inc., 10.750%, due 10/15/17	1,030,000
1,000,000	S	Sally Holdings, LLC, 9.250%, due 11/15/14	1,057,500
500,000		Sally Holdings, LLC, 10.500%, due 11/15/16	550,000
750,000	#, I	Scientific Games Corp., 8.125%, due 09/15/18	768,750
300,000	S	Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, due 03/15/20	320,250
750,000	#	Tenneco, Inc., 7.750%, due 08/15/18	772,500
550,000	S	Tenneco, Inc., 8.125%, due 11/15/15	578,188
1,750,000	S	Travelport LLC, 9.875%, due 09/01/14	1,809,063
250,000	#	Travelport LLC/Travelport, Inc., 9.000%, due 03/01/16	249,375
1,650,000	L	Travelport, LLC, 11.875%, due 09/01/16	1,773,750
50,000	#, S	TRW Automotive, Inc., 7.000%, due 03/15/14	53,000
4,780,000	#, S	TRW Automotive, Inc., 7.250%, due 03/15/17	5,102,650
1,150,000		Universal City Development Partners Ltd. / UCDP Finance, Inc., 8.875%, due 11/15/15	1,191,688
2,000,000	#	Visant Corp., 10.000%, due 10/01/17	2,095,000
1,500,000	S	WMG Acquisition Corp., 9.500%, due 06/15/16	1,612,500

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Consumer Discretionary (continued)
$1,200,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, due 08/15/20	$1,272,000
			117,473,275
		Consumer Staples: 2.2%
1,500,000		Alliance One International, Inc., 10.000%, due 07/15/16	1,631,250
1,100,000	S	American Stores Co., 8.000%, due 06/01/26	930,875
1,200,000	S	Aramark Services, Inc., 8.500%, due 02/01/15	1,254,000
2,000,000		Central Garden and Pet Co., 8.250%, due 03/01/18	2,052,500
1,000,000		Constellation Brands, Inc., 7.250%, due 05/15/17	1,071,250
750,000	#	Cott Beverages USA, Inc., 8.125%, due 09/01/18	797,813
1,750,000		Diversey, Inc., 8.250%, due 11/15/19	1,881,250
1,050,000	#, S	Live Nation Entertainment, Inc., 8.125%, due 05/15/18	1,065,750
2,500,000	#	Michael Foods, Inc., 9.750%, due 07/15/18	2,687,500
250,000	S	Scotts Miracle-Gro Co, 7.250%, due 01/15/18	264,063
2,000,000		Smithfield Foods, Inc., 7.750%, due 07/01/17	2,037,500
2,000,000	#, S	Spectrum Brands Holdings, Inc., 9.500%, due 06/15/18	2,147,500
1,000,000	S	TreeHouse Foods, Inc., 7.750%, due 03/01/18	1,077,500
			18,898,751
		Energy: 8.9%
500,000		Anadarko Petroleum Corp., 6.200%, due 03/15/40	489,063
1,500,000	S	Anadarko Petroleum Corp., 6.450%, due 09/15/36	1,506,519
500,000		Arch Coal, Inc., 7.250%, due 10/01/20	530,625
500,000	S	Chesapeake Energy Corp., 6.875%, due 11/15/20	532,500
1,425,000	S	Chesapeake Energy Corp., 7.250%, due 12/15/18	1,542,563
4,275,000	S	Chesapeake Energy Corp., 9.500%, due 02/15/15	4,969,688
2,825,000	S	Cie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	2,888,563
100,000	S	Cie Generale de Geophysique-Veritas, 9.500%, due 05/15/16	108,500
300,000	#, S	Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.000%, due 04/01/15	318,000
1,000,000	S	Colorado Interstate Gas Co., 6.850%, due 06/15/37	1,057,075
710,000	S	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	729,525
3,000,000	#, S	Consol Energy, Inc., 8.000%, due 04/01/17	3,262,500
1,750,000	#, S	Consol Energy, Inc., 8.250%, due 04/01/20	1,920,625
1,500,000	#	Continental Resources, Inc., 7.125%, due 04/01/21	1,567,500
275,000	#, S	Continental Resources, Inc., 7.375%, due 10/01/20	291,500
50,000	S	Continental Resources, Inc., 8.250%, due 10/01/19	55,000
1,500,000	S	Denbury Resources, Inc., 8.250%, due 02/15/20	1,644,375
1,000,000	S	Denbury Resources, Inc., 9.750%, due 03/01/16	1,127,500
150,000	S	El Paso Corp., 8.050%, due 10/15/30	157,032
500,000	S	El Paso Natural Gas Co., 5.950%, due 04/15/17	552,988
625,000	S	El Paso Pipeline Partners Operating Co. LLC, 6.500%, due 04/01/20	677,826
1,850,000		Energy Transfer Equity L.P., 7.500%, due 10/15/20	1,956,375
600,000	S	Enterprise Products Operating L.P., 7.034%, due 01/15/68	597,839
4,500,000	S	Enterprise Products Operating L.P., 8.375%, due 08/01/66	4,702,262
600,000	S	Forest Oil Corp., 7.250%, due 06/15/19	616,500
1,500,000	S	Forest Oil Corp., 8.500%, due 02/15/14	1,646,250
1,000,000	#	Harvest Operations Corp., 6.875%, due 10/01/17	1,027,500
6,725,000	S	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	6,968,781
500,000	#	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, due 02/01/21	506,875
2,050,000	#, S	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	2,183,250
850,000	S	Newfield Exploration Co., 6.625%, due 04/15/16	888,250
1,050,000	S	Newfield Exploration Co., 6.875%, due 02/01/20	1,120,875
2,250,000	S	Newfield Exploration Co., 7.125%, due 05/15/18	2,413,125
1,730,000	S	OPTI Canada, Inc., 8.250%, due 12/15/14	1,323,450
500,000		Peabody Energy Corp., 6.500%, due 09/15/20	540,625
2,500,000	#	PetroHawk Energy Corp., 7.250%, due 08/15/18	2,562,500
1,500,000	S	PetroHawk Energy Corp., 10.500%, due 08/01/14	1,706,250
750,000	S	Plains Exploration & Production Co., 7.000%, due 03/15/17	772,500
1,500,000	S	Plains Exploration & Production Co., 7.625%, due 04/01/20	1,580,625
50,000	S	Plains Exploration & Production Co., 7.750%, due 06/15/15	52,688
750,000		Questar Market Resources, Inc., 6.875%, due 03/01/21	815,625
2,200,000	S	Quicksilver Resources, Inc., 11.750%, due 01/01/16	2,590,500
800,000		Range Resources Corp., 6.750%, due 08/01/20	836,000
371,320	S	Roseton/Danskammer, 7.270%, due 11/08/10	371,468
1,000,000	S	Roseton/Danskammer, 7.670%, due 11/08/16	927,500
4,300,000	&, S	SandRidge Energy, Inc., 8.625%, due 04/01/15	4,321,500
4,000,000	S	Sonat, Inc., 7.000%, due 02/01/18	4,249,644
1,250,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.875%, due 10/15/18	1,309,375
450,000	#, S	Thermon Industries, Inc., 9.500%, due 05/01/17	472,500
1,000,000		Transocean, Inc., 6.500%, due 11/15/20	1,091,127
600,000		Whiting Petroleum Corp., 6.500%, due 10/01/18	616,500
			76,697,726
		Financials: 21.3%
3,474,046	S	AES Ironwood, LLC, 8.857%, due 11/30/25	3,586,953
763,453	S	AES Red Oak, LLC, 8.540%, due 11/30/19	788,265
500,000	S	AES Red Oak, LLC, 9.200%, due 11/30/29	503,750
2,000,000		Ally Financial, Inc., 6.625%, due 05/15/12	2,090,000
2,500,000		Ally Financial, Inc., 7.500%, due 12/31/13	2,681,250
1,500,000	#	Ally Financial, Inc., 7.500%, due 09/15/20	1,605,000
4,000,000	S	Ally Financial, Inc., 8.000%, due 11/01/31	4,220,732
2,500,000	#, S	Ally Financial, Inc., 8.300%, due 02/12/15	2,731,250
700,000	S	American General Finance Corp., 6.900%, due 12/15/17	588,000
1,750,000		American General Finance Corp., 7.250%, due 04/08/15	1,761,622
325,000	S	American International Group, Inc., 0.635%, due 10/18/11	320,315
575,000	S	American International Group, Inc., 5.450%, due 05/18/17	587,938

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
			Financials (continued)
$3,425,000		S	American International Group, Inc., 5.850%, due 01/16/18	$3,562,000
4,000,000		S	American International Group, Inc., 8.175%, due 05/15/58	4,030,000
5,725,000		S	American International Group, Inc., 8.250%, due 08/15/18	6,698,250
GBP	1,000,000		American International Group, Inc., 8.625%, due 05/22/38	1,500,204
$2,000,000			Aviation Capital, 7.125%, due 10/15/20	1,999,940
500,000		S	BAC Capital Trust VI, 5.625%, due 03/08/35	471,262
2,750,000			BAC Capital Trust VII, 5.250%, due 08/10/35	3,444,088
200,000		S	Bank of America Corp., 8.125%, due 12/29/49	206,558
450,000		#, S	Barclays Bank PLC, 7.434%, due 09/29/49	463,500
GBP	2,000,000		Barclays Bank PLC, 14.000%, due 11/29/49	3,950,800
$1,125,000		S	Capital One Capital VI, 8.875%, due 05/15/40	1,189,688
248,682			CIT Group, Inc., 6.250%, due 07/27/15	251,130
746,022			CIT Group, Inc., 6.250%, due 08/11/15	753,365
781,754		S	CIT Group, Inc., 7.000%, due 05/01/13	789,572
3,297,632		S, L	CIT Group, Inc., 7.000%, due 05/01/14	3,305,876
6,249,632		S, L	CIT Group, Inc., 7.000%, due 05/01/15	6,234,008
4,000,387		S	CIT Group, Inc., 7.000%, due 05/01/16	3,960,383
1,611,142		S	CIT Group, Inc., 7.000%, due 05/01/17	1,584,961
925,000		S	Citigroup Capital XXI, 8.300%, due 12/21/57	975,875
EUR	925,000	#	Conti-Gummi Finance B.V., 7.125%, due 10/15/18	1,248,398
EUR	500,000	#	Conti-Gummi Finance B.V., 7.500%, due 09/15/17	696,963
EUR	375,000	#	Conti-Gummi Finance B.V., 8.500%, due 07/15/15	555,430
$1,150,000			Credit Agricole S.A., 9.750%, due 06/29/49	1,246,600
2,525,000		#, S	El Paso Performance-Linked Trust, 7.750%, due 07/15/11	2,626,707
1,196,000		#, S	Fibria Overseas Finance Ltd, 7.500%, due 05/04/20	1,275,235
2,800,000		S	Ford Motor Credit Co., LLC, 3.040%, due 01/13/12	2,800,700
2,521,077			Ford Motor Credit Co., LLC, 3.050%, due 12/15/13	2,476,171
2,000,000			Ford Motor Credit Co., LLC, 5.625%, due 09/15/15	2,058,844
2,000,000			Ford Motor Credit Co., LLC, 6.625%, due 08/15/17	2,133,816
800,000		S	Ford Motor Credit Co., LLC, 7.000%, due 10/01/13	858,880
4,475,000		S	Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	4,897,404
9,325,000		S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16	10,553,765
1,000,000		S	Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	1,150,988
1,000,000		S	Ford Motor Credit Co., LLC, 8.700%, due 10/01/14	1,122,828
1,000,000		S	Ford Motor Credit Co., LLC, 9.875%, due 08/10/11	1,059,388
1,600,000		S	Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	2,017,006
1,375,000		#, S	Fresenius US Finance II, Inc., 9.000%, due 07/15/15	1,574,375
EUR	1,000,000		GMAC International Finance BV, 7.500%, due 04/21/15	1,404,013
EUR	1,000,000		HBOS PLC, 1.054%, due 03/29/16	1,201,881
$700,000		S	International Lease Finance Corp., 5.450%, due 03/24/11	706,125
1,000,000		S	International Lease Finance Corp., 5.875%, due 05/01/13	1,005,000
1,250,000		#	International Lease Finance Corp., 6.750%, due 09/01/16	1,343,750
2,250,000		#	International Lease Finance Corp., 7.125%, due 09/01/18	2,435,625
2,000,000		#, S	International Lease Finance Corp., 8.625%, due 09/15/15	2,145,000
2,300,000		#, S	International Lease Finance Corp., 8.750%, due 03/15/17	2,472,500
EUR	800,000		Intesa Sanpaolo S.p.A., 8.047%, due 06/29/49	1,096,055
EUR	1,150,000		LBG Capital No.1 PLC, 6.439%, due 05/23/20	1,379,611
GBP	550,000		LBG Capital No.1 PLC, 7.869%, due 08/25/20	820,792
$3,350,000			LBG Capital No.1 PLC, 7.875%, due 11/01/20	3,316,500
500,000		L	LBG Capital No.1 PLC, 8.000%, due 12/29/49	465,000
3,250,000		#, S	LBI Escrow Corp., 8.000%, due 11/01/17	3,558,750
2,750,000		±, S	Lehman Brothers Holdings, Inc., 6.750%, due 12/28/17	3,713
1,550,000		±, S	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	2,093
499,200		#, ±, S, I	Lehman Brothers Holdings, Inc., 8.160%, due 05/30/09	32,448
2,000,000		#, S	Metlife Capital Trust IV, 7.875%, due 12/15/37	2,110,000
1,100,000		S	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,103,823
1,500,000			Nielsen Finance LLC/Nielsen Finance Co., 7.750%, due 10/15/18	1,489,005
2,800,000		#, S	NSG Holdings, LLC, 7.750%, due 12/15/25	2,562,000
1,000,000			Oxea Finance, 9.625%, due 07/15/17	1,474,868
500,000		#	PHH Corp., 9.250%, due 03/01/16	522,500
1,500,000		#	Pinafore LLC/Pinafore, Inc., 9.000%, due 10/01/18	1,582,500
5,000,000		#	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.250%, due 09/01/17	5,075,000
4,000,000		#, S	Rabobank, 11.000%, due 12/29/49	5,215,396
EUR	500,000		RBS Capital Trust A, 6.467%, due 12/29/49	532,009
$3,250,000		S	Regions Financial Corp., 7.750%, due 11/10/14	3,523,562
2,000,000		#, S	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	2,045,000
EUR	1,000,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.000%, due 12/15/16	1,288,273
$3,700,000		#, S	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, due 05/15/18	3,635,250
1,750,000		#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	1,426,250
3,100,000		S	Royal Bank of Scotland Group PLC, 7.640%, due 03/31/49	2,317,250
800,000		S	SLM Corp., 0.728%, due 10/25/11	763,503
275,000		S	SLM Corp., 0.798%, due 01/27/14	237,734
EUR	500,000		SLM Corp., 1.149%, due 11/15/11	649,318
$300,000		S	SLM Corp., 5.000%, due 10/01/13	294,196
200,000		S	SLM Corp., 5.050%, due 11/14/14	190,630
1,100,000		S	SLM Corp., 5.125%, due 08/27/12	1,112,519
750,000		S	SLM Corp., 8.000%, due 03/25/20	745,464
2,075,000		S	SLM Corp., 8.450%, due 06/15/18	2,098,815
700,000		#, S	SMFG Preferred Capital USD 3 Ltd., 9.500%, due 12/31/49	796,175
275,000		S	Smurfit Kappa Funding PLC, 7.750%, due 04/01/15	279,125
375,000		#, S	Societe Generale, 5.922%, due 12/31/49	355,787
970,000		S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	940,900
EUR	1,500,000		UPCB Finance Ltd., 7.625%, due 01/15/20	2,143,288

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Financials (continued)
	$475,000	S	Ventas Realty L.P./Ventas Capital Corp., 6.500%, due 06/01/16	$496,323
	1,100,000	S	Ventas Realty L.P./Ventas Capital Corp., 6.750%, due 04/01/17	1,145,472
	2,900,000		Visant Corp., 7.625%, due 10/01/12	2,920,300
	2,000,000	I	Vodafone Bank Loan, 6.875%, due 08/11/15	1,980,000
	925,000	S	Wells Fargo & Company, 7.980%, due 02/28/49	978,188
	600,000	S	Wells Fargo Capital XIII, 7.700%, due 12/29/49	625,500
				185,234,812
			Health Care: 9.5%
	1,800,000	#	Alere, Inc., 8.625%, due 10/01/18	1,831,500
	450,000	#, S	American Renal Holdings, 8.375%, due 05/15/18	465,750
	2,000,000	S	Bausch & Lomb, Inc., 9.875%, due 11/01/15	2,137,500
	2,000,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	2,230,000
	10,585,000	S	Biomet, Inc., 11.625%, due 10/15/17	11,841,969
	1,000,000	#	Capella Healthcare, Inc., 9.250%, due 07/01/17	1,072,500
	7,310,000	S	Community Health Systems, Inc., 8.875%, due 07/15/15	7,785,150
	2,500,000	S	DaVita, Inc., 7.250%, due 03/15/15	2,607,813
	2,300,000	S	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	2,369,000
	2,650,000	S	HCA, Inc., 7.250%, due 09/15/20	2,848,750
	500,000	S	HCA, Inc., 7.875%, due 02/15/20	549,375
	3,500,000	S	HCA, Inc., 8.500%, due 04/15/19	3,920,000
	14,195,000	S	HCA, Inc., 9.250%, due 11/15/16	15,401,575
	2,366,000	&, S	HCA, Inc., 9.625%, due 11/15/16	2,573,025
	2,000,000	#	LifePoint Hospitals, Inc., 6.625%, due 10/01/20	2,045,000
	1,000,000	#	Multiplan, Inc., 9.875%, due 09/01/18	1,047,500
	875,000	#, S	Mylan, Inc./PA, 7.625%, due 07/15/17	935,156
	2,000,000	#, S	Mylan, Inc./PA, 7.875%, due 07/15/20	2,152,500
	1,500,000	#	NBTY, Inc., 9.000%, due 10/01/18	1,582,500
	1,075,000	#, S	Patheon, Inc., 8.625%, due 04/15/17	1,104,563
	1,500,000	&, #, S	Quintiles Transnational Corp., 9.500%, due 12/30/14	1,545,000
	1,000,000	#, L	Tenet Healthcare Corp., 8.000%, due 08/01/20	1,000,000
	2,020,000	L	Tenet Healthcare Corp., 10.000%, due 05/01/18	2,317,950
	1,000,000	#	UHS Escrow Corp., 7.000%, due 10/01/18	1,037,500
	525,000	#, L	Valeant Pharmaceuticals International, 6.750%, due 10/01/17	536,813
	2,500,000	#	Valeant Pharmaceuticals International, 7.000%, due 10/01/20	2,562,500
	650,000	#	Valeant Pharmaceuticals International, 7.625%, due 03/15/20	828,750
	825,000	S	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	841,500
	2,000,000	#	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	2,010,000
	3,350,000	#	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.750%, due 09/15/18	3,458,875
				82,640,014
			Industrials: 3.6%
	1,500,000		Alliant Techsystems, Inc., 6.875%, due 09/15/20	1,531,875
	2,000,000	#, S	American Airlines, Inc., 10.500%, due 10/15/12	2,170,000
	500,000	#, S	Amsted Industries, Inc., 8.125%, due 03/15/18	523,125
	1,000,000		BE Aerospace, Inc., 6.875%, due 10/01/20	1,025,000
	1,400,000	#, S	Bombardier, Inc., 7.500%, due 03/15/18	1,512,000
	1,000,000	#	Building Materials Corp. of America, 6.875%, due 08/15/18	987,500
	1,000,000	#, S	Building Materials Corp. of America, 7.000%, due 02/15/20	1,030,000
	375,000	#, S	Building Materials Corp. of America, 7.500%, due 03/15/20	378,750
	1,600,000	#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	1,068,995
	1,500,000	#	Case New Holland, Inc., 7.875%, due 12/01/17	1,636,875
	700,000	S	Chart Industries, Inc., 9.125%, due 10/15/15	716,625
	562,263	I	Continental Airlines, Inc., 6.920%, due 04/02/13	557,008
	305,364	S	Continental Airlines, Inc., 7.373%, due 12/15/15	297,730
	1,000,000		Corrections Corp. of America, 7.750%, due 06/01/17	1,080,000
	2,000,000	#	Esterline Technologies Corp., 7.000%, due 08/01/20	2,080,000
	1,250,000	S	Goodman Global, Inc., 13.500%, due 02/15/16	1,381,250
GBP	232,682		Grupo Ferrovial S.A., 4.556%, due 04/07/11	361,864
	$750,000	S	Legrand, 8.500%, due 02/15/25	907,296
	725,000	#, L	Mueller Water Products, Inc., 8.750%, due 09/01/20	764,875
EUR	1,000,000	L	NXP BV/NXP Funding, LLC, 8.625%, due 10/15/15	1,335,987
	$5,000,000		RBS Global, Inc. and Rexnord Corp., 8.500%, due 05/01/18	5,106,250
	1,000,000	#	SPX Corp., 6.875%, due 09/01/17	1,065,000
	1,000,000		TransDigm, Inc., 7.750%, due 07/15/14	1,016,250
	97,452	S	UAL 2009-1 Pass-Through Trust, 10.400%, due 11/01/16	108,659
	2,284,141	S	United Airlines, Inc., 9.750%, due 01/15/17	2,518,266
				31,161,180
			Information Technology: 3.9%
	2,000,000	#	Advanced Micro Devices, Inc., 7.750%, due 08/01/20	2,075,000
EUR	675,000		Angel Lux Common S.A., 8.250%, due 05/01/16	980,008
	$2,750,000	#, S	Angel Lux Common S.A., 8.875%, due 05/01/16	2,935,625
	250,000	S	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	261,250
	1,250,000	S	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	1,318,750
	2,000,000	S	Crown Castle International Corp., 7.125%, due 11/01/19	2,140,000
	550,000	S	Equinix, Inc., 8.125%, due 03/01/18	589,875
	1,250,000	#	Fidelity National Information Services, Inc., 7.625%, due 07/15/17	1,340,625
	1,797,842		First Data Corp., 3.006%, due 09/24/14	1,586,367
	84,867		First Data Corp., 3.010%, due 09/24/14	74,885
	875,000	S	First Data Corp., 9.875%, due 09/24/15	719,688
	2,000,000	#	Insight.com, 9.375%, due 07/15/18	2,135,000
	1,500,000	#	Interactive Data Corp., 10.250%, due 08/01/18	1,612,500
	775,000		Mantech International Corp., 7.250%, due 04/15/18	807,938
	250,000	S	NXP BV / NXP Funding, LLC, 7.875%, due 10/15/14	260,000
	500,000	S	NXP BV/NXP Funding, LLC, 3.276%, due 10/15/13	474,375

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Information Technology (continued)
$2,000,000		#, S	Seagate HDD Cayman, 6.875%, due 05/01/20	$1,965,000
	2,953,000	S	Sensata Technologies BV, 8.000%, due 05/01/14	3,071,120
	4,500,000	S	SunGard Data Systems, Inc., 9.125%, due 08/15/13	4,618,125
	500,000	S	SunGard Data Systems, Inc., 10.625%, due 05/15/15	560,000
EUR	1,000,000	L	UPC Holding BV, 8.000%, due 11/01/16	1,410,966
$2,250,000			UPC Holding BV, 8.375%, due 08/15/20	3,092,239
				34,029,336
			Materials: 7.1%
	1,000,000	S	Alcoa, Inc., 5.950%, due 02/01/37	923,320
	1,125,000		Ardagh Packaging Finance PLC, 7.375%, due 10/15/17	1,533,659
	450,000	#	Ardagh Packaging Finance PLC, 9.125%, due 10/15/20	450,000
	300,000		Ardagh Packaging Finance PLC, 9.250%, due 10/15/20	408,976
	625,000	S	Ball Corp., 6.750%, due 09/15/20	665,625
	1,800,000	S	Berry Plastics Corp., 5.276%, due 02/15/15	1,705,500
	2,200,000	S	Berry Plastics Holding Corp., 8.875%, due 09/15/14	2,150,500
	1,000,000	#	Celanese US Holdings LLC, 6.625%, due 10/15/18	1,025,000
	750,000	S	CF Industries, Inc., 6.875%, due 05/01/18	809,063
	2,000,000	S	CF Industries, Inc., 7.125%, due 05/01/20	2,192,500
	1,000,000	#	Chemtura Corp., 7.875%, due 09/01/18	1,047,500
EUR	225,000	#	Crown European Holdings S.A., 7.125%, due 08/15/18	323,602
$750,000			Ferro Corp., 7.875%, due 08/15/18	781,875
	1,250,000	#, S	Georgia-Pacific Corp., 7.125%, due 01/15/17	1,329,688
	3,615,000	S	Georgia-Pacific Corp., 7.375%, due 12/01/25	3,759,600
	10,605,000	S	Georgia-Pacific Corp., 8.000%, due 01/15/24	11,957,138
	550,000	#, S	Georgia-Pacific Corp., 8.250%, due 05/01/16	613,938
	500,000	#	Graham Packaging Co., Inc., 8.250%, due 10/01/18	510,625
	1,250,000		Graphic Packaging International Corp., 7.875%, due 10/01/18	1,290,625
	1,750,000	S	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18	1,723,750
	500,000	#, L	Huntsman International, LLC, 8.625%, due 03/15/21	520,000
	1,000,000	#, S	Ineos Finance PLC, 9.000%, due 05/15/15	1,048,750
	500,000		Ineos Finance PLC, 9.250%, due 05/15/15	727,636
	2,375,000	#, S	Ineos Group Holdings PLC, 8.500%, due 02/15/16	2,021,719
	3,500,000		LBI Escrow Corp., 11.000%, due 05/01/18	3,889,375
	3,500,000	S	Novelis, Inc., 7.250%, due 02/15/15	3,578,750
	1,250,000	#	OXEA Finance/Cy SCA, 9.500%, due 07/15/17	1,353,125
EUR	250,000		Pregis Corp., 5.835%, due 04/15/13	316,956
EUR	86,000		Rhodia S.A., 3.585%, due 10/15/13	117,533
$1,950,000		#	Rhodia S.A., 6.875%, due 09/15/20	1,998,750
	1,875,000	S	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	1,926,563
	500,000	S	Smurfit Capital Funding PLC, 7.500%, due 11/20/25	450,000
	1,500,000	S	Solutia, Inc., 7.875%, due 03/15/20	1,610,625
	175,000	#, S	Steel Dynamics, Inc., 7.625%, due 03/15/20	182,438
	200,000	S	Steel Dynamics, Inc., 7.750%, due 04/15/16	209,000
	359,000		Teck Resources Ltd., 10.250%, due 05/15/16	436,666
	4,000,000	S	Teck Resources Ltd., 10.750%, due 05/15/19	5,044,708
	575,000	#	Texas Industries, Inc., 9.250%, due 08/15/20	599,438
	650,000	#	Vertellus Specialties, Inc., 9.375%, due 10/01/15	676,000
				61,910,516
			Telecommunication Services: 10.0%
	1,950,000	S	Citizens Communications Co., 7.125%, due 03/15/19	2,008,500
	50,000	S	Crown Castle International Corp., 9.000%, due 01/15/15	55,375
	5,000,000	#, S	Digicel Ltd., 8.250%, due 09/01/17	5,275,000
	500,000	S	Frontier Communications Co., 7.450%, due 07/01/35	437,500
	1,950,000	S	Frontier Communications Co., 7.875%, due 01/15/27	1,979,250
	2,210,000	S	Frontier Communications Co., 9.000%, due 08/15/31	2,367,463
	1,225,000	S	Frontier Communications Corp., 7.000%, due 11/01/25	1,133,125
	600,000		Frontier Communications Corp., 7.875%, due 04/15/15	651,000
	300,000		Frontier Communications Corp., 8.250%, due 04/15/17	329,625
	825,000		Frontier Communications Corp., 8.500%, due 04/15/20	914,719
	600,000	±, S, I	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	1,800
	145,000	S	Intelsat Corp., 9.250%, due 06/15/16	155,331
	2,000,000	#	Intelsat Jackson Holdings Ltd., 7.250%, due 10/15/20	2,020,000
	3,650,000	#, S	Intelsat Jackson Holdings Ltd., 8.500%, due 11/01/19	3,978,500
	3,250,000	S	Intelsat Jackson Holdings Ltd., 9.500%, due 06/15/16	3,481,563
	1,000,000		Intelsat Luxembourg S.A., 11.250%, due 02/04/17	1,076,250
	1,062,500	&	Intelsat Luxembourg S.A., 11.500%, due 02/04/17	1,156,797
	50,000	S	Intelsat Subsidiary Holding Co. Ltd, 8.875%, due 01/15/15	52,000
	1,400,000	S	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	1,473,500
	1,000,000		Newsday LLC, 10.500%, due 08/01/13	1,068,125
	1,100,000	S	Northwestern Bell Telephone, 7.750%, due 05/01/30	1,128,875
	1,500,000	#, S	Qwest Communications International, Inc., 7.125%, due 04/01/18	1,582,500
	6,253,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	6,409,325
	150,000		Qwest Communications International, Inc., 8.000%, due 10/01/15	163,125
	2,500,000	S	Qwest Corp., 7.500%, due 06/15/23	2,525,000
	1,300,000	S	Qwest Corp., 8.875%, due 03/15/12	1,430,000
	4,500,000	S	Sprint Capital Corp., 6.900%, due 05/01/19	4,545,000
	6,925,000	S	Sprint Capital Corp., 8.750%, due 03/15/32	7,305,875
	3,500,000		Sprint Nextel Corp., 6.000%, due 12/01/16	3,473,750
	1,415,000	S	Sprint Nextel Corp., 8.375%, due 08/15/17	1,542,350
	—		SuperMedia, Inc., 11.000%, due 12/31/15	—
	3,025,000	S	Telesat Canada / Telesat LLC, 11.000%, due 11/01/15	3,433,375
	600,000	S	Telesat Canada / Telesat LLC, 12.500%, due 11/01/17	711,000
	500,000		tw telecom holdings inc, 8.000%, due 03/01/18	526,250

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Telecommunication Services (continued)
EUR	871,426		UPC Broadband Holding BV, 4.380%, due 12/31/16	$1,114,182
EUR	628,574		UPC Broadband Holding BV, 4.630%, due 12/31/17	805,491
$2,350,000		S	Virgin Media Finance PLC, 9.500%, due 08/15/16	2,667,250
	1,650,000		Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	1,749,000
	500,000	#	West Corp., 8.625%, due 10/01/18	500,000
	1,900,000	S	West Corp., 9.500%, due 10/15/14	1,997,375
	4,200,000	#, S	Wind Acquisition Finance S.A., 11.750%, due 07/15/17	4,727,625
	1,200,000	#, S	Wind Acquisition Finance S.A., 12.000%, due 12/01/15	1,276,500
	1,500,000	#	Windstream Corp., 7.750%, due 10/15/20	1,518,750
	400,000	S	Windstream Corp., 7.875%, due 11/01/17	419,000
	5,565,000	S	Windstream Corp., 8.625%, due 08/01/16	5,912,813
				87,079,834
			Utilities: 5.5%
	2,000,000	S	AES Corp., 7.750%, due 03/01/14	2,150,000
	725,000	S	AES Corp., 8.000%, due 10/15/17	786,625
	1,100,000	S	AES Corp., 8.000%, due 06/01/20	1,199,000
	663,861		Calpine Corp., 3.170%, due 03/29/14	649,892
	2,000,000	#	Calpine Corp., 7.875%, due 07/31/20	2,065,000
	500,000	S	CMS Energy Corp., 6.250%, due 02/01/20	528,885
	1,500,000	#, S, L	Energy Future Holdings Corp., 10.000%, due 01/15/20	1,496,640
	3,125,000	#, S	Intergen NV, 9.000%, due 06/30/17	3,320,313
	1,935,000	#, S	Ipalco Enterprises, Inc., 7.250%, due 04/01/16	2,089,800
	50,000	S	Ipalco Enterprises, Inc., 8.625%, due 11/14/11	52,938
	2,151,975	S	Midwest Generation, LLC, 8.560%, due 01/02/16	2,127,766
	2,750,000	S	NRG Energy, Inc., 7.250%, due 02/01/14	2,829,063
	3,000,000	S	NRG Energy, Inc., 7.375%, due 02/01/16	3,093,750
	5,075,000	S	NRG Energy, Inc., 7.375%, due 01/15/17	5,214,563
	2,500,000	#	NRG Energy, Inc., 8.250%, due 09/01/20	2,590,625
	400,000	S	NRG Energy, Inc., 8.500%, due 06/15/19	423,500
	4,000,000	S	NV Energy, Inc., 6.750%, due 08/15/17	4,137,208
	2,745,330	#, S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,800,236
	567,633		Texas Competitive Electric Holdings Co. LLC, 3.760%, due 10/10/14	441,768
	13,250		Texas Competitive Electric Holdings Co. LLC, 3.790%, due 01/10/14	10,314
	6,361		Texas Competitive Electric Holdings Co. LLC, 3.790%, due 10/10/14	4,951
	663,284		Texas Competitive Electric Holdings Co. LLC, 4.070%, due 10/10/14	516,210
	11,641,754		Texas Competitive Electric Holdings Co., LLC, 3.760%, due 10/10/14	9,031,657
	46,640		Texas Competitive Electric Holdings Co., LLC, 3.790%, due 10/10/14	36,216
	557,832	&, S, L	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	326,332
				47,923,252
			Total Corporate Bonds/Notes
			(Cost $679,401,739)	743,048,696
ASSET-BACKED SECURITIES: 0.4%
			Home Equity Asset-Backed Securities: 0.1%
	545,632	S	Argent Securities, Inc., 1.306%, due 12/25/33	430,706
	300,000	S	MASTR Asset-Backed Securities Trust, 0.466%, due 11/25/36	132,764
				563,470
			Other Asset-Backed Securities: 0.3%
	20,031	S	GSAMP Trust, 0.326%, due 12/25/36	13,605
	52,912	S	Lehman XS Trust, 0.476%, due 04/25/46	26,004
	2,200,000	S	Merrill Lynch First Franklin Mortgage Loan, 0.376%, due 07/25/37	1,245,054
	656,153	#, S	Structured Asset Securities Corp., 0.406%, due 05/25/37	590,643
	1,790,353	S	Structured Asset Securities Corp., 0.556%, due 06/25/35	1,213,380
				3,088,686
			Total Asset-Backed Securities
			(Cost $3,697,687)	3,652,156
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
	78,471	S	American Airlines Pass-Through Trust 2001-02, 6.978%, due 04/01/11	78,958
	100,000	S	American Airlines Pass-Through Trust, 7.858%, due 10/01/11	104,750
	91,198	S	American Home Mortgage Assets, 0.446%, due 05/25/46	49,168
	50,669	S	American Home Mortgage Assets, 0.446%, due 09/25/46	27,058
	121,507	S	American Home Mortgage Assets, 0.466%, due 10/25/46	62,151
	1,637,995	S	American Home Mortgage Assets, 1.290%, due 11/25/46	790,987
	916,470	S	American Home Mortgage Assets, 6.250%, due 06/25/37	560,234
	36,328	S	American Home Mortgage Investment Trust, 2.034%, due 09/25/45	32,159
	141,047	S	Banc of America Alternative Loan Trust, 0.656%, due 05/25/35	102,108
	733,487	S	Banc of America Funding Corp., 5.495%, due 03/20/36	563,985
	4,500,000	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.063%, due 10/25/35	4,174,461
	71,154	S	Bear Stearns Adjustable Rate Mortgage Trust, 5.347%, due 05/25/47	54,698
	53,702	S	Chase Mortgage Finance Corp., 5.420%, due 03/25/37	44,592
	145,449	S	Citigroup Mortgage Loan Trust, Inc., 5.864%, due 09/25/37	106,639
	75,027	S	Countrywide Alternative Loan Trust, 0.446%, due 09/25/46	44,385
	207,565	S	Countrywide Alternative Loan Trust, 0.452%, due 12/20/46	103,042
	60,850	S	Countrywide Alternative Loan Trust, 0.467%, due 07/20/46	28,076
	23,982	S	Countrywide Alternative Loan Trust, 0.516%, due 07/25/35	15,129
	47,896	S	Countrywide Alternative Loan Trust, 0.587%, due 11/20/35	27,419
	2,576,327	S	Countrywide Alternative Loan Trust, 0.626%, due 02/25/37	1,143,423
	32,854	S	Countrywide Alternative Loan Trust, 1.370%, due 12/25/35	20,369
	535,007	S	Countrywide Alternative Loan Trust, 5.715%, due 11/25/35	334,493
	64,668	S	Countrywide Alternative Loan Trust, 5.773%, due 02/25/37	46,573

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$260,116	S	Countrywide Alternative Loan Trust, 6.000%, due 11/25/36	$176,734
302,895	S	Countrywide Alternative Loan Trust, 6.000%, due 01/25/37	213,004
75,023	S	Countrywide Alternative Loan Trust, 6.500%, due 11/25/37	57,444
677,642	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.596%, due 03/25/36	220,244
559,337	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.103%, due 10/20/35	421,801
2,961,961	S	First Horizon Alternative Mortgage Securities, 2.570%, due 09/25/35	2,147,485
500,000	S	Greenpoint Mortgage Funding Trust, 0.576%, due 09/25/46	15,570
55,009	S	GSR Mortgage Loan Trust, 4.923%, due 01/25/36	43,534
63,563	S	Harborview Mortgage Loan Trust, 0.437%, due 07/19/46	38,009
872,025	S	Harborview Mortgage Loan Trust, 0.497%, due 03/19/36	509,270
324,809	S	Harborview Mortgage Loan Trust, 1.220%, due 12/19/36	170,514
519,645	S	Harborview Mortgage Loan Trust, 5.750%, due 08/19/36	351,490
53,049	S	Indymac Index Mortgage Loan Trust, 0.446%, due 09/25/46	30,623
47,080	S	Indymac Index Mortgage Loan Trust, 0.456%, due 06/25/47	26,855
1,595,596	S	Indymac Index Mortgage Loan Trust, 5.313%, due 11/25/35	1,231,414
225,971	S	J.P. Morgan Alternative Loan Trust, 5.550%, due 10/25/36	211,779
452,688	S	J.P. Morgan Mortgage Trust, 4.861%, due 04/25/35	432,413
603,584	S	J.P. Morgan Mortgage Trust, 5.747%, due 04/25/36	538,296
67,182	S	Luminent Mortgage Trust, 0.426%, due 12/25/36	42,623
36,710	S	MASTR Adjustable Rate Mortgages Trust, 0.466%, due 04/25/46	20,287
61,390	S	Merrill Lynch Mortgage-Backed Securities, 5.597%, due 04/25/37	45,444
13,267	S	Morgan Stanley Mortgage Loan Trust, 0.566%, due 01/25/35	10,636
611,289	S	Residential Accredit Loans, Inc., 0.416%, due 01/25/37	353,836
1,096,889	S	Residential Accredit Loans, Inc., 0.586%, due 03/25/37	453,308
1,840,402	S	Residential Accredit Loans, Inc., 6.500%, due 07/25/37	1,190,123
1,346,697	S	Structured Adjustable Rate Mortgage Loan Trust, 2.840%, due 09/25/35	1,044,515
461,762	S	Structured Adjustable Rate Mortgage Loan Trust, 5.950%, due 02/25/36	329,791
532,612	S	Structured Asset Mortgage Investments, Inc., 0.436%, due 09/25/47	337,599
68,153	S	Structured Asset Mortgage Investments, Inc., 0.446%, due 07/25/46	41,351
56,417	S	Structured Asset Mortgage Investments, Inc., 0.476%, due 05/25/46	30,255
4,600,000	S	Structured Asset Mortgage Investments, Inc., 0.476%, due 09/25/47	1,310,506
785,368	S	Suntrust Alternative Loan Trust, 0.606%, due 04/25/36	247,029
63,883	S	Washington Mutual Mortgage Pass-through Certificates, 1.070%, due 02/25/47	37,774
66,741	S	Washington Mutual Mortgage Pass-through Certificates, 1.070%, due 03/25/47	41,841
67,163	S	Washington Mutual Mortgage Pass-through Certificates, 1.130%, due 04/25/47	43,296
61,682	S	Washington Mutual Mortgage Pass-through Certificates, 1.190%, due 12/25/46	37,398
68,620	S	Washington Mutual Mortgage Pass-through Certificates, 5.241%, due 02/25/37	51,739
68,287	S	Washington Mutual Mortgage Pass-through Certificates, 5.424%, due 12/25/36	51,230
61,745	S	Washington Mutual Mortgage Pass-through Certificates, 5.503%, due 02/25/37	45,757
69,324	S	Washington Mutual Mortgage Pass-through Certificates, 5.561%, due 05/25/37	55,223
61,254	S	Washington Mutual Mortgage Pass-through Certificates, 5.746%, due 02/25/37	45,184
50,674	S	Washington Mutual Mortgage Pass-through Certificates, 5.837%, due 09/25/36	40,767
63,056	S	Wells Fargo Mortgage-Backed Securities Trust, 5.442%, due 07/25/36	51,141
		Total Collateralized Mortgage Obligations
		(Cost $21,855,771)	21,309,989
MUNICIPAL BONDS: 0.0%
		Puerto Rico: 0.0%
1,600,000	S, Z	Puerto Rico Sales Tax Financing Corp., 31.480%, due 08/01/54	106,672
		Total Municipal Bonds
		(Cost $227,929)	106,672

Shares			Value
COMMON STOCK: 0.2%
		Consumer Discretionary: 0.2%
112,801	@, S	Dex One Corp.	$1,385,196
			1,385,196
		Energy: 0.0%
13,610	@, S	SemGroup Corp.	316,433
			316,433
		Total Common Stock
		(Cost $2,787,343)	1,701,629
PREFERRED STOCK: 0.5%
		Financials: 0.5%
900	#, P, S	ABN AMRO North America Capital Funding Trust I	577,969
8,000		Citigroup Capital XII	200,000
3,800	S	Wells Fargo & Co.	3,822,800
		Total Preferred Stock
		(Cost $3,568,035)	4,600,769
WARRANTS: 0.0%
		Energy: 0.0%
14,326	S	SemGroup Corp.	76,107
		Total Warrants
		(Cost $64,467)	76,107
		Total Long-Term Investments
		(Cost $711,602,971)	774,496,018

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 16.8%
		U.S. Government Agency Obligations: 1.9%
14,700,000	S, Z	Fannie Mae, 0.140%, due 10/01/10		$14,699,944
2,100,000	S, Z	Freddie Mac, 0.130%, due 10/19/10		2,099,858
		Total U.S. Government Agency Obligations
		(Cost $16,799,802)		16,799,802
		U.S. Treasury Bills: 10.9%
18,500,000		0.080%, due 10/21/10		18,499,128
15,700,000	L	0.100%, due 10/07/10		15,699,686
4,200,000		0.120%, due 12/02/10		4,199,131
31,200,000		0.130%, due 10/28/10		31,196,965
25,030,000		0.150%, due 10/14/10		25,028,564
		Total U.S. Treasury Bills
		(Cost $94,623,474)		94,623,474
		Securities Lending Collateral(cc): 4.0%
33,327,259		BNY Mellon Overnight Government Fund (1)		33,327,259
1,169,840	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		935,872
		Total Securities Lending Collateral
		(Cost $34,497,099)		34,263,131
		Total Short-Term Investments
		(Cost $145,920,375)		145,686,407
		Total Investments in Securities
		(Cost $857,523,346)*	105.9%	$920,182,425
		Other Assets and Liabilities - Net	(5.9)	(51,230,030)
		Net Assets	100.0%	$868,952,395

	@	Non-income producing security
	&	Payment-in-kind
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro
	GBP	British Pound
	*	Cost for federal income tax purposes is $858,732,939.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$76,012,665
		Gross Unrealized Depreciation		(14,563,179)
		Net Unrealized Appreciation		$61,449,486

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$1,385,196	$—	$—	$1,385,196
Energy	—	316,433	—	316,433
Total Common Stock	1,385,196	316,433	—	1,701,629
Preferred Stock	3,822,800	777,969	—	4,600,769
Warrants	—	76,107	—	76,107
Corporate Bonds/Notes	—	738,873,532	4,175,164	743,048,696
Asset-Backed Securities	—	3,652,156	—	3,652,156
Collateralized Mortgage Obligations	—	21,207,881	102,108	21,309,989
Municipal Bonds	—	106,672	—	106,672
Short-Term Investments	33,327,259	111,423,276	935,872	145,686,407
Total Investments, at value	$38,535,255	$876,434,026	$5,213,144	$920,182,425
Other Financial Instruments+:
Forward foreign currency contracts	—	166,084	—	166,084
Swaps, at value	—	925,400	100,757	1,026,157
Total Assets	$38,535,255	$877,525,510	$5,313,901	$921,374,666

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(1,448,300)	$—	$(1,448,300)
Swaps, at value	—	(2,916,785)	—	(2,916,785)
Total Liabilities	$—	$(4,365,085)	$—	$(4,365,085)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	747,409	3,413,735	(239,606)	(201)	2,396	251,432	—	—	4,175,165
Collateralized Mortgage Obligations	107,811	—	(11,362)	713	5,462	(515)	—	—	102,109
Short-Term Investments	935,872	—	—	—	—	—	—	—	935,872
Total Investments, at value	$1,791,092	$3,413,735	$(250,968)	$512	$7,858	$250,917	$—	$—	$5,213,146
Other Financial Instruments+:
Swaps, at value	359,592	—	—	—	—	(258,835)	—	—	100,757
Total Assets	$2,150,684	$3,413,735	$(250,968)	$512	$7,858	$(7,918)	$—	$—	$5,313,903

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(7,918).

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazilian Real
BRL 2,779,595	BUY	10/4/10	$1,547,228	$1,641,378	$94,150
Brazilian Real
BRL 2,779,595	BUY	12/2/10	1,548,866	1,620,800	71,934
Chinese Yuan
CNY 1,644,116	BUY	11/23/10	248,000	245,893	(2,107)
Chinese Yuan
CNY 1,141,736	BUY	11/17/10	172,000	170,729	(1,271)
Chinese Yuan
CNY 1,155,186	BUY	11/23/10	174,000	172,769	(1,231)
Chinese Yuan
CNY 4,537,314	BUY	11/17/10	684,000	678,487	(5,513)
Chinese Yuan
CNY 4,457,376	BUY	11/17/10	672,000	666,534	(5,466)
Chinese Yuan
CNY 2,303,064	BUY	11/17/10	348,000	344,389	(3,611)
Chinese Yuan
CNY 2,302,368	BUY	11/17/10	348,000	344,285	(3,715)
Chinese Yuan
CNY 3,699,462	BUY	11/17/10	559,000	553,199	(5,801)
Chinese Yuan
CNY 2,408,733	BUY	11/17/10	363,967	360,190	(3,777)
					$133,592

EU Euro
EUR 972,000	SELL	10/26/10	$1,277,470	$1,324,831	$(47,361)
EU Euro
EUR 1,134,000	SELL	10/26/10	1,472,422	1,545,636	(73,214)
EU Euro
EUR 771,000	SELL	10/26/10	1,010,466	1,050,869	(40,403)
EU Euro
EUR 292,000	SELL	11/23/10	371,010	397,896	(26,886)
EU Euro
EUR 8,268,000	SELL	10/26/10	10,599,576	11,269,239	(669,663)
EU Euro
EUR 4,997,000	SELL	11/23/10	6,399,308	6,809,201	(409,893)
Brazilian Real
BRL 2,779,595	SELL	10/4/10	1,569,506	1,641,378	(71,872)
British Pound
GBP 6,285,000	SELL	12/20/10	9,790,867	9,867,383	(76,516)
					$(1,415,808)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on September 30, 2010:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(3)		Fair Value (4)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	ABX.HE.AAA.07-1	Sell	0.090	08/25/37	USD	1,961,967	$(1,015,318)	$(1,373,377)	$358,059
Merrill Lynch & Co., Inc.	CDX.NA.HY.9 Index (25-35% Tranche)	Sell	4.530	12/20/10	USD	7,600,000	77,407	—	77,407
Merrill Lynch & Co., Inc.	CDX.NA.HY.9 Index (35-100% Tranche)	Sell	1.550	12/20/10	USD	866,439	2,313	—	2,313
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD	1,543,198	21,037	—	21,037
Citigroup, Inc.	CDX.NA.HY.14 Index	Sell	5.000	06/20/15	USD	6,000,000	(54,411)	(93,750)	39,339
UBS Warburg LLC	CDX.NA.HY.14 Index	Sell	5.000	06/20/15	USD	10,000,000	(90,685)	(206,250)	115,565
Citigroup, Inc.	CDX.NA.HY.15 Index	Sell	5.000	12/20/15	USD	10,000,000	(263,284)	(331,250)	67,966
Citigroup, Inc.	CDX.NA.HY.15 Index	Sell	5.000	12/20/15	USD	4,000,000	(105,313)	(100,000)	(5,313)
							$(1,428,254)	$(2,104,627)	$676,373

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/10 (%) (2)	Notional Amount(3)		Fair Value (4)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	AES Corp. 7.250%, 03/01/14	Sell	5.000	03/20/14	3.403	USD	2,000,000	$103,794	$(188,750)	$292,544
Citigroup, Inc.	Aramark Services 8.500%, 02/01/15	Sell	5.000	03/20/14	4.834	USD	100,000	521	(2,718)	3,239
Citigroup, Inc.	Community Health Systems 8.875%, 07/15/15	Sell	5.000	09/20/14	4.798	USD	100,000	710	(9,000)	9,710
Goldman Sachs & Co.	Community Health Systems 8.875%, 07/15/15	Sell	5.000	03/20/14	4.414	USD	2,300,000	42,529	(209,875)	252,404
Citigroup, Inc.	Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	5.000	03/20/14	8.655	USD	150,000	(15,885)	(27,000)	11,115
Citigroup, Inc.	Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	5.000	09/20/14	9.771	USD	300,000	(45,136)	(42,000)	(3,136)
Credit Suisse First Boston	El Paso Corp. 6.875%, 06/15/14	Sell	5.000	12/20/14	2.522	USD	2,500,000	244,523	(75,000)	319,523
Goldman Sachs & Co.	El Paso Corp. 6.875%, 06/15/14	Sell	5.000	09/20/14	2.408	USD	2,000,000	194,194	(190,000)	384,194
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	2.648	USD	340,000	11,459	(52,700)	64,159
Merrill Lynch & Co., Inc.	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	2.648	USD	1,400,000	47,184	(203,000)	250,184
Goldman Sachs & Co.	NRG Energy Inc. 7.250%, 02/01/14	Sell	4.200	09/20/13	3.716	USD	225,000	3,047	—	3,047
Goldman Sachs & Co.	RRI Energy 7.625%, 06/15/14	Sell	5.000	09/20/14	6.947	USD	3,300,000	(212,950)	(610,500)	397,550
Morgan Stanley	RRI Energy Inc. 6.750%, 12/14/12	Sell	5.000	12/20/14	6.687	USD	300,000	(17,487)	(30,000)	12,513
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/11	2.949	USD	2,550,000	50,237	(184,875)	235,112
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	4.572	USD	1,000,000	12,345	(110,000)	122,345
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/14	4.873	USD	2,500,000	10,845	(306,250)	317,095
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	06/20/13	4.276	USD	550,000	9,971	(70,125)	80,096
Goldman Sachs & Co.	SLM Corp. 5.125%, 08/27/12	Sell	7.600	03/20/12	3.507	USD	250,000	14,608	—	14,608
Citigroup, Inc.	Sungard Data Systems Inc. 9.125%, 08/15/13	Sell	5.000	03/20/14	4.359	USD	800,000	16,377	(52,216)	68,593
								$470,886	$(2,364,009)	$2,834,895

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

(1)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted fair prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2010:

	Termination Date	Notional Amount		Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL	4,900,000	$(91,396)	$(35,468)	$(55,928)
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch & Co., Inc.	01/02/12	BRL	2,800,000	163,056	9,637	153,419
Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/12	BRL	51,700,000	(1,004,920)	(155,845)	(849,075)
				$(933,260)	$(181,676)	$(751,584)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Credit contracts	$(957,368)
Foreign exchange contracts	(1,282,216)
Interest rate contracts	(933,260)
Total	$(3,172,844)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 29.2%
			Consumer Discretionary: 0.9%
$15,000,000		S	Cox Communications, Inc., 7.750%, due 11/01/10	$15,080,513
	4,673,000	S	Daimler Finance NA, LLC, 7.300%, due 01/15/12	5,027,162
	1,400,000	S	Daimler Finance NA, LLC, 7.750%, due 01/18/11	1,427,615
	1,622,921		Ford Motor Co., 3.010%, due 11/29/13	1,594,013
	5,000,000	S	Lennar Corp., 5.950%, due 10/17/11	5,087,500
	4,500,000	S	Target Corp., 5.125%, due 01/15/13	4,916,268
				33,133,071
			Consumer Staples: 1.7%
	3,300,000	S	Altria Group, Inc., 4.125%, due 09/11/15	3,543,052
	12,900,000	S	Duke University, 4.200%, due 04/01/14	14,244,103
	5,100,000	S	Duke University, 5.150%, due 04/01/19	5,893,611
	2,500,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	2,951,960
	1,100,000	S	Kraft Foods, Inc., 6.875%, due 02/01/38	1,338,426
	2,400,000	S	Philip Morris International, Inc., 6.375%, due 05/16/38	2,968,414
	5,500,000	#, S	President and Fellows of Harvard College, 6.000%, due 01/15/19	6,681,010
	21,500,000	#, S	President and Fellows of Harvard College, 6.500%, due 01/15/39	27,822,097
	1,200,000	S	Reynolds American, Inc., 7.625%, due 06/01/16	1,409,327
				66,852,000
			Energy: 2.3%
	625,000	S	El Paso Corp., 7.800%, due 08/01/31	651,793
	13,500,000	S	Gaz Capital for Gazprom, 8.625%, due 04/28/34	17,212,500
	11,300,000	S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	12,781,215
	400,000	S	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	458,600
	405,792	S	OAO Gazprom ADR, 7.201%, due 02/01/20	439,777
	21,100,000	S	Petrobras International Finance Co., 7.875%, due 03/15/19	26,419,352
	14,900,000	S	Petroleos Mexicanos, 8.000%, due 05/03/19	18,550,500
	1,900,000	S	Shell International Finance BV, 5.500%, due 03/25/40	2,183,520
	1,400,000	S	Total Capital S.A., 4.450%, due 06/24/20	1,535,075
	1,800,000	S	Trans-Canada Pipelines, 7.625%, due 01/15/39	2,408,528
	4,000,000		Transocean, Inc., 4.950%, due 11/15/15	4,164,160
	1,300,000	#, S	Williams Cos., Inc., 6.375%, due 10/01/10	1,300,130
				88,105,150
			Financials: 21.1%
	8,700,000	S	Allstate Corp., 6.125%, due 05/15/37	8,134,500
	12,200,000	S	Ally Financial, Inc., 6.875%, due 09/15/11	12,514,126
	1,100,000	S	Ally Financial, Inc., 6.875%, due 08/28/12	1,146,297
	2,300,000		Ally Financial, Inc., 7.000%, due 02/01/12	2,400,625
	1,000,000	S	Ally Financial, Inc., 7.500%, due 12/31/13	1,072,500
	3,600,000	#	Ally Financial, Inc., 7.500%, due 09/15/20	3,852,000
	300,000		American Express Bank FSB, 0.407%, due 06/12/12	297,141
	2,900,000	S	American Express Co., 6.150%, due 08/28/17	3,343,555
	4,300,000	S	American Express Co., 7.000%, due 03/19/18	5,186,596
	12,579,000		American Express Credit Corp., 0.408%, due 10/04/10	12,579,063
	2,400,000	S	American Express Credit Corp., 0.436%, due 12/02/10	2,400,360
	2,700,000	S	American Express Credit Corp., 5.875%, due 05/02/13	2,973,402
	5,900,000		American Express Credit Corp., 7.300%, due 08/20/13	6,786,109
	5,700,000	S	American General Finance Corp., 0.542%, due 12/15/11	5,311,083
	1,500,000	S	American General Finance Corp., 4.000%, due 03/15/11	1,500,000
	1,000,000	S	American General Finance Corp., 4.875%, due 07/15/12	950,000
	8,800,000	S	American General Finance Corp., 5.200%, due 12/15/11	8,580,000
	5,000,000	L	American General Finance Corp., 5.625%, due 08/17/11	4,975,000
	4,000,000	S	American General Finance Corp., 6.900%, due 12/15/17	3,360,000
	3,100,000		American General Finance Corp., 7.250%, due 04/08/15	3,120,587
EUR	1,700,000	S	American International Group, Inc., 4.875%, due 03/15/67	1,680,208
CAD	4,000,000	S	American International Group, Inc., 4.900%, due 06/02/14	3,771,018
	$12,000,000	S	American International Group, Inc., 5.850%, due 01/16/18	12,480,000
GBP	7,300,000		American International Group, Inc., 5.950%, due 10/04/10	11,469,838
	$4,800,000	#, S	ANZ National International Ltd., 6.200%, due 07/19/13	5,338,075
	23,500,000	S	Bank of America Corp., 6.500%, due 08/01/16	26,455,807
	13,600,000	S	Bank of America NA, 0.572%, due 06/15/16	12,153,368
	1,200,000	#, L	Bank of China Hong Kong Ltd., 5.550%, due 02/11/20	1,279,296
	2,300,000	#, S	Bank of Montreal, 2.850%, due 06/09/15	2,423,517
	2,900,000	#, S	Barclays Bank PLC, 6.050%, due 12/04/17	3,149,603
EUR	4,300,000		Bear Stearns Cos., Inc., 1.128%, due 09/26/13	5,718,237
	$1,300,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12	1,437,714
	8,000,000	S	Bear Stearns Cos., Inc., 7.250%, due 02/01/18	9,759,376
	11,990,000	#, S	BNP Paribas, 5.186%, due 06/29/49	11,360,525
	476,641		CIT Group, Inc., 6.250%, due 07/27/15	481,333
	1,429,874		CIT Group, Inc., 6.250%, due 08/11/15	1,443,947
	3,643,701	S	CIT Group, Inc., 7.000%, due 05/01/13	3,680,138
	2,665,553	S	CIT Group, Inc., 7.000%, due 05/01/14	2,672,217
	1,565,552	S	CIT Group, Inc., 7.000%, due 05/01/15	1,561,638
	2,609,255	S	CIT Group, Inc., 7.000%, due 05/01/16	2,583,162
	3,652,960	S	CIT Group, Inc., 7.000%, due 05/01/17	3,593,599
	31,800,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57	33,549,000
	5,000,000		Citigroup, Inc., 0.417%, due 03/16/12	4,916,490
	18,300,000	S	Citigroup, Inc., 5.500%, due 04/11/13	19,644,629

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
			Financials (continued)
	$900,000	S	Citigroup, Inc., 5.625%, due 08/27/12	$951,664
9,800,000		S	Citigroup, Inc., 6.000%, due 08/15/17	10,604,845
4,300,000		S	Citigroup, Inc., 8.500%, due 05/22/19	5,324,767
4,700,000		#, S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	4,694,680
4,200,000		#, S	Corp Nacional del Cobre de Chile - CODELCO, 7.500%, due 01/15/19	5,353,879
8,300,000		S	Deutsche Bank AG/London, 6.000%, due 09/01/17	9,581,595
25,900,000		#, S	Dexia Credit Local/New York NY, 0.693%, due 03/05/13	25,823,103
1,900,000		S	Export-Import Bank of Korea, 5.125%, due 06/29/20	2,053,780
19,200,000		S	Export-Import Bank of Korea, 5.875%, due 01/14/15	21,498,950
1,684,367			Ford Motor Credit Co., LLC, 3.050%, due 12/15/13	1,654,365
500,000		S	Ford Motor Credit Co., LLC, 7.000%, due 10/01/13	536,800
900,000		S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	944,999
6,753,000		S	Ford Motor Credit Co., LLC, 7.375%, due 02/01/11	6,878,646
200,000			Ford Motor Credit Co., LLC, 7.500%, due 08/01/12	212,403
6,600,000			Ford Motor Credit Co., LLC, 7.800%, due 06/01/12	7,021,945
1,700,000		S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16	1,924,011
EUR	9,700,000	S	General Electric Capital Corp., 5.500%, due 09/15/67	11,405,309
	$2,900,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	2,955,352
4,600,000		S	General Electric Capital Corp., 6.875%, due 01/10/39	5,300,336
2,200,000		S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18	2,419,925
1,100,000		S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,221,982
10,500,000		S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	11,785,032
12,000,000		S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	12,512,508
900,000		S	Goldman Sachs Group, Inc., 6.875%, due 01/15/11	916,074
EUR	9,500,000	S	International Lease Finance Corp., 1.274%, due 08/15/11	12,497,006
	$1,600,000	S	International Lease Finance Corp., 5.300%, due 05/01/12	1,612,000
1,600,000		S	International Lease Finance Corp., 5.350%, due 03/01/12	1,618,000
5,900,000		S	International Lease Finance Corp., 5.400%, due 02/15/12	5,959,000
2,600,000		S	International Lease Finance Corp., 5.450%, due 03/24/11	2,622,750
2,300,000		#	International Lease Finance Corp., 6.750%, due 09/01/16	2,472,500
13,800,000			J.P. Morgan Chase & Co., 1.039%, due 09/30/13	13,852,785
12,200,000		S	J.P. Morgan Chase & Co., 6.000%, due 01/15/18	13,953,030
14,000,000		S	J.P. Morgan Chase & Co., 7.900%, due 04/29/49	15,053,794
EUR	200,000	S	KeyBank NA, 1.016%, due 11/21/11	263,830
JPY	800,000,000	S	Lehman Brothers Holdings, Inc., 0.940%, due 12/19/08	1,629,133
	$10,600,000	±, S	Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13	2,491,000
5,503,000		±, S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	1,320,720
1,400,000		±, S	Lehman Brothers Holdings, Inc., 0.000%, due 10/22/08	309,750
6,800,000		S	Merrill Lynch & Co., Inc., 0.666%, due 11/01/11	6,777,356
6,800,000		S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	7,301,752
8,800,000		S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	9,885,674
EUR	3,500,000	S	Mizuho Capital Investment EUR 1 Ltd., 5.020%, due 06/29/49	4,580,527
	$10,392,000	S	Morgan Stanley, 0.540%, due 01/09/12	10,333,088
600,000		S	Morgan Stanley, 0.580%, due 04/19/12	590,556
EUR	14,000,000	S	Morgan Stanley, 1.161%, due 07/20/12	18,360,567
	$2,000,000	S	Morgan Stanley, 5.950%, due 12/28/17	2,151,522
1,600,000		S	Morgan Stanley, 6.250%, due 08/28/17	1,751,890
GBP	1,500,000	S	MUFG Capital Finance 5 Ltd., 6.299%, due 01/29/49	2,220,852
	$4,000,000	#, S	National Australia Bank Ltd., 5.350%, due 06/12/13	4,385,760
DKK	12,516,415		Nykredit Realkredit A/S, 2.292%, due 04/01/38	2,283,808
DKK	38,286,333		Nykredit Realkredit A/S, 2.292%, due 10/01/38	6,992,922
	$1,200,000	#, S	Pacific LifeCorp, 6.000%, due 02/10/20	1,296,216
2,000,000		#, S	Pricoa Global Funding I, 0.489%, due 09/27/13	1,966,332
4,900,000		#, S	Pricoa Global Funding I, 0.575%, due 01/30/12	4,866,969
3,300,000		S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13	3,572,897
700,000		S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15	773,233
1,200,000			Province of Ontario Canada, 1.875%, due 09/15/15	1,210,369
CAD	2,000,000		Province of Ontario Canada, 4.600%, due 06/02/39	2,068,714
CAD	7,200,000	S	Province of Ontario Canada, 6.500%, due 03/08/29	9,102,482
	$2,137,000	#, S	Rabobank, 11.000%, due 12/29/49	2,786,325
DKK	38,365,723		Realkredit Danmark A/S, 2.340%, due 01/01/38	7,007,422
DKK	12,347,997		Realkredit Danmark A/S, 2.340%, due 01/01/38	2,253,078
	$1,500,000	#, S	Resona Bank Ltd., 5.850%, due 09/29/49	1,498,275
4,300,000			Royal Bank of Scotland, 3.950%, due 09/21/15	4,349,820
3,900,000		#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	3,178,500
11,800,000		#, S	Royal Bank of Scotland PLC, 1.450%, due 10/20/11	11,890,577
6,500,000		#	Royal Bank of Scotland PLC, 2.625%, due 05/11/12	6,669,782
11,300,000		#, S	Royal Bank of Scotland PLC, 3.000%, due 12/09/11	11,604,388
900,000		#, S	Royal Bank of Scotland PLC, 4.875%, due 08/25/14	955,629
22,800,000		#	Santander US Debt S.A. Unipersonal, 1.089%, due 03/30/12	22,234,778
GBP	3,200,000	S	SLM Corp., 4.875%, due 12/17/12	4,762,163
	$6,900,000	S	SLM Corp., 8.000%, due 03/25/20	6,858,269
6,500,000		#, S	Societe Generale, 5.922%, due 12/31/49	6,166,973
3,100,000		#	State Bank of India/London, 4.500%, due 07/27/15	3,248,795
3,300,000		S	State Street Capital Trust III, 8.250%, due 03/15/42	3,386,262
2,700,000		#, S	Temasek Financial I Ltd., 4.300%, due 10/25/19	2,934,725
1,700,000		#, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	2,095,903
1,300,000		S	UBS AG, 5.750%, due 04/25/18	1,469,881
4,800,000		S	UBS AG, 5.875%, due 12/20/17	5,439,221
4,600,000		S	UBS AG/Stamford CT, 1.439%, due 02/23/12	4,633,755
4,525,000		S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	4,389,250
6,000,000		S	USB Capital IX, 6.189%, due 03/29/49	4,770,000
17,900,000		S	Wachovia Corp., 0.656%, due 10/15/11	17,920,388
5,715,000		S	Wachovia Corp., 0.815%, due 10/28/15	5,298,725

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$7,400,000	S	Wachovia Corp., 5.750%, due 02/01/18	$8,445,687
27,092,000	S	Wells Fargo & Company, 7.980%, due 02/28/49	28,649,790
3,000,000	#, S	Westpac Banking Corp., 1.006%, due 07/16/14	3,018,117
14,100,000	#	Westpac Banking Corp., 3.585%, due 08/14/14	15,152,861
7,200,000	S, L	White Nights Finance BV for Gazprom, 10.500%, due 03/25/14	8,658,288
350,000	#, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	329,650
			816,848,690
		Health Care: 0.8%
12,700,000	S	Amgen, Inc., 6.150%, due 06/01/18	15,492,578
10,600,000	S	Novartis Capital Corp., 4.125%, due 02/10/14	11,584,146
2,800,000	S	UnitedHealth Group, Inc., 4.875%, due 02/15/13	3,011,044
			30,087,768
		Industrials: 0.3%
3,400,000	#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	2,271,615
1,500,000	S	Goodrich Corp., 6.290%, due 07/01/16	1,793,178
600,000		Sydney Air, 5.125%, due 02/22/21	599,412
5,800,000	S	Union Pacific Corp., 5.700%, due 08/15/18	6,773,315
123,803	±, S, I	United Air Lines, Inc., 9.350%, due 04/07/16	30,332
			11,467,852
		Information Technology: 0.6%
7,000,000	S	Dell, Inc., 5.650%, due 04/15/18	8,064,224
12,400,000	S	Oracle Corp., 5.750%, due 04/15/18	14,766,862
			22,831,086
		Materials: 0.2%
3,500,000		Alcoa, Inc., 6.150%, due 08/15/20	3,605,140
2,200,000	#, S	Sealed Air Corp., 5.625%, due 07/15/13	2,349,747
1,500,000		Vale Overseas Ltd., 6.875%, due 11/10/39	1,726,442
			7,681,329
		Telecommunication Services: 0.9%
450,000	S	AT&T Corp., 7.300%, due 11/15/11	482,082
3,300,000	S	AT&T, Inc., 4.950%, due 01/15/13	3,587,856
1,800,000	S	AT&T, Inc., 5.500%, due 02/01/18	2,090,945
2,300,000	S	AT&T, Inc., 6.300%, due 01/15/38	2,606,746
20,700,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 5.250%, due 02/01/12	21,926,165
200,000	S	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	204,500
950,000	S	Qwest Corp., 8.875%, due 03/15/12	1,045,000
2,500,000	S	Verizon Communications, Inc., 5.250%, due 04/15/13	2,760,380
			34,703,674
		Utilities: 0.4%
3,700,000	#, S	EDF S.A., 5.500%, due 01/26/14	4,178,158
1,300,000	#, S	EDF S.A., 6.500%, due 01/26/19	1,590,325
3,700,000	#, S	Electricite de France, 6.950%, due 01/26/39	4,845,435
4,300,000	#	NRG Energy, Inc., 8.250%, due 09/01/20	4,455,875
			15,069,793
		Total Corporate Bonds/Notes
		(Cost $1,040,549,400)	1,126,780,413
U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.7%
		Federal Home Loan Mortgage Corporation##: 3.8%
56,811	S	0.607%, due 12/15/29	56,941
1,098,774	S	1.586%, due 10/25/44	1,141,816
331,001	S	2.515%, due 09/01/35	344,405
4,990,334	S	2.634%, due 06/01/35	5,220,955
38,718	S	2.643%, due 06/01/24	40,530
51,953	S	2.653%, due 11/01/31	54,057
1,188,764	S	2.892%, due 01/01/29	1,246,544
121,629	S	3.500%, due 07/15/32	127,016
16,000,000	W	4.500%, due 10/15/35	16,642,496
3,736,051	S	4.500%, due 06/15/17-12/15/27	3,790,936
12,999,851		4.500%, due 02/01/39-09/01/40	13,540,768
446,744	S	5.000%, due 03/15/26-05/15/26	446,953
702,063	S	5.174%, due 03/01/35	748,652
45,000,000	W	5.500%, due 10/15/35	47,735,190
2,011,367	S	5.500%, due 03/15/17-03/01/23	2,159,601
6,267,535		5.500%, due 07/01/38	6,653,500
11,363,577	S	6.000%, due 01/01/22-08/01/38	12,331,463
30,000,004		6.000%, due 08/01/37-09/01/39	32,223,754
758,003	S	6.500%, due 07/01/19-02/25/43	855,849
51,032	S	8.250%, due 08/15/21	60,959
			145,422,385
		Federal National Mortgage Association##: 30.8%
15,200,000	S	0.456%, due 10/27/37	15,176,929
138,556	S	0.756%, due 03/25/17	139,366
27,100,000		1.125%, due 09/30/13	27,323,927
244,778	S	1.156%, due 04/25/32	248,833
513,433	S	1.570%, due 08/01/42-10/01/44	515,492
1,200,000		1.625%, due 10/26/15	1,200,978
1,450,179	S	2.156%, due 08/01/35	1,490,359
1,494,530	S	2.469%, due 10/01/35	1,564,444
4,018,598	S	2.740%, due 11/01/34	4,215,071
1,981,166	S	2.863%, due 10/01/35	2,034,303
1,105,826	S	2.985%, due 10/01/35	1,161,895
64,205	S	3.642%, due 05/01/36	64,482
61,000,000	W	4.000%, due 07/25/39-11/25/39	62,569,349

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$316,000,000	W	4.500%, due 10/15/35	$329,133,592
667,886	S	4.500%, due 04/25/16-04/25/17	671,237
232,999,692		4.500%, due 05/01/35-09/01/40	242,999,711
8,200,000		4.625%, due 10/15/13	9,126,879
515,590	S	4.646%, due 12/01/36	538,310
961,093	S	4.813%, due 02/01/34	1,012,199
31,000,000	W	5.000%, due 10/15/33	32,632,336
186,048	S	5.000%, due 01/25/17	188,371
6,460,328		5.000%, due 03/01/35	6,846,312
1,544,917	S	5.005%, due 09/01/34	1,626,244
39,000,000	W	5.500%, due 10/15/18-10/15/35	41,538,285
61,742,471	S	5.500%, due 06/01/23-03/01/38	66,252,205
18,824,987		5.500%, due 01/01/37-06/01/38	20,031,019
74,000,000	W	6.000%, due 10/01/39	79,492,206
189,311,097	S	6.000%, due 09/01/21-11/01/39	204,217,601
1,512,637		6.000%, due 12/01/38	1,633,998
29,000,000	W	6.500%, due 10/01/31	31,623,601
4,525,451	S	6.500%, due 11/01/15-06/17/38	4,909,492
			1,192,179,026
		Government National Mortgage Association: 0.1%
252,111	S	3.125%, due 10/20/29	260,161
248,893	S	3.375%, due 01/20/27	257,339
302,916	S	3.625%, due 08/20/27	313,320
3,000,000	W	6.000%, due 10/01/32	3,255,468
			4,086,288
		Total U.S. Government Agency Obligations
		(Cost $1,326,529,430)	1,341,687,699
U.S. TREASURY OBLIGATIONS: 39.9%
		U.S. Treasury Notes: 38.8%
586,209,000	L	0.375%, due 08/31/12	585,865,474
20,400,000		0.375%, due 09/30/12	20,380,885
132,500,000		0.625%, due 06/30/12	133,058,753
12,600,000	L	1.250%, due 08/31/15	12,598,034
27,600,000		1.750%, due 07/31/15	28,268,389
24,600,000	L	1.875%, due 08/31/17	24,582,706
181,600,000		1.875%, due 06/30/15-09/30/17	183,706,349
80,800,000	S	2.125%, due 05/31/15	84,253,069
44,900,000		2.375%, due 07/31/17	46,366,254
117,800,000	S	2.500%, due 06/30/17	122,751,252
10,500,000		2.500%, due 04/30/15	11,133,287
99,000,000	S	2.750%, due 11/30/16-05/31/17	104,972,509
22,800,000		3.000%, due 02/28/17	24,524,250
68,500,000	S	3.125%, due 04/30/17	74,135,221
9,500,000		3.125%, due 10/31/16-01/31/17	10,303,352
21,400,000		3.250%, due 12/31/16	23,357,779
6,400,000		9.250%, due 02/15/16	9,011,501
			1,499,269,064
		Treasury Inflation Indexed Protected Securities(ip): 1.1%
1,800,000		1.250%, due 07/15/20	1,890,622
5,600,000		1.750%, due 01/15/28	6,191,353
500,000	S	2.000%, due 01/15/26	605,289
6,000,000		2.125%, due 02/15/40	6,781,506
8,500,000	S	2.375%, due 01/15/25	11,329,380
1,500,000		2.375%, due 01/15/27	1,875,850
9,700,000		2.500%, due 01/15/29	11,650,194
300,000		3.625%, due 04/15/28	542,144
1,400,000		3.875%, due 04/15/29	2,587,650
			43,453,988
		Total U.S. Treasury Obligations
		(Cost $1,521,625,882)	1,542,723,052
ASSET-BACKED SECURITIES: 2.1%
		Automobile Asset-Backed Securities: 0.2%
2,956,410	#, S	Ally Auto Receivables Trust, 1.320%, due 03/15/12	2,964,882
4,074,158	S	Ford Credit Auto Owner Trust, 1.677%, due 06/15/12	4,092,048
			7,056,930
		Credit Card Asset-Backed Securities: 0.1%
3,300,000	S	BA Credit Card Trust, 0.837%, due 04/15/13	3,301,888
			3,301,888
		Home Equity Asset-Backed Securities: 0.0%
204,078	S	MASTR Asset-Backed Securities Trust, 0.306%, due 11/25/36	130,788
279,774	S	New Century Home Equity Loan Trust, 0.516%, due 06/25/35	269,562
201,707	S	Renaissance Home Equity Loan Trust, 0.696%, due 08/25/33	178,433
102,188	S	Securitized Asset-Backed Receivables, LLC Trust, 0.336%, due 11/25/36	36,973
			615,756
		Other Asset-Backed Securities: 1.8%
218,254	S	Bear Stearns Asset-Backed Securities, Inc., 0.336%, due 10/25/36	203,580
4,398,692	S	Bear Stearns Asset-Backed Securities, Inc., 3.502%, due 10/25/36	3,324,419
340,742	S	Countrywide Asset-Backed Certificates, 0.306%, due 05/25/47	338,754
57,127	S	Credit-Based Asset Servicing and Securitization, LLC, 0.316%, due 11/25/36	48,980
45,000	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.306%, due 11/25/36	44,492
360,551	S	GSAMP Trust, 0.326%, due 12/25/36	244,893

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$20,105	S	Morgan Stanley Capital, Inc., 0.296%, due 10/25/36	$20,062
369,967	S	Securitized Asset-Backed Receivables, LLC Trust, 0.316%, due 12/25/36	129,291
17,347,311	S	Small Business Administration, 5.160%, due 02/01/28	19,047,767
1,718,747	S	Small Business Administration, 5.290%, due 12/01/27	1,920,393
15,457,814	S	Small Business Administration, 5.471%, due 03/10/18	16,793,691
10,740,332	S	Small Business Administration, 5.490%, due 03/01/28	11,960,974
11,611,185	S	Small Business Administration, 5.902%, due 02/10/18	13,050,929
710,891	S	Specialty Underwriting & Residential Finance, 0.316%, due 01/25/38	638,838
383,388	S	Structured Asset Securities Corp., 0.306%, due 10/25/36	380,970
			68,148,033
		Total Asset-Backed Securities
		(Cost $74,862,032)	79,122,607
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.5%
400,694	S	Adjustable Rate Mortgage Trust, 3.113%, due 05/25/35	398,061
509,359	S	American Home Mortgage Investment Trust, 2.281%, due 02/25/44	508,403
1,528,175	S	American Home Mortgage Investment Trust, 2.678%, due 02/25/45	1,329,714
3,500,000	S	Banc of America Commercial Mortgage, Inc., 5.928%, due 05/10/45	3,844,567
2,359,967	S	Banc of America Funding Corp., 2.893%, due 05/25/35	2,350,112
240,123	S	Banc of America Mortgage Securities, Inc., 2.924%, due 07/25/33	234,025
575,178	S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	589,460
163,609	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.349%, due 01/25/34	157,275
5,459,242	S	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35	4,828,563
1,417,239	S	Bear Stearns Alternative-A Trust, 2.848%, due 05/25/35	1,112,316
1,178,186	S	Bear Stearns Alternative-A Trust, 2.984%, due 09/25/35	895,366
3,678,934	S	Bear Stearns Alternative-A Trust, 5.316%, due 11/25/36	2,275,789
2,087,472	S	Bear Stearns Alternative-A Trust, 5.386%, due 11/25/36	1,297,189
1,200,000	S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	1,315,305
817,485	S	Citigroup Mortgage Loan Trust, Inc., 2.650%, due 10/25/35	692,877
3,700,000	S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	3,853,651
4,420,399	S, I, ^	Countrywide Alternative Loan Trust, 4.744%, due 05/25/35	501,731
753,462	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.576%, due 03/25/35	477,680
3,451,447	#, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.596%, due 06/25/35	2,946,007
40,382	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 05/25/33	40,741
10,700,000	S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	10,748,958
400,000	S	Credit Suisse Mortgage Capital Certificates, 5.846%, due 03/15/39	424,777
669,199	S	Downey Savings & Loan Association Mortgage Loan Trust, 2.483%, due 07/19/44	497,280
2,143,154	S	Federal Home Loan Mortgage Corporation, 1.786%, due 07/25/44	2,149,013
499,435		Federal Housing Administration, 8.175%, due 03/01/27	504,881
707,421	S	First Horizon Alternative Mortgage Securities, 2.606%, due 03/25/35	491,975
46,315,063	S, I, ^	First Horizon Alternative Mortgage Securities, 4.444%, due 01/25/36	5,974,995
5,492,843	S	First Horizon Asset Securities, Inc., 5.721%, due 02/25/36	5,154,668
790,608	S	GMAC Mortgage Corp. Loan Trust, 5.204%, due 11/19/35	698,788
222,165	S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	226,404
102,227	S	Greenpoint Mortgage Funding Trust, 0.336%, due 01/25/47	96,139
200,000	S	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	213,473
1,900,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	2,006,356
2,295,696	S	GSR Mortgage Loan Trust, 2.923%, due 09/25/35	2,201,373
12,753	S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	12,755
4,343,128	S	Harborview Mortgage Loan Trust, 0.447%, due 01/19/38	2,728,522
4,196,619	S	Harborview Mortgage Loan Trust, 0.497%, due 03/19/36	2,450,861
600,000	S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	625,422
1,300,000	S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	1,366,129
200,893	S	J.P. Morgan Mortgage Trust, 5.750%, due 01/25/36	181,785
1,441,169	S	Merrill Lynch Mortgage Investors Trust, 0.466%, due 02/25/36	1,124,172
8,870,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	8,863,456
2,700,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	2,714,906
12,900,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.163%, due 08/12/49	13,974,004
363,044	S	MLCC Mortgage Investors, Inc., 0.506%, due 11/25/35	306,048
16,500,000	S	Morgan Stanley Capital I, 5.809%, due 12/12/49	17,501,540
3,900,000	S	Morgan Stanley Capital I, 6.075%, due 06/11/49	4,179,324
1,400,000	#, S	Morgan Stanley Reremic Trust, 6.002%, due 08/12/45	1,534,050
62,288	#, S	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	63,607
452,684	S	Residential Accredit Loans, Inc., 0.656%, due 03/25/33	405,667
1,115,821	S	Residential Accredit Loans, Inc., 1.730%, due 09/25/45	672,699
249,816	S	Residential Asset Securitization Trust, 0.656%, due 05/25/33	218,023
96,741	S	Sequoia Mortgage Trust, 0.607%, due 07/20/33	91,241
234,152	S	SLM Student Loan Trust, 0.748%, due 07/25/13	234,344
642,108	S	SLM Student Loan Trust, 0.798%, due 01/25/15	642,816
2,600,000	S	SLM Student Loan Trust, 0.998%, due 10/25/17	2,623,035
2,933,548	S	SLM Student Loan Trust, 1.178%, due 07/25/13	2,939,330
26,088,234	S	SLM Student Loan Trust, 1.998%, due 04/25/23	27,029,881
1,000,000	#	SLM Student Loan Trust, 2.907%, due 12/16/19	1,001,199
69,531	S	Structured Asset Mortgage Investments, Inc., 0.356%, due 09/25/47	69,374
3,688,439	S	Structured Asset Mortgage Investments, Inc., 0.476%, due 05/25/36	2,101,792
1,535,067	S	Structured Asset Mortgage Investments, Inc., 0.507%, due 07/19/35	1,324,709
4,180,710	S	Thornburg Mortgage Securities Trust, 0.356%, due 03/25/37	4,042,723
3,015,539	S	Thornburg Mortgage Securities Trust, 0.366%, due 11/25/46	2,934,554
3,425,592	#, S	Wachovia Bank Commercial Mortgage Trust, 0.347%, due 09/15/21	3,182,280
1,611,864	S	Washington Mutual Mortgage Pass-through Certificates, 0.796%, due 12/25/27	1,453,145
66,805	S	Washington Mutual Mortgage Pass-through Certificates, 1.770%, due 06/25/42	54,648
79,546	S	Washington Mutual Mortgage Pass-through Certificates, 1.770%, due 08/25/42	70,511
1,638,698	S, I, X, ^	Washington Mutual Mortgage Pass-through Certificates, 2.337%, due 12/25/27	90,128

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$245,485	S	Washington Mutual Mortgage Pass-through Certificates, 3.253%, due 10/25/46	$172,625
	3,659,285	S	Washington Mutual Mortgage Pass-through Certificates, 3.297%, due 08/25/46	2,533,621
	806,907	S	Wells Fargo Mortgage-Backed Securities Trust, 2.889%, due 07/25/35	807,171
	226,667	S	Wells Fargo Mortgage-Backed Securities Trust, 2.955%, due 05/25/35	218,530
			Total Collateralized Mortgage Obligations
			(Cost $169,107,075)	173,578,539
MUNICIPAL BONDS: 2.8%
			Alaska: 0.2%
	9,400,000	S	Northern TOB Securitization Corp., 5.000%, due 06/01/46	6,366,526
				6,366,526
			California: 1.4%
	4,500,000	S	Bay Area Toll Authority, 7.043%, due 04/01/50	4,910,715
	1,200,000	S	California Infrastructure & Economic Development Bank, 6.486%, due 05/15/49	1,327,620
	4,200,000	S	California State Public Works Board, 7.804%, due 03/01/35	4,474,848
	2,000,000	S	California State University, 6.484%, due 11/01/41	2,180,000
	6,700,000	S	Los Angeles Unified School District, 4.500%, due 07/01/22	7,163,975
	21,000,000	S	Southern California Public Power Authority, 5.943%, due 07/01/40	21,681,450
	700,000	S	State of California, 7.500%, due 04/01/34	771,134
	1,200,000	S	State of California, 5.650%, due 04/01/39	1,291,764
	1,300,000	S	State of California, 7.550%, due 04/01/39	1,418,573
	1,800,000	S	Tobacco Securitization Authority of Southern California, 5.125%, due 06/01/46	1,219,680
	9,300,000	S	University of California, 6.270%, due 05/15/31	9,739,797
				56,179,556
			Connecticut: 0.3%
	8,700,000	S	State of Connecticut, 5.850%, due 03/15/32	9,864,669
				9,864,669
			Illinois: 0.4%
	6,800,000	S	Chicago Transit Authority, 6.899%, due 12/01/40	7,369,925
	700,000	S	Chicago Transit Authority, 6.300%, due 12/01/21	773,094
	570,000	S	City of Chicago, 5.000%, due 01/01/35	579,530
	1,200,000	S	State of Illinois, 6.725%, due 04/01/35	1,200,612
	1,000,000	S	State of Illinois, 6.900%, due 03/01/35	1,002,190
	3,400,000	S	State of Illinois, 4.071%, due 01/01/14	3,525,324
				14,450,675
			Nebraska: 0.0%
	1,500,000	S	Public Power Generation Agency, 7.242%, due 01/01/41	1,607,130
				1,607,130
			Nevada: 0.1%
	2,300,000	S	County of Clark NV, 6.820%, due 07/01/45	2,592,192
				2,592,192
			New Jersey: 0.2%
	8,100,000	S	New Jersey Economic Development Authority, 1.292%, due 06/15/13	8,066,790
				8,066,790
			New York: 0.0%
	870,000	S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	877,091
				877,091
			Pennsylvania: 0.2%
	2,700,000	S	Pennsylvania Economic Development Financing Authority, 6.532%, due 06/15/39	2,827,386
	4,000,000	S	University of Pittsburgh, 5.000%, due 09/15/28	4,491,960
				7,319,346
			Texas: 0.0%
	1,300,000		Texas State Transportation Commission, 5.178%, due 04/01/30	1,398,475
				1,398,475
			Washington: 0.0%
	1,560,000	S, Z	State of Washington, 3.945%, due 12/01/20	1,130,360
				1,130,360
			Total Municipal Bonds
			(Cost $104,676,792)	109,852,810
OTHER BONDS: 1.5%
			Foreign Government Bonds: 1.5%
EUR	1,100,000	#, I	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, due 09/15/17	1,496,458
BRL	56,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	31,656,529
CAD	800,000		Canada Housing Trust No 1, 3.350%, due 12/15/20	791,167
CAD	4,600,000	S	Canadian Government International Bond, 2.000%, due 12/01/14	4,503,073
CAD	9,300,000		Canadian Government International Bond, 2.500%, due 09/01/13	9,280,747
CAD	200,000	S	Canadian Government International Bond, 4.500%, due 06/01/15	216,791
	$2,400,000	#, S	Export-Import Bank of China, 4.875%, due 07/21/15	2,675,830
	2,000,000		Federative Republic of Brazil, 12.500%, due 01/05/22	1,450,946
	1,100,000	#, S	Korea Housing Finance Corp., 4.125%, due 12/15/15	1,156,531
	750,000	S	Panama Government International Bond, 8.875%, due 09/30/27	1,093,125
	4,000,000	#, S	Societe Financement de l’Economie Francaise, 0.726%, due 07/16/12	4,012,080
	975,000	S	South Africa Government International Bond, 5.875%, due 05/30/22	1,126,125
	180,000	S	South Africa Government International Bond, 6.500%, due 06/02/14	205,650
			Total Other Bonds
			(Cost $54,712,045)	59,665,052

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 1.1%
		Consumer Discretionary: 0.1%
192,000	@, P, S	Motors Liquidation Co.		$1,519,200
				1,519,200
		Financials: 1.0%
94,400	S	American International Group, Inc.		810,896
39,000	S	Wells Fargo & Co.		39,234,000
				40,044,896
		Total Preferred Stock
		(Cost $32,325,599)		41,564,096
		Total Long-Term Investments
		(Cost $4,324,388,255)		4,474,974,268
SHORT-TERM INVESTMENTS: 14.0%
		Commercial Paper: 0.0%
2,800,000	±, S	Lehman Brothers Holdings, Inc., 12.600%, due 11/24/08		619,500
		Total Commercial Paper
		(Cost $619,500)		619,500
		Securities Lending Collateral(cc): 14.0%
537,209,890		BNY Mellon Overnight Government Fund (1)		537,209,890
2,280,616	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,824,493
		Total Securities Lending Collateral
		(Cost $539,490,506)		539,034,383
		Total Short-Term Investments
		(Cost $540,110,006)		539,653,883
		Total Investments in Securities
		(Cost $4,864,498,261)*	129.8%	$5,014,628,151
		Other Assets and Liabilities - Net	(29.8)	(1,150,982,237)
		Net Assets	100.0%	$3,863,645,914

	@	Non-income producing security
	ADR	American Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	BRL	Brazilian Real
	CAD	Canadian Dollar
	DKK	Danish Krone
	EUR	EU Euro
	GBP	British Pound
	JPY	Japanese Yen
	*	Cost for federal income tax purposes is $4,864,554,022.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$191,826,169
		Gross Unrealized Depreciation		(41,752,040)
		Net Unrealized Appreciation		$150,074,129

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Preferred Stock	$39,234,000	$2,330,096	$—	$41,564,096
Corporate Bonds/Notes	—	1,126,780,413	—	1,126,780,413
U.S. Government Agency Obligations	—	1,341,687,699	—	1,341,687,699
U.S. Treasury Obligations	—	1,542,723,052	—	1,542,723,052
Asset-Backed Securities	—	79,122,607	—	79,122,607
Collateralized Mortgage Obligations	—	173,073,658	504,881	173,578,539
Municipal Bonds	—	109,852,810	—	109,852,810
Other Bonds	—	55,652,972	4,012,080	59,665,052
Short-Term Investments	537,209,890	619,500	1,824,493	539,653,883
Total Investments, at value	$585,689,890	$4,422,596,807	$6,341,454	$5,014,628,151
Other Financial Instruments+:
Forward foreign currency contracts	—	9,567,763	—	9,567,763
Futures	10,243,488	—	—	10,243,488
Swaps, at value	—	15,723,053	932,492	16,655,545
Total Assets	$595,933,378	$4,447,887,623	$7,273,946	$5,051,094,947

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(10,592,762)	$—	$(10,592,762)
Swaps, at value	—	(1,978,632)	(16,068)	(1,994,700)
Written options	(190,766)	(6,781,129)	—	(6,971,895)
Total Liabilities	$(190,766)	$(19,352,523)	$(16,068)	$(19,559,357)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Collateralized Mortgage Obligations	509,001	—	(10,267)	(326)	(356)	6,830	—	—	504,882
Other Bonds	3,997,016	—	—	—	—	15,064	—	—	4,012,080
Short-Term Investments	1,824,493	—	—	—	—	—	—	—	1,824,493
Total Investments, at value	$6,330,510	$—	$(10,267)	$(326)	$(356)	$21,894	$—	$—	$6,341,455
Other Financial Instruments+:
Swaps, at value	1,174,660	—	—	—	—	(242,168)	—	—	932,492
Total Assets	$7,505,170	$—	$(10,267)	$(326)	$(356)	$(220,274)	$—	$—	$7,273,947

Liabilities Table
Other Financial Instruments+:
Swaps, at value	$(1,702)	$—	$—	$—	$—	$(14,366)	$—	$—	$(16,068)
Total Liabilities	$(1,702)	$—	$—	$—	$—	$(14,366)	$—	$—	$(16,068)

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(234,640).

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazilian Real
BRL1,115,700	BUY	9/2/11	$600,000	$609,162	$9,162
Brazilian Real
BRL348,940	BUY	12/2/10	200,000	203,469	3,469
Indian Rupee
INR55,896,000	BUY	11/12/10	1,200,000	1,234,069	34,069
Indian Rupee
INR45,700,000	BUY	1/12/11	1,000,000	999,126	(874)
South Korean Won
KRW385,852,500	BUY	11/12/10	330,000	337,773	7,773
Brazilian Real
BRL35,005,650	BUY	12/2/10	19,506,102	20,412,017	905,915
Brazilian Real
BRL1,072,200	BUY	10/4/10	600,000	633,145	33,145
Mexican Peso
MXN7,598,100	BUY	2/22/11	600,000	594,563	(5,437)
Philippine Peso
PHP110,050,000	BUY	11/15/10	2,500,000	2,495,601	(4,399)
Singapore Dollar
SGD800,220	BUY	11/12/10	600,000	608,442	8,442
Taiwan New Dollar
TWD15,534,390	BUY	10/12/10	502,000	497,312	(4,688)
Mexican Peso
MXN2,608,800	BUY	2/22/11	200,000	204,142	4,142
Malaysian Ringgit
MYR1,860,000	BUY	2/7/11	600,000	597,359	(2,641)
Mexican Peso
MXN3,809,820	BUY	2/22/11	300,000	298,124	(1,876)
Philippine Peso
PHP26,952,000	BUY	6/15/11	600,000	598,380	(1,620)
Brazilian Real
BRL1,062,900	BUY	10/4/10	600,000	627,653	27,653
Brazilian Real
BRL894,150	BUY	12/2/10	500,000	521,385	21,385
Singapore Dollar
SGD791,436	BUY	3/9/11	600,000	601,796	1,796
Turkish Lira
TRY917,280	BUY	1/27/11	600,000	621,138	21,138
Indonesian Rupiah
IDR5,499,150,000	BUY	11/24/10	610,000	610,158	158
Indonesian Rupiah
IDR5,430,000,000	BUY	11/24/10	600,000	602,486	2,486
Brazilian Real
BRL532,890	BUY	12/2/10	300,000	310,732	10,732
Brazilian Real
BRL354,740	BUY	12/2/10	200,000	206,851	6,851
South Korean Won
KRW102,811,800	BUY	11/12/10	91,000	90,001	(999)
South African Rand
ZAR2,170,020	BUY	10/28/10	300,000	309,905	9,905
South African Rand
ZAR4,312,500	BUY	10/28/10	600,000	615,877	15,877
Brazilian Real
BRL893,800	BUY	10/4/10	500,000	527,798	27,798
Brazilian Real
BRL1,069,500	BUY	10/4/10	600,000	631,550	31,550
Brazilian Real
BRL4,422,750	BUY	10/4/10	2,500,000	2,611,677	111,677
Indonesian Rupiah
IDR5,434,200,000	BUY	11/24/10	600,000	602,952	2,952
Indonesian Rupiah
IDR2,706,000,000	BUY	11/24/10	300,000	300,244	244
Indonesian Rupiah
IDR2,704,500,000	BUY	11/24/10	300,000	300,078	78
Taiwan New Dollar
TWD13,201,740	BUY	10/12/10	426,000	422,636	(3,364)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazilian Real
BRL 519,900	BUY	10/4/10	$300,000	$307,006	$7,006
South Korean Won
KRW 1,844,500,000	BUY	11/12/10	1,561,217	1,614,664	53,447
Brazilian Real
BRL 1,070,100	BUY	10/4/10	600,000	631,905	31,905
Brazilian Real
BRL 1,062,420	BUY	10/4/10	600,000	627,369	27,369
Mexican Peso
MXN 2,682,577	BUY	2/22/11	202,765	209,916	7,151
Mexican Peso
MXN 12,932,500	BUY	2/22/11	1,000,000	1,011,987	11,987
Mexican Peso
MXN 2,568,200	BUY	2/22/11	200,000	200,965	965
Mexican Peso
MXN 2,565,800	BUY	2/22/11	200,000	200,778	778
Canadian Dollar
CAD 4,396,000	BUY	11/18/10	4,272,159	4,267,719	(4,440)
Canadian Dollar
CAD 1,025,000	BUY	11/18/10	997,859	995,089	(2,770)
Brazilian Real
BRL 4,470,250	BUY	12/2/10	2,500,000	2,606,631	106,631
Brazilian Real
BRL 894,750	BUY	12/2/10	500,000	521,734	21,734
Malaysian Ringgit
MYR 2,850,000	BUY	2/7/11	917,372	915,309	(2,063)
Mexican Peso
MXN 12,731,541	BUY	2/22/11	960,146	996,262	36,116
Mexican Peso
MXN 2,606,440	BUY	2/22/11	200,000	203,958	3,958
Mexican Peso
MXN 5,212,360	BUY	2/22/11	400,000	407,875	7,875
Mexican Peso
MXN 2,567,200	BUY	2/22/11	200,000	200,887	887
Mexican Peso
MXN 2,546,400	BUY	2/22/11	200,000	199,260	(740)
Mexican Peso
MXN 6,371,750	BUY	2/22/11	500,000	498,599	(1,401)
Brazilian Real
BRL 519,600	BUY	10/4/10	300,000	306,829	6,829
South African Rand
ZAR 4,308,684	BUY	10/28/10	600,000	615,332	15,332
South African Rand
ZAR 3,642,000	BUY	1/28/11	500,000	512,696	12,696
Brazilian Real
BRL 1,073,100	BUY	12/2/10	600,000	625,731	25,731
Brazilian Real
BRL 4,469,000	BUY	12/2/10	2,500,000	2,605,902	105,902
Indonesian Rupiah
IDR 4,505,000,000	BUY	11/24/10	500,000	499,852	(148)
Mexican Peso
MXN 2,546,900	BUY	2/22/11	200,000	199,299	(701)
Mexican Peso
MXN 6,347,250	BUY	2/22/11	500,000	496,682	(3,318)
Mexican Peso
MXN 3,808,950	BUY	2/22/11	300,000	298,056	(1,944)
Mexican Peso
MXN 6,344,700	BUY	2/22/11	500,000	496,482	(3,518)
Malaysian Ringgit
MYR 4,292,371	BUY	10/12/10	1,253,613	1,389,307	135,694
Australian Dollar
AUD 488,000	BUY	10/5/10	468,886	471,382	2,496
Brazilian Real
BRL 8,181,900	BUY	10/4/10	4,500,000	4,831,493	331,493
South African Rand
ZAR 5,864,080	BUY	10/28/10	800,000	837,462	37,462
South African Rand
ZAR 728,640	BUY	10/28/10	100,000	104,059	4,059
South African Rand
ZAR 2,216,670	BUY	10/28/10	300,000	316,567	16,567
South African Rand
ZAR 2,926,300	BUY	10/28/10	400,000	417,911	17,911
South African Rand
ZAR 2,199,675	BUY	10/28/10	300,000	314,140	14,140

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Malaysian Ringgit
MYR 1,330,000	BUY	10/12/10	$398,980	$430,480	$31,500
Malaysian Ringgit
MYR 758,474	BUY	10/12/10	230,413	245,494	15,081
Malaysian Ringgit
MYR 1,551,250	BUY	2/7/11	500,000	498,201	(1,799)
Australian Dollar
AUD 1,500,000	BUY	10/29/10	1,402,560	1,444,585	42,025
Australian Dollar
AUD 39,000	BUY	10/5/10	37,465	37,672	207
Australian Dollar
AUD 488,000	BUY	10/5/10	468,788	471,382	2,594
Indonesian Rupiah
IDR 2,704,500,000	BUY	11/24/10	300,000	300,078	78
Indonesian Rupiah
IDR 4,506,000,000	BUY	11/24/10	500,000	499,963	(37)
Indian Rupee
INR 45,680,000	BUY	1/12/11	1,000,000	998,689	(1,311)
Canadian Dollar
CAD 1,026,000	BUY	11/18/10	998,081	996,060	(2,021)
Canadian Dollar
CAD 1,439,000	BUY	11/18/10	1,398,461	1,397,008	(1,453)
South African Rand
ZAR 1,490,740	BUY	10/28/10	200,000	212,896	12,896
South African Rand
ZAR 2,946,360	BUY	10/28/10	400,000	420,776	20,776
South African Rand
ZAR 2,210,370	BUY	10/28/10	300,000	315,668	15,668
South African Rand
ZAR 2,215,770	BUY	10/28/10	300,000	316,439	16,439
Brazilian Real
BRL 5,549,620	BUY	10/4/10	3,100,000	3,277,105	177,105
Brazilian Real
BRL 4,422,500	BUY	10/4/10	2,500,000	2,611,530	111,530
Brazilian Real
BRL 4,420,000	BUY	10/4/10	2,500,000	2,610,054	110,054
Indonesian Rupiah
IDR 2,940,900,000	BUY	7/27/11	316,634	312,738	(3,896)
South Korean Won
KRW 1,475,400,000	BUY	11/12/10	1,235,834	1,291,556	55,722
Taiwan New Dollar
TWD 9,382,000	BUY	1/14/11	298,552	300,843	2,291
Brazilian Real
BRL 895,950	BUY	12/2/10	500,000	522,434	22,434
Brazilian Real
BRL 355,300	BUY	12/2/10	200,000	207,178	7,178
South Korean Won
KRW 1,259,060,000	BUY	1/19/11	1,100,000	1,099,007	(993)
Taiwan New Dollar
TWD 1,032,568	BUY	10/12/10	33,223	33,056	(167)
Canadian Dollar
CAD 517,000	BUY	11/18/10	503,310	501,913	(1,397)
Indonesian Rupiah
IDR 12,143,100,000	BUY	7/27/11	1,306,131	1,291,309	(14,822)
South Korean Won
KRW 235,280,000	BUY	11/12/10	200,000	205,963	5,963
Chinese Yuan
CNY 60,288,237	BUY	4/7/11	8,979,481	9,050,810	71,329
EU Euro
EUR 50,151,000	BUY	11/23/10	64,224,875	68,338,649	4,113,774
Indonesian Rupiah
IDR 11,843,974,500	BUY	7/27/11	1,282,509	1,259,500	(23,009)
South Korean Won
KRW 1,007,146,917	BUY	11/12/10	850,775	881,650	30,875
South Korean Won
KRW 348,450,000	BUY	11/12/10	300,000	305,031	5,031
South Korean Won
KRW 348,429,000	BUY	11/12/10	300,000	305,013	5,013
Malaysian Ringgit
MYR 3,174,000	BUY	10/12/10	976,615	1,027,325	50,710
Malaysian Ringgit
MYR 668,000	BUY	10/12/10	198,249	216,211	17,962

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Malaysian Ringgit
MYR 685,000	BUY	10/12/10	$203,324	$221,713	$18,389
Turkish Lira
TRY 755,650	BUY	1/27/11	500,000	511,690	11,690
Turkish Lira
TRY 748,475	BUY	1/27/11	500,000	506,832	6,832
Brazilian Real
BRL 354,900	BUY	12/2/10	200,000	206,944	6,944
Brazilian Real
BRL 6,230,920	BUY	12/2/10	3,551,697	3,633,289	81,592
Brazilian Real
BRL 8,008,880	BUY	10/4/10	4,400,000	4,729,323	329,323
Turkish Lira
TRY 757,550	BUY	1/27/11	500,000	512,977	12,977
Turkish Lira
TRY 452,550	BUY	1/27/11	300,000	306,445	6,445
Turkish Lira
TRY 452,730	BUY	1/27/11	300,000	306,567	6,567
Turkish Lira
TRY 604,480	BUY	1/27/11	400,000	409,325	9,325
Turkish Lira
TRY 756,250	BUY	1/27/11	500,000	512,097	12,097
Singapore Dollar
SGD 660,850	BUY	3/9/11	500,000	502,500	2,500
Australian Dollar
AUD 4,607,000	BUY	10/29/10	4,081,157	4,436,803	355,646
Brazilian Real
BRL 519,120	BUY	12/2/10	300,000	302,702	2,702
Canadian Dollar
CAD 412,000	BUY	11/18/10	400,789	399,977	(812)
Brazilian Real
BRL 522,420	BUY	12/2/10	300,000	304,626	4,626
Brazilian Real
BRL 693,760	BUY	12/2/10	400,000	404,536	4,536
Brazilian Real
BRL 693,240	BUY	12/2/10	400,000	404,233	4,233
Brazilian Real
BRL 518,700	BUY	12/2/10	300,000	302,457	2,457
Taiwan New Dollar
TWD 2,323,772	BUY	1/14/11	73,817	74,514	697
South African Rand
ZAR 4,464,300	BUY	10/28/10	600,000	637,556	37,556
South African Rand
ZAR 2,232,300	BUY	10/28/10	300,000	318,800	18,800
South Korean Won
KRW 691,248,000	BUY	1/19/11	600,000	603,376	3,376
Indonesian Rupiah
IDR 9,883,500,000	BUY	11/24/10	1,100,000	1,096,624	(3,376)
Indonesian Rupiah
IDR 3,515,850,000	BUY	11/24/10	390,000	390,101	101
Indonesian Rupiah
IDR 4,512,500,000	BUY	11/24/10	500,000	500,684	684
South Korean Won
KRW 575,550,000	BUY	1/19/11	500,000	502,386	2,386
Indonesian Rupiah
IDR 5,883,520,000	BUY	4/15/11	640,000	637,103	(2,897)
South Korean Won
KRW 348,750,000	BUY	11/12/10	300,000	305,294	5,294
South Korean Won
KRW 1,151,100,000	BUY	1/19/11	1,000,000	1,004,771	4,771
South Korean Won
KRW 575,800,000	BUY	1/19/11	500,000	502,604	2,604
Taiwan New Dollar
TWD 7,631,000	BUY	1/14/11	246,679	244,696	(1,983)
Malaysian Ringgit
MYR 1,330,000	BUY	10/12/10	403,948	430,480	26,532
Malaysian Ringgit
MYR 758,474	BUY	10/12/10	230,343	245,494	15,151
Australian Dollar
AUD 2,670,000	BUY	10/29/10	2,354,833	2,571,362	216,529
Mexican Peso
MXN 86,067,076	BUY	2/22/11	6,687,938	6,734,877	46,939
South African Rand
ZAR 2,279,700	BUY	9/13/11	300,000	309,937	9,937

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
South African Rand
ZAR 2,169,240	BUY	10/28/10	$300,000	$309,794	$9,794
South African Rand
ZAR 2,171,550	BUY	10/28/10	300,000	310,124	10,124
Brazilian Real
BRL 174,450	BUY	12/2/10	100,000	101,723	1,723
Brazilian Real
BRL 522,750	BUY	12/2/10	300,000	304,819	4,819
Singapore Dollar
SGD 799,860	BUY	11/12/10	600,000	608,168	8,168
Singapore Dollar
SGD 396,510	BUY	3/9/11	300,000	301,500	1,500
Singapore Dollar
SGD 660,800	BUY	3/9/11	500,000	502,462	2,462
Turkish Lira
TRY 917,520	BUY	1/27/11	600,000	621,301	21,301
Turkish Lira
TRY 909,000	BUY	1/27/11	600,000	615,532	15,532
Brazilian Real
BRL 1,039,500	BUY	12/2/10	592,443	606,139	13,696
Canadian Dollar
CAD 1,132,000	BUY	11/18/10	1,101,210	1,098,967	(2,243)
Chinese Yuan
CNY 2,883,833	BUY	11/23/10	435,000	431,305	(3,695)
Chinese Yuan
CNY 2,018,256	BUY	11/23/10	304,000	301,849	(2,151)
Chinese Yuan
CNY 1,998,038	BUY	11/17/10	301,000	298,777	(2,223)
Chinese Yuan
CNY 7,953,567	BUY	11/17/10	1,199,000	1,189,336	(9,664)
Chinese Yuan
CNY 7,813,674	BUY	11/17/10	1,178,000	1,168,418	(9,582)
Chinese Yuan
CNY 6,479,022	BUY	11/17/10	979,000	968,840	(10,160)
Chinese Yuan
CNY 4,226,050	BUY	11/17/10	638,569	631,942	(6,627)
Chinese Yuan
CNY 4,042,376	BUY	11/17/10	611,000	604,477	(6,523)
Chinese Yuan
CNY 4,036,980	BUY	11/17/10	610,000	603,670	(6,330)
Chinese Yuan
CNY 10,148,460	BUY	4/7/11	1,533,000	1,523,544	(9,456)
Chinese Yuan
CNY 10,194,800	BUY	4/7/11	1,540,000	1,530,501	(9,499)
Chinese Yuan
CNY 10,361,500	BUY	4/7/11	1,564,000	1,555,527	(8,473)
Chinese Yuan
CNY 12,927,326	BUY	4/7/11	1,951,000	1,940,723	(10,277)
Chinese Yuan
CNY 10,194,800	BUY	4/7/11	1,540,000	1,530,501	(9,499)
Chinese Yuan
CNY 13,294,368	BUY	4/7/11	2,007,000	1,995,826	(11,174)
Chinese Yuan
CNY 10,148,460	BUY	4/7/11	1,533,000	1,523,544	(9,456)
British Pound
GBP 2,800,000	BUY	12/20/10	4,416,580	4,395,970	(20,610)
Indonesian Rupiah
IDR 15,443,960,000	BUY	10/7/10	1,520,000	1,728,349	208,349
Indonesian Rupiah
IDR 4,373,100,000	BUY	10/7/10	430,000	489,398	59,398
Indonesian Rupiah
IDR 7,251,309,000	BUY	10/7/10	730,000	811,501	81,501
Indonesian Rupiah
IDR 12,352,705,500	BUY	10/7/10	1,230,000	1,382,404	152,404
Indonesian Rupiah
IDR 3,335,500,000	BUY	7/27/11	350,000	354,700	4,700
Indonesian Rupiah
IDR 2,196,500,000	BUY	7/27/11	230,000	233,578	3,578
Indonesian Rupiah
IDR 5,801,100,000	BUY	7/27/11	610,000	616,895	6,895
Indonesian Rupiah
IDR 5,679,000,000	BUY	7/27/11	600,000	603,911	3,911

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Indonesian Rupiah
IDR 2,454,400,000	BUY	7/27/11	$260,000	$261,003	$1,003
Indonesian Rupiah
IDR 2,268,000,000	BUY	7/27/11	240,000	241,181	1,181
Indonesian Rupiah
IDR 1,842,000,000	BUY	4/15/11	200,000	199,463	(537)
Indonesian Rupiah
IDR 4,615,000,000	BUY	4/15/11	500,000	499,740	(260)
Indonesian Rupiah
IDR 5,417,200,000	BUY	7/27/11	580,000	576,070	(3,930)
Indonesian Rupiah
IDR 5,394,000,000	BUY	7/27/11	580,000	573,603	(6,397)
Indonesian Rupiah
IDR 10,758,000,000	BUY	11/24/10	1,200,000	1,193,654	(6,346)
Indonesian Rupiah
IDR 12,493,100,000	BUY	7/27/11	1,347,110	1,328,529	(18,581)
Indian Rupee
INR 90,960,000	BUY	1/12/11	2,000,000	1,988,633	(11,367)
South Korean Won
KRW 230,493,000	BUY	11/12/10	196,868	201,772	4,904
South Korean Won
KRW 125,999,083	BUY	11/12/10	107,899	110,299	2,400
South Korean Won
KRW 340,050,000	BUY	11/12/10	300,000	297,678	(2,322)
South Korean Won
KRW 698,907,500	BUY	11/12/10	610,000	611,819	1,819
South Korean Won
KRW 713,682,000	BUY	11/12/10	620,000	624,753	4,753
South Korean Won
KRW 185,440,000	BUY	11/12/10	160,000	162,333	2,333
South Korean Won
KRW 381,051,000	BUY	11/12/10	330,000	333,570	3,570
South Korean Won
KRW 386,050,500	BUY	11/12/10	330,000	337,946	7,946
South Korean Won
KRW 187,680,000	BUY	11/12/10	160,000	164,294	4,294
South Korean Won
KRW 186,848,000	BUY	11/12/10	160,000	163,566	3,566
South Korean Won
KRW 373,632,000	BUY	11/12/10	320,000	327,075	7,075
South Korean Won
KRW 371,808,000	BUY	11/12/10	320,000	325,478	5,478
South Korean Won
KRW 360,406,000	BUY	11/12/10	310,000	315,497	5,497
South Korean Won
KRW 235,640,000	BUY	11/12/10	200,000	206,278	6,278
South Korean Won
KRW 364,401,900	BUY	11/12/10	308,371	318,995	10,624
South Korean Won
KRW 946,479,600	BUY	11/12/10	837,000	828,543	(8,457)
Mexican Peso
MXN 11,390,850	BUY	2/22/11	900,000	891,351	(8,649)
Malaysian Ringgit
MYR 1,214,964	BUY	10/12/10	360,000	393,246	33,246
Malaysian Ringgit
MYR 1,225,836	BUY	10/12/10	360,000	396,765	36,765
Malaysian Ringgit
MYR 1,230,336	BUY	10/12/10	360,000	398,222	38,222
Malaysian Ringgit
MYR 824,328	BUY	10/12/10	240,000	266,809	26,809
Malaysian Ringgit
MYR 1,651,200	BUY	10/12/10	480,000	534,442	54,442
New Zealand Dollar
NZD 1,693,000	BUY	10/29/10	1,227,425	1,239,206	11,781
Philippine Peso
PHP 2,214,000	BUY	11/15/10	47,511	50,207	2,696
Philippine Peso
PHP 2,241,000	BUY	11/15/10	48,225	50,819	2,594
Philippine Peso
PHP 2,140,000	BUY	11/15/10	46,002	48,529	2,527
Philippine Peso
PHP 2,195,000	BUY	11/15/10	47,449	49,776	2,327
Philippine Peso
PHP 2,827,200	BUY	11/15/10	61,301	64,112	2,811

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Philippine Peso
PHP 22,400,000	BUY	6/15/11	$500,000	$497,318	$(2,682)
Philippine Peso
PHP 22,425,000	BUY	6/15/11	500,000	497,873	(2,127)
Turkish Lira
TRY 747,850	BUY	1/27/11	500,000	506,408	6,408
Taiwan New Dollar
TWD 14,165,000	BUY	10/12/10	451,546	453,473	1,927
Taiwan New Dollar
TWD 5,121,000	BUY	10/12/10	163,741	163,942	201
Taiwan New Dollar
TWD 5,081,000	BUY	1/14/11	160,309	162,927	2,618
Taiwan New Dollar
TWD 6,095,000	BUY	1/14/11	193,002	195,442	2,440
South African Rand
ZAR 7,288,600	BUY	10/28/10	1,000,000	1,040,901	40,901
South African Rand
ZAR 1,520,000	BUY	9/13/11	200,000	206,652	6,652
South African Rand
ZAR 4,560,900	BUY	9/13/11	600,000	620,078	20,078
South African Rand
ZAR 3,642,000	BUY	1/28/11	500,000	512,696	12,696
					$9,221,497

Brazilian Real
BRL 6,230,920	SELL	10/4/10	$3,596,491	$3,679,420	$(82,929)
EU Euro
EUR 89,453,000	SELL	10/26/10	114,678,746	121,923,949	(7,245,203)
South Korean Won
KRW 1,962,912,000	SELL	11/12/10	1,587,731	1,718,321	(130,590)
Danish Krone
DKK 98,189,000	SELL	11/4/10	17,240,532	17,958,156	(717,624)
EU Euro
EUR 560,000	SELL	11/23/10	721,378	763,088	(41,710)
Canadian Dollar
CAD 3,325,000	SELL	11/18/10	3,247,927	3,227,972	19,955
Indonesian Rupiah
IDR 12,143,100,000	SELL	10/7/10	1,353,444	1,358,946	(5,502)
Indonesian Rupiah
IDR 2,940,900,000	SELL	10/7/10	328,116	329,119	(1,003)
South Korean Won
KRW 4,849,600,000	SELL	11/12/10	3,922,546	4,245,311	(322,765)
Malaysian Ringgit
MYR 2,850,000	SELL	10/12/10	922,181	922,456	(275)
Australian Dollar
AUD 39,000	SELL	10/29/10	36,664	37,559	(895)
British Pound
GBP 19,607,000	SELL	12/20/10	30,544,079	30,782,781	(238,702)
Canadian Dollar
CAD 798,000	SELL	11/18/10	757,947	774,713	(16,766)
Brazilian Real
BRL 35,005,650	SELL	10/4/10	19,766,036	20,671,181	(905,145)
Brazilian Real
BRL 1,039,500	SELL	10/4/10	599,827	613,835	(14,008)
EU Euro
EUR 168,000	SELL	11/23/10	227,972	228,926	(954)
Canadian Dollar
CAD 2,036,000	SELL	11/18/10	1,934,662	1,976,587	(41,925)
Japanese Yen
JPY 3,767,225,000	SELL	12/6/10	44,751,222	45,159,225	(408,003)
EU Euro
EUR 1,200,000	SELL	11/23/10	1,545,810	1,635,189	(89,379)
Indonesian Rupiah
IDR 12,493,100,000	SELL	10/7/10	1,394,942	1,398,115	(3,173)
Indonesian Rupiah
IDR 11,843,974,500	SELL	10/7/10	1,325,571	1,325,471	100
					$(10,246,496)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Contracts
90-Day Eurodollar	1,924	12/13/10	$479,268,400	$4,860,937
90-Day Eurodollar	2,033	03/14/11	506,166,175	3,468,503
90-Day Eurodollar	637	06/13/11	158,477,638	435,065
90-Day Eurodollar	272	09/19/11	67,605,600	154,198
90-Day Eurodollar	161	12/19/11	39,968,250	97,511
90-Day Eurodollar	161	03/19/12	39,913,912	118,289
90-Day Eurodollar	161	06/18/12	39,853,537	137,615
U.S. Treasury 5-Year Note	97	12/31/10	11,724,117	80,328
U.S. Treasury 10-Year Note	600	12/21/10	75,628,128	891,042
			$1,418,605,757	$10,243,488

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

								Upfront Premium	Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Notional		Fair	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	(Received)	(Depreciation)
Deutsche Bank AG	Lennar Corp. 5.950%, 10/17/11	Buy	(0.660)	12/20/11	USD	5,000,000	$71,247	$—	$71,247
Morgan Stanley	Sealed Air Corp. 5.625%, 07/15/13	Buy	(0.580)	09/20/13	USD	2,200,000	48,472	—	48,472
							$119,719	$—	$119,719

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Upfront Premium	Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Notional		Fair	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	(Received)	(Depreciation)
Citigroup, Inc.	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD	5,777,640	$(16,068)	$—	$(16,068)
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD	19,868,677	269,745	—	269,745
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD	13,117,185	162,816	—	162,816
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	2,218,347	22,512	—	22,512
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	2,989,946	27,929	—	27,929
Goldman Sachs & Co.	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD	3,761,546	28,286	—	28,286
Deutsche Bank AG	CDX.EM.12 Index	Sell	5.000	12/20/14	USD	1,400,000	152,144	117,237	34,907
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	24,479	22,395	2,084
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,200,000	636,455	566,454	70,001
Credit Suisse First Boston	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	1,800,000	220,311	219,997	314
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	19,800,000	2,423,423	2,244,850	178,573
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	12,240	11,406	834
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	12,240	11,153	1,087
HSBC Bank USA	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	12,900,000	1,578,897	1,444,083	134,814
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,100,000	379,425	357,541	21,884
Barclays Bank PLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	3,200,000	421,024	399,265	21,759
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	5,000,000	657,850	646,600	11,250
HSBC Bank USA	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,600,000	210,512	208,472	2,040
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	184,198	181,714	2,484
Citigroup, Inc.	CDX.NA.HY.15 Index	Sell	5.000	12/20/15	USD	5,500,000	(144,806)	(157,125)	12,319
Citigroup, Inc.	CDX.NA.HY.15 Index	Sell	5.000	12/20/15	USD	2,000,000	(52,657)	(63,650)	10,993
Citigroup, Inc.	CDX.NA.IG.15 Index	Sell	1.000	12/20/15	USD	9,700,000	(31,494)	(40,184)	8,690
Credit Suisse First Boston	CDX.NA.IG.15 Index	Sell	1.000	12/20/15	USD	40,300,000	(130,845)	(153,383)	22,538
Deutsche Bank AG	CDX.NA.IG.15 Index	Sell	1.000	12/20/15	USD	13,500,000	(43,830)	(46,076)	2,246
Goldman Sachs & Co.	CDX.NA.IG.15 Index	Sell	1.000	12/20/15	USD	2,900,000	(9,416)	(13,685)	4,269
							$6,995,370	$5,957,064	$1,038,306

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

					Implied				Upfront
					Credit				Premium	Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Spread at	Notional		Fair	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	09/30/10 (%) (3)	Amount (4)		Value (5)	(Received)	(Depreciation)
Deutsche Bank AG	American International Group 6.250%, 05/01/36	Sell	5.000	12/20/13	1.855	USD	2,100,000	$203,916	$(123,147)	$327,063
Deutsche Bank AG	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	0.850	03/20/13	1.248	USD	2,200,000	(21,274)	—	(21,274)
Goldman Sachs & Co.	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	1.000	03/20/15	1.536	USD	1,500,000	(33,996)	(23,192)	(10,804)
UBS Warburg LLC	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	1.000	03/20/15	1.536	USD	1,500,000	(33,996)	(23,792)	(10,204)
Barclays Bank PLC	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	0.923	USD	600,000	219	(1,476)	1,695
Goldman Sachs & Co.	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	0.923	USD	500,000	183	(1,161)	1,344
UBS Warburg LLC	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	0.923	USD	1,700,000	621	(3,947)	4,568
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.099	USD	500,000	(2,259)	(6,497)	4,238
Citigroup, Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	09/20/15	1.128	USD	1,000,000	(6,103)	(15,438)	9,335
Credit Suisse First Boston	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.099	USD	2,000,000	(9,034)	(47,689)	38,655
Goldman Sachs & Co.	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.099	USD	500,000	(2,259)	(6,068)	3,809
HSBC Bank USA	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.099	USD	3,000,000	(13,551)	(75,360)	61,809
HSBC Bank USA	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.099	USD	5,700,000	(25,747)	(56,911)	31,164
HSBC Bank USA	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	09/20/15	1.128	USD	1,800,000	(10,986)	(17,754)	6,768
UBS Warburg LLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	09/20/15	1.128	USD	500,000	(3,052)	(4,687)	1,635
BNP Paribas Bank	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.700	12/20/13	1.681	USD	1,800,000	168,622	—	168,622
Citigroup, Inc.	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.000	12/20/13	1.681	USD	7,600,000	546,875	—	546,875
Citigroup, Inc.	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.200	12/20/13	1.681	USD	6,200,000	484,613	—	484,613
Citigroup, Inc.	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.325	12/20/13	1.681	USD	4,500,000	369,190	—	369,190
Citigroup, Inc.	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.850	12/20/13	1.681	USD	3,600,000	354,001	—	354,001
Citigroup, Inc.	General Electric Capital Corp. 5.625%, 09/15/17	Sell	3.850	03/20/14	1.712	USD	7,000,000	497,319	—	497,319
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	1.000	03/20/11	1.112	USD	3,700,000	(1,951)	(9,902)	7,951
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.230	12/20/13	1.681	USD	4,200,000	332,196	—	332,196
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.750	12/20/13	1.681	USD	3,900,000	371,399	—	371,399
Goldman Sachs & Co.	General Electric Capital Corp. 5.625%, 09/15/17	Sell	8.000	03/20/11	1.136	USD	1,800,000	58,356	—	58,356
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	1.136	USD	5,700,000	(13,889)	—	(13,889)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	1.538	USD	5,700,000	(111,815)	—	(111,815)
BNP Paribas Bank	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.780	03/20/11	1.136	USD	1,400,000	(2,353)	—	(2,353)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.800	06/20/11	1.136	USD	6,800,000	(16,546)	—	(16,546)
Citigroup, Inc.	Government of France O.A.T. 4.250%, 04/25/2019	Sell	0.250	03/20/15	0.740	USD	1,100,000	(23,407)	(15,739)	(7,668)
Goldman Sachs & Co.	Government of France O.A.T. 4.250%, 04/25/2019	Sell	0.250	03/20/15	0.740	USD	2,400,000	(51,070)	(36,779)	(14,291)
Royal Bank of Scotland Group PLC	Government of France O.A.T. 4.250%, 04/25/2019	Sell	0.250	03/20/15	0.740	USD	1,000,000	(21,279)	(15,137)	(6,142)
UBS Warburg LLC	Government of France O.A.T. 4.250%, 04/25/2019	Sell	0.250	09/20/15	0.780	USD	5,000,000	(126,731)	(129,996)	3,265
Deutsche Bank AG	Japanese Government 20-Year Issue 2.000%, 03/21/2022	Sell	1.000	03/20/15	0.500	USD	2,000,000	43,976	20,503	23,473
Deutsche Bank AG	Metlife Inc. 5.000%, 06/15/15	Sell	1.000	03/20/15	2.086	USD	13,500,000	(610,375)	(710,979)	100,604
Goldman Sachs & Co.	Morgan Stanley 6.600%, 04/01/12	Sell	1.000	03/20/11	1.031	USD	1,700,000	(252)	(796)	544
Citigroup, Inc.	People’s Republic of China 4.750%, 10/29/2013	Sell	1.000	06/20/15	0.637	USD	1,300,000	21,716	19,492	2,224
Royal Bank of Scotland Group PLC	People’s Republic of China 4.750%, 10/29/2013	Sell	1.000	06/20/15	0.637	USD	4,000,000	66,818	61,764	5,054
Deutsche Bank AG	Republic of Indonesia 6.750%, 03/10/14	Sell	1.000	09/20/15	1.372	USD	600,000	(10,538)	(13,663)	3,125
Citigroup, Inc.	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	1.502	USD	2,600,000	(35,074)	—	(35,074)
Citigroup, Inc.	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	4.223	USD	3,100,000	44,615	—	44,615
Citigroup, Inc.	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	4.572	USD	700,000	8,641	(62,697)	71,338
Citigroup, Inc.	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	4.572	USD	1,800,000	22,221	(160,364)	182,585
BNP Paribas Bank	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	12/20/14	0.567	USD	600,000	10,728	3,778	6,950
Deutsche Bank AG	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	12/20/14	0.567	USD	200,000	3,576	1,181	2,395

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

					Implied				Upfront
					Credit				Premium	Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Spread at	Notional		Fair	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	09/30/10 (%) (3)	Amount (4)		Value (5)	(Received)	(Depreciation)
Goldman Sachs & Co.	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	06/20/15	0.610	USD	16,300,000	291,343	135,505	155,838
Morgan Stanley	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	12/20/14	0.567	USD	600,000	10,729	3,778	6,951
Barclays Bank PLC	United Mexican States 7.500%, 04/08/33	Sell	1.000	03/20/15	1.121	USD	2,000,000	(10,436)	(39,267)	28,831
Citigroup, Inc.	United Mexican States 7.500%, 04/08/33	Sell	1.000	03/20/15	1.121	USD	2,000,000	(10,437)	(40,072)	29,635
Citigroup, Inc.	United Mexican States 7.500%, 04/08/33	Sell	1.000	09/20/15	1.180	USD	1,000,000	(8,580)	(14,940)	6,360
Deutsche Bank AG	United Mexican States 7.500%, 04/08/33	Sell	1.000	03/20/15	1.121	USD	1,000,000	(5,218)	(20,036)	14,818
Deutsche Bank AG	Wachovia Corp. 3.625%, 02/17/09*	Sell	1.520	03/20/13	0.692	USD	1,300,000	26,455	—	26,455
UBS Warburg LLC	United States Treasury Note 4.875%, 08/15/16	Sell	0.250	09/20/15	0.474	EUR	13,700,000	(200,879)	(199,519)	(1,360)
								$2,515,241	$(1,631,004)	$4,146,245

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2010:

	Termination Date	Notional Amount		Fair Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG	06/15/11	AUD	3,200,000	$(12,063)	$1,535	$(13,598)

Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS Warburg LLC	06/15/11	AUD	34,600,000	(130,434)	3,243	(133,677)

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS Warburg LLC	09/15/12	AUD	28,800,000	396,088	—	396,088

Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC, London	01/02/12	BRL	2,700,000	9,676	—	9,676

Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	13,700,000	74,263	27,845	46,418

Receive a fixed rate equal to 12.480% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Credit Suisse First Boston	01/02/13	BRL	134,600,000	1,229,036	80,289	1,148,747

Receive a fixed rate equal to 10.835% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/12	BRL	33,000,000	223,237	15,164	208,073

Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/12	BRL	7,100,000	46,424	8,254	38,170

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/13	BRL	78,300,000	473,390	16,735	456,655

Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/13	BRL	11,900,000	74,295	(14,656)	88,951

Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/14	BRL	14,700,000	246,707	97,645	149,062

Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	2,400,000	8,912	—	8,912

Receive a fixed rate equal to 11.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	6,300,000	65,994	19,973	46,021

Receive a fixed rate equal to 11.360% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	6,100,000	56,444	18,651	37,793

Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	17,500,000	80,450	(11,579)	92,029

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	40,900,000	247,275	51,365	195,910

Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	18,000,000	205,136	73,283	131,853

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/14	BRL	1,600,000	24,340	8,683	15,657

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch & Co., Inc.	01/02/12	BRL	12,500,000	365,917	(30,363)	396,280

Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	5,900,000	40,899	8,027	32,872

Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	1,100,000	11,377	1,278	10,099

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	15,900,000	35,012	(90)	35,102

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	5,200,000	$76,953	$21,381	$55,572

Receive a fixed rate equal to 11.420% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/12	BRL	6,700,000	31,372	—	31,372

Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/13	BRL	7,900,000	65,657	15,579	50,078

Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL	9,600,000	104,403	22,337	82,066

Receive a fixed rate equal to 2.000% and pay a floating rate based on 6-month EUR-EURIBOR-Reuters Counterparty: Barclays Bank PLC	09/15/15	EUR	22,900,000	58,010	(193,314)	251,324

Receive a fixed rate equal to 2.000% and pay a floating rate based on 6-month EUR-EURIBOR-Reuters Counterparty: Credit Suisse First Boston	09/15/15	EUR	26,300,000	66,623	(220,193)	286,816

Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas Bank	10/15/10	EUR	7,800,000	348,092	(17,681)	365,773

Receive a fixed rate equal to 2.146% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS Warburg LLC, London	10/15/10	EUR	1,500,000	73,112	—	73,112

Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	23,500,000	273,651	—	273,651

Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: HSBC Bank USA	01/28/15	MXN	32,400,000	160,267	12,423	147,844
				$5,030,515	$15,814	$5,014,701

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Inflation Floors Outstanding on September 30, 2010:

Inflation Floors

		Strike	Floor	Termination	Notional	Fair	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Index	Rate	Date	Amount	Value	(Received)	(Depreciation)
Deutsche Bank AG	OTC Inflation Floor - CPURNSA Index	215.949	0.000%	03/10/20	2,800,000	$(30,780)	$(21,000)	$(9,780)
Citigroup, Inc.	OTC Inflation Floor - CPURNSA Index	215.949	0.000%	03/12/20	7,800,000	(97,530)	(66,000)	(31,530)
Citigroup, Inc.	OTC Inflation Floor - CPURNSA Index	216.687	0.000%	04/07/20	7,600,000	(96,347)	(66,880)	(29,467)
Citigroup, Inc.	OTC Inflation Floor - CPURNSA Index	217.965	0.000%	09/29/20	7,300,000	(94,170)	(94,170)	—
						$(318,827)	$(248,050)	$(70,777)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on September 30, 2010:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Fair Value
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	1.450%	10/29/10	USD	8,300,000	$12,450	$(15,731)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	1.600%	10/29/10	USD	39,600,000	102,960	(210,039)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	3.250%	10/29/10	USD	7,000,000	31,850	(411,863)
Call OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Receive	3.250%	10/29/10	USD	24,100,000	139,780	(1,417,984)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.450%	10/29/10	USD	33,200,000	47,791	(62,925)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.450%	10/29/10	USD	34,400,000	72,240	(65,199)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	58,300,000	527,833	(307,560)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	4.000%	06/13/11	USD	5,700,000	80,085	(35,961)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	9,600,000	65,400	(63,156)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	39,600,000	191,923	(2,114)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	50,900,000	554,017	(268,522)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	31,600,000	781,257	(449,634)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	5.000%	10/29/10	USD	7,000,000	33,250	—
Put OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Pay	1.950%	10/29/10	USD	20,600,000	101,970	(4,542)
Put OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Pay	5.000%	10/29/10	USD	24,100,000	175,930	—
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	68,600,000	712,109	(456,342)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	36,400,000	396,105	(192,027)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	4.000%	06/13/11	USD	21,000,000	286,650	(132,487)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.950%	10/29/10	USD	34,400,000	123,840	(7,585)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	9,700,000	62,080	(63,814)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	4.000%	12/01/10	USD	83,900,000	528,570	(2)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD	19,400,000	116,885	(1,109)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	185,500,000	1,469,769	(1,220,368)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	51,200,000	501,760	(340,594)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	94,100,000	805,256	(496,422)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	10,500,000	263,655	(149,404)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	4.000%	12/01/10	USD	15,300,000	98,685	—
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	4.000%	06/13/11	USD	11,900,000	168,201	(75,076)
								$8,452,301	$(6,450,460)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Swaptions Open on September 30, 2010:

Written Swaptions on CDS Indices

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Strike Price	Expiration Date	Notional Amount		Premium Received	Fair Value
Call OTC Swaption	Morgan Stanley	iTraxx Europe Series 14 Version 1	Receive	0.900%	03/16/11	EUR	1,000,000	$2,964	$(3,667)
Put OTC Swaption	Morgan Stanley	iTraxx Europe Series 14 Version 1	Pay	1.600%	03/16/11	EUR	1,000,000	7,612	(8,175)
								$10,576	$(11,842)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Options Open on September 30, 2010:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value

Put Option CBOT
U.S. Treasury 5-Year Note Future 12/10	USD	119.00	11/26/10	286	$157,907	$(49,157)

Call Option CBOT
U.S. Treasury 5-Year Note Future 12/10	USD	121.00	11/26/10	106	54,392	(67,078)

Call Option CBOT
U.S. Treasury 5-Year Note Future 12/10	USD	121.50	11/26/10	180	47,647	(74,531)
					$259,946	$(190,766)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Credit contracts	$9,630,330
Foreign exchange contracts	(1,024,999)
Interest rate contracts	8,302,108
Total	$16,907,439

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.3%
		Consumer Discretionary: 8.7%
110,702	@	Cedar Fair LP	$1,466,802
39,943		Genuine Parts Co.	1,781,058
123,083		Johnson Controls, Inc.	3,754,032
57,470		Lowe’s Cos., Inc.	1,281,006
29,720		Reed Elsevier PLC ADR	1,003,050
24,506		VF Corp.	1,985,476
			11,271,424
		Consumer Staples: 11.3%
27,411		Clorox Co.	1,829,958
33,284		Colgate-Palmolive Co.	2,558,208
46,777		General Mills, Inc.	1,709,232
52,439		Hershey Co.	2,495,572
59,890		HJ Heinz Co.	2,836,989
14,052		JM Smucker Co.	850,568
51,223		Sara Lee Corp.	687,925
40,953		Sysco Corp.	1,167,980
17,176		Walgreen Co.	575,396
			14,711,828
		Energy: 11.0%
20,232		Chevron Corp.	1,639,804
30,162		ConocoPhillips	1,732,204
63,720		EQT Corp.	2,297,743
35,877		Helmerich & Payne, Inc.	1,451,583
77,926		Marathon Oil Corp.	2,579,351
96,996		QEP Resources, Inc.	2,923,459
73,988		Spectra Energy Corp.	1,668,429
			14,292,573
		Financials: 14.4%
33,943		Aflac, Inc.	1,755,193
27,827		American Express Co.	1,169,569
36,604		Bank of New York Mellon Corp.	956,463
59,839		Chubb Corp.	3,410,225
37,486		Cincinnati Financial Corp.	1,081,471
15,423		J.P. Morgan Chase & Co.	587,154
35,877		New York Community Bancorp., Inc.	583,001
22,326		Northern Trust Corp.	1,077,006
66,848		SunTrust Bank	1,726,684
33,854		T. Rowe Price Group, Inc.	1,694,901
28,357		Travelers Cos., Inc.	1,477,400
107,957		US Bancorp.	2,334,030
35,027		Wells Fargo & Co.	880,229
			18,733,326
		Health Care: 8.0%
44,110		Abbott Laboratories	2,304,306
46,327		Baxter International, Inc.	2,210,261
74,568		Bristol-Myers Squibb Co.	2,021,538
40,551		Eli Lilly & Co.	1,481,328
54,470		Merck & Co., Inc.	2,005,041
20,428		Pfizer, Inc.	350,749
			10,373,223
		Industrials: 13.6%
11,993		CSX Corp.	663,453
75,307		Emerson Electric Co.	3,965,667
28,208		Gorman-Rupp Co.	777,412
17,005		Illinois Tool Works, Inc.	799,575
13,518		Lockheed Martin Corp.	963,563
43,774		Mine Safety Appliances Co.	1,186,275
11,586		Norfolk Southern Corp.	689,483
15,753		Northrop Grumman Corp.	955,104
67,704		Paccar, Inc.	3,259,948
27,629		Snap-On, Inc.	1,285,025
39,628		Timken Co.	1,520,130
22,021		United Technologies Corp.	1,568,556
			17,634,191
		Information Technology: 6.4%
58,353		Analog Devices, Inc.	1,831,117
43,905		Applied Materials, Inc.	512,810
14,195		Automatic Data Processing, Inc.	596,616
24,188		Hewlett-Packard Co.	1,017,589
64,039		Intel Corp.	1,231,470
72,555		Microchip Technology, Inc.	2,281,855
31,544		Xilinx, Inc.	839,386
			8,310,843
		Materials: 9.3%
21,265		Carpenter Technology Corp.	716,843
38,936		Compass Minerals International, Inc.	2,983,276

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Materials (continued)
49,905		EI Du Pont de Nemours & Co.		$2,226,761
28,826		Nucor Corp.		1,101,153
29,699		Sonoco Products Co.		993,135
125,376		Valspar Corp.		3,993,226
				12,014,394
		Telecommunication Services: 4.2%
44,108		AT&T, Inc.		1,261,489
63,772		CenturyTel, Inc.		2,516,443
11,420		Frontier Communications Corp.		93,301
47,577		Verizon Communications, Inc.		1,550,534
				5,421,767
		Utilities: 9.4%
56,154		AGL Resources, Inc.		2,154,067
22,258		DPL, Inc.		581,602
72,417		Duke Energy Corp.		1,282,505
18,903		National Fuel Gas Co.		979,364
77,107		NSTAR		3,034,160
96,996		Questar Corp.		1,700,340
48,689		Southern Co.		1,813,178
12,094		Wisconsin Energy Corp.		699,033
				12,244,249
		Total Common Stock
		(Cost $118,101,159)		125,007,818
REAL ESTATE INVESTMENT TRUSTS: 2.4%
		Financials: 2.4%
14,980		Alexandria Real Estate Equities, Inc.		1,048,600
37,271		Nationwide Health Properties, Inc.		1,441,270
16,277		Regency Centers Corp.		642,453
		Total Real Estate Investment Trusts
		(Cost $2,099,491)		3,132,323
		Total Long-Term Investments
		(Cost $120,200,650)		128,140,141
SHORT-TERM INVESTMENTS: 1.2%
		Affiliated Mutual Fund: 1.2%
1,561,638		ING Institutional Prime Money Market Fund - Class I		1,561,638
		Total Short-Term Investments
		(Cost $1,561,638)		1,561,638

		Total Investments in Securities
		(Cost $121,762,288)*	99.9%	$129,701,779
		Other Assets and Liabilities - Net	0.1	109,266
		Net Assets	100.0%	$129,811,045
	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $122,171,692.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,539,265
		Gross Unrealized Depreciation		(6,009,178)
		Net Unrealized Appreciation		$7,530,087

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$125,007,818	$—	$—	$125,007,818
Real Estate Investment Trusts	3,132,323	—	—	3,132,323
Short-Term Investments	1,561,638	—	—	1,561,638
Total Investments, at value	$129,701,779	$—	$—	$129,701,779

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		Consumer Discretionary: 12.2%
9,986	@	BorgWarner, Inc.	$525,463
17,347		Coach, Inc.	745,227
64,642	@	Ford Motor Co.	791,218
23,724		John Wiley & Sons, Inc.	969,363
51,883		Johnson Controls, Inc.	1,582,432
29,087		Lowe’s Cos., Inc.	648,349
4,227		McDonald’s Corp.	314,954
27,501		McGraw-Hill Cos., Inc.	909,183
16,868		Nordstrom, Inc.	627,490
75,070		Reed Elsevier NV	948,290
14,856		Staples, Inc.	310,788
28,913		Target Corp.	1,545,111
			9,917,868
		Consumer Staples: 12.3%
3,727		Clorox Co.	248,815
17,435		Colgate-Palmolive Co.	1,340,054
14,556		CVS Caremark Corp.	458,077
7,036		Estee Lauder Cos., Inc.	444,886
22,961		General Mills, Inc.	838,995
24,488		Hershey Co.	1,165,384
19,249		HJ Heinz Co.	911,825
8,847		Kellogg Co.	446,862
27,567		Kraft Foods, Inc.	850,718
11,330		PepsiCo, Inc.	752,765
23,271		Sysco Corp.	663,689
37,465		Walgreen Co.	1,255,078
10,317		Wal-Mart Stores, Inc.	552,166
			9,929,314
		Energy: 10.5%
14,384		Apache Corp.	1,406,180
28,507		Chevron Corp.	2,310,492
16,208		ConocoPhillips	930,825
5,775		Consol Energy, Inc.	213,444
4,658		Devon Energy Corp.	301,559
10,308		Ensco International PLC ADR	461,077
12,980		ExxonMobil Corp.	802,034
4,695		Helmerich & Payne, Inc.	189,960
10,357		Hess Corp.	612,306
17,896		Marathon Oil Corp.	592,358
11,446		Schlumberger Ltd.	705,188
			8,525,423
		Financials: 12.3%
8,756		American Express Co.	368,015
34,157		Bank of America Corp.	447,798
28,386		Bank of New York Mellon Corp.	741,726
31,095		Chubb Corp.	1,772,104
1,184		CME Group, Inc.	308,373
9,722		Franklin Resources, Inc.	1,039,282
11,284		J.P. Morgan Chase & Co.	429,582
40,932		Keycorp	325,819
21,770		Morgan Stanley	537,284
12,062		Northern Trust Corp.	581,871
7,818		PNC Financial Services Group, Inc.	405,832
12,411		State Street Corp.	467,398
19,777		T. Rowe Price Group, Inc.	990,136
8,574		Travelers Cos., Inc.	446,705
25,174		US Bancorp.	544,262
17,512		Wells Fargo & Co.	440,077
7,022		Zions Bancorp.	149,990
			9,996,254
		Health Care: 11.0%
20,925		Abbott Laboratories	1,093,122
11,911		Baxter International, Inc.	568,274
20,461		Becton Dickinson & Co.	1,516,160
7,452		Covidien PLC	299,496
12,470		CR Bard, Inc.	1,015,432
11,699		Eli Lilly & Co.	427,364
7,617		Johnson & Johnson	471,949
9,543		Medtronic, Inc.	320,454
10,964		Merck & Co., Inc.	403,585
37,966		Pfizer, Inc.	651,876
19,375	@	St. Jude Medical, Inc.	762,213
9,340		Stryker Corp.	467,467
17,868		Teva Pharmaceutical Industries Ltd. ADR	942,537
			8,939,929

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Industrials: 16.3%
9,170		3M Co.		$795,131
17,678		Canadian National Railway Co.		1,131,746
10,397		Caterpillar, Inc.		818,036
5,271		CSX Corp.		291,592
16,437		Deere & Co.		1,146,974
14,061		Emerson Electric Co.		740,452
13,702		General Dynamics Corp.		860,623
32,169		General Electric Co.		522,746
4,293		Honeywell International, Inc.		188,634
5,883		Illinois Tool Works, Inc.		276,619
6,177		Lockheed Martin Corp.		440,297
38,108		Norfolk Southern Corp.		2,267,807
37,311		Paccar, Inc.		1,796,525
6,251		Parker Hannifin Corp.		437,945
9,288		Rockwell Automation, Inc.		573,348
12,691		United Technologies Corp.		903,980
				13,192,455
		Information Technology: 15.2%
15,209	@	Adobe Systems, Inc.		397,715
10,100		Altera Corp.		304,616
21,829		Analog Devices, Inc.		684,994
1,552	@	Apple, Inc.		440,380
40,026		Applied Materials, Inc.		467,504
12,396		ASML Holding NV		368,533
14,271		Automatic Data Processing, Inc.		599,810
23,979		Canon, Inc. ADR		1,120,299
25,701	@	Cisco Systems, Inc.		562,852
13,420	@	Citrix Systems, Inc.		915,781
7,022		DST Systems, Inc.		314,866
19,145	@	EMC Corp.		388,835
7,124	@	Fiserv, Inc.		383,414
34,622		Hewlett-Packard Co.		1,456,548
36,661		Intel Corp.		704,991
3,653		International Business Machines Corp.		490,013
16,874		Microsoft Corp.		413,244
32,746	@	Motorola, Inc.		279,323
49,829		Nokia OYJ ADR		499,785
5,870		Oracle Corp.		157,610
6,872		Qualcomm, Inc.		310,065
4,654	@	Research In Motion Ltd.		226,603
29,706		Texas Instruments, Inc.		806,221
				12,294,002
		Materials: 6.5%
7,031		Air Products & Chemicals, Inc.		582,307
42,563		Alcoa, Inc.		515,438
10,210		Ecolab, Inc.		518,055
14,674		EI Du Pont de Nemours & Co.		654,754
9,315		Freeport-McMoRan Copper & Gold, Inc.		795,408
7,007		Monsanto Co.		335,846
32,479		Rio Tinto PLC		1,902,720
				5,304,528
		Telecommunication Services: 1.6%
29,070		AT&T, Inc.		831,402
3,401		Frontier Communications Corp.		27,786
14,169		Verizon Communications, Inc.		461,768
				1,320,956
		Utilities: 1.4%
7,771		PPL Corp.		211,604
11,115		Public Service Enterprise Group, Inc.		367,684
14,739		Southern Co.		548,880
				1,128,168
		Total Common Stock
		(Cost $75,686,415)		80,548,897
SHORT-TERM INVESTMENTS: 0.7%
		Affiliated Mutual Fund: 0.7%
525,581		ING Institutional Prime Money Market Fund - Class I		525,581
		Total Short-Term Investments
		(Cost $525,581)		525,581
		Total Investments in Securities
		(Cost $76,211,996)*	100.0%	$81,074,478
		Other Assets and Liabilities - Net	0.0	40,317
		Net Assets	100.0%	$81,114,795
	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $76,755,044.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,501,116
		Gross Unrealized Depreciation		(6,181,682)
		Net Unrealized Appreciation		$4,319,434

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$80,548,897	$—	$—	$80,548,897
Short-Term Investments	525,581	—	—	525,581
Total Investments, at value	$81,074,478	$—	$—	$81,074,478

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 91.6%
		Consumer Discretionary: 12.1%
150,955	@	Apollo Group, Inc. - Class A	$7,751,539
213,030	@	Bally Technologies, Inc.	7,445,399
296,325		Best Buy Co., Inc.	12,098,950
744,100		CBS Corp. - Class B	11,801,426
228,980		Fortune Brands, Inc.	11,272,685
188,570		Harley-Davidson, Inc.	5,362,931
538,775	@, L	Interpublic Group of Cos., Inc.	5,403,913
377,140	@, L	Jack in the Box, Inc.	8,085,882
271,300	L	Staples, Inc.	5,675,596
539,190	@	Toll Brothers, Inc.	10,255,394
150,858		Viacom - Class B	5,459,551
270,950		Wyndham Worldwide Corp.	7,442,997
			98,056,263
		Consumer Staples: 5.0%
57,675		Campbell Soup Co.	2,061,881
389,370		ConAgra Foods, Inc.	8,542,778
525,305	@	Constellation Brands, Inc.	9,292,645
121,225		JM Smucker Co.	7,337,749
161,633		Molson Coors Brewing Co.	7,632,310
400,040		Sara Lee Corp.	5,372,537
			40,239,900
		Energy: 9.7%
175,100	L	Consol Energy, Inc.	6,471,696
153,120		Devon Energy Corp.	9,912,989
998,580	L	El Paso Corp.	12,362,420
175,100		EQT Corp.	6,314,106
242,125		Halliburton Co.	8,007,074
464,855	@	Nabors Industries Ltd.	8,395,281
180,500		Noble Energy, Inc.	13,553,745
188,569		QEP Resources, Inc.	5,683,470
478,970	L	Valero Energy Corp.	8,386,765
			79,087,546
		Financials: 19.2%
431,020		Associated Banc-Corp.	5,685,154
308,125		Axis Capital Holdings Ltd.	10,149,638
209,165		Comerica, Inc.	7,770,480
377,140	L	Hartford Financial Services Group, Inc.	8,655,363
1,128,681		Keycorp	8,984,301
120,846	L	Lazard Ltd.	4,239,278
335,900		Lincoln National Corp.	8,034,728
700,405		Moody’s Corp.	17,496,117
296,325		Northern Trust Corp.	14,294,718
511,835	L	People’s United Financial, Inc.	6,699,920
107,755		PNC Financial Services Group, Inc.	5,593,562
2,881,701	@	Popular, Inc.	8,356,933
228,978		RenaissanceRe Holdings Ltd.	13,729,521
356,305		TCF Financial Corp.	5,768,578
605,960	@, L	TD Ameritrade Holding Corp.	9,786,254
915,917		UnumProvident Corp.	20,287,563
			155,532,108
		Health Care: 6.8%
335,967		Aetna, Inc.	10,619,917
140,080		Baxter International, Inc.	6,683,217
381,505	@	Forest Laboratories, Inc.	11,799,950
268,700	@	Humana, Inc.	13,499,488
215,510	@, L	Mylan Laboratories	4,053,743
175,100	@	Thermo Fisher Scientific, Inc.	8,383,788
			55,040,103
		Industrials: 8.9%
108,285		Crane Co.	4,108,333
67,775		Eaton Corp.	5,590,760
94,755	L	Equifax, Inc.	2,956,356
289,055		Ingersoll-Rand PLC	10,322,154
234,422		Kennametal, Inc.	7,250,672
175,100		L-3 Communications Holdings, Inc.	12,654,477
178,000	L	Snap-On, Inc.	8,278,780
121,225		SPX Corp.	7,671,118
430,695		Textron, Inc.	8,855,089
40,775		WW Grainger, Inc.	4,856,710
			72,544,449
		Information Technology: 9.8%
240,940	L	Analog Devices, Inc.	7,560,697
1,170,000	@	Brocade Communications Systems, Inc.	6,832,800
242,983		Computer Sciences Corp.	11,177,218
1,517,461	@, L	Compuware Corp.	12,943,942
774,165	@	Dell, Inc.	10,033,178

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
121,550	@	Fiserv, Inc.	$6,541,821
1,152,010	@	ON Semiconductor Corp.	8,305,992
386,950	@, L	Teradyne, Inc.	4,310,623
1,172,210		Xerox Corp.	12,132,374
			79,838,645
		Materials: 6.0%
175,100		Air Products & Chemicals, Inc.	14,501,782
97,604	L	Ball Corp.	5,743,995
378,640		International Paper Co.	8,235,420
247,300	@, L	Owens-Illinois, Inc.	6,939,238
91,590		PPG Industries, Inc.	6,667,752
377,140		Temple-Inland, Inc.	7,037,432
			49,125,619
		Telecommunication Services: 2.5%
366,365	L	CenturyTel, Inc.	14,456,763
151,720	@	NII Holdings, Inc.	6,235,692
			20,692,455
		Utilities: 11.6%
242,450		Ameren Corp.	6,885,580
511,835	L	CMS Energy Corp.	9,223,267
206,295	L	Consolidated Edison, Inc.	9,947,545
296,325	L	DPL, Inc.	7,742,972
228,977		Edison International	7,874,519
323,265		FirstEnergy Corp.	12,458,633
390,610		PPL Corp.	10,636,310
374,231	L	Public Service Enterprise Group, Inc.	12,379,561
309,795		Sempra Energy	16,666,971
			93,815,358
		Total Common Stock
		(Cost $699,705,991)	743,972,446
REAL ESTATE INVESTMENT TRUSTS: 6.1%
		Financials: 6.1%
25,575		Alexandria Real Estate Equities, Inc.	1,790,250
510,396		Annaly Capital Management, Inc.	8,982,970
43,104		Boston Properties, Inc.	3,582,804
300,538		Douglas Emmett, Inc.	5,262,420
83,725		Equity Residential	3,982,798
350,470	L	First Potomac Realty Trust	5,257,050
594,115		Host Hotels & Resorts, Inc.	8,602,785
189,541		Kilroy Realty Corp.	6,281,389
170,630		Mack-Cali Realty Corp.	5,581,307
		Total Real Estate Investment Trusts
		(Cost $46,136,878)	49,323,773
		Total Long-Term Investments
		(Cost $745,842,869)	793,296,219
SHORT-TERM INVESTMENTS: 3.6%
		Affiliated Mutual Fund: 2.4%
19,855,157		ING Institutional Prime Money Market Fund - Class I	19,855,157
		Total Mutual Fund
		(Cost $19,855,157)	19,855,157

Principal Amount				Value
		Securities Lending Collateral(cc): 1.2%
$9,315,432		BNY Mellon Overnight Government Fund (1)		$9,315,432
214,360	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		171,488
		Total Securities Lending Collateral
		(Cost $9,529,792)		9,486,920
		Total Short-Term Investments
		(Cost $29,384,949)		29,342,077
		Total Investments in Securities
		(Cost $775,227,818)*	101.3%	$822,638,296
		Other Assets and Liabilities - Net	(1.3)	(10,471,993)
		Net Assets	100.0%	$812,166,303

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

	*	Cost for federal income tax purposes is $784,918,988.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$67,003,096
		Gross Unrealized Depreciation		(29,283,788)
		Net Unrealized Appreciation		$37,719,308

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$743,972,446	$—	$—	$743,972,446
Real Estate Investment Trusts	49,323,773	—	—	49,323,773
Short-Term Investments	29,170,589	—	171,488	29,342,077
Total Investments, at value	$822,466,808	$—	$171,488	$822,638,296

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	171,488	—	—	—	—	—	—	—	171,488
Total Investments, at value	$171,488	$—	$—	$—	$—	$—	$—	$—	$171,488

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Retirement Conservative Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES:100.0%
12,051,423		ING BlackRock Inflation Protected Bond Portfolio - Class I		$126,780,970
1,729,153		ING Euro STOXX 50 Index Portfolio - Class I		18,259,855
1,167,738		ING FTSE 100 Index Portfolio - Class I		13,744,277
161,709		ING Hang Seng Index Portfolio - Class I		2,202,480
970,202		ING Japan TOPIX Index Portfolio - Class I		9,789,334
1,078,473		ING Russell Mid Cap Index Portfolio - Class I		11,043,564
22,592,213		ING U.S. Bond Index Portfolio - Class I		248,740,260
12,122,158		ING U.S. Stock Index Portfolio - Class I		121,221,585
		Total Investments in Affiliated Investment Companies
		(Cost $518,176,022)*	100.0%	$551,782,325
		Other Assets and Liabilities - Net	(0.0)	(106,599)
		Net Assets	100.0%	$551,675,726
	*	Cost for federal income tax purposes is $519,706,145.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$32,076,180
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$32,076,180

PORTFOLIO OF INVESTMENTS
ING Retirement Conservative Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$551,782,325	$—	$—	$551,782,325
Total Investments, at value	$551,782,325	$—	$—	$551,782,325

PORTFOLIO OF INVESTMENTS
ING Retirement Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
41,469,840		ING Euro STOXX 50 Index Portfolio - Class I		$437,921,511
28,024,643		ING FTSE 100 Index Portfolio - Class I		329,850,045
3,873,919		ING Hang Seng Index Portfolio - Class I		52,762,782
23,143,002		ING Japan TOPIX Index Portfolio - Class I		233,512,891
62,897,520		ING Russell Mid Cap Index Portfolio - Class I		644,070,610
25,916,803		ING Russell Small Cap Index Portfolio - Class I		275,495,620
96,201,422		ING U.S. Bond Index Portfolio - Class I		1,059,177,651
156,099,198		ING U.S. Stock Index Portfolio - Class I		1,560,991,982
		Total Investments in Affiliated Investment Companies
		(Cost $4,228,819,189)*	100.0%	$4,593,783,092
		Other Assets and Liabilities - Net	(0.0)	(553,009)
		Net Assets	100.0%	$4,593,230,083

	*	Cost for federal income tax purposes is $4,247,358,685.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$369,686,380
		Gross Unrealized Depreciation		(23,261,973)
		Net Unrealized Appreciation		$346,424,407

PORTFOLIO OF INVESTMENTS
ING Retirement Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$4,593,783,092	$—	$—	$4,593,783,092
Total Investments, at value	$4,593,783,092	$—	$—	$4,593,783,092

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
24,134,652		ING Euro STOXX 50 Index Portfolio - Class I		$254,861,922
16,310,288		ING FTSE 100 Index Portfolio - Class I		191,972,086
2,253,818		ING Hang Seng Index Portfolio - Class I		30,697,003
13,448,922		ING Japan TOPIX Index Portfolio - Class I		135,699,625
37,970,036		ING Russell Mid Cap Index Portfolio - Class I		388,813,166
12,168,477		ING Russell Small Cap Index Portfolio - Class I		129,350,914
97,213,399		ING U.S. Bond Index Portfolio - Class I		1,070,319,524
103,470,681		ING U.S. Stock Index Portfolio - Class I		1,034,706,810
		Total Investments in Affiliated Investment Companies
		(Cost $3,007,903,078)*	100.0%	$3,236,421,050
		Other Assets and Liabilities - Net	(0.0)	(738,547)
		Net Assets	100.0%	$3,235,682,503

	*	Cost for federal income tax purposes is $3,014,947,758.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$230,577,422
		Gross Unrealized Depreciation		(9,104,130)
		Net Unrealized Appreciation		$221,473,292

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$3,236,421,050	$—	$—	$3,236,421,050
Total Investments, at value	$3,236,421,050	$—	$—	$3,236,421,050

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
23,630,766		ING BlackRock Inflation Protected Bond Portfolio - Class I		$248,595,661
11,996,552		ING Euro STOXX 50 Index Portfolio - Class I		126,683,594
8,102,496		ING FTSE 100 Index Portfolio - Class I		95,366,377
1,122,012		ING Hang Seng Index Portfolio - Class I		15,281,800
6,733,387		ING Japan TOPIX Index Portfolio - Class I		67,939,871
14,965,073		ING Russell Mid Cap Index Portfolio - Class I		153,242,346
3,596,860		ING Russell Small Cap Index Portfolio - Class I		38,234,619
60,955,858		ING U.S. Bond Index Portfolio - Class I		671,124,000
49,700,099		ING U.S. Stock Index Portfolio - Class I		497,000,987
		Total Investments in Affiliated Investment Companies
		(Cost $1,792,486,766)*	100.0%	$1,913,469,255
		Other Assets and Liabilities - Net	0.0	244,474
		Net Assets	100.0%	$1,913,713,729
	*	Cost for federal income tax purposes is $1,797,323,029.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$121,408,757
		Gross Unrealized Depreciation		(5,262,531)
		Net Unrealized Appreciation		$116,146,226

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$1,913,469,255	$—	$—	$1,913,469,255
Total Investments, at value	$1,913,469,255	$—	$—	$1,913,469,255

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 64.4%
		Consumer Discretionary: 7.8%
41,689	@	Autozone, Inc.	$9,543,029
930,519		Cablevision Systems Corp.	24,370,293
1,274,645	@	Dollar General Corp.	37,283,366
247,800	@	Kohl’s Corp.	13,054,104
1,552,500		Lowe’s Cos., Inc.	34,605,225
355,875	@	Madison Square Garden, Inc.	7,501,845
245,500		Mattel, Inc.	5,759,430
473,500		McDonald’s Corp.	35,280,485
3,873,033		Time Warner, Inc.	118,708,461
			286,106,238
		Consumer Staples: 9.2%
154,000		Campbell Soup Co.	5,505,500
257,600	L	Clorox Co.	17,197,376
1,640,684		General Mills, Inc.	59,950,593
1,224,600		Kellogg Co.	61,854,546
312,673		Kimberly-Clark Corp.	20,339,379
961,200		PepsiCo, Inc.	63,862,128
852,300		Philip Morris International, Inc.	47,745,846
984,873	S	Procter & Gamble Co.	59,062,834
			335,518,202
		Energy: 5.7%
796,800	S	ExxonMobil Corp.	49,234,272
253,500		Murphy Oil Corp.	15,696,720
2,838,200		Nexen, Inc.	57,047,820
1,621,700		Spectra Energy Corp.	36,569,335
2,735,100		Williams Cos., Inc.	52,267,761
			210,815,908
		Financials: 11.2%
1,657,300	L	AON Corp.	64,817,003
2,271,602	S	Bank of America Corp.	29,780,702
1,134,600	S	J.P. Morgan Chase & Co.	43,194,222
50,700		Lazard Ltd.	1,778,556
1,775,400	L	Principal Financial Group, Inc.	46,018,368
371,395	@, L	St Joe Co/The	9,236,594
737,400		State Street Corp.	27,770,484
4,532,000		US Bancorp.	97,981,840
3,533,000		Wells Fargo & Co.	88,784,290
			409,362,059
		Health Care: 8.5%
229,500	S	Baxter International, Inc.	10,949,445
631,700		Beckman Coulter, Inc.	30,820,643
241,600		Covidien PLC	9,709,904
107,100	L	CR Bard, Inc.	8,721,153
399,702	@	Henry Schein, Inc.	23,414,543
165,000	@	Laboratory Corp. of America Holdings	12,940,950
6,430,037	S	Pfizer, Inc.	110,403,730
2,147,700	@	Thermo Fisher Scientific, Inc.	102,831,876
			309,792,244
		Industrials: 7.2%
483,901	@	Cooper Industries PLC	23,677,276
2,011,762		Danaher Corp.	81,697,655
762,900		Illinois Tool Works, Inc.	35,871,558
933,900		Mitsubishi Corp.	22,188,637
680,482		Republic Services, Inc.	20,747,896
938,201		United Technologies Corp.	66,828,057
378,100	L	Waste Management, Inc.	13,513,294
			264,524,373
		Information Technology: 11.3%
1,077,300		Accenture PLC	45,774,477
1,247,600		CA, Inc.	26,349,312
327,300	@	Fiserv, Inc.	17,615,286
778,063		Hewlett-Packard Co.	32,733,110
858,500		International Business Machines Corp.	115,159,190
291,600		Microsoft Corp.	7,141,284
1,999,100		Texas Instruments, Inc.	54,255,574
2,258,508		Tyco Electronics Ltd.	65,993,604
2,821,800		Western Union Co.	49,861,206
			414,883,043
		Materials: 0.8%
192,600		Air Products & Chemicals, Inc.	15,951,132
277,600		Monsanto Co.	13,305,368
			29,256,500
		Telecommunication Services: 0.3%
366,600	S	AT&T, Inc.	10,484,760
			10,484,760
		Utilities: 2.4%
596,000	@, L	AES Corp.	6,764,600

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Utilities (continued)
302,600		CenterPoint Energy, Inc.	$4,756,872
2,842,400		NV Energy, Inc.	37,377,560
915,500		OGE Energy Corp.	36,500,985
95,200	S	Pacific Gas & Electric Co.	4,323,984
			89,724,001
		Total Common Stock
		(Cost $2,156,662,627)	2,360,467,328
PREFERRED STOCK: 1.8%
		Consumer Discretionary: 0.4%
333,900	P	Newell Financial Trust I	13,293,394
			13,293,394
		Consumer Staples: 0.1%
42	#, I	HJ Heinz Finance Co.	4,517,625
			4,517,625
		Energy: 0.0%
15,400		Goodrich Petroleum Corp.	508,200
			508,200
		Financials: 1.1%
385,100		Affiliated Managers Group, Inc.	16,366,750
308,200		Aspen Insurance Holdings Ltd.	17,222,216
164	@, P	Federal National Mortgage Association - Convertible Series 2004-1	266,500
257,700		Synovus Financial Corp.	6,164,184
			40,019,650
		Telecommunication Services: 0.0%
20,642		Crown Castle International Corp.	1,274,644
			1,274,644
		Utilities: 0.2%
99,600	L	PPL Corp.	5,674,212
			5,674,212
		Total Preferred Stock
		(Cost $80,861,798)	65,287,725

Principal Amount			Value
CORPORATE BONDS/NOTES: 18.1%
		Consumer Discretionary: 4.9%
$2,369,063		Ceder Fair L.P., 5.500%, due 12/31/16	$2,392,239
2,380,000		Choice Hotels International, Inc., 5.700%, due 08/28/20	2,407,634
17,343,531		CSC Holdings, Inc., 3.250%, due 03/30/16	17,067,665
3,786,273		CSC Holdings, Inc., 4.000%, due 02/24/12	3,778,693
9,300,000		CSC Holdings, Inc., 7.625%, due 04/01/11	9,532,500
4,875,000		DISH DBS Corp., 6.625%, due 10/01/14	5,106,563
14,362,367		Dollar General Corp., 3.225%, due 07/07/14	14,131,218
9,750,000		Dollar General Corp., 10.625%, due 07/15/15	10,798,125
1,325,000	&	Dollar General Corp., 11.875%, due 07/15/17	1,556,875
19,617,602		Federal Mogul Corp., 2.198%, due 06/27/15	17,242,028
17,596,443		Federal Mogul Corp., 2.198%, due 12/27/15	15,465,619
2,275,000		Fortune Brands, Inc., 5.125%, due 01/15/11	2,301,306
21,924,000	+	Group 1 Automotive, Inc., 2.250%, due 06/15/36	17,785,845
4,965,000	#, I	Group 1 Automotive, Inc., 3.000%, due 03/15/20	4,596,056
3,061,000	#, I	Hyatt Hotels Corp., 6.875%, due 08/15/19	3,410,741
9,695,000		Lamar Media Corp., 9.750%, due 04/01/14	11,149,250
5,556,701		Lear Corp., 2.790%, due 01/03/14	5,361,766
11,628,000		Liberty Media Corp., 3.125%, due 03/30/23	12,863,475
1,650,000	#	MGM Resorts International, 9.000%, due 03/15/20	1,744,875
2,130,000		MGM Resorts International, 10.375%, due 05/15/14	2,380,275
2,130,000		MGM Resorts International, 13.000%, due 11/15/13	2,513,400
3,175,000		Penske Auto Group, Inc., 7.750%, due 12/15/16	3,115,469
2,375,000	#	Sirius XM Radio, Inc., 9.750%, due 09/01/15	2,627,344
3,650,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 10/15/14	4,106,250
3,615,000		Time Warner, Inc., 3.150%, due 07/15/15	3,751,206
3,250,000	#	XM Satellite Radio, Inc., 11.250%, due 06/15/13	3,583,125
			180,769,542
		Consumer Staples: 0.5%
5,137,125		IDC Bankdebt, 6.750%, due 11/03/16	5,210,416
5,962,500		Reynolds Consumer Products, 6.250%, due 11/05/15	6,003,492
3,500,000		Reynolds Group, 5.750%, due 05/16/16	3,516,762
5,025,000		Reynolds Group, 6.250%, due 05/05/16	5,055,215
			19,785,885
		Energy: 2.4%
2,815,000		Buckeye Partners L.P., 5.500%, due 08/15/19	3,084,379
11,950,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	12,995,625
3,600,000		Forest Oil Corp., 8.500%, due 02/15/14	3,951,000
622,000		Goodrich Petroleum Corp., 3.250%, due 12/01/26	615,780
1,415,000	#, I	Gulfstream Natural Gas System LLC, 6.950%, due 06/01/16	1,697,000
8,471,000		Oil States International, Inc., 2.375%, due 07/01/25	13,119,461
30,474,000		Peabody Energy Corp., 4.750%, due 12/15/41	34,130,880
1,125,000		PetroHawk Energy Corp., 10.500%, due 08/01/14	1,279,688
1,715,000		Pride International, Inc., 8.500%, due 06/15/19	1,997,975
1,220,000		Questar Market Resources, Inc., 6.800%, due 03/01/20	1,272,809
3,400,000		Quicksilver Resources, Inc., 11.750%, due 01/01/16	4,003,500
2,125,000		Range Resources Corp., 8.000%, due 05/15/19	2,332,188

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Energy (continued)
$1,208,000	#, I	Southeast Supply Header LLC, 4.850%, due 08/15/14	$1,288,408
1,270,000		Spectra Energy Capital, LLC, 5.650%, due 03/01/20	1,418,085
1,550,000		Tennessee Gas Pipeline Co., 8.000%, due 02/01/16	1,852,250
1,220,000		Williams Partners L.P., 3.800%, due 02/15/15	1,285,014
			86,324,042
		Financials: 1.6%
6,000,000		CIT Group, Inc., 6.250%, due 07/27/15	6,059,064
15,463,000	#, I	Host Hotels & Resorts L.P., 2.625%, due 04/15/27	15,153,740
10,200,000	#	International Lease Finance Corp., 6.500%, due 09/01/14	10,990,500
1,175,000		International Lease Finance Corp., 7.000%, due 03/05/16	1,193,464
5,125,000		Janus Capital Group, Inc., 6.950%, due 06/15/17	5,360,812
10,199,560		Nuveen Investments, 3.533%, due 11/09/14	9,197,137
6,376,680	I	Pinnacle Foods Finance LLC, 2.756%, due 04/02/14	6,180,400
2,269,313		Pinnacle Foods Finance LLC, 6.000%, due 04/02/14	2,281,596
1,780,000		Teco Finance, Inc., 7.000%, due 05/01/12	1,931,850
			58,348,563
		Health Care: 1.1%
5,125,000		Bausch & Lomb, Inc., 3.539%, due 01/22/15	4,933,094
1,230,000		Beckman Coulter, Inc., 7.000%, due 06/01/19	1,503,188
20,562,595		HCA, Inc., 1.783%, due 11/18/12	19,888,101
2,355,000		Life Technologies Corp., 3.375%, due 03/01/13	2,424,294
10,265,000	L	LifePoint Hospitals, Inc., 3.250%, due 08/15/25	10,072,531
			38,821,208
		Industrials: 0.6%
630,000		Actuant Corp., 2.000%, due 11/15/23	746,550
2,677,224		Continental Airlines, Inc., 9.000%, due 07/08/16	3,052,035
2,404,926		Delta Airlines, Inc., 7.750%, due 12/17/19	2,669,468
3,520,000		RBS Global, Inc. and Rexnord Corp., 8.500%, due 05/01/18	3,594,800
5,000,000		Rexnord, LLC, 2.813%, due 07/19/13	4,823,440
4,915,000		Tyco Electronics Group S.A., 6.000%, due 10/01/12	5,317,622
2,570,000		Tyco Electronics Group S.A., 6.550%, due 10/01/17	3,010,190
			23,214,105
		Information Technology: 3.1%
8,804,000		Alcatel-Lucent USA, Inc., 2.875%, due 06/15/25	8,022,645
2,425,000	S, I, L	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	2,534,125
575,000	S	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	606,625
9,825,000	#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, due 05/01/17	10,905,750
8,250,000		Fidelity National Title Group, Inc., 5.250%, due 06/07/16	8,322,922
34,196,093		First Data Corp., 3.010%, due 09/24/14	30,173,777
10,883,000		JDS Uniphase Corp., 1.000%, due 05/15/26	10,202,813
2,916,000		Linear Technology Corp., 3.000%, due 05/01/27	2,974,320
3,610,000		Maxim Integrated Products, Inc., 3.450%, due 06/14/13	3,716,665
3,241,875		MSCI, Inc. - Class A, 4.750%, due 06/01/16	3,262,137
9,135,000		Newport Corp., 2.500%, due 02/15/12	8,975,138
2,656,000		SBA Communications Corp., 1.875%, due 05/01/13	2,994,640
3,452,000		VeriSign, Inc., 3.250%, due 08/15/37	3,741,105
16,105,000		Xilinx, Inc., 3.125%, due 03/15/37	15,762,769
			112,195,431
		Materials: 2.0%
11,020,000		Airgas, Inc., 2.850%, due 10/01/13	11,259,487
1,325,000		Ball Corp., 7.375%, due 09/01/19	1,447,563
24,456,661		Georgia-Pacific Corp., 2.533%, due 12/20/12	24,349,663
228,397		Georgia-Pacific Corp., 2.533%, due 08/22/14	228,183
11,202,738		Georgia-Pacific Corp., 3.783%, due 12/23/14	11,210,614
2,300,000	#	Georgia-Pacific Corp., 8.250%, due 05/01/16	2,567,375
1,492,500		Nalco Co., 2.508%, due 05/01/16	1,452,389
3,055,000		Newmont Mining Corp., 1.250%, due 07/15/14	4,464,119
7,641,000		Newmont Mining Corp., 1.625%, due 07/15/17	11,308,680
1,125,000		Silgan Holdings, Inc., 7.250%, due 08/15/16	1,199,531
3,406,000		United States Steel Corp., 4.000%, due 05/15/14	5,270,785
			74,758,389
		Telecommunication Services: 1.1%
750,000		CCO Holdings LLC / CCO Holdings Capital Corp., 2.797%, due 09/06/14	777,188
1,791,350		Charter Communications, 2.260%, due 03/06/14	1,751,598
14,542,954		Charter Communications, 3.790%, due 09/06/16	14,224,827
3,702,651		Charter Communications, 7.250%, due 03/06/14	3,836,873
8,150,000		Crown Castle International Corp., 9.000%, due 01/15/15	9,026,125
825,000		SBA Telecommunications, Inc., 8.000%, due 08/15/16	891,000
625,000		SBA Telecommunications, Inc., 8.250%, due 08/15/19	690,625
775,000		Sprint Capital Corp., 6.900%, due 05/01/19	782,750
7,025,000		Sprint Capital Corp., 8.375%, due 03/15/12	7,551,875
			39,532,861
		Utilities: 0.8%
985,000		Black Hills Corp., 9.000%, due 05/15/14	1,167,877
7,875,000	#	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16	8,465,625
14,862,750		Calpine Corp., 7.000%, due 04/21/17	15,134,456
485,000		CMS Energy Corp., 6.250%, due 02/01/20	513,018
1,135,000	#, I	Florida Gas Transmission Co. LLC, 4.000%, due 07/15/15	1,198,863
2,440,000		Otter Tail Corp., 9.000%, due 12/15/16	2,623,000
			29,102,839
		Total Corporate Bonds/Notes
		(Cost $610,884,498)	662,852,865

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
$1,203,224		American Airlines Pass-Through Trust, 10.375%, due 07/02/19		$1,419,804
		Total Collateralized Mortgage Obligations
		(Cost $1,203,224)		1,419,804
		Total Long-Term Investments
		(Cost $2,849,612,147)		3,090,027,722
SHORT-TERM INVESTMENTS: 14.8%
		Money Market: 14.4%
528,680,807		T. Rowe Price Reserve Investment Fund		528,680,807

		Total Money Market
		(Cost $528,680,807)		528,680,807

Shares				Value
		Securities Lending Collateral(cc): 0.4%
12,964,289		BNY Mellon Overnight Government Fund (1)		$12,964,289
2,552,122	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		2,041,698
		Total Securities Lending Collateral
		(Cost $15,516,411)		15,005,987
		Total Short-Term Investments
		(Cost $544,197,218)		543,686,794
		Total Investments in Securities
		(Cost $3,393,809,365)*	99.2%	$3,633,714,516
		Other Assets and Liabilities - Net	0.8	29,595,571
		Net Assets	100.0%	$3,663,310,087
	@	Non-income producing security
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

	*	Cost for federal income tax purposes is $3,415,835,332.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$306,897,335
		Gross Unrealized Depreciation		(89,018,151)
		Net Unrealized Appreciation		$217,879,184

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$2,360,467,328	$—	$—	$2,360,467,328
Preferred Stock	6,164,184	59,123,541	—	65,287,725
Corporate Bonds/Notes	—	662,852,865	—	662,852,865
Collateralized Mortgage Obligations	—	1,419,804	—	1,419,804
Short-Term Investments	12,964,289	528,680,807	2,041,698	543,686,794
Total Investments, at value	$2,379,595,801	$1,252,077,017	$2,041,698	$3,633,714,516

Liabilities Table
Other Financial Instruments+:
Written options	(5,154,862)	—	—	(5,154,862)
Total Liabilities	$(5,154,862)	$—	$—	$(5,154,862)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	2,041,698	—	—	—	—	—	—	—	2,041,698
Total Investments, at value	$2,041,698	$—	$—	$—	$—	$—	$—	$—	$2,041,698

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on September 30, 2010:

Exchange-Traded  Options

		Expiration	# of	Premiums
Description/Name of Issuer	Exercise Price	Date	Contracts	Received	Value
AT&T Corp.	25.00	01/22/11	3,666	$659,872	$(1,374,750)
Bank of America Corp.	17.50	01/22/11	5,491	988,532	(65,892)
Baxter International, Inc.	52.50	01/21/12	2,013	543,762	(659,258)
ExxonMobil Corp.	70.00	01/21/12	6,711	1,697,553	(1,664,328)
JP Morgan Chase & Co.	50.00	01/21/12	3,134	881,830	(564,120)
Pacific Gas & Electric Co.	50.00	03/19/11	952	75,207	(90,440)
Pfizer, Inc.	20.00	01/22/11	28,250	1,753,641	(423,750)
Procter & Gamble Co.	65.00	01/22/11	9,186	2,540,112	(312,324)
				$9,140,509	$(5,154,862)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.2%
		Consumer Discretionary: 15.1%
310,300	@, L	Bed Bath & Beyond, Inc.	$13,470,123
365,600		Cablevision Systems Corp.	9,575,064
320,400		Comcast Corp. – Class A	5,792,832
223,400		D.R. Horton, Inc.	2,484,208
381,800		Fortune Brands, Inc.	18,796,014
155,200		Genuine Parts Co.	6,920,368
250,500	L	H&R Block, Inc.	3,243,975
255,700		Harley-Davidson, Inc.	7,272,108
720,100		Home Depot, Inc.	22,812,768
270,300		Macy’s, Inc.	6,241,227
90,675	@	Madison Square Garden, Inc.	1,911,429
309,925		Marriott International, Inc.	11,104,613
509,600	L	Mattel, Inc.	11,955,216
438,500		McGraw-Hill Cos., Inc.	14,496,810
395,700	@, L	MGM Resorts International	4,463,496
558,900	@	New York Times Co.	4,325,886
150,800		Tiffany & Co.	7,086,092
634,366		Time Warner, Inc.	19,443,318
492,100		Walt Disney Co.	16,293,431
156,400		Whirlpool Corp.	12,662,144
386,300		WPP PLC	4,283,097
			204,634,219
		Consumer Staples: 4.0%
131,900		Archer-Daniels-Midland Co.	4,210,248
446,000		Hershey Co.	21,225,140
220,000		Kimberly-Clark Corp.	14,311,000
270,500		Kraft Foods, Inc.	8,347,630
156,400		McCormick & Co., Inc.	6,575,056
			54,669,074
		Energy: 13.5%
246,300		Anadarko Petroleum Corp.	14,051,415
107,200	L	Baker Hughes, Inc.	4,566,720
301,624		BP PLC ADR	12,417,860
445,890		Chevron Corp.	36,139,385
153,700		ConocoPhillips	8,826,991
464,824		ExxonMobil Corp.	28,721,475
322,300		Murphy Oil Corp.	19,956,816
450,600		Royal Dutch Shell PLC ADR - Class A	27,171,180
265,200		Schlumberger Ltd.	16,338,972
294,550	L	Spectra Energy Corp.	6,642,103
246,000	L	Sunoco, Inc.	8,979,000
			183,811,917
		Financials: 19.0%
693,800		American Express Co.	29,160,414
1,912,619		Bank of America Corp.	25,074,435
472,400		Bank of New York Mellon Corp.	12,343,812
243,400	L	Capital One Financial Corp.	9,626,470
111,000		Chubb Corp.	6,325,890
1,051,644		J.P. Morgan Chase & Co.	40,036,087
760,600		Keycorp	6,054,376
404,800		Legg Mason, Inc.	12,269,488
378,277		Lincoln National Corp.	9,048,386
594,600		Marsh & McLennan Cos., Inc.	14,341,752
441,100	L	Marshall & Ilsley Corp.	3,105,344
271,400		NYSE Euronext	7,753,898
756,600		Regions Financial Corp.	5,500,482
732,600	@	SLM Corp.	8,461,530
302,100	L	Sun Life Financial, Inc.	7,866,684
431,700		SunTrust Bank	11,150,811
73,592		Travelers Cos., Inc.	3,834,143
883,300		US Bancorp.	19,096,946
938,400		Wells Fargo & Co.	23,581,992
271,951		Weyerhaeuser Co.	4,285,948
			258,918,888
		Health Care: 5.9%
133,500	@	Amgen, Inc.	7,357,185
98,100		Beckman Coulter, Inc.	4,786,299
454,100		Bristol-Myers Squibb Co.	12,310,651
327,800		Eli Lilly & Co.	11,974,534
246,200		Johnson & Johnson	15,254,552
424,100		Merck & Co., Inc.	15,611,121
729,376		Pfizer, Inc.	12,523,386
			79,817,728
		Industrials: 13.9%
278,400		3M Co.	24,140,064
244,600		Avery Dennison Corp.	9,079,552
188,300		Boeing Co.	12,529,482

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
204,500	@	Cooper Industries PLC		$10,006,185
125,900		Deere & Co.		8,785,302
66,900		Eaton Corp.		5,518,581
120,700		Emerson Electric Co.		6,356,062
2,185,900		General Electric Co.		35,520,872
341,900		Honeywell International, Inc.		15,023,086
359,300		Illinois Tool Works, Inc.		16,894,286
206,800		ITT Corp.		9,684,444
106,000		Lockheed Martin Corp.		7,555,680
639,400		Masco Corp.		7,039,794
44,400		Pall Corp.		1,848,816
237,600		United Parcel Service, Inc. - Class B		15,845,544
223,800	@, L	USG Corp.		2,951,922
				188,779,672
		Information Technology: 5.5%
397,500		Analog Devices, Inc.		12,473,550
778,500		Applied Materials, Inc.		9,092,880
229,400	@	Cisco Systems, Inc.		5,023,860
227,100		Computer Sciences Corp.		10,446,600
481,900	@	Dell, Inc.		6,245,424
338,300	@	eBay, Inc.		8,254,520
289,800	@, L	Electronic Arts, Inc.		4,761,414
649,400		Microsoft Corp.		15,903,806
91,600		Texas Instruments, Inc.		2,486,024
				74,688,078
		Materials: 6.3%
322,500		Alcoa, Inc.		3,905,475
320,800		EI Du Pont de Nemours & Co.		14,314,096
237,800		International Flavors & Fragrances, Inc.		11,538,056
672,893		International Paper Co.		14,635,423
302,500	L	MeadWestvaco Corp.		7,374,950
253,300		Monsanto Co.		12,140,669
322,400		Nucor Corp.		12,315,680
255,700	L	Vulcan Materials Co.		9,440,444
				85,664,793
		Telecommunication Services: 4.5%
992,303		AT&T, Inc.		28,379,866
1,878,400	L	Qwest Communications International, Inc.		11,777,568
689,700	@	Sprint Nextel Corp.		3,193,311
390,950		Verizon Communications, Inc.		12,741,061
2,262,100		Vodafone Group PLC		5,581,390
				61,673,196
		Utilities: 8.5%
240,900	L	CenterPoint Energy, Inc.		3,786,948
185,400		Constellation Energy Group, Inc.		5,977,296
540,200	L	Duke Energy Corp.		9,566,942
128,800		Entergy Corp.		9,857,064
345,400	L	Exelon Corp.		14,707,132
159,600		FirstEnergy Corp.		6,150,984
747,300	L	NiSource, Inc.		13,003,020
151,200	@	NRG Energy, Inc.		3,147,984
189,800		Pacific Gas & Electric Co.		8,620,716
197,100		Pinnacle West Capital Corp.		8,134,317
282,900		PPL Corp.		7,703,367
246,100		Progress Energy, Inc.		10,931,762
191,500	L	TECO Energy, Inc.		3,316,780
455,700		Xcel Energy, Inc.		10,467,429
				115,371,741
		Total Common Stock
		(Cost $1,316,913,464)		1,308,029,306

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.2%
		Money Market: 2.6%
$35,472,879		T. Rowe Price Reserve Investment Fund		$35,472,880
		Total Money Market
		(Cost $35,472,880)		35,472,880

Shares				Value
		Securities Lending Collateral(cc): 0.6%
6,514,267		BNY Mellon Overnight Government Fund (1)		$6,514,267
2,183,316	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,746,652
		Total Securities Lending Collateral
		(Cost $8,697,583)		8,260,919
		Total Short-Term Investments
		(Cost $44,170,463)		43,733,799
		Total Investments in Securities
		(Cost $1,361,083,927)*	99.4%	$1,351,763,105
		Other Assets and Liabilities - Net	0.6	7,825,591
		Net Assets	100.0%	$1,359,588,696

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

*	Cost for federal income tax purposes is $1,375,816,765.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$155,514,337
	Gross Unrealized Depreciation	(179,567,997)
	Net Unrealized Depreciation	$(24,053,660)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$204,634,219	$—	$—	$204,634,219
Consumer Staples	54,669,074	—	—	54,669,074
Energy	171,394,057	12,417,860	—	183,811,917
Financials	258,918,888	—	—	258,918,888
Health Care	79,817,728	—	—	79,817,728
Industrials	188,779,672	—	—	188,779,672
Information Technology	74,688,078	—	—	74,688,078
Materials	85,664,793	—	—	85,664,793
Telecommunication Services	61,673,196	—	—	61,673,196
Utilities	115,371,741	—	—	115,371,741
Total Common Stock	1,295,611,446	12,417,860	—	1,308,029,306
Short-Term Investments	6,514,267	35,472,880	1,746,652	43,733,799
Total Investments, at value	$1,302,125,713	$47,890,740	$1,746,652	$1,351,763,105

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	1,746,652	—	—	—	—	—	—	—	1,746,652
Total Investments, at value	$1,746,652	$—	$—	$—	$—	$—	$—	$—	$1,746,652

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.1%
		Austria: 0.6%
235,940		Telekom Austria AG	$3,557,388
			3,557,388
		Bermuda: 2.7%
52,820		RenaissanceRe Holdings Ltd.	3,167,087
159,290		Tyco Electronics Ltd.	4,654,454
211,550		Tyco International Ltd.	7,770,232
			15,591,773
		Brazil: 1.0%
90,050		Empresa Brasileira de Aeronautica S.A. ADR	2,556,520
111,130		Vale S.A. ADR	3,083,858
			5,640,378
		China: 0.2%
25,000	L	China Telecom Corp. Ltd. ADR	1,368,000
			1,368,000
		France: 7.7%
54,730		Accor S.A.	2,000,883
182,924	L	AXA S.A.	3,206,917
47,650	L	Compagnie Generale des Etablissements Michelin	3,633,577
11,530	@	Edenred	228,387
290,480		France Telecom S.A.	6,282,619
184,260	L	Sanofi-Aventis	12,265,433
165,330	L	Total S.A.	8,542,754
292,500	L	Vivendi	8,016,938
			44,177,508
		Germany: 5.2%
73,650		Bayerische Motoren Werke AG	5,166,134
208,828		Deutsche Post AG	3,786,628
37,240		Merck KGaA	3,127,164
24,040		Muenchener Rueckversicherungs AG	3,329,109
109,820		SAP AG	5,431,560
86,790		Siemens AG	9,155,311
			29,995,906
		Hong Kong: 1.3%
229,000		Cheung Kong Holdings Ltd.	3,462,877
285,500		Swire Pacific Ltd.	3,925,140
			7,388,017
		India: 0.7%
76,440		ICICI Bank Ltd. ADR	3,810,534
			3,810,534
		Ireland: 4.5%
323,290		Accenture PLC	13,736,592
196,080		Covidien PLC	7,880,455
238,432		CRH PLC	3,934,782
			25,551,829
		Italy: 2.4%
259,567		ENI S.p.A.	5,608,566
1,120,867		Intesa Sanpaolo S.p.A.	3,651,233
1,687,948		UniCredito Italiano S.p.A.	4,322,688
			13,582,487
		Japan: 3.1%
91,300	L	Fuji Photo Film Co., Ltd.	3,031,733
381,500		Konica Minolta Holdings, Inc.	3,739,299
13,800		Nintendo Co., Ltd.	3,461,218
132,900		Toyota Motor Corp.	4,763,226
37,980	L	USS Co., Ltd.	2,841,010
			17,836,486
		Netherlands: 3.7%
186,230		Koninklijke Philips Electronics NV	5,859,731
92,780	@	Randstad Holdings NV	4,215,443
289,237		Royal Dutch Shell PLC - Class B	8,450,160
138,258		SBM Offshore NV	2,619,187
			21,144,521
		Norway: 0.4%
118,450		Statoil ASA	2,479,193
			2,479,193
		Russia: 0.4%
113,600		OAO Gazprom ADR	2,379,920
			2,379,920
		Singapore: 2.7%
313,980		DBS Group Holdings Ltd.	3,359,130
603,260	@	Flextronics International Ltd.	3,643,690
3,607,000		Singapore Telecommunications Ltd.	8,608,410
			15,611,230
		South Korea: 3.4%
50,941		Hyundai Motor Co.	6,837,571
85,760		KB Financial Group, Inc.	3,681,132

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		South Korea (continued)
12,787		Samsung Electronics Co., Ltd.	$8,708,066
			19,226,769
		Spain: 1.7%
48,240		Inditex S.A.	3,834,888
233,371		Telefonica S.A.	5,792,538
			9,627,426
		Sweden: 1.2%
191,280		Svenska Cellulosa AB - B Shares	2,915,211
352,208		Telefonaktiebolaget LM Ericsson	3,862,644
			6,777,855
		Switzerland: 6.9%
65,450		ACE Ltd.	3,812,463
75,280		Adecco S.A.	3,935,556
45,450		Lonza Group AG	3,885,005
149,630		Nestle S.A.	7,976,392
164,940		Novartis AG	9,493,607
38,430		Roche Holding AG - Genusschein	5,250,770
65,120		Swiss Reinsurance	2,856,544
129,310	@	UBS AG - Reg	2,201,598
			39,411,935
		Taiwan: 1.0%
548,998		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,566,840
			5,566,840
		Turkey: 0.6%
192,400		Turkcell Iletisim Hizmet AS ADR	3,224,624
			3,224,624
		United Kingdom: 12.3%
1,091,710		Aviva PLC	6,843,345
530,620		BAE Systems PLC	2,857,383
134,970		BG Group PLC	2,376,430
1,013,150		BP PLC	6,932,021
607,500		Compass Group PLC	5,068,843
478,880		GlaxoSmithKline PLC	9,445,825
543,119		HSBC Holdings PLC	5,506,678
1,458,820		Kingfisher PLC	5,375,689
360,330		Pearson PLC	5,587,628
1,551,270	@	Premier Foods PLC	397,421
778,460		Tesco PLC	5,192,781
4,003,597		Vodafone Group PLC	9,878,271
203,165	@	Wolseley PLC	5,108,016
			70,570,331
		United States: 35.4%
53,800		Abbott Laboratories	2,810,512
209,630		Alcoa, Inc.	2,538,619
119,120		American Express Co.	5,006,614
257,880	@	Amgen, Inc.	14,211,767
52,680		AT&T, Inc.	1,506,648
84,900		Baker Hughes, Inc.	3,616,740
208,130		Bank of America Corp.	2,728,584
52,370	@	Biogen Idec, Inc.	2,939,004
90,000		Bristol-Myers Squibb Co.	2,439,900
514,160	@	Brocade Communications Systems, Inc.	3,002,694
38,830		Chevron Corp.	3,147,172
335,270	@	Cisco Systems, Inc.	7,342,413
482,830		Comcast Corp. – Class A	8,729,566
35,270		Comcast Corp. – Special Class A	599,943
141,105		CVS Caremark Corp.	4,440,574
153,920	@	Dell, Inc.	1,994,803
106,430		Expedia, Inc.	3,002,390
60,470		FedEx Corp.	5,170,185
357,610		General Electric Co.	5,811,163
191,680		Halliburton Co.	6,338,858
77,840		Home Depot, Inc.	2,465,971
71,820		J.P. Morgan Chase & Co.	2,734,187
108,610		Medtronic, Inc.	3,647,124
190,820		Merck & Co., Inc.	7,024,084
503,450		Microsoft Corp.	12,329,491
708,280		News Corp. - Class A	9,250,137
33,600	@	Noble Corp.	1,135,344
521,300		Oracle Corp.	13,996,905
585,310		Pfizer, Inc.	10,049,773
268,620		Progressive Corp.	5,606,099
117,220		Quest Diagnostics	5,916,093
216,020	@	Seagate Technology, Inc.	2,544,716
957,780	@	Sprint Nextel Corp.	4,434,521
65,420		Target Corp.	3,496,045
71,822		Time Warner Cable, Inc.	3,877,670
170,703		Time Warner, Inc.	5,232,047
33,340		Torchmark Corp.	1,771,688
112,680		United Parcel Service, Inc. - Class B	7,514,629
191,880		Viacom - Class B	6,944,137
153,680		Walt Disney Co.	5,088,345
			202,437,155

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		United States (continued)
		Total Common Stock
		(Cost $601,537,854)		$566,958,105
RIGHTS: 0.0%
		France: 0.0%
47,650	L	Compagnie Generale des Etablissements Michelin		133,036
		Total Rights
		(Cost $-)		133,036
		Total Long-Term Investments
		(Cost $601,537,854)		567,091,141

Principal Amount				Value
SHORT-TERM INVESTMENTS: 7.9%
		U.S. Government Agency Obligations: 0.7%
$3,987,000	Z	Federal Home Loan Bank, 0.010%, due 10/01/10		$3,986,999
		Total U.S. Government Agency Obligations
		(Cost $3,986,999)		3,986,999
		Securities Lending Collateral(cc): 7.2%
40,714,221		BNY Mellon Overnight Government Fund (1)		40,714,221
721,212	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		576,969
		Total Securities Lending Collateral
		(Cost $41,435,433)		41,291,190
		Total Short-Term Investments
		(Cost $45,422,432)		45,278,189
		Total Investments in Securities
		(Cost $646,960,286)*	107.0%	$612,369,330
		Other Assets and Liabilities - Net	(7.0)	(39,828,987)
		Net Assets	100.0%	$572,540,343

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $648,508,586.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$59,400,222
	Gross Unrealized Depreciation	(95,539,478)
	Net Unrealized Depreciation	$(36,139,256)

Percentage of
Industry	Net Assets
Consumer Discretionary	17.8%
Consumer Staples	3.1
Energy	9.4
Financials	13.1
Health Care	17.5
Industrials	11.2
Information Technology	17.0
Materials	2.2
Telecommunication Services	7.8
Short-Term Investments	7.9
Other Assets and Liabilities - Net	(7.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$566,958,105	$—	$—	$566,958,105
Rights	133,036	—	—	133,036
Short-Term Investments	40,714,221	3,986,999	576,969	45,278,189
Total Investments, at value	$607,805,362	$3,986,999	$576,969	$612,369,330

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	576,969	—	—	—	—	—	—	—	576,969
Total Investments, at value	$576,969	$—	$—	$—	$—	$—	$—	$—	$576,969

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.9%
		Consumer Discretionary: 10.1%
31,300	L	Abercrombie & Fitch Co.	$1,230,716
125,385	@	Amazon.com, Inc.	19,692,968
44,926	@	Apollo Group, Inc. - Class A	2,306,950
22,330	@	Autonation, Inc.	519,173
10,167	@	Autozone, Inc.	2,327,328
93,524	@	Bed Bath & Beyond, Inc.	4,059,877
122,655		Best Buy Co., Inc.	5,008,004
26,812	@	Big Lots, Inc.	891,499
79,300	@	Carmax, Inc.	2,209,298
154,015	S	Carnival Corp.	5,884,913
241,250		CBS Corp. - Class B	3,826,225
105,415		Coach, Inc.	4,528,628
994,463	S	Comcast Corp. – Class A	17,979,891
99,215		D.R. Horton, Inc.	1,103,271
49,069		Darden Restaurants, Inc.	2,099,172
22,300		DeVry, Inc.	1,097,383
307,120	@	DirecTV	12,785,406
100,900	@	Discovery Communications, Inc. - Class A	4,394,195
95,180	@, L	Eastman Kodak Co.	399,756
73,600		Expedia, Inc.	2,076,256
47,043		Family Dollar Stores, Inc.	2,077,419
1,218,668	@, S	Ford Motor Co.	14,916,496
54,028		Fortune Brands, Inc.	2,659,798
53,300	@, L	GameStop Corp.	1,050,543
84,523		Gannett Co., Inc.	1,033,716
155,712		Gap, Inc.	2,902,472
55,867		Genuine Parts Co.	2,491,110
86,062	@	Goodyear Tire & Rubber Co.	925,167
109,318		H&R Block, Inc.	1,415,668
83,490		Harley-Davidson, Inc.	2,374,456
24,660	@	Harman International Industries, Inc.	823,891
49,523		Hasbro, Inc.	2,204,269
590,100		Home Depot, Inc.	18,694,368
105,630		International Game Technology	1,526,354
173,225	@	Interpublic Group of Cos., Inc.	1,737,447
83,822		JC Penney Co., Inc.	2,278,282
238,546	L	Johnson Controls, Inc.	7,275,653
109,153	@	Kohl’s Corp.	5,750,180
51,911		Leggett & Platt, Inc.	1,181,494
56,375		Lennar Corp.	867,048
93,738		Limited Brands, Inc.	2,510,304
497,252		Lowe’s Cos., Inc.	11,083,747
149,759		Macy’s, Inc.	3,457,935
101,519		Marriott International, Inc.	3,637,426
127,500		Mattel, Inc.	2,991,150
377,156		McDonald’s Corp.	28,101,894
109,497		McGraw-Hill Cos., Inc.	3,619,971
12,833		Meredith Corp.	427,467
41,914	@, S	New York Times Co.	324,414
98,653		Newell Rubbermaid, Inc.	1,757,010
808,025		News Corp. - Class A	10,552,807
136,970		Nike, Inc.	10,976,776
59,769		Nordstrom, Inc.	2,223,407
97,754	@, S	Office Depot, Inc.	449,668
106,762		Omnicom Group	4,214,964
49,200	@	O’Reilly Automotive, Inc.	2,617,440
23,100		Polo Ralph Lauren Corp.	2,075,766
17,100	@	Priceline.com, Inc.	5,956,614
119,372	@	Pulte Homes, Inc.	1,045,699
44,443		RadioShack Corp.	947,969
42,700		Ross Stores, Inc.	2,332,274
31,800	L	Scripps Networks Interactive - Class A	1,513,044
15,682	@, L	Sears Holding Corp.	1,131,299
58,700		Stanley Black & Decker, Inc.	3,597,136
258,719		Staples, Inc.	5,412,401
262,251		Starbucks Corp.	6,708,381
67,324		Starwood Hotels & Resorts Worldwide, Inc.	3,537,876
255,649		Target Corp.	13,661,883
44,768		Tiffany & Co.	2,103,648
125,919		Time Warner Cable, Inc.	6,798,367
398,451		Time Warner, Inc.	12,212,523
142,005		TJX Cos., Inc.	6,337,683
45,600	@	Urban Outfitters, Inc.	1,433,664
30,651	L	VF Corp.	2,483,344
215,520		Viacom - Class B	7,799,669
677,749	S	Walt Disney Co.	22,440,269
2,140	L	Washington Post	854,737

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
26,956		Whirlpool Corp.	$2,182,358
63,334		Wyndham Worldwide Corp.	1,739,785
26,700		Wynn Resorts Ltd.	2,316,759
165,510		Yum! Brands, Inc.	7,623,391
			381,799,659
		Consumer Staples: 10.9%
738,392		Altria Group, Inc.	17,736,176
226,580		Archer-Daniels-Midland Co.	7,232,434
152,003		Avon Products, Inc.	4,880,816
36,768	L	Brown-Forman Corp.	2,266,380
68,600	S	Campbell Soup Co.	2,452,450
49,227		Clorox Co.	3,286,395
818,347		Coca-Cola Co.	47,889,666
117,512		Coca-Cola Enterprises, Inc.	3,642,872
172,175		Colgate-Palmolive Co.	13,233,371
155,800		ConAgra Foods, Inc.	3,418,252
62,765	@	Constellation Brands, Inc.	1,110,313
155,600	S	Costco Wholesale Corp.	10,034,644
481,247	S	CVS Caremark Corp.	15,144,843
64,520	@, L	Dean Foods Co.	658,749
84,600		Dr Pepper Snapple Group, Inc.	3,004,992
40,485		Estee Lauder Cos., Inc.	2,559,867
227,514		General Mills, Inc.	8,313,362
54,704		Hershey Co.	2,603,363
112,781		HJ Heinz Co.	5,342,436
24,500		Hormel Foods Corp.	1,092,700
42,350		JM Smucker Co.	2,563,446
92,380		Kellogg Co.	4,666,114
145,037		Kimberly-Clark Corp.	9,434,657
618,000		Kraft Foods, Inc.	19,071,480
227,492		Kroger Co.	4,927,477
53,806		Lorillard, Inc.	4,321,160
47,168		McCormick & Co., Inc.	1,982,943
72,500	L	Mead Johnson Nutrition Co.	4,125,975
55,986		Molson Coors Brewing Co.	2,643,659
563,740		PepsiCo, Inc.	37,454,886
649,492		Philip Morris International, Inc.	36,384,542
1,005,727		Procter & Gamble Co.	60,313,448
59,872		Reynolds American, Inc.	3,555,798
135,206	L	Safeway, Inc.	2,860,959
234,684		Sara Lee Corp.	3,151,806
75,133	L	Supervalu, Inc.	866,283
208,454		Sysco Corp.	5,945,108
105,620		Tyson Foods, Inc.	1,692,032
344,867		Walgreen Co.	11,553,045
708,673		Wal-Mart Stores, Inc.	37,928,179
51,800	@	Whole Foods Market, Inc.	1,922,298
			413,269,376
		Energy: 10.5%
175,378		Anadarko Petroleum Corp.	10,005,315
129,111		Apache Corp.	12,621,891
152,751		Baker Hughes, Inc.	6,507,193
36,900	L	Cabot Oil & Gas Corp.	1,111,059
85,800	@	Cameron International Corp.	3,685,968
231,900		Chesapeake Energy Corp.	5,252,535
712,385		Chevron Corp.	57,738,804
525,644	S	ConocoPhillips	30,187,735
79,995		Consol Energy, Inc.	2,956,615
141,500	@	Denbury Resources, Inc.	2,248,435
154,099		Devon Energy Corp.	9,976,369
24,600	L	Diamond Offshore Drilling	1,667,142
249,504		El Paso Corp.	3,088,860
89,822		EOG Resources, Inc.	8,350,751
52,800		EQT Corp.	1,903,968
1,804,235	S	ExxonMobil Corp.	111,483,681
42,500	@	FMC Technologies, Inc.	2,902,325
321,542		Halliburton Co.	10,633,394
37,500	L	Helmerich & Payne, Inc.	1,517,250
103,530		Hess Corp.	6,120,694
251,434		Marathon Oil Corp.	8,322,465
36,200		Massey Energy Co.	1,122,924
68,005	S	Murphy Oil Corp.	4,210,870
101,112	@	Nabors Industries Ltd.	1,826,083
148,500		National Oilwell Varco, Inc.	6,603,795
61,900		Noble Energy, Inc.	4,648,071
287,839		Occidental Petroleum Corp.	22,537,794
95,420		Peabody Energy Corp.	4,676,534
41,100		Pioneer Natural Resources Co.	2,672,733
62,100		QEP Resources, Inc.	1,871,694
56,700		Range Resources Corp.	2,161,971
40,572	@	Rowan Cos., Inc.	1,231,766
484,180		Schlumberger Ltd.	29,830,330
122,600	@	Southwestern Energy Co.	4,099,744
229,621		Spectra Energy Corp.	5,177,954

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Energy (continued)
42,688		Sunoco, Inc.	$1,558,112
50,600	L	Tesoro Corp.	676,016
200,606		Valero Energy Corp.	3,512,611
207,186		Williams Cos., Inc.	3,959,324
			400,660,775
		Financials: 13.7%
120,100		ACE Ltd.	6,995,825
166,791		Aflac, Inc.	8,624,763
190,703		Allstate Corp.	6,016,680
370,874		American Express Co.	15,587,834
47,839	@, L	American International Group, Inc.	1,870,505
88,958		Ameriprise Financial, Inc.	4,210,382
95,592		AON Corp.	3,738,603
37,800		Assurant, Inc.	1,538,460
3,555,298		Bank of America Corp.	46,609,957
430,162		Bank of New York Mellon Corp.	11,240,133
245,543		BB&T Corp.	5,912,675
613,000	@	Berkshire Hathaway, Inc.	50,682,840
161,856		Capital One Financial Corp.	6,401,405
102,600	@	CB Richard Ellis Group, Inc.	1,875,528
351,143		Charles Schwab Corp.	4,880,888
111,487		Chubb Corp.	6,353,644
57,629		Cincinnati Financial Corp.	1,662,597
8,418,401	@, S	Citigroup, Inc.	32,831,764
23,770		CME Group, Inc.	6,190,897
62,489		Comerica, Inc.	2,321,466
192,788		Discover Financial Services	3,215,704
70,360	@	E*Trade Financial Corp.	1,023,034
32,479	L	Federated Investors, Inc.	739,222
282,139		Fifth Third Bancorp.	3,394,132
82,461	@	First Horizon National Corp.	940,880
51,919	S	Franklin Resources, Inc.	5,550,141
173,340	@	Genworth Financial, Inc.	2,118,215
182,703		Goldman Sachs Group, Inc.	26,415,200
157,454		Hartford Financial Services Group, Inc.	3,613,569
186,600		Hudson City Bancorp., Inc.	2,287,716
253,962	S	Huntington Bancshares, Inc.	1,439,965
26,200	@	IntercontinentalExchange, Inc.	2,743,664
165,900	@	Invesco Ltd.	3,522,057
1,404,971		J.P. Morgan Chase & Co.	53,487,246
65,032	S	Janus Capital Group, Inc.	712,100
311,952	S	Keycorp	2,483,138
54,745		Legg Mason, Inc.	1,659,321
69,800	@	Leucadia National Corp.	1,648,676
112,279		Lincoln National Corp.	2,685,714
112,621		Loews Corp.	4,268,336
30,406		M&T Bank Corp.	2,487,515
192,198		Marsh & McLennan Cos., Inc.	4,635,816
186,940	S	Marshall & Ilsley Corp.	1,316,058
321,306		Metlife, Inc.	12,354,216
72,239		Moody’s Corp.	1,804,530
494,976		Morgan Stanley	12,216,008
51,000	@	Nasdaq Stock Market, Inc.	990,930
85,823		Northern Trust Corp.	4,140,102
92,300		NYSE Euronext	2,637,011
131,400		People’s United Financial, Inc.	1,720,026
186,128		PNC Financial Services Group, Inc.	9,661,904
113,516		Principal Financial Group, Inc.	2,942,335
236,541		Progressive Corp.	4,936,611
165,478		Prudential Financial, Inc.	8,965,598
445,054	S	Regions Financial Corp.	3,235,543
172,063	@	SLM Corp.	1,987,328
177,869		State Street Corp.	6,698,547
177,100		SunTrust Bank	4,574,493
90,810	L	T. Rowe Price Group, Inc.	4,546,403
28,679		Torchmark Corp.	1,524,002
166,543		Travelers Cos., Inc.	8,676,890
115,827		UnumProvident Corp.	2,565,568
679,293		US Bancorp.	14,686,315
1,854,367		Wells Fargo & Co.	46,600,243
189,750		Weyerhaeuser Co.	2,990,460
121,199		XL Group PLC	2,625,170
61,388		Zions Bancorp.	1,311,248
			522,325,746
		Health Care: 11.2%
547,128		Abbott Laboratories	28,581,967
147,864		Aetna, Inc.	4,673,981
108,962		Allergan, Inc.	7,249,242
98,824	L	AmerisourceBergen Corp.	3,029,944
339,659	@	Amgen, Inc.	18,718,607
207,036		Baxter International, Inc.	9,877,688
82,287		Becton Dickinson & Co.	6,097,467
85,670	@, L	Biogen Idec, Inc.	4,807,800
537,492	@, S, L	Boston Scientific Corp.	3,294,826

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
607,618		Bristol-Myers Squibb Co.	$16,472,524
124,422		Cardinal Health, Inc.	4,110,903
67,711	@, S	CareFusion Corp.	1,681,941
162,760	@, S	Celgene Corp.	9,376,604
26,600	@	Cephalon, Inc.	1,660,904
25,100	@	Cerner Corp.	2,108,149
96,468		Cigna Corp.	3,451,625
52,575	@	Coventry Health Care, Inc.	1,131,940
33,221	S	CR Bard, Inc.	2,705,186
36,400	@	DaVita, Inc.	2,512,692
50,600		Densply International, Inc.	1,617,682
359,593		Eli Lilly & Co.	13,135,932
192,212	@	Express Scripts, Inc.	9,360,724
101,204	@	Forest Laboratories, Inc.	3,130,240
90,286	@	Genzyme Corp.	6,391,346
297,200	@, L	Gilead Sciences, Inc.	10,583,292
59,316	@	Hospira, Inc.	3,381,605
59,968	@	Humana, Inc.	3,012,792
13,900	@	Intuitive Surgical, Inc.	3,943,986
976,020		Johnson & Johnson	60,474,199
88,500	@, S	King Pharmaceuticals, Inc.	881,460
36,460	@	Laboratory Corp. of America Holdings	2,859,558
64,959	@, L	Life Technologies Corp.	3,032,936
92,606		McKesson Corp.	5,721,199
153,688	@	Medco Health Solutions, Inc.	8,000,997
382,623		Medtronic, Inc.	12,848,480
1,090,543	S	Merck & Co., Inc.	40,142,888
109,663	@, L	Mylan Laboratories	2,062,761
34,285		Patterson Cos., Inc.	982,265
41,819	L	PerkinElmer, Inc.	967,692
2,848,258		Pfizer, Inc.	48,904,590
52,161		Quest Diagnostics	2,632,566
116,051	@	St. Jude Medical, Inc.	4,565,446
120,933		Stryker Corp.	6,052,697
171,903	@, S	Tenet Healthcare Corp.	811,382
144,403	@	Thermo Fisher Scientific, Inc.	6,914,016
398,349		UnitedHealth Group, Inc.	13,986,033
43,100	@, L	Varian Medical Systems, Inc.	2,607,550
32,591	@, L	Waters Corp.	2,306,791
38,078	@	Watson Pharmaceuticals, Inc.	1,611,080
141,679	@	WellPoint, Inc.	8,024,699
71,243	@	Zimmer Holdings, Inc.	3,728,146
			426,221,020
		Industrials: 10.4%
252,662		3M Co.	21,908,322
38,933		Avery Dennison Corp.	1,445,193
259,282		Boeing Co.	17,252,624
223,380		Caterpillar, Inc.	17,575,538
58,800		CH Robinson Worldwide, Inc.	4,111,296
47,116	L	Cintas Corp.	1,298,046
134,492		CSX Corp.	7,440,097
70,464	S	Cummins, Inc.	6,382,629
189,666		Danaher Corp.	7,702,336
150,228		Deere & Co.	10,482,910
66,133		Dover Corp.	3,452,804
17,700	L	Dun & Bradstreet Corp.	1,312,278
59,495		Eaton Corp.	4,907,743
266,593		Emerson Electric Co.	14,038,787
44,306		Equifax, Inc.	1,382,347
75,200		Expeditors International Washington, Inc.	3,476,496
52,200		Fastenal Co.	2,776,518
111,435		FedEx Corp.	9,527,693
19,800		Flowserve Corp.	2,166,516
63,318		Fluor Corp.	3,136,141
134,751		General Dynamics Corp.	8,463,710
3,788,300	S	General Electric Co.	61,559,856
44,419		Goodrich Corp.	3,275,013
273,642		Honeywell International, Inc.	12,023,829
178,386		Illinois Tool Works, Inc.	8,387,710
71,400		Iron Mountain, Inc.	1,595,076
64,938		ITT Corp.	3,041,047
44,600	@	Jacobs Engineering Group, Inc.	1,726,020
40,590		L-3 Communications Holdings, Inc.	2,933,439
105,357		Lockheed Martin Corp.	7,509,847
126,984		Masco Corp.	1,398,094
130,614		Norfolk Southern Corp.	7,772,839
104,290	L	Northrop Grumman Corp.	6,323,103
129,199		Paccar, Inc.	6,220,932
41,352		Pall Corp.	1,721,897
57,145		Parker Hannifin Corp.	4,003,579
73,254		Pitney Bowes, Inc.	1,566,171
50,400		Precision Castparts Corp.	6,418,440
74,800	@	Quanta Services, Inc.	1,427,184
132,537		Raytheon Co.	6,058,266

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
108,551		Republic Services, Inc.	$3,309,720
52,249		Robert Half International, Inc.	1,358,474
50,312		Rockwell Automation, Inc.	3,105,760
55,748		Rockwell Collins, Inc.	3,247,321
33,400		Roper Industries, Inc.	2,177,012
73,087		RR Donnelley & Sons Co.	1,239,556
18,537	L	Ryder System, Inc.	792,827
20,549		Snap-On, Inc.	955,734
264,352		Southwest Airlines Co.	3,455,081
30,200	@	Stericycle, Inc.	2,098,296
97,184		Textron, Inc.	1,998,103
176,400		Tyco International Ltd.	6,479,172
176,298		Union Pacific Corp.	14,421,176
351,076		United Parcel Service, Inc. - Class B	23,413,258
329,186		United Technologies Corp.	23,447,919
169,186		Waste Management, Inc.	6,046,708
21,150		WW Grainger, Inc.	2,519,177
			395,267,660
		Information Technology: 18.1%
186,151	@	Adobe Systems, Inc.	4,867,849
200,762	@, L	Advanced Micro Devices, Inc.	1,427,418
122,722	@	Agilent Technologies, Inc.	4,095,233
64,400	@	Akamai Technologies, Inc.	3,231,592
108,860		Altera Corp.	3,283,218
61,600		Amphenol Corp.	3,017,168
105,626		Analog Devices, Inc.	3,314,544
323,669	@	Apple, Inc.	91,841,079
473,443		Applied Materials, Inc.	5,529,814
80,502	@	Autodesk, Inc.	2,573,649
174,346		Automatic Data Processing, Inc.	7,327,762
63,278	@, L	BMC Software, Inc.	2,561,493
158,786		Broadcom Corp.	5,619,437
137,084		CA, Inc.	2,895,214
2,023,668	@	Cisco Systems, Inc.	44,318,329
66,211	@	Citrix Systems, Inc.	4,518,239
106,600	@	Cognizant Technology Solutions Corp.	6,872,502
54,679		Computer Sciences Corp.	2,515,234
79,141	@, S	Compuware Corp.	675,073
553,336		Corning, Inc.	10,114,982
599,516	@	Dell, Inc.	7,769,727
409,107	@, S	eBay, Inc.	9,982,211
116,993	@	Electronic Arts, Inc.	1,922,195
727,672	@, S	EMC Corp.	14,779,018
93,400		Fidelity National Information Services, Inc.	2,533,942
19,100	@, L	First Solar, Inc.	2,814,385
53,158	@	Fiserv, Inc.	2,860,964
56,000	@	Flir Systems, Inc.	1,439,200
88,095	@	Google, Inc. - Class A	46,319,470
45,700		Harris Corp.	2,024,053
803,584		Hewlett-Packard Co.	33,806,779
1,972,932		Intel Corp.	37,939,482
446,955	S	International Business Machines Corp.	59,954,544
100,126	@	Intuit, Inc.	4,386,520
69,335	L	Jabil Circuit, Inc.	999,117
78,487	@, L	JDS Uniphase Corp.	972,454
184,185	@	Juniper Networks, Inc.	5,590,015
59,494		KLA-Tencor Corp.	2,095,974
27,821	@	Lexmark International, Inc.	1,241,373
79,576	S	Linear Technology Corp.	2,445,370
227,465	@, S	LSI Logic Corp.	1,037,240
34,300		Mastercard, Inc.	7,683,200
53,900	@	McAfee, Inc.	2,547,314
80,600	@, S, L	MEMC Electronic Materials, Inc.	960,752
65,900	L	Microchip Technology, Inc.	2,072,555
302,915	@, S	Micron Technology, Inc.	2,184,017
2,698,302		Microsoft Corp.	66,081,416
48,770		Molex, Inc.	1,020,756
45,950	@, S	Monster Worldwide, Inc.	595,512
826,990	@, S	Motorola, Inc.	7,054,225
84,882		National Semiconductor Corp.	1,083,943
126,526	@	NetApp, Inc.	6,299,730
124,490	@, S	Novell, Inc.	743,205
32,599	@, L	Novellus Systems, Inc.	866,481
203,413	@, S	Nvidia Corp.	2,375,864
1,371,304	S	Oracle Corp.	36,819,512
114,000	L	Paychex, Inc.	3,133,860
38,684	@	QLogic Corp.	682,386
568,752		Qualcomm, Inc.	25,662,090
66,900	@	Red Hat, Inc.	2,742,900
104,000	@, L	SAIC, Inc.	1,661,920
41,400	@	Salesforce.com, Inc.	4,628,520
82,625	@	Sandisk Corp.	3,028,206
279,665	@	Symantec Corp.	4,242,518
135,105	S	Tellabs, Inc.	1,006,532

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
59,300	@	Teradata Corp.	$2,286,608
64,242	@, S, L	Teradyne, Inc.	715,656
423,460		Texas Instruments, Inc.	11,492,704
58,800		Total System Services, Inc.	896,112
61,700	@	VeriSign, Inc.	1,958,358
176,100		Visa, Inc.	13,077,186
81,300	@	Western Digital Corp.	2,308,107
233,891		Western Union Co.	4,132,854
490,091	S	Xerox Corp.	5,072,442
91,747		Xilinx, Inc.	2,441,388
477,773	@	Yahoo!, Inc.	6,770,043
			689,842,734
		Materials: 3.4%
75,315		Air Products & Chemicals, Inc.	6,237,588
26,400		Airgas, Inc.	1,793,880
39,000		AK Steel Holding Corp.	538,590
361,858		Alcoa, Inc.	4,382,100
34,900		Allegheny Technologies, Inc.	1,621,105
32,446		Ball Corp.	1,909,447
38,626		Bemis Co.	1,226,376
25,200		CF Industries Holdings, Inc.	2,406,600
48,000		Cliffs Natural Resources, Inc.	3,068,160
410,978		Dow Chemical Co.	11,285,456
25,613		Eastman Chemical Co.	1,895,362
82,700		Ecolab, Inc.	4,196,198
321,243		EI Du Pont de Nemours & Co.	14,333,863
25,700		FMC Corp.	1,758,137
166,710		Freeport-McMoRan Copper & Gold, Inc.	14,235,367
28,343		International Flavors & Fragrances, Inc.	1,375,202
154,822		International Paper Co.	3,367,379
60,568		MeadWestvaco Corp.	1,476,648
191,459		Monsanto Co.	9,176,630
174,468		Newmont Mining Corp.	10,958,335
111,797		Nucor Corp.	4,270,645
58,000	@	Owens-Illinois, Inc.	1,627,480
48,261	@	Pactiv Corp.	1,591,648
58,474		PPG Industries, Inc.	4,256,907
108,438		Praxair, Inc.	9,787,614
56,560		Sealed Air Corp.	1,271,469
31,961		Sherwin-Williams Co.	2,401,550
42,994		Sigma-Aldrich Corp.	2,595,978
31,900	@, L	Titanium Metals Corp.	636,724
50,846	L	United States Steel Corp.	2,229,089
45,500		Vulcan Materials Co.	1,679,860
			129,591,387
		Telecommunication Services: 3.1%
142,100	@	American Tower Corp.	7,284,046
2,093,727		AT&T, Inc.	59,880,592
106,818		CenturyTel, Inc.	4,215,038
351,552		Frontier Communications Corp.	2,872,180
92,800	@, S	MetroPCS Communications, Inc.	970,688
616,292		Qwest Communications International, Inc.	3,864,151
1,057,484	@, S	Sprint Nextel Corp.	4,896,151
1,001,636		Verizon Communications, Inc.	32,643,317
171,190		Windstream Corp.	2,103,925
			118,730,088
		Utilities: 3.5%
236,363	@, S	AES Corp.	2,682,720
60,076		Allegheny Energy, Inc.	1,473,064
84,809		Ameren Corp.	2,408,576
169,873		American Electric Power Co., Inc.	6,154,499
149,411		CenterPoint Energy, Inc.	2,348,741
81,597		CMS Energy Corp.	1,470,378
100,100		Consolidated Edison, Inc.	4,826,822
71,537		Constellation Energy Group, Inc.	2,306,353
208,770		Dominion Resources, Inc.	9,114,898
59,769		DTE Energy Co.	2,745,190
467,243		Duke Energy Corp.	8,274,874
115,402		Edison International	3,968,675
66,186		Entergy Corp.	5,065,215
234,248	S	Exelon Corp.	9,974,280
108,021		FirstEnergy Corp.	4,163,129
27,394		Integrys Energy Group, Inc.	1,426,132
147,386		NextEra Energy, Inc.	8,016,325
16,123		Nicor, Inc.	738,756
98,526		NiSource, Inc.	1,714,352
62,400		Northeast Utilities	1,845,168
89,700	@	NRG Energy, Inc.	1,867,554
37,700		Oneok, Inc.	1,698,008
138,433		Pacific Gas & Electric Co.	6,287,627
79,300		Pepco Holdings, Inc.	1,474,980
38,491		Pinnacle West Capital Corp.	1,588,524
171,093		PPL Corp.	4,658,862
103,711		Progress Energy, Inc.	4,606,843

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Utilities (continued)
179,320		Public Service Enterprise Group, Inc.		$5,931,906
39,900	L	SCANA Corp.		1,608,768
87,867		Sempra Energy		4,727,245
294,356		Southern Co.		10,961,817
76,071		TECO Energy, Inc.		1,317,550
41,399	L	Wisconsin Energy Corp.		2,392,862
162,837		Xcel Energy, Inc.		3,740,366
				133,581,059
		Total Common Stock
		(Cost $3,368,799,666)		3,611,289,504
REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Financials: 1.3%
41,428	S	Apartment Investment & Management Co.		885,731
30,204		AvalonBay Communities, Inc.		3,139,102
49,395		Boston Properties, Inc.		4,105,712
100,447		Equity Residential		4,778,264
109,900		HCP, Inc.		3,954,202
44,200		Health Care Real Estate Investment Trust, Inc.		2,092,428
233,327		Host Hotels & Resorts, Inc.		3,378,575
143,755		Kimco Realty Corp.		2,264,141
57,215		Plum Creek Timber Co., Inc.		2,019,690
168,915		Prologis		1,989,819
49,435	S	Public Storage, Inc.		4,797,172
103,755		Simon Property Group, Inc.		9,622,239
55,700		Ventas, Inc.		2,872,449
57,514		Vornado Realty Trust		4,919,172
		Total Real Estate Investment Trusts
		(Cost $39,860,863)		50,818,696
		Total Long-Term Investments
		(Cost $3,408,660,529)		3,662,108,200
SHORT-TERM INVESTMENTS: 4.0%
		Affiliated Mutual Fund: 3.4%
129,620,000		ING Institutional Prime Money Market Fund - Class I		129,620,000
		Total Mutual Fund
		(Cost $129,620,000)		129,620,000
		Securities Lending Collateral(cc): 0.6%
22,988,284		BNY Mellon Overnight Government Fund (1)		$22,988,284
425,091	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		340,073
		Total Securities Lending Collateral
		(Cost $23,413,375)		23,328,357
		Total Short-Term Investments
		(Cost $153,033,375)		152,948,357
		Total Investments in Securities
		(Cost $3,561,693,904)*	100.2%	$3,815,056,557
		Other Assets and Liabilities - Net	(0.2)	(8,488,432)
		Net Assets	100.0%	$3,806,568,125

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

*	Cost for federal income tax purposes is $3,628,390,817.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$365,411,981
	Gross Unrealized Depreciation	(178,746,241)
	Net Unrealized Appreciation	$186,665,740

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$3,611,289,504	$—	$—	$3,611,289,504
Real Estate Investment Trusts	50,818,696	—	—	50,818,696
Short-Term Investments	152,608,284	—	340,073	152,948,357
Total Investments, at value	$3,814,716,484	$—	$340,073	$3,815,056,557
Other Financial Instruments+:
Futures	1,488,133	—	—	1,488,133
Total Assets	$3,816,204,617	$—	$340,073	$3,816,544,690

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	340,073	—	—	—	—	—	—	—	340,073
Total Investments, at value	$340,073	$—	$—	$—	$—	$—	$—	$—	$340,073

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING U.S. Stock Index Portfolio Open Futures Contracts on September 30, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Notional Value	(Depreciation)

Long Contracts
S&P 500 E-Mini	1,304	12/17/10	$74,112,840	$1,488,133
			$74,112,840	$1,488,133

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Consumer Discretionary: 11.2%
525,202		Comcast Corp. – Class A	$9,495,652
317,555	@	Ford Motor Co.	3,886,873
110,705		Gap, Inc.	2,063,541
257,642		Home Depot, Inc.	8,162,099
209,145		Sony Corp. ADR	6,466,763
132,466		Time Warner Cable, Inc.	7,151,839
356,653		Time Warner, Inc.	10,931,414
505,180		Viacom - Class B	18,282,464
			66,440,645
		Consumer Staples: 10.8%
205,726		Avon Products, Inc.	6,605,862
85,799		Coca-Cola Co.	5,020,957
148,103		Coca-Cola Enterprises, Inc.	4,591,193
432,104		Kraft Foods, Inc.	13,334,729
201,928		Sysco Corp.	5,758,987
274,982		Unilever NV ADR	8,216,462
257,952		Walgreen Co.	8,641,392
221,179		Wal-Mart Stores, Inc.	11,837,500
			64,007,082
		Energy: 12.8%
195,125		Anadarko Petroleum Corp.	11,131,881
48,596	@	Cameron International Corp.	2,087,684
122,986		ConocoPhillips	7,063,086
87,966		Devon Energy Corp.	5,694,919
94,029		ExxonMobil Corp.	5,810,052
145,182		Hess Corp.	8,583,160
44,759		Noble Energy, Inc.	3,360,953
170,539		Occidental Petroleum Corp.	13,353,204
194,283	L	Royal Dutch Shell PLC ADR - Class A	11,715,265
119,586	L	Schlumberger Ltd.	7,367,693
			76,167,897
		Financials: 19.5%
924,469		Bank of America Corp.	12,119,789
137,707		BB&T Corp.	3,315,985
552,467	L	Charles Schwab Corp.	7,679,291
112,552		Chubb Corp.	6,414,338
1,462,258	@	Citigroup, Inc.	5,702,806
252,451		Fifth Third Bancorp.	3,036,986
713,081		J.P. Morgan Chase & Co.	27,146,994
784,210		Marsh & McLennan Cos., Inc.	18,915,145
139,907		Morgan Stanley	3,452,905
195,207		PNC Financial Services Group, Inc.	10,133,195
167,656		Principal Financial Group, Inc.	4,345,644
147,455		State Street Corp.	5,553,155
156,572		US Bancorp.	3,385,087
200,325		Wells Fargo & Co.	5,034,167
			116,235,487
		Health Care: 11.3%
89,607		Abbott Laboratories	4,681,070
93,955		Bayer AG ADR	6,545,845
432,497		Bristol-Myers Squibb Co.	11,724,994
113,880		Cardinal Health, Inc.	3,762,595
176,550		Covidien PLC	7,095,545
179,474		Merck & Co., Inc.	6,606,438
531,015		Pfizer, Inc.	9,117,528
165,934		Roche Holding AG ADR	5,663,327
340,694		UnitedHealth Group, Inc.	11,961,766
			67,159,108
		Industrials: 10.2%
100,543		Avery Dennison Corp.	3,732,156
125,199	L	Cintas Corp.	3,449,232
94,980	L	Dover Corp.	4,958,906
36,377		FedEx Corp.	3,110,234
1,261,571		General Electric Co.	20,500,528
142,973		Ingersoll-Rand PLC	5,105,566
70,375	L	Manpower, Inc.	3,673,575
108,984		Robert Half International, Inc.	2,833,584
42,582		Siemens AG ADR	4,488,143
233,357		Tyco International Ltd.	8,571,203
			60,423,127
		Information Technology: 10.9%
207,970	@	Amdocs Ltd.	5,960,420
329,601	@	Cisco Systems, Inc.	7,218,262
479,627	@	Dell, Inc.	6,215,966
630,215	@	eBay, Inc.	15,377,246
233,036		Hewlett-Packard Co.	9,803,825

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Information Technology (continued)
325,173		Intel Corp.		$6,253,077
21,582	@	Lam Research Corp.		903,207
373,190		Western Union Co.		6,594,267
440,959	@, L	Yahoo!, Inc.		6,248,389
				64,574,659
		Materials: 1.7%
180,739		Dow Chemical Co.		4,963,093
71,436		PPG Industries, Inc.		5,200,541
				10,163,634
		Telecommunication Services: 2.8%
201,916		Verizon Communications, Inc.		6,580,442
408,258		Vodafone Group PLC ADR		10,128,881
				16,709,323
		Utilities: 4.4%
365,154		American Electric Power Co., Inc.		13,229,529
102,487		Edison International		3,524,528
60,809		Entergy Corp.		4,653,713
130,496		FirstEnergy Corp.		5,029,316
				26,437,086
		Total Common Stock
		(Cost $530,469,336)		568,318,048
SHORT-TERM INVESTMENTS: 4.2%
		Affiliated Mutual Fund: 3.9%
23,205,242		ING Institutional Prime Money Market Fund - Class I		23,205,241

		Total Mutual Fund
		(Cost $23,205,241)		23,205,241

Principal Amount				Value
		Securities Lending Collateral(cc): 0.3%
$1,680,468	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		$1,344,375

		Total Securities Lending Collateral
		(Cost $1,680,468)		1,344,375

		Total Short-Term Investments
		(Cost $24,885,709)		24,549,616

		Total Investments in Securities
		(Cost $555,355,045)*	99.8%	$592,867,664
		Other Assets and Liabilities - Net	0.2	1,468,006
		Net Assets	100.0%	$594,335,670

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

	*	Cost for federal income tax purposes is $558,519,831.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$55,079,038
		Gross Unrealized Depreciation		(20,731,205)
		Net Unrealized Appreciation		$34,347,833

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$568,318,048	$—	$—	$568,318,048
Short-Term Investments	23,205,241	—	1,344,375	24,549,616
Total Investments, at value	$591,523,289	$—	$1,344,375	$592,867,664

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	1,344,375	—	—	—	—	—	—	—	1,344,375
Total Investments, at value	$1,344,375	$—	$—	$—	$—	$—	$—	$—	$1,344,375

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Health Care Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.1%
		Health Care: 93.1%
83,800		Abbott Laboratories	$4,377,712
94,261		Aetna, Inc.	2,979,590
88,265	@	AGA Medical Holdings, Inc.	1,232,179
158,723	@	Alere, Inc.	4,909,302
88,062	@	Alexion Pharmaceuticals, Inc.	5,667,670
50,396		Allergan, Inc.	3,352,846
108,963	@	Amgen, Inc.	6,004,951
127,760	@	Amylin Pharmaceuticals, Inc.	2,663,796
1,768,041	@	Antisoma PLC	166,644
108,295	@	Arthrocare Corp.	2,943,458
83,251		Baxter International, Inc.	3,971,905
30,702		Becton Dickinson & Co.	2,275,018
338,129	@	Boston Scientific Corp.	2,072,731
174,463		Bristol-Myers Squibb Co.	4,729,692
124,972		Cardinal Health, Inc.	4,129,075
121,018	@	CareFusion Corp.	3,006,087
50,517	@	Celgene Corp.	2,910,284
84,078		Cigna Corp.	3,008,311
132,707	@	Conceptus, Inc.	1,824,721
65,018	@	Dendreon Corp.	2,677,441
245,696	@	Dyax Corp.	582,300
120,279		Eli Lilly & Co.	4,393,792
161,752	@	Eurand NV	1,591,640
95,942	@	Express Scripts, Inc.	4,672,375
113,080	@	Forest Laboratories, Inc.	3,497,564
27,473		Fresenius AG	2,196,895
34,298		Fresenius Medical Care AG & Co. KGaA	2,118,205
22,357	@	Genzyme Corp.	1,582,652
108,593	@	Gilead Sciences, Inc.	3,866,997
136,528	@	Hanger Orthopedic Group, Inc.	1,985,117
30,819	@	HeartWare International, Inc.	2,119,114
88,934	@	Human Genome Sciences, Inc.	2,649,344
135,966	@	Incyte Corp.	2,174,096
34,548		Johnson & Johnson	2,140,594
44,257	@	Life Technologies Corp.	2,066,359
53,424		Lonza Group AG	4,566,611
231,726	@	MAP Pharmaceuticals, Inc.	3,545,408
72,190	@	Medco Health Solutions, Inc.	3,758,211
1,823,990	@	Medipattern Corp.	181,708
140,633	@	MELA Sciences, Inc.	916,927
135,000		Merck & Co., Inc.	4,969,350
155,806	@	Mylan Laboratories	2,930,711
114,043	@	Myriad Genetics, Inc.	1,871,446
217,818	@	Nektar Therapeutics	3,217,172
352,773	@	Novavax, Inc.	772,573
94,375	@	NPS Pharmaceuticals, Inc.	645,525
60,000	@	NuPathe, Inc.	432,600
68,825	@	Par Pharmaceutical Cos., Inc.	2,001,431
356,721		Pfizer, Inc.	6,124,903
79,956	@	Resmed, Inc.	2,623,356
447,718	@	RTI Biologics, Inc.	1,177,498
70,814	@	Salix Pharmaceuticals Ltd.	2,812,732
40,766		Shire PLC ADR	2,742,736
75,624	@	St. Jude Medical, Inc.	2,975,048
46,086		Teva Pharmaceutical Industries Ltd. ADR	2,431,037
798,437	@	Theratechnologies, Inc.	3,709,329
78,727	@	Thoratec Corp.	2,911,324
81,360		UnitedHealth Group, Inc.	2,856,550
126,416		Valeant Pharmaceuticals International, Inc.	3,166,721
65,056	@	Vertex Pharmaceuticals, Inc.	2,248,986
164,590	@	Warner Chilcott PLC	3,693,400
38,735	@	Zimmer Holdings, Inc.	2,027,003
93,553	@	Zoll Medical Corp.	3,018,955
160,307	@	Zymogenetics, Inc.	1,562,993
			178,432,701
		Industrials: 2.0%
2,419,383	@	CareView Communications, Inc.	3,919,400
			3,919,400
		Total Common Stock
		(Cost $161,024,156)	182,352,101

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Health Care Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
WARRANTS: 0.1%
		Health Care: 0.1%
133,228	I	Novavax, Inc.		$134,317

		Total Warrants
		(Cost $-)		134,317

		Total Long-Term Investments
		(Cost $161,024,156)		182,486,418
SHORT-TERM INVESTMENTS: 4.8%
		Affiliated Mutual Fund: 4.8%
9,264,495		ING Institutional Prime Money Market Fund - Class I		9,264,495

		Total Short-Term Investments
		(Cost $9,264,495)		9,264,495

		Total Investments in Securities
		(Cost $170,288,651)*	100.0%	$191,750,913
		Other Assets and Liabilities - Net	(0.0)	(11,234)
		Net Assets	100.0%	$191,739,679

	@	Non-income producing security
	ADR	American Depositary Receipt
	I	Illiquid security

	*	Cost for federal income tax purposes is $171,679,394.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$29,835,517
		Gross Unrealized Depreciation		(9,763,998)
		Net Unrealized Appreciation		$20,071,519

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Health Care Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$182,352,101	$—	$—	$182,352,101
Warrants	—	134,317	—	134,317
Short-Term Investments	9,264,495	—	—	9,264,495
Total Investments, at value	$191,616,596	$134,317	$—	$191,750,913

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investors Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 26, 2010